UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end:    October 31

Date of reporting period:    October 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.00%	4.80%	3.41%

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.84%	4.33%	3.57%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.05%	5.13%	5.16%

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	10.58%	3.25%	3.76%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.33%	0.63%	4.29%

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.37%	1.12%	0.94%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.78%	0.39%	0.99%

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.43%	4.54%	5.25%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.55%	-2.73%	-0.02%

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-6.27%	0.78%	3.41%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.80%	3.92%	3.72%

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.34%	4.11%	3.55%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	13.58%	5.58%	4.24%

World ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.53%	4.38%	2.99%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.01%	4.49%	3.32%

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA SMID Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.76%	4.10%	3.46%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.65%	7.45%	6.96%

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.43%	8.04%	7.22%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.02%	3.01%	1.95%

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.09%	6.58%	4.14%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.71%	3.57%	2.22%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.49%	4.27%	2.57%

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	15.20%	4.71%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	14.04%	-4.67%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 1,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.00% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.84% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 11,010 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 2.05% for the Portfolio and 1.27% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Master Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Funds collectively held approximately 4,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 10.58% for the Portfolio and 5.66% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 18.33% for the Portfolio and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as those stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 0.37% for the Portfolio and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed. Additionally, the Master Funds’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 8.78% for the Portfolio and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 11.43% for the Portfolio and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2023

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, developed non-U.S. equities, and emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and underperformed non-U.S. REITs. Among non-U.S. REIT markets, Mexico, France, and Malaysia were among the strongest performers, while Israel, Italy, and Thailand lagged. At the REIT industry level, data center REITs and health care REITs generally outperformed, while self-storage and tower REITs generally underperformed.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-6.25%
S&P Global ex U.S. REIT Index	-5.26%
S&P Global REIT Index	-6.53%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2023. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2023, the Portfolio held approximately 320 securities in 26 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.55% for the Portfolio and -5.26% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2023, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 27 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -6.27% for the Portfolio and -6.53% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are not held by the benchmark, and these securities generally underperformed. Conversely, withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,930 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 17.80% for the Portfolio and 10.02% for the MSCI World ex USA Small Value Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,830 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.34% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 450 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.58% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with lower relative prices within the large-cap high relative profitability segment of developed ex U.S. markets contributed positively to performance relative to the benchmark, as those stocks generally outperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The Underlying Funds generally exclude real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio, directly and through the Underlying Funds, held approximately 5,620 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2023, total returns were 16.53% for the Portfolio and 15.07% for the MSCI All Country World ex USA Value Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,060 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.76% for the Portfolio and 12.82% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets. The Portfolio’s exclusion of REITs also contributed positively to performance relative to the benchmarks, as REITs generally underperformed.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 10,540 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.01% for the Portfolio and 12.07% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,710 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.65% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,720 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.43% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 13.02% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.09% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.71% for the Portfolio, 13.43% for the MSCI Emerging Markets Value Index (net dividends) and 10.80% for the MSCI Emerging Markets Index (net dividends). The Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmarks, which are composed primarily of large- and mid-cap stocks. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 6,780 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.49% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. As of October 31, 2023, the Portfolio held approximately 3,190 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.20% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,060 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.04% for the Portfolio and 7.03% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$931.90	0.17%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$932.10	0.23%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$953.20	0.42%	$2.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$915.20	0.39%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$987.30	0.40%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$882.80	0.40%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$868.70	0.51%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.51%	$2.60

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$886.90	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$857.90	0.26%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$882.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$956.40	0.43%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$934.90	0.34%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$931.20	0.30%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$967.50	0.36%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$945.10	0.30%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$955.80	0.48%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$979.90	0.27%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$990.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.70	0.35%	$1.73
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$989.60	0.59%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$985.10	0.44%	$2.20
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$976.70	0.39%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$990.40	0.66%	$3.31
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,017.60	0.42%	$2.14

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.7%
Consumer Discretionary	12.0%
Consumer Staples	9.0%
Energy	8.2%
Financials	18.6%
Health Care	10.3%
Industrials	16.1%
Information Technology	7.1%
Materials	9.5%
Real Estate	1.4%
Utilities	3.1%

100.0%

International Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	7.5%
Energy	8.7%
Financials	17.5%
Health Care	7.2%
Industrials	18.3%
Information Technology	6.9%
Materials	11.5%
Real Estate	2.1%
Utilities	2.9%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	30.9%
Real Estate	69.1%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.3%
Consumer Discretionary	11.4%
Consumer Staples	5.1%
Energy	8.5%
Financials	22.6%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	18.6%
Real Estate	3.2%
Utilities	0.7%

100.0%

International Vector Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.0%
Consumer Staples	6.4%
Energy	8.6%
Financials	20.0%
Health Care	5.3%
Industrials	19.2%
Information Technology	6.2%
Materials	13.3%
Real Estate	2.3%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.2%
Consumer Discretionary	16.3%
Consumer Staples	11.3%
Energy	11.3%
Financials	4.8%
Health Care	11.9%
Industrials	16.7%
Information Technology	10.2%
Materials	8.4%
Real Estate	0.5%
Utilities	1.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.0%
Consumer Discretionary	12.3%
Consumer Staples	7.1%
Energy	7.7%
Financials	17.2%
Health Care	6.9%
Industrials	15.8%
Information Technology	10.9%
Materials	11.6%
Real Estate	2.5%
Utilities	3.0%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	11.8%
Consumer Staples	5.5%
Energy	5.8%
Financials	18.0%
Health Care	4.4%
Industrials	20.1%
Information Technology	6.5%
Materials	18.0%
Real Estate	4.2%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.4%
Consumer Discretionary	11.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.8%
Health Care	4.7%
Industrials	9.8%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	10.8%
Consumer Staples	5.8%
Energy	3.5%
Financials	17.1%
Health Care	6.4%
Industrials	14.9%
Information Technology	13.7%
Materials	15.7%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	9.0%
Consumer Staples	6.3%
Energy	5.5%
Financials	20.1%
Health Care	4.1%
Industrials	10.2%
Information Technology	23.1%
Materials	11.8%
Real Estate	2.4%
Utilities	2.7%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value	Percentage of Net Assets
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
BHP Group Ltd., Class DI	697,375	$19,740,922	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,015,748	0.3%
Commonwealth Bank of Australia	368,188	22,649,397	0.5%
Other Securities		256,856,685	5.0%

TOTAL AUSTRALIA		316,262,752	6.2%

AUSTRIA — (0.2%)
Other Securities		9,441,672	0.2%

BELGIUM — (0.9%)
Other Securities		47,554,821	0.9%

CANADA — (10.2%)
# Canadian Natural Resources Ltd.	352,595	22,400,360	0.4%
# Royal Bank of Canada	215,717	17,229,360	0.3%
Royal Bank of Canada	206,240	16,474,451	0.3%
Suncor Energy, Inc.	535,689	17,356,324	0.3%
# Toronto-Dominion Bank	286,785	16,014,074	0.3%
Other Securities		447,055,111	8.9%

TOTAL CANADA		536,529,680	10.5%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	923,030	89,050,433	1.7%
# Novo Nordisk AS, Sponsored ADR	91,174	8,804,673	0.2%
Other Securities		62,317,950	1.2%

TOTAL DENMARK		160,173,056	3.1%

FINLAND — (1.0%)
Other Securities		52,738,172	1.0%

FRANCE — (9.9%)
Air Liquide SA	111,890	19,172,593	0.4%
Airbus SE	166,531	22,327,835	0.4%
Hermes International SCA	9,337	17,421,208	0.3%
L’Oreal SA	60,975	25,629,649	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	57,554,356	1.1%
Orange SA	1,475,342	17,353,034	0.3%
Sanofi SA	216,767	19,683,795	0.4%
Schneider Electric SE	111,591	17,169,090	0.3%
TotalEnergies SE	937,065	62,649,817	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,258,407	0.0%
Vinci SA	140,071	15,488,269	0.3%
Other Securities		243,800,984	5.0%

TOTAL FRANCE		519,509,037	10.2%

GERMANY — (6.6%)
Allianz SE	95,388	22,343,923	0.4%
Bayer AG	362,228	15,651,350	0.3%
Deutsche Telekom AG	1,271,712	27,600,810	0.5%
Mercedes-Benz Group AG	341,297	20,079,953	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
GERMANY — (Continued)
SAP SE	154,573	$20,733,236	0.4%
Siemens AG	185,650	24,635,541	0.5%
Other Securities		214,131,916	4.3%

TOTAL GERMANY		345,176,729	6.8%

HONG KONG — (1.8%)
AIA Group Ltd.	3,249,000	28,213,675	0.6%
Other Securities		67,519,828	1.3%

TOTAL HONG KONG		95,733,503	1.9%

IRELAND — (0.5%)
Other Securities		28,251,351	0.6%

ISRAEL — (0.5%)
Other Securities		27,051,117	0.5%

ITALY — (2.2%)
Stellantis NV	852,765	15,931,649	0.3%
Other Securities		100,499,915	2.0%

TOTAL ITALY		116,431,564	2.3%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	17,673,129	0.4%
Keyence Corp.	45,204	17,499,302	0.4%
Shin-Etsu Chemical Co. Ltd.	533,500	15,953,446	0.3%
Sony Group Corp.	371,800	30,911,023	0.6%
Tokyo Electron Ltd.	131,100	17,323,246	0.3%
Toyota Motor Corp.	2,420,615	42,345,607	0.8%
Other Securities		972,975,012	19.0%

TOTAL JAPAN		1,114,680,765	21.8%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	18,557,036	0.4%
ASML Holding NV	82,305	49,285,057	1.0%
Other Securities		122,396,380	2.3%

TOTAL NETHERLANDS		190,238,473	3.7%

NEW ZEALAND — (0.3%)
Other Securities		15,537,173	0.3%

NORWAY — (0.8%)
Other Securities		42,450,028	0.8%

PORTUGAL — (0.2%)
Other Securitiesı		12,843,354	0.3%

SINGAPORE — (1.0%)
Other Securities		51,706,495	1.0%

SPAIN — (2.3%)
Other Securities		119,642,753	2.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
SWEDEN — (2.5%)
Other Securities		$129,064,655	2.5%

SWITZERLAND — (7.6%)
ABB Ltd.	504,168	16,938,889	0.3%
Nestle SA	702,768	75,785,606	1.5%
Novartis AG	340,245	31,853,586	0.6%
Novartis AG, Sponsored ADR	195,278	18,274,115	0.4%
Roche Holding AG	8,301	2,262,114	0.1%
Roche Holding AG	205,381	52,928,648	1.0%
Zurich Insurance Group AG	33,513	15,918,425	0.3%
Other Securities		187,480,795	3.6%

TOTAL SWITZERLAND		401,442,178	7.8%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC	126,555	15,845,143	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	31,341,151	0.6%
BP PLC, Sponsored ADR	765,146	27,989,059	0.5%
# Diageo PLC, Sponsored ADR	105,239	16,154,186	0.3%
Glencore PLC	3,900,960	20,662,696	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	20,025,677	0.4%
Shell PLC	36,838	1,187,156	0.0%
# Shell PLC, ADR	1,043,088	67,946,752	1.3%
# Unilever PLC, Sponsored ADR	334,884	15,856,757	0.3%
Other Securities		444,351,007	8.8%

TOTAL UNITED KINGDOM		661,359,584	12.9%

UNITED STATES — (0.5%)
CRH PLC	303,700	16,269,209	0.3%
Other Securities		10,220,492	0.2%

TOTAL UNITED STATES		26,489,701	0.5%

TOTAL COMMON STOCKS		5,020,308,613	98.1%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		21,929,678	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,791,649,286)		5,042,238,291

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	18,843,578	217,963,662	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,009,616,032)		$5,260,201,953	102.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	224	12/15/23	$49,320,507	$47,177,200	$(2,143,307)

Total Futures Contracts			$49,320,507	$47,177,200	$(2,143,307)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,577,262	$297,685,490	—	$316,262,752
Austria	—	9,441,672	—	9,441,672
Belgium	793,104	46,761,717	—	47,554,821
Canada	534,241,585	2,288,095	—	536,529,680
Denmark	8,804,673	151,368,383	—	160,173,056
Finland	1,232,309	51,505,863	—	52,738,172
France	3,276,642	516,232,395	—	519,509,037
Germany	11,421,412	333,755,317	—	345,176,729
Hong Kong	—	95,733,503	—	95,733,503
Ireland	—	28,251,351	—	28,251,351
Israel	3,878,019	23,173,098	—	27,051,117
Italy	1,419,628	115,011,936	—	116,431,564
Japan	20,422,882	1,094,257,883	—	1,114,680,765
Netherlands	59,734,744	130,503,729	—	190,238,473
New Zealand	—	15,537,173	—	15,537,173
Norway	669,246	41,780,782	—	42,450,028
Portugal	—	12,843,354	—	12,843,354
Singapore	—	51,706,495	—	51,706,495
Spain	6,260,233	113,382,520	—	119,642,753
Sweden	—	129,064,655	—	129,064,655
Switzerland	47,261,261	354,180,917	—	401,442,178
United Kingdom	225,985,321	435,374,263	—	661,359,584
United States	21,927,270	4,562,431	—	26,489,701
Preferred Stocks
Germany	—	21,929,678	—	21,929,678
Securities Lending Collateral	—	217,963,662	—	217,963,662
Futures Contracts**	(2,143,307)	—	—	(2,143,307)

TOTAL	$963,762,284	$4,294,296,362	—	$5,258,058,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$114,097,957	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	72,579,921	0.3%
Commonwealth Bank of Australia	925,486	56,932,055	0.2%
Woodside Energy Group Ltd.	2,589,891	56,407,288	0.2%
Other Securities		1,469,511,813	5.4%

TOTAL AUSTRALIA		1,769,529,034	6.5%

AUSTRIA — (0.5%)
Other Securities		138,584,333	0.5%

BELGIUM — (1.1%)
Other Securities		313,060,111	1.2%

CANADA — (10.4%)
# Bank of Montreal	775,898	58,619,094	0.2%
# Canadian Natural Resources Ltd.	1,628,940	103,486,558	0.4%
Royal Bank of Canada	1,205,863	96,324,336	0.4%
Suncor Energy, Inc.	2,861,278	92,705,407	0.4%
Other Securities		2,551,603,202	9.2%

TOTAL CANADA		2,902,738,597	10.6%

CAYMAN ISLANDS — (0.0%)
Other Security		37,677	0.0%

CHINA — (0.0%)
Other Securities		12,128,593	0.1%

DENMARK — (2.8%)
Novo Nordisk AS, Class B	1,773,052	171,057,332	0.6%
# Novo Nordisk AS, Sponsored ADR	1,177,766	113,736,863	0.4%
Other Securities		490,786,570	1.8%

TOTAL DENMARK		775,580,765	2.8%

FINLAND — (1.4%)
Other Securities		393,200,489	1.4%

FRANCE — (8.1%)
Capgemini SE	373,745	66,051,513	0.2%
L’Oreal SA	157,365	66,145,302	0.3%
LVMH Moet Hennessy Louis Vuitton SE	247,349	177,084,653	0.7%
Orange SA	7,245,203	85,218,380	0.3%
TotalEnergies SE	4,052,320	270,927,956	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	14,333,852	0.1%
Vinci SA	533,897	59,035,350	0.2%
Other Securities		1,525,643,446	5.5%

TOTAL FRANCE		2,264,440,452	8.3%

GERMANY — (6.3%)
Allianz SE	264,267	61,902,560	0.2%
Bayer AG	1,569,802	67,828,881	0.3%
Deutsche Post AG	1,499,206	58,534,238	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$130,889,872	0.5%
Mercedes-Benz Group AG	1,670,941	98,308,562	0.4%
Siemens AG	498,522	66,153,296	0.3%
Other Securities		1,269,731,439	4.5%

TOTAL GERMANY		1,753,348,848	6.4%

HONG KONG — (1.9%)
AIA Group Ltd.	11,564,600	100,424,706	0.4%
Other Securities		446,545,597	1.6%

TOTAL HONG KONG		546,970,303	2.0%

IRELAND — (0.6%)
Other Securities		165,618,167	0.6%

ISRAEL — (0.7%)
Other Securities		196,113,177	0.7%

ITALY — (2.8%)
Eni SpA	4,294,094	70,198,411	0.3%
Stellantis NV	5,877,017	109,796,450	0.4%
Other Securities		609,495,558	2.2%

TOTAL ITALY		789,490,419	2.9%

JAPAN — (22.5%)
Hitachi Ltd.	1,198,785	75,986,879	0.3%
# ITOCHU Corp.	1,563,900	56,333,280	0.2%
KDDI Corp.	2,227,400	66,632,058	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	66,335,503	0.3%
Sony Group Corp.	1,128,800	93,847,129	0.4%
Toyota Motor Corp.	7,465,770	130,604,233	0.5%
Other Securities		5,815,908,699	21.0%

TOTAL JAPAN		6,305,647,781	23.0%

NETHERLANDS — (3.0%)
# ASML Holding NV	126,227	75,877,630	0.3%
ASML Holding NV	180,734	108,225,327	0.4%
Koninklijke Ahold Delhaize NV	2,123,122	62,869,437	0.2%
Other Securities		603,847,055	2.2%

TOTAL NETHERLANDS		850,819,449	3.1%

NEW ZEALAND — (0.3%)
Other Securities		83,000,314	0.3%

NORWAY — (0.9%)
Other Securities		242,131,060	0.9%

PORTUGAL — (0.3%)
Other Securities		84,825,003	0.3%

SINGAPORE — (1.0%)
Other Securities		284,992,159	1.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.4%)
# Banco Santander SA	16,149,187	$59,395,633	0.2%
Repsol SA	4,909,248	71,881,932	0.3%
Telefonica SA	15,385,994	59,430,500	0.2%
Other Securities		477,791,956	1.7%

TOTAL SPAIN		668,500,021	2.4%

SWEDEN — (2.5%)
Volvo AB, Class B	2,958,974	58,632,631	0.2%
Other Securities		635,154,989	2.3%

TOTAL SWEDEN		693,787,620	2.5%

SWITZERLAND — (7.4%)
ABB Ltd.	1,748,784	58,755,134	0.2%
Nestle SA	2,370,731	255,656,610	0.9%
Novartis AG, Sponsored ADR	1,622,126	151,798,551	0.6%
Roche Holding AG	627,570	161,730,790	0.6%
Zurich Insurance Group AG	125,316	59,524,164	0.2%
Other Securities		1,392,349,108	5.1%

TOTAL SWITZERLAND		2,079,814,357	7.6%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	1,493,548	94,437,040	0.4%
BP PLC	10,974,429	67,010,003	0.3%
BP PLC, Sponsored ADR	3,571,720	130,653,518	0.5%
Glencore PLC	18,999,963	100,639,456	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	109,325,217	0.4%
Shell PLC	1,472,115	47,441,592	0.2%
Shell PLC, ADR	4,623,215	301,156,225	1.1%
Other Securities		2,583,687,697	9.3%

TOTAL UNITED KINGDOM		3,434,350,748	12.6%

UNITED STATES — (0.5%)
# CRH PLC	1,705,978	91,389,241	0.3%
Other Securities		43,390,019	0.2%

TOTAL UNITED STATES		134,779,260	0.5%

TOTAL COMMON STOCKS		26,883,488,737	98.2%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		123,674,912	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		206	0.0%

FINLAND — (0.0%)
Other Security		1,555,295	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$256,855	0.0%

TOTAL RIGHTS/WARRANTS		1,812,356	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,867,276,334)		27,008,976,005

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	87,571,605	1,012,940,757	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $24,880,218,461)		$28,021,916,762	102.4%

As of October 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	976	12/15/23	$218,737,430	$205,557,800	$(13,179,630)

Total Futures Contracts			$218,737,430	$205,557,800	$(13,179,630)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$89,158,794	$1,680,108,338	$261,902	$1,769,529,034
Austria	659,255	137,925,078	—	138,584,333
Belgium	6,259,001	306,801,110	—	313,060,111
Canada	2,894,290,846	8,447,751	—	2,902,738,597
Cayman Islands	—	37,677	—	37,677
China	11,179,099	949,494	—	12,128,593
Denmark	113,736,863	661,843,902	—	775,580,765
Finland	9,791,083	383,409,406	—	393,200,489
France	28,416,583	2,236,023,869	—	2,264,440,452
Germany	36,034,843	1,717,314,005	—	1,753,348,848
Hong Kong	401,795	546,426,590	141,918	546,970,303
Ireland	—	165,618,167	—	165,618,167
Israel	14,231,944	181,881,233	—	196,113,177
Italy	6,689,605	782,800,814	—	789,490,419
Japan	108,895,333	6,196,752,448	—	6,305,647,781
Netherlands	163,565,570	687,253,879	—	850,819,449
New Zealand	215,172	82,785,142	—	83,000,314
Norway	1,463,717	240,667,343	—	242,131,060
Portugal	303,204	84,521,799	—	84,825,003
Singapore	7,447	284,677,530	307,182	284,992,159
Spain	15,523,988	652,976,033	—	668,500,021
Sweden	244,838	693,542,782	—	693,787,620

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$212,078,595	$1,867,735,762	—	$2,079,814,357
United Kingdom	832,415,293	2,601,760,587	$174,868	3,434,350,748
United States	107,106,754	27,672,506	—	134,779,260
Preferred Stocks
Germany	—	123,674,912	—	123,674,912
Rights/Warrants
Australia	—	206	—	206
Finland	—	1,555,295	—	1,555,295
Spain	—	256,855	—	256,855
Securities Lending Collateral	—	1,012,940,757	—	1,012,940,757
Futures Contracts**	(13,179,630)	—	—	(13,179,630)

TOTAL	$4,639,489,992	$23,368,361,270	$885,870^	$28,008,737,132

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc	1,191,641	$44,650,794
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,574,556
Investment in The Continental Small Company Series of The DFA Investment Trust Company		8,290,138
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,096,241
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,760,151
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,265,014
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,179,541

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,951,228)		$73,816,435

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$73,816,435	—	—	$73,816,435

TOTAL	$73,816,435	—	—	$73,816,435

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,976,364,881
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,567,386,625
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,230,454,755
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,137,353,537
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,036,712,569

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,948,272,367

Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $92,141,919)	92,141,919	92,141,919

TOTAL INVESTMENTS — (100.0%) (Cost $9,995,982,568)		$10,040,414,286

As of October 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	431	12/15/23	$92,441,950	$90,773,988	$(1,667,962)

Total Futures Contracts			$92,441,950	$90,773,988	$(1,667,962)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,948,272,367	—	—	$9,948,272,367
Temporary Cash Investments	92,141,919	—	—	92,141,919
Futures Contracts**	(1,667,962)	—	—	(1,667,962)

TOTAL	$10,038,746,324	—	—	$10,038,746,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$248,690,093

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$248,690,093

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$163,248,753

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$163,248,753

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,698,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,698,045

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$657,058,163

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$657,058,163

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
AUSTRALIA — (19.2%)
Charter Hall Group	4,539,726	$25,149,986	0.7%
Dexus	10,232,914	42,263,842	1.2%
Goodman Group	16,652,086	220,338,662	6.3%
GPT Group	18,275,188	42,175,999	1.2%
Mirvac Group	37,491,944	43,500,151	1.2%
Scentre Group	49,912,659	77,324,241	2.2%
Stockland	22,823,875	51,512,137	1.5%
Vicinity Ltd.	36,942,552	40,013,620	1.1%
Other Securities		140,684,445	4.0%

TOTAL AUSTRALIA		682,963,083	19.4%

BELGIUM — (3.5%)
Aedifica SA	459,057	25,044,103	0.7%
Cofinimmo SA	334,049	20,772,985	0.6%
Warehouses De Pauw CVA	1,615,120	39,962,118	1.1%
Other Securities		39,162,446	1.2%

TOTAL BELGIUM		124,941,652	3.6%

CANADA — (4.8%)
# Canadian Apartment Properties REIT	810,188	23,848,476	0.7%
Other Securities		147,400,328	4.2%

TOTAL CANADA		171,248,804	4.9%

CHINA — (0.1%)
Other Securities		4,364,616	0.1%

FRANCE — (5.7%)
Covivio SA	458,957	19,668,316	0.6%
Gecina SA	415,069	40,755,974	1.2%
Klepierre SA	1,926,549	46,783,891	1.3%
#* Unibail-Rodamco-Westfield	920,694	45,619,640	1.3%
#* Unibail-Rodamco-Westfield, CDI	6,428,164	15,444,278	0.4%
Other Securities		32,866,218	0.9%

TOTAL FRANCE		201,138,317	5.7%

GERMANY — (0.2%)
Other Security		6,105,168	0.2%

HONG KONG — (3.8%)
Link REIT	24,527,821	112,561,593	3.2%
Other Securities		23,083,972	0.7%

TOTAL HONG KONG		135,645,565	3.9%

INDIA — (0.0%)
Other Securities		351,325	0.0%

IRELAND — (0.1%)
Other Security		4,867,291	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,318,360	0.0%

	JAPAN — (25.7%)
	Advance Residence Investment Corp.	12,919	28,088,528	0.8%
#	Daiwa House REIT Investment Corp.	21,472	38,000,017	1.1%
	GLP J-Reit	45,767	40,991,534	1.2%
	Invincible Investment Corp.	59,700	22,960,640	0.6%
	Japan Hotel REIT Investment Corp.	43,288	19,680,167	0.6%
	Japan Metropolitan Fund Invest	69,267	44,701,234	1.3%
	Japan Prime Realty Investment Corp.	8,443	19,775,995	0.6%
#	Japan Real Estate Investment Corp.	12,424	46,146,730	1.3%
	Nippon Accommodations Fund, Inc.	4,991	20,107,729	0.6%
	Nippon Building Fund, Inc.	15,036	60,413,649	1.7%
	Nippon Prologis REIT, Inc.	22,394	39,847,331	1.1%
	Nomura Real Estate Master Fund, Inc.	41,738	46,056,135	1.3%
#	Orix JREIT, Inc.	26,195	30,104,919	0.9%
#	Sekisui House Reit, Inc.	41,463	21,837,547	0.6%
	United Urban Investment Corp.	28,635	28,868,908	0.8%
	Other Securities		402,819,128	11.4%

	TOTAL JAPAN		910,400,191	25.9%

	MALAYSIA — (0.6%)
	Other Securities		19,768,695	0.6%

	MEXICO — (3.0%)
Ω	FIBRA Macquarie Mexico	12,529,336	19,278,040	0.5%
	Fibra Uno Administracion SA de CV	30,033,624	45,660,970	1.3%
	Other Securities		40,145,403	1.2%

	TOTAL MEXICO		105,084,413	3.0%

	NETHERLANDS — (0.7%)
	Other Securities		24,219,976	0.7%

	NEW ZEALAND — (1.4%)
	Other Securities		50,613,739	1.4%

	PHILIPPINES — (0.0%)
	Other Security		16,177	0.0%

	SAUDI ARABIA — (0.0%)
	Other Securities		719,557	0.0%

	SINGAPORE — (11.2%)
	CapitaLand Ascendas REIT	34,533,080	65,614,365	1.9%
	CapitaLand Integrated Commercial Trust	52,886,611	67,970,893	1.9%
	Frasers Logistics & Commercial Trust	29,728,732	22,582,155	0.6%
	Mapletree Industrial Trust	20,652,558	32,463,788	0.9%
	Mapletree Logistics Trust	33,855,047	36,355,199	1.0%
#	Mapletree Pan Asia Commercial Trust	23,384,506	22,727,523	0.7%
	Other Securities		151,376,548	4.4%

	TOTAL SINGAPORE		399,090,471	11.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.7%)
Other Securities		$58,553,339	1.7%

SOUTH KOREA — (0.3%)
Other Securities		10,307,940	0.3%

SPAIN — (1.3%)
Merlin Properties Socimi SA	3,223,898	26,880,164	0.8%
Other Securities		20,089,576	0.5%

TOTAL SPAIN		46,969,740	1.3%

TAIWAN — (0.4%)
Other Securities		13,567,649	0.4%

THAILAND — (0.0%)
Other Securities		290,901	0.0%

TURKEY — (0.5%)
Other Securities		15,671,016	0.4%

UNITED KINGDOM — (13.2%)
Big Yellow Group PLC	1,804,080	20,981,600	0.6%
British Land Co. PLC	8,612,052	31,221,063	0.9%
Derwent London PLC	968,337	21,520,303	0.6%
Land Securities Group PLC	6,916,338	47,941,990	1.4%
LondonMetric Property PLC	10,298,484	20,752,958	0.6%
Segro PLC	11,639,873	101,175,392	2.9%
# Shaftesbury Capital PLC	15,223,250	19,298,426	0.6%
Tritax Big Box REIT PLC	19,322,752	32,170,791	0.9%
UNITE Group PLC	3,552,659	37,596,067	1.1%
Other Securities		135,365,555	3.7%

TOTAL UNITED KINGDOM		468,024,145	13.3%

TOTAL COMMON STOCKS (Cost $4,290,932,722)		3,456,242,130	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	8,122,173	93,949,172	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,384,882,641)		$3,550,191,302	101.0%

As of October 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	128	12/15/23	$27,954,649	$26,958,400	$(996,249)

Total Futures Contracts			$27,954,649	$26,958,400	$(996,249)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,878,032	$680,085,051	—	$682,963,083
Belgium	—	124,941,652	—	124,941,652
Canada	171,248,804	—	—	171,248,804
China	—	4,364,616	—	4,364,616
France	—	201,138,317	—	201,138,317
Germany	—	6,105,168	—	6,105,168
Hong Kong	—	135,645,565	—	135,645,565
India	—	351,325	—	351,325
Ireland	—	4,867,291	—	4,867,291
Italy	—	1,318,360	—	1,318,360
Japan	—	910,400,191	—	910,400,191
Malaysia	—	19,768,695	—	19,768,695
Mexico	105,084,413	—	—	105,084,413
Netherlands	—	24,219,976	—	24,219,976
New Zealand	—	50,613,739	—	50,613,739
Philippines	—	16,177	—	16,177
Saudi Arabia	—	719,557	—	719,557
Singapore	—	399,090,471	—	399,090,471
South Africa	—	58,553,339	—	58,553,339
South Korea	—	10,307,940	—	10,307,940
Spain	—	46,969,740	—	46,969,740
Taiwan	—	13,567,649	—	13,567,649
Thailand	—	290,901	—	290,901
Turkey	—	15,671,016	—	15,671,016
United Kingdom	—	468,024,145	—	468,024,145
Securities Lending Collateral	—	93,949,172	—	93,949,172
Futures Contracts**	(996,249)	—	—	(996,249)

TOTAL	$278,215,000	$3,270,980,053	—	$3,549,195,053

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»†	Percentage of Net Assets‡
COMMON STOCKS — (65.7%)
UNITED STATES — (65.7%)
	Agree Realty Corp.	404,393	$22,621,744	0.3%
#	Alexandria Real Estate Equities, Inc.	742,599	69,158,245	1.0%
	American Homes 4 Rent, Class A	1,476,256	48,332,621	0.7%
	American Tower Corp.	2,050,133	365,313,199	5.5%
	Americold Realty Trust, Inc.	1,163,880	30,516,934	0.5%
	Apartment Income REIT Corp.	736,288	21,506,972	0.3%
#	AvalonBay Communities, Inc.	631,701	104,698,124	1.6%
#	Boston Properties, Inc.	675,717	36,198,160	0.5%
	Brixmor Property Group, Inc.	1,383,499	28,762,944	0.4%
	Camden Property Trust	483,176	41,011,979	0.6%
	Crown Castle, Inc.	1,930,586	179,505,886	2.7%
	CubeSmart	1,019,361	34,750,017	0.5%
#	Digital Realty Trust, Inc.	1,309,024	162,790,225	2.4%
	EastGroup Properties, Inc.	196,141	32,020,018	0.5%
	Equinix, Inc.	412,526	300,995,471	4.5%
	Equity LifeStyle Properties, Inc.	795,076	52,316,001	0.8%
	Equity Residential	1,609,516	89,054,520	1.3%
	Essex Property Trust, Inc.	289,109	61,846,197	0.9%
	Extra Space Storage, Inc.	941,132	97,491,886	1.5%
	Federal Realty Investment Trust	350,832	31,992,370	0.5%
	First Industrial Realty Trust, Inc.	591,434	25,017,658	0.4%
#	Gaming & Leisure Properties, Inc.	1,192,243	54,115,910	0.8%
	Healthcare Realty Trust, Inc., Class A	1,825,534	26,196,413	0.4%
	Healthpeak Properties, Inc.	2,496,282	38,817,185	0.6%
#	Host Hotels & Resorts, Inc.	3,226,659	49,948,681	0.8%
	Invitation Homes, Inc.	2,774,819	82,384,376	1.2%
#	Iron Mountain, Inc.	1,322,958	78,147,129	1.2%
	Kimco Realty Corp.	2,824,542	50,672,284	0.8%
	Kite Realty Group Trust	1,036,243	22,092,701	0.3%
#	Lamar Advertising Co., Class A	400,969	32,987,720	0.5%
	Mid-America Apartment Communities, Inc.	528,827	62,480,910	0.9%
	NNN REIT, Inc.	849,095	30,847,621	0.5%
#	Omega Healthcare Investors, Inc.	1,120,816	37,099,010	0.6%
	Prologis, Inc.	4,099,876	413,062,507	6.2%
#	Public Storage	704,072	168,069,027	2.5%
#	Realty Income Corp.	2,801,008	132,711,759	2.0%
	Regency Centers Corp.	735,985	44,350,456	0.7%
	Rexford Industrial Realty, Inc.	928,036	40,128,277	0.6%
	Ryman Hospitality Properties, Inc.	245,283	20,996,225	0.3%
	SBA Communications Corp.	484,466	101,074,142	1.5%
	Simon Property Group, Inc.	1,462,643	160,729,839	2.4%
	Spirit Realty Capital, Inc.	628,364	22,614,820	0.3%
#	STAG Industrial, Inc.	774,692	25,735,268	0.4%
#	Sun Communities, Inc.	560,595	62,360,588	0.9%
	UDR, Inc.	1,474,492	46,903,591	0.7%
#	Ventas, Inc.	1,821,522	77,341,824	1.2%
	VICI Properties, Inc.	4,492,485	125,340,332	1.9%
#	Welltower, Inc.	2,217,008	185,364,039	2.8%
	WP Carey, Inc.	964,683	51,755,243	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»†	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$524,024,505	7.9%

TOTAL UNITED STATES		4,604,253,553	69.1%

TOTAL COMMON STOCKS		4,604,253,553	69.1%

		Value†
AFFILIATED INVESTMENT COMPANY — (29.4%)
DFA International Real Estate Securities Portfolio
Portfolio of DFA Investment Dimensions Group, Inc.	631,843,335	2,059,809,271	30.9%

TOTAL INVESTMENT SECURITIES (Cost $7,675,520,500)		6,664,062,824

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	29,389,659	339,950,185	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,015,475,132)		$7,004,013,009	105.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security

Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,604,253,553	—	—	$4,604,253,553
Affiliated Investment Company	2,059,809,271	—	—	2,059,809,271
Securities Lending Collateral	—	$339,950,185	—	339,950,185

TOTAL	$6,664,062,824	$339,950,185	—	$7,004,013,009

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.3%)
Other Securities		$528,978,799	5.3%

AUSTRIA — (0.7%)
Other Securities		67,444,620	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	287,147	42,627,821	0.4%
Bekaert SA	848,770	34,367,043	0.3%
Euronav NV	2,281,463	40,839,079	0.4%
Other Securities		46,850,091	0.5%

TOTAL BELGIUM		164,684,034	1.6%

CANADA — (12.6%)
Alamos Gold, Inc., Class A	7,302,034	90,409,897	0.9%
B2Gold Corp.	11,656,607	37,650,841	0.4%
Canadian Western Bank	1,891,896	37,490,032	0.4%
* Celestica, Inc.	2,231,390	52,085,880	0.5%
Crescent Point Energy Corp.	6,229,675	49,954,199	0.5%
Crescent Point Energy Corp.	4,550,385	36,448,584	0.4%
Linamar Corp.	955,481	41,312,883	0.4%
* MEG Energy Corp.	4,542,554	89,753,726	0.9%
Whitecap Resources, Inc.	4,648,893	35,903,834	0.4%
Other Securities		790,529,848	7.8%

TOTAL CANADA		1,261,539,724	12.6%

CHINA — (0.1%)
Other Securities		13,440,730	0.1%

DENMARK — (3.4%)
* Jyske Bank AS	1,133,155	79,858,377	0.8%
Sydbank AS	1,473,428	64,005,208	0.6%
Other Securities		195,578,858	2.0%

TOTAL DENMARK		339,442,443	3.4%

FINLAND — (1.9%)
Cargotec OYJ, Class B	918,303	36,247,372	0.4%
Kemira OYJ	2,760,746	44,699,387	0.5%
Other Securities		112,855,092	1.0%

TOTAL FINLAND		193,801,851	1.9%

FRANCE — (4.3%)
Elis SA	3,248,331	53,272,553	0.5%
Rexel SA	2,846,567	58,134,796	0.6%
SCOR SE	1,724,760	51,491,755	0.5%
Other Securities		264,510,988	2.7%

TOTAL FRANCE		427,410,092	4.3%

GERMANY — (4.6%)
Aurubis AG	564,550	46,539,757	0.5%
K+S AG	3,039,972	51,105,609	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	thyssenkrupp AG	6,122,697	$42,673,097	0.4%
	Other Securities		325,374,341	3.2%

	TOTAL GERMANY		465,692,804	4.6%

	HONG KONG — (2.1%)
	Other Securities		206,655,632	2.1%

	IRELAND — (0.4%)
	Bank of Ireland Group PLC	3,823,592	34,265,949	0.4%
	Other Securities		4,717,098	0.0%

	TOTAL IRELAND		38,983,047	0.4%

	ISRAEL — (0.7%)
	Other Securities		72,171,940	0.7%

	ITALY — (5.8%)
	Banca Popolare di Sondrio SPA	8,551,198	46,657,299	0.5%
	Banco BPM SpA	23,187,886	118,637,041	1.2%
	BPER Banca	10,234,210	33,303,637	0.3%
	Buzzi SpA	1,660,638	43,972,318	0.5%
	Leonardo SpA	5,845,169	88,335,026	0.9%
	Unipol Gruppo SpA	7,515,431	40,715,459	0.4%
	Other Securities		206,821,327	2.0%

	TOTAL ITALY		578,442,107	5.8%

	JAPAN — (27.6%)
	Other Securities.		2,766,240,583	27.5%

	NETHERLANDS — (2.2%)
	ASR Nederland NV	1,574,912	58,773,298	0.6%
	SBM Offshore NV	4,229,740	52,679,129	0.5%
Ω	Signify NV	1,506,679	39,057,380	0.4%
	Other Securities		72,604,787	0.7%

	TOTAL NETHERLANDS		223,114,594	2.2%

	NEW ZEALAND — (0.2%)
	Other Securities		18,131,892	0.2%

	NORWAY — (1.1%)
	Other Securities		111,816,153	1.1%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	106,844,352	32,792,214	0.3%
	Other Security		10,064,586	0.1%

	TOTAL PORTUGAL		42,856,800	0.4%

	SINGAPORE — (0.7%)
	Other Securities		74,172,444	0.7%

	SPAIN — (3.2%)
	Banco de Sabadell SA	96,841,677	120,412,336	1.2%
	Bankinter SA	8,945,087	56,563,883	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Mapfre SA	15,911,485	$33,075,531	0.3%
Other Securities		109,148,677	1.1%

TOTAL SPAIN		319,200,427	3.2%

SWEDEN — (2.2%)
Other Securities		217,495,010	2.2%

SWITZERLAND — (6.6%)
Adecco Group AG	1,620,498	61,325,391	0.6%
Baloise Holding AG	350,114	50,271,415	0.5%
Helvetia Holding AG	623,560	83,827,527	0.8%
Mobimo Holding AG	130,513	36,049,332	0.4%
Siegfried Holding AG	62,993	49,954,613	0.5%
Swiss Prime Site AG	675,650	62,800,253	0.6%
Other Securities		321,721,985	3.2%

TOTAL SWITZERLAND		665,950,516	6.6%

UNITED KINGDOM — (10.4%)
Balfour Beatty PLC	8,646,576	32,587,843	0.3%
Bank of Georgia Group PLC	852,614	34,519,963	0.4%
Bellway PLC	2,001,620	50,938,632	0.5%
Grafton Group PLC	5,241,423	49,339,311	0.5%
* Marks & Spencer Group PLC	21,286,231	56,208,036	0.6%
Paragon Banking Group PLC	6,514,726	35,140,622	0.4%
Redrow PLC	6,470,883	38,346,474	0.4%
Vistry Group PLC	5,318,288	45,840,001	0.5%
Other Securities		703,510,820	6.8%

TOTAL UNITED KINGDOM		1,046,431,702	10.4%

UNITED STATES — (0.1%)
Other Securities		5,237,651	0.1%

TOTAL COMMON STOCKS		9,849,335,595	98.1%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		9,924,598	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,132,541,727)		9,859,260,193

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,372,669	166,248,664	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,298,790,624)		$10,025,508,857	99.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	443	12/15/23	$95,489,655	$93,301,338	$(2,188,317)

Total Futures Contracts			$95,489,655	$93,301,338	$(2,188,317)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$528,852,024	$126,775	$528,978,799
Austria	$28,299	67,416,321	—	67,444,620
Belgium	691,004	163,993,030	—	164,684,034
Canada	1,261,291,414	248,310	—	1,261,539,724
China	12,469,381	971,349	—	13,440,730
Denmark	—	339,442,443	—	339,442,443
Finland	—	193,801,851	—	193,801,851
France	—	427,410,092	—	427,410,092
Germany	—	465,692,804	—	465,692,804
Hong Kong	—	206,490,631	165,001	206,655,632
Ireland	—	38,983,047	—	38,983,047
Israel	1,644,882	70,527,058	—	72,171,940
Italy	—	578,442,107	—	578,442,107
Japan	3,091,187	2,763,149,396	—	2,766,240,583
Netherlands	—	223,114,594	—	223,114,594
New Zealand	—	18,131,892	—	18,131,892
Norway	386,165	111,429,988	—	111,816,153
Portugal	—	42,856,800	—	42,856,800
Singapore	—	74,172,444	—	74,172,444
Spain	—	319,200,427	—	319,200,427
Sweden	552,874	216,942,136	—	217,495,010
Switzerland	—	665,950,516	—	665,950,516
United Kingdom	—	1,046,431,702	—	1,046,431,702
United States	—	5,237,651	—	5,237,651
Preferred Stocks
Germany	—	9,924,598	—	9,924,598
Securities Lending Collateral	—	166,248,664	—	166,248,664
Futures Contracts**	(2,188,317)	—	—	(2,188,317)

TOTAL	$1,277,966,889	$8,745,061,875	$291,776^	$10,023,320,540

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
Santos Ltd.	1,425,355	$6,954,958	0.2%
Other Securities		181,066,448	6.0%

TOTAL AUSTRALIA		188,021,406	6.2%

AUSTRIA — (0.6%)
Other Securities		18,249,253	0.6%

BELGIUM — (1.4%)
KBC Group NV	102,841	5,659,839	0.2%
Solvay SA	74,197	7,843,780	0.3%
Other Securities		29,567,408	0.9%

TOTAL BELGIUM		43,071,027	1.4%

CANADA — (10.2%)
ARC Resources Ltd.	411,447	6,619,345	0.2%
# Bank of Montreal	71,895	5,431,667	0.2%
Fairfax Financial Holdings Ltd.	7,672	6,384,509	0.2%
Suncor Energy, Inc.	187,507	6,075,227	0.2%
Teck Resources Ltd., Class B	304,989	10,778,311	0.4%
Whitecap Resources, Inc.	685,734	5,295,989	0.2%
Other Securities		275,374,353	9.0%

TOTAL CANADA		315,959,401	10.4%

CHINA — (0.0%)
Other Securities		1,261,274	0.0%

DENMARK — (2.6%)
Novo Nordisk AS, Class B	95,182	9,182,798	0.3%
Pandora AS	48,744	5,528,569	0.2%
Other Securities		65,548,507	2.2%

TOTAL DENMARK		80,259,874	2.7%

FINLAND — (1.5%)
Other Securities		47,080,906	1.6%

FRANCE — (7.6%)
BNP Paribas SA	106,510	6,124,751	0.2%
Bouygues SA	195,376	6,873,134	0.2%
Carrefour SA	386,622	6,778,048	0.2%
Cie de Saint-Gobain SA	139,932	7,617,081	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	8,518,928	0.3%
Orange SA	1,286,762	15,134,948	0.5%
TotalEnergies SE	402,956	26,940,628	0.9%
Other Securities		159,050,329	5.2%

TOTAL FRANCE		237,037,847	7.8%

GERMANY — (5.9%)
Deutsche Telekom AG	252,721	5,484,972	0.2%
Heidelberg Materials AG	74,417	5,402,178	0.2%
Mercedes-Benz Group AG	136,636	8,038,877	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$165,690,750	5.4%

TOTAL GERMANY		184,616,777	6.1%

HONG KONG — (1.8%)
Other Securities		57,047,217	1.9%

IRELAND — (0.6%)
Bank of Ireland Group PLC	648,419	5,810,945	0.2%
Other Securities		13,075,973	0.4%

TOTAL IRELAND		18,886,918	0.6%

ISRAEL — (0.7%)
Other Securities		21,475,456	0.7%

ITALY — (2.9%)
Banco BPM SpA	1,560,523	7,984,162	0.3%
UniCredit SpA	284,351	7,128,562	0.2%
Other Securities		74,188,938	2.5%

TOTAL ITALY		89,301,662	3.0%

JAPAN — (23.5%)
ENEOS Holdings, Inc.	1,492,170	5,529,111	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	9,370,677	0.3%
Toyota Motor Corp.	430,090	7,523,882	0.3%
Other Securities		708,842,528	23.3%

TOTAL JAPAN		731,266,198	24.1%

NETHERLANDS — (3.1%)
Aegon Ltd.	1,301,517	6,329,625	0.2%
ASR Nederland NV	149,446	5,577,095	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,483,826	0.3%
Other Securities		75,458,349	2.5%

TOTAL NETHERLANDS		96,848,895	3.2%

NEW ZEALAND — (0.3%)
Other Securities		9,741,002	0.3%

NORWAY — (1.0%)
Other Securities		30,305,247	1.0%

PORTUGAL — (0.4%)
Other Securities		11,646,792	0.4%

SINGAPORE — (1.0%)
Other Securities		31,129,326	1.0%

SPAIN — (2.4%)
# Banco Bilbao Vizcaya Argentaria SA	799,462	6,289,551	0.2%
Banco de Sabadell SA	4,529,703	5,632,204	0.2%
Repsol SA	825,552	12,087,854	0.4%
Other Securities		50,281,741	1.7%

TOTAL SPAIN		74,291,350	2.5%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.4%)
Other Securities		$73,808,431	2.4%

SWITZERLAND — (7.6%)
Adecco Group AG	140,796	5,328,220	0.2%
Holcim AG	86,588	5,353,542	0.2%
Julius Baer Group Ltd.	127,245	7,540,754	0.3%
Nestle SA	110,413	11,906,797	0.4%
Novartis AG, Sponsored ADR	111,168	10,403,101	0.4%
Swiss Life Holding AG	9,631	6,185,804	0.2%
Swiss Prime Site AG	56,955	5,293,848	0.2%
Swiss Re AG	66,165	7,229,372	0.2%
Swisscom AG	14,984	8,978,245	0.3%
Zurich Insurance Group AG	14,535	6,904,016	0.2%
Other Securities		160,613,373	5.2%

TOTAL SWITZERLAND		235,737,072	7.8%

UNITED KINGDOM — (11.7%)
3i Group PLC	228,043	5,376,701	0.2%
BP PLC	1,487,940	9,085,381	0.3%
Centrica PLC	3,085,043	5,905,686	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,655,609	0.4%
# Shell PLC, ADR	408,572	26,614,380	0.9%
Vodafone Group PLC	6,192,920	5,700,816	0.2%
Other Securities		300,453,870	9.8%

TOTAL UNITED KINGDOM		364,792,443	12.0%

UNITED STATES — (0.4%)
# CRH PLC	97,737	5,235,771	0.2%
Other Securities		6,272,537	0.2%

TOTAL UNITED STATES		11,508,308	0.4%

TOTAL COMMON STOCKS		2,973,344,082	98.1%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		10,777,032	0.3%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		45,123	0.0%

FINLAND — (0.0%)
Other Security		70,751	0.0%

SPAIN — (0.0%)
Other Security		39,533	0.0%

TOTAL RIGHTS/WARRANTS		155,407	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,577,515,830)		2,984,276,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	10,683,782	$123,579,302	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,701,095,658)		$3,107,855,823	102.5%

As of October 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	115	12/15/23	$24,536,246	$24,220,437	$(315,809)

Total Futures Contracts			$24,536,246	$24,220,437	$(315,809)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,266,518	$183,713,315	$41,573	$188,021,406
Austria	70,438	18,178,815	—	18,249,253
Belgium	1,640,655	41,430,372	—	43,071,027
Canada	315,044,005	915,396	—	315,959,401
China	1,035,549	225,725	—	1,261,274
Denmark	—	80,259,874	—	80,259,874
Finland	198,596	46,882,310	—	47,080,906
France	380,347	236,657,500	—	237,037,847
Germany	5,178,654	179,438,123	—	184,616,777
Hong Kong	—	57,010,455	36,762	57,047,217
Ireland	—	18,886,918	—	18,886,918
Israel	1,486,415	19,989,041	—	21,475,456
Italy	2,672,700	86,628,962	—	89,301,662
Japan	10,458,109	720,808,089	—	731,266,198
Netherlands	9,645,366	87,203,529	—	96,848,895
New Zealand	9,480	9,731,522	—	9,741,002
Norway	240,656	30,064,591	—	30,305,247
Portugal	—	11,646,792	—	11,646,792
Singapore	—	31,031,070	98,256	31,129,326
Spain	2,085,956	72,205,394	—	74,291,350
Sweden	43,582	73,764,849	—	73,808,431
Switzerland	21,789,672	213,947,400	—	235,737,072
United Kingdom	61,353,507	303,263,969	174,967	364,792,443
United States	8,843,931	2,664,377	—	11,508,308
Preferred Stocks
Germany	—	10,777,032	—	10,777,032
Rights/Warrants
Canada	—	45,123	—	45,123
Finland	—	70,751	—	70,751
Spain	—	39,533	—	39,533

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$123,579,302	—		$123,579,302
Futures Contracts**	$(315,809)	—	—		(315,809)

TOTAL	$446,128,327	$2,661,060,129	$351,558	^	$3,107,540,014

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.8%)
BHP Group Ltd., Class DI	172,250	$4,875,962	0.3%
BHP Group Ltd., Class DI	242,244	6,888,152	0.5%
# BHP Group Ltd., Sponsored ADR	439,796	25,094,760	1.7%
Rio Tinto Ltd.	99,892	7,461,740	0.5%
Wesfarmers Ltd.	227,826	7,330,032	0.5%
Other Securities		52,049,439	3.5%

TOTAL AUSTRALIA		103,700,085	7.0%

AUSTRIA — (0.2%)
Other Securities		2,856,642	0.2%

BELGIUM — (0.4%)
Other Securities		6,569,524	0.4%

CANADA — (10.2%)
Alimentation Couche-Tard, Inc.	171,094	9,313,781	0.6%
Canadian National Railway Co.	66,754	7,063,144	0.5%
# Canadian Natural Resources Ltd.	267,321	16,982,903	1.2%
Constellation Software, Inc.	4,241	8,501,909	0.6%
Suncor Energy, Inc.	311,402	10,089,425	0.7%
Other Securities		103,793,642	7.0%

TOTAL CANADA		155,744,804	10.6%

DENMARK — (4.3%)
Novo Nordisk AS, Class B	635,624	61,322,593	4.2%
Other Securities		4,675,169	0.3%

TOTAL DENMARK		65,997,762	4.5%

FINLAND — (0.9%)
Other Securities		14,568,170	1.0%

FRANCE — (10.0%)
Airbus SE	131,359	17,612,108	1.2%
Hermes International SCA	6,104	11,388,996	0.8%
Kering SA	19,489	7,926,206	0.5%
LVMH Moet Hennessy Louis Vuitton SE	69,704	49,903,208	3.4%
Orange SA	727,420	8,555,944	0.6%
TotalEnergies SE	577,019	38,578,044	2.6%
Other Securities		19,009,318	1.3%

TOTAL FRANCE		152,973,824	10.4%

GERMANY — (5.4%)
Bayer AG	221,721	9,580,245	0.6%
Deutsche Post AG	219,519	8,570,788	0.6%
Deutsche Telekom AG	866,133	18,798,260	1.3%
Mercedes-Benz Group AG	155,191	9,130,546	0.6%
Other Securities		37,056,029	2.5%

TOTAL GERMANY		83,135,868	5.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.8%)
Hong Kong Exchanges & Clearing Ltd.	247,037	$8,642,007	0.6%
Other Securities		19,302,594	1.3%

TOTAL HONG KONG		27,944,601	1.9%

IRELAND — (0.3%)
Other Securities		5,260,891	0.4%

ISRAEL — (0.4%)
Other Securities		6,583,165	0.4%

ITALY — (2.3%)
Eni SpA	673,128	11,004,071	0.7%
Stellantis NV	502,557	9,388,942	0.6%
Other Securities		14,280,741	1.0%

TOTAL ITALY		34,673,754	2.3%

JAPAN — (20.0%)
Fast Retailing Co. Ltd.	32,300	7,151,104	0.5%
Hitachi Ltd.	251,700	15,954,402	1.1%
KDDI Corp.	445,500	13,327,010	0.9%
Nintendo Co. Ltd.	220,400	9,105,698	0.6%
Recruit Holdings Co. Ltd.	267,200	7,661,345	0.5%
Shin-Etsu Chemical Co. Ltd.	348,500	10,421,323	0.7%
SoftBank Corp.	652,400	7,376,594	0.5%
Sony Group Corp.	328,700	27,327,738	1.9%
Tokyo Electron Ltd.	80,300	10,610,654	0.7%
Other Securities		197,402,332	13.4%

TOTAL JAPAN		306,338,200	20.8%

NETHERLANDS — (3.7%)
ASML Holding NV	25,123	15,101,949	1.1%
ASML Holding NV	64,482	38,612,467	2.6%
Other Securities		3,080,618	0.2%

TOTAL NETHERLANDS		56,795,034	3.9%

NEW ZEALAND — (0.3%)
Other Securities		4,642,862	0.3%

NORWAY — (0.7%)
# Equinor ASA	260,740	8,740,838	0.6%
Other Securities		2,603,673	0.2%

TOTAL NORWAY		11,344,511	0.8%

PORTUGAL — (0.2%)
Other Securities		2,498,201	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	386,358	9,281,600	0.6%
Other Securities		7,341,417	0.5%

TOTAL SINGAPORE		16,623,017	1.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.2%)
Repsol SA	533,466	$7,811,088	0.5%
Telefonica SA	2,154,747	8,323,004	0.6%
Other Securities		17,066,692	1.2%

TOTAL SPAIN		33,200,784	2.3%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	569,233	7,371,008	0.5%
Volvo AB, Class B	410,093	8,126,071	0.6%
Other Securities		21,904,027	1.4%

TOTAL SWEDEN		37,401,106	2.5%

SWITZERLAND — (8.0%)
Nestle SA	354,369	38,214,702	2.6%
Partners Group Holding AG	7,501	7,942,536	0.5%
Roche Holding AG	7,170	1,953,904	0.1%
Roche Holding AG	167,805	43,244,953	2.9%
Other Securities		32,081,921	2.3%

TOTAL SWITZERLAND		123,438,016	8.4%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	12,878,489	0.9%
BP PLC	165,519	1,010,661	0.1%
BP PLC, Sponsored ADR	690,754	25,267,781	1.7%
Diageo PLC	80,730	3,052,884	0.2%
# Diageo PLC, Sponsored ADR	100,847	15,480,014	1.1%
Glencore PLC	1,426,588	7,556,385	0.5%
GSK PLC	1,144,717	20,406,593	1.4%
Imperial Brands PLC	492,449	10,491,213	0.7%
# RELX PLC, Sponsored ADR	334,644	11,662,343	0.8%
Unilever PLC	48,760	2,309,304	0.2%
Unilever PLC	62,170	2,940,909	0.2%
Unilever PLC, Sponsored ADR	520,618	24,651,262	1.7%
Other Securities		56,990,477	3.7%

TOTAL UNITED KINGDOM		194,698,315	13.2%

UNITED STATES — (0.4%)
Other Securities		5,817,891	0.4%

TOTAL COMMON STOCKS		1,452,807,027	98.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		5,510,100	0.4%

TOTAL INVESTMENT SECURITIES (Cost $1,300,906,202)		1,458,317,127

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,479,594	$74,949,469	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,375,856,529)		$1,533,266,596	104.1%

As of October 31, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	34	12/15/23	$7,264,582	$7,160,825	$(103,757)

Total Futures Contracts			$7,264,582	$7,160,825	$(103,757)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,094,760	$78,605,325	—	$103,700,085
Austria	—	2,856,642	—	2,856,642
Belgium	—	6,569,524	—	6,569,524
Canada	155,744,804	—	—	155,744,804
Denmark	—	65,997,762	—	65,997,762
Finland	81,241	14,486,929	—	14,568,170
France	2,370,674	150,603,150	—	152,973,824
Germany	—	83,135,868	—	83,135,868
Hong Kong	—	27,944,601	—	27,944,601
Ireland	—	5,260,891	—	5,260,891
Israel	351,769	6,231,396	—	6,583,165
Italy	5,502,819	29,170,935	—	34,673,754
Japan	—	306,338,200	—	306,338,200
Netherlands	38,612,467	18,182,567	—	56,795,034
New Zealand	—	4,642,862	—	4,642,862
Norway	—	11,344,511	—	11,344,511
Portugal	—	2,498,201	—	2,498,201
Singapore	—	16,623,017	—	16,623,017
Spain	—	33,200,784	—	33,200,784
Sweden	—	37,401,106	—	37,401,106
Switzerland	—	123,438,016	—	123,438,016
United Kingdom	77,599,990	117,098,325	—	194,698,315
United States	4,511,237	1,306,654	—	5,817,891

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$5,510,100	—	$5,510,100
Securities Lending Collateral	—	74,949,469	—	74,949,469
Futures Contracts**	$(103,757)	—	—	(103,757)

TOTAL	$309,766,004	$1,223,396,835	—	$1,533,162,839

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$145,779,620
Investment in Dimensional Emerging Markets Value Fund		74,441,281
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,097,363	21,069,372

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $215,999,015)		$241,290,273

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$241,290,273	—	—	$241,290,273

TOTAL	$241,290,273	—	—	$241,290,273

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,981,808	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,749,080	0.2%
Commonwealth Bank of Australia	87,813	5,401,891	0.2%
Other Securities		126,429,131	3.7%

TOTAL AUSTRALIA		147,561,910	4.4%

AUSTRIA — (0.3%)
Other Securities		11,382,572	0.3%

BELGIUM — (0.7%)
Other Securities		25,149,207	0.8%

BRAZIL — (1.3%)
Petroleo Brasileiro SA	683,823	5,132,318	0.2%
Vale SA	426,531	5,837,385	0.2%
Other Securities		34,515,838	1.0%

TOTAL BRAZIL		45,485,541	1.4%

CANADA — (7.1%)
Bank of Montreal	69,809	5,274,070	0.2%
# Canadian Natural Resources Ltd.	126,222	8,018,884	0.3%
Royal Bank of Canada	97,598	7,796,128	0.3%
Suncor Energy, Inc.	165,422	5,359,673	0.2%
Other Securities		216,007,302	6.3%

TOTAL CANADA		242,456,057	7.3%

CAYMAN ISLANDS — (0.0%)
Other Securities		31,710	0.0%

CHILE — (0.2%)
Other Securities		5,067,741	0.2%

CHINA — (7.4%)
* Alibaba Group Holding Ltd.	1,328,600	13,678,034	0.4%
Tencent Holdings Ltd.	466,800	17,275,675	0.5%
Other Securities		219,990,072	6.6%

TOTAL CHINA		250,943,781	7.5%

COLOMBIA — (0.0%)
Other Securities		1,172,600	0.0%

CZECH REPUBLIC — (0.1%)
Other Securities		1,383,721	0.0%

DENMARK — (2.0%)
Novo Nordisk AS, Class B	284,320	27,430,115	0.8%
Other Securities		40,445,517	1.2%

TOTAL DENMARK		67,875,632	2.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$143,822	0.0%

FINLAND — (1.0%)
Other Securities		32,916,445	1.0%

FRANCE — (5.5%)
L’Oreal SA	12,762	5,364,257	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	15,614,441	0.5%
Orange SA	550,622	6,476,439	0.2%
TotalEnergies SE	367,675	24,581,829	0.7%
Other Securities		135,908,305	4.0%

TOTAL FRANCE		187,945,271	5.6%

GERMANY — (4.3%)
Allianz SE	22,625	5,299,736	0.2%
Bayer AG	137,650	5,947,658	0.2%
Deutsche Telekom AG	482,206	10,465,637	0.3%
Mercedes-Benz Group AG	127,944	7,527,489	0.2%
Siemens AG	49,125	6,518,831	0.2%
Other Securities		109,454,005	3.2%

TOTAL GERMANY		145,213,356	4.3%

GREECE — (0.1%)
Other Securities		4,439,319	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	7,237,081	0.2%
Other Securities		36,601,244	1.1%

TOTAL HONG KONG		43,838,325	1.3%

HUNGARY — (0.1%)
Other Securities		2,111,066	0.1%

INDIA — (6.1%)
HDFC Bank Ltd.	397,404	7,044,583	0.2%
Reliance Industries Ltd.	235,961	6,491,523	0.2%
Other Securities		192,828,823	5.8%

TOTAL INDIA		206,364,929	6.2%

INDONESIA — (0.6%)
Other Securities		19,783,492	0.6%

IRELAND — (0.4%)
Other Securities		13,292,186	0.4%

ISRAEL — (0.5%)
Other Securities		17,440,765	0.5%

ITALY — (1.9%)
Eni SpA	388,066	6,343,973	0.2%
Stellantis NV	453,110	8,465,157	0.3%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
Other Securities		$50,166,751	1.5%

TOTAL ITALY		64,975,881	2.0%

JAPAN — (15.2%)
Hitachi Ltd.	99,000	6,275,271	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	5,724,754	0.2%
Sony Group Corp.	104,000	8,646,440	0.3%
Toyota Motor Corp.	699,515	12,237,133	0.4%
Other Securities		484,402,569	14.4%

TOTAL JAPAN		517,286,167	15.5%

KUWAIT — (0.1%)
Other Securities		2,884,093	0.1%

MALAYSIA — (0.5%)
Other Securities		17,103,293	0.5%

MEXICO — (0.8%)
Other Securities		25,912,680	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	12,341,474	0.4%
Koninklijke Ahold Delhaize NV	172,524	5,108,736	0.2%
Other Securities		52,919,867	1.5%

TOTAL NETHERLANDS		70,370,077	2.1%

NEW ZEALAND — (0.2%)
Other Securities		7,483,882	0.2%

NORWAY — (0.6%)
Other Securities		21,365,687	0.6%

PERU — (0.0%)
Other Securities		259,374	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,250,374	0.2%

POLAND — (0.4%)
Other Securities		11,957,065	0.4%

PORTUGAL — (0.2%)
Other Securities		7,208,715	0.2%

QATAR — (0.3%)
Other Securities		9,087,126	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		33,397,215	1.0%

SINGAPORE — (0.7%)
Other Securities		24,286,205	0.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.0%)
Other Securities		$33,970,953	1.0%

SOUTH KOREA — (3.9%)
Samsung Electronics Co. Ltd.	634,262	31,570,314	1.0%
SK Hynix, Inc.	63,451	5,510,218	0.2%
Other Securities		96,059,849	2.8%

TOTAL SOUTH KOREA		133,140,381	4.0%

SPAIN — (1.6%)
# Banco Bilbao Vizcaya Argentaria SA	764,346	6,013,283	0.2%
Repsol SA	395,910	5,796,973	0.2%
Other Securities		43,801,038	1.3%

TOTAL SPAIN		55,611,294	1.7%

SWEDEN — (1.7%)
Other Securities		57,252,527	1.7%

SWITZERLAND — (5.1%)
Nestle SA	181,701	19,594,404	0.6%
Novartis AG	88,289	8,265,577	0.3%
Novartis AG, Sponsored ADR	59,410	5,559,588	0.2%
Roche Holding AG	58,789	15,150,488	0.5%
Zurich Insurance Group AG	10,865	5,160,794	0.2%
Other Securities		120,311,747	3.4%

TOTAL SWITZERLAND		174,042,598	5.2%

TAIWAN — (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,109,032	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,165,838	0.4%
Other Securities		156,457,046	4.6%

TOTAL TAIWAN		186,731,916	5.6%

THAILAND — (0.6%)
Other Securities		20,662,418	0.6%

TURKEY — (0.3%)
Other Securities		11,007,932	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		18,100,747	0.5%

UNITED KINGDOM — (8.4%)
AstraZeneca PLC, Sponsored ADR	92,295	5,835,813	0.2%
BP PLC, Sponsored ADR	396,055	14,487,692	0.4%
Glencore PLC	1,575,387	8,344,547	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,380,096	0.3%
# Shell PLC, ADR	433,805	28,258,058	0.9%
Other Securities		220,970,163	6.5%

TOTAL UNITED KINGDOM		286,276,369	8.6%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.4%)
CRH PLC	154,276	$8,264,565	0.2%
Other Securities		5,195,411	0.2%

TOTAL UNITED STATES		13,459,976	0.4%

TOTAL COMMON STOCKS		3,283,084,393	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA , 10.467%	801,184	5,520,530	0.2%
Other Securities		6,466,952	0.2%

TOTAL BRAZIL		11,987,482	0.4%

CHILE — (0.0%)
Other Security		177,271	0.0%

COLOMBIA — (0.0%)
Other Securities		45,247	0.0%

GERMANY — (0.3%)
Other Securities		9,653,864	0.3%

INDIA — (0.0%)
Other Securities		24,032	0.0%

PHILIPPINES — (0.0%)
Other Security		30,882	0.0%

TOTAL PREFERRED STOCKS		21,918,778	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,718	0.0%

FINLAND — (0.0%)
Other Security		23,672	0.0%

KUWAIT — (0.0%)
Other Security		410	0.0%

SOUTH KOREA — (0.0%)
Other Securities		5,851	0.0%

SPAIN — (0.0%)
Other Security		27,169	0.0%

TAIWAN — (0.0%)
Other Securities		4,736	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,027	0.0%

TOTAL RIGHTS/WARRANTS		64,583	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,998,790,394)		3,305,067,754

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	8,451,033	97,753,098	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,096,544,170)		$3,402,820,852	101.8%

As of October 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	132	12/15/23	$28,991,714	$27,800,850	$(1,190,864)

Total Futures Contracts			$28,991,714	$27,800,850	$(1,190,864)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,648,688	$140,898,881	$14,341	$147,561,910
Austria	45,552	11,337,020	—	11,382,572
Belgium	483,165	24,666,042	—	25,149,207
Brazil	45,062,532	423,009	—	45,485,541
Canada	241,811,421	644,636	—	242,456,057
Cayman Islands	—	31,710	—	31,710
Chile	636,796	4,430,945	—	5,067,741
China	15,930,153	234,306,976	706,652	250,943,781
Colombia	1,139,640	32,960	—	1,172,600
Czech Republic	—	1,383,721	—	1,383,721
Denmark	—	67,875,632	—	67,875,632
Egypt	67,033	76,789	—	143,822
Finland	536,914	32,379,531	—	32,916,445
France	1,002,867	186,942,404	—	187,945,271
Germany	1,020,046	144,193,310	—	145,213,356
Greece	52,572	4,386,747	—	4,439,319
Hong Kong	26,004	43,787,374	24,947	43,838,325
Hungary	—	2,111,066	—	2,111,066
India	4,057,570	202,180,335	127,024	206,364,929
Indonesia	139,564	19,590,792	53,136	19,783,492
Ireland	—	13,292,186	—	13,292,186
Israel	1,267,742	16,173,023	—	17,440,765

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Italy	$96,007	$64,879,874	—		$64,975,881
Japan	1,671,544	515,614,623	—		517,286,167
Kuwait	2,332,510	551,583	—		2,884,093
Malaysia	—	17,103,293	—		17,103,293
Mexico	25,858,151	54,529	—		25,912,680
Netherlands	14,326,625	56,043,452	—		70,370,077
New Zealand	—	7,483,882	—		7,483,882
Norway	147,378	21,218,309	—		21,365,687
Peru	259,374	—	—		259,374
Philippines	18,307	7,200,212	$31,855		7,250,374
Poland	—	11,957,065	—		11,957,065
Portugal	—	7,208,715	—		7,208,715
Qatar	—	9,087,126	—		9,087,126
Saudi Arabia	32,354	33,364,861	—		33,397,215
Singapore	—	24,261,765	24,440		24,286,205
South Africa	1,923,236	32,047,717	—		33,970,953
South Korea	716,760	132,261,303	162,318		133,140,381
Spain	750,037	54,861,257	—		55,611,294
Sweden	16,206	57,236,321	—		57,252,527
Switzerland	14,229,994	159,812,604	—		174,042,598
Taiwan	11,325,428	175,402,310	4,178		186,731,916
Thailand	19,342,793	1,319,625	—		20,662,418
Turkey	—	11,007,932	—		11,007,932
United Arab Emirates	—	18,100,747	—		18,100,747
United Kingdom	80,955,985	205,254,804	65,580		286,276,369
United States	9,906,991	3,552,985	—		13,459,976
Preferred Stocks
Brazil	11,959,448	28,034	—		11,987,482
Chile	—	177,271	—		177,271
Colombia	45,247	—	—		45,247
Germany	—	9,653,864	—		9,653,864
India	—	24,032	—		24,032
Philippines	—	30,882	—		30,882
Rights/Warrants
Brazil	—	1,718	—		1,718
Finland	—	23,672	—		23,672
Kuwait	—	410	—		410
South Korea	—	5,851	—		5,851
Spain	—	27,169	—		27,169
Taiwan	—	4,736	—		4,736
Thailand	—	1,027	—		1,027
Securities Lending Collateral	—	97,753,098	—		97,753,098
Futures Contracts**	(1,190,864)	—	—		(1,190,864)

TOTAL	$514,651,770	$2,885,763,747	$1,214,471	^	$3,401,629,988

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
AUSTRALIA — (4.8%)
Other Securities		$31,227,061	4.9%

AUSTRIA — (0.5%)
Other Securities		3,460,971	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,015,521	0.3%
Other Securities		4,803,318	0.8%

TOTAL BELGIUM		6,818,839	1.1%

BRAZIL — (1.2%)
Other Securities		7,564,209	1.2%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,245	1,315,469	0.2%
AltaGas Ltd.	73,260	1,360,864	0.2%
# ARC Resources Ltd.	157,602	2,535,496	0.4%
iA Financial Corp., Inc.	29,944	1,742,334	0.3%
* MEG Energy Corp.	78,509	1,551,214	0.3%
West Fraser Timber Co. Ltd.	19,494	1,315,625	0.2%
Whitecap Resources, Inc.	162,842	1,257,641	0.2%
Other Securities		39,392,259	6.1%

TOTAL CANADA		50,470,902	7.9%

CHILE — (0.1%)
Other Securities		725,807	0.1%

CHINA — (6.2%)
Lenovo Group Ltd.	1,174,000	1,366,220	0.2%
Other Securities		38,507,090	6.1%

TOTAL CHINA		39,873,310	6.3%

COLOMBIA — (0.0%)
Other Securities		128,822	0.0%

DENMARK — (2.0%)
* Jyske Bank AS	18,173	1,280,731	0.2%
Other Securities		11,272,221	1.8%

TOTAL DENMARK		12,552,952	2.0%

FINLAND — (1.7%)
Stora Enso OYJ, Class R	124,293	1,493,802	0.2%
Wartsila OYJ Abp	106,918	1,275,910	0.2%
Other Securities		8,050,525	1.3%

TOTAL FINLAND		10,820,237	1.7%

FRANCE — (3.9%)
Arkema SA	14,561	1,364,406	0.2%
Bouygues SA	51,932	1,826,916	0.3%
Eiffage SA	20,030	1,817,734	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Renault SA	55,113	$1,933,596	0.3%
Vivendi SE	175,700	1,575,589	0.3%
Other Securities		16,711,494	2.6%

TOTAL FRANCE		25,229,735	4.0%

GERMANY — (5.0%)
Brenntag SE	22,859	1,699,832	0.3%
Commerzbank AG	222,735	2,402,321	0.4%
Continental AG	27,863	1,819,146	0.3%
*Ω Covestro AG	52,882	2,679,117	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,592,297	0.3%
Heidelberg Materials AG	37,946	2,754,627	0.4%
Other Securities		19,342,913	3.0%

TOTAL GERMANY		32,290,253	5.1%

GREECE — (0.1%)
Other Securities		725,653	0.1%

HONG KONG — (1.4%)
Other Securities		8,935,371	1.4%

HUNGARY — (0.0%)
Other Securities		237,153	0.0%

INDIA — (5.9%)
Other Securities		38,235,351	6.0%

INDONESIA — (0.6%)
Other Securities		3,676,304	0.6%

IRELAND — (0.8%)
AIB Group PLC	320,177	1,390,056	0.2%
Bank of Ireland Group PLC	330,642	2,963,117	0.5%
Other Securities		777,167	0.1%

TOTAL IRELAND		5,130,340	0.8%

ISRAEL — (0.6%)
Other Securities		3,542,654	0.6%

ITALY — (2.8%)
Banco BPM SpA	394,306	2,017,404	0.3%
Leonardo SpA	105,578	1,595,546	0.3%
# Mediobanca Banca di Credito Finanziario SpA	144,530	1,726,475	0.3%
Other Securities		12,435,380	1.9%

TOTAL ITALY		17,774,805	2.8%

JAPAN — (17.0%)
Fukuoka Financial Group, Inc.	56,560	1,495,092	0.3%
Other Securities		108,279,097	16.9%

TOTAL JAPAN		109,774,189	17.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.2%)
Other Securities		$1,051,336	0.2%

MALAYSIA — (0.5%)
Other Securities		3,467,110	0.5%

MEXICO — (0.7%)
Other Securities		4,330,464	0.7%

NETHERLANDS — (2.0%)
Ω ABN AMRO Bank NV, GDR	112,128	1,510,208	0.2%
Aegon Ltd.	419,896	2,042,066	0.3%
ASR Nederland NV	41,960	1,565,883	0.3%
NN Group NV	43,448	1,393,481	0.2%
Other Securities		6,373,909	1.0%

TOTAL NETHERLANDS		12,885,547	2.0%

NEW ZEALAND — (0.2%)
Other Securities		1,535,150	0.2%

NORWAY — (0.6%)
Other Securities		4,145,993	0.7%

PHILIPPINES — (0.2%)
Other Securities		1,136,319	0.2%

POLAND — (0.3%)
Other Securities		1,856,674	0.3%

PORTUGAL — (0.3%)
Other Securities		2,101,975	0.3%

QATAR — (0.2%)
Other Securities		1,533,751	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		7,565,399	1.2%

SINGAPORE — (0.8%)
Other Securities		4,946,538	0.8%

SOUTH AFRICA — (0.7%)
Other Securities		4,647,180	0.7%

SOUTH KOREA — (3.5%)
Other Securities		22,504,970	3.5%

SPAIN — (1.4%)
Banco de Sabadell SA	1,583,992	1,969,526	0.3%
Other Securities		6,774,349	1.1%

TOTAL SPAIN		8,743,875	1.4%

SWEDEN — (1.7%)
Other Securities		10,897,088	1.7%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.2%)
Adecco Group AG	44,732	$1,692,817	0.3%
Baloise Holding AG	13,844	1,987,802	0.3%
Helvetia Holding AG	9,919	1,333,449	0.2%
Julius Baer Group Ltd.	23,207	1,375,286	0.2%
Swatch Group AG	7,058	1,806,678	0.3%
Swiss Prime Site AG	16,975	1,577,791	0.3%
Other Securities		17,048,515	2.6%

TOTAL SWITZERLAND		26,822,338	4.2%

TAIWAN — (4.9%)
Other Securities		31,355,937	4.9%

THAILAND — (0.5%)
Other Securities		3,531,841	0.6%

TURKEY — (0.3%)
Other Securities		1,999,990	0.3%

UNITED ARAB EMIRATES — (0.6%)
Emaar Properties PJSC	1,185,965	2,160,572	0.4%
Other Securities		1,737,151	0.2%

TOTAL UNITED ARAB EMIRATES		3,897,723	0.6%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	299,113	1,508,485	0.3%
Centrica PLC	1,480,134	2,833,415	0.5%
DS Smith PLC	416,595	1,444,946	0.2%
J Sainsbury PLC	531,830	1,663,999	0.3%
Kingfisher PLC	587,635	1,500,535	0.2%
* Marks & Spencer Group PLC	582,476	1,538,076	0.3%
Melrose Industries PLC	341,366	1,943,662	0.3%
Mondi PLC	131,945	2,134,276	0.3%
Taylor Wimpey PLC	1,024,526	1,383,768	0.2%
Other Securities		45,648,568	7.1%

TOTAL UNITED KINGDOM		61,599,730	9.7%

UNITED STATES — (0.0%)
Other Securities		114,385	0.0%

TOTAL COMMON STOCKS		631,866,231	99.2%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		967,328	0.1%

GERMANY — (0.3%)
Other Securities		1,623,832	0.3%

INDIA — (0.0%)
Other Securities		17,125	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,615	0.0%

TOTAL PREFERRED STOCKS		2,620,900	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		146	0.0%

KUWAIT — (0.0%)
Other Security		293	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,499	0.0%

TAIWAN — (0.0%)
Other Securities		2,506	0.0%

THAILAND — (0.0%)
Other Securities		811	0.0%

TOTAL RIGHTS/WARRANTS		5,255	0.0%

TOTAL INVESTMENT SECURITIES (Cost $637,761,435)		634,492,386

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	823,567	9,526,204	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $647,287,728)		$644,018,590	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$31,216,487	$10,574	$31,227,061
Austria	$46,920	3,414,051	—	3,460,971
Belgium	—	6,818,839	—	6,818,839
Brazil	7,337,414	226,795	—	7,564,209
Canada	50,464,305	6,597	—	50,470,902
Chile	—	725,807	—	725,807
China	807,358	38,676,919	389,033	39,873,310
Colombia	128,822	—	—	128,822
Denmark	—	12,552,952	—	12,552,952
Finland	—	10,820,237	—	10,820,237
France	—	25,229,735	—	25,229,735
Germany	75,405	32,214,848	—	32,290,253
Greece	—	725,653	—	725,653
Hong Kong	—	8,928,255	7,116	8,935,371
Hungary	—	237,153	—	237,153

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$163,117	$37,997,862	$74,372		$38,235,351
Indonesia	—	3,665,970	10,334		3,676,304
Ireland	—	5,130,340	—		5,130,340
Israel	133,477	3,409,177	—		3,542,654
Italy	—	17,774,805	—		17,774,805
Japan	34,683	109,739,506	—		109,774,189
Kuwait	895,899	155,437	—		1,051,336
Malaysia	—	3,467,110	—		3,467,110
Mexico	4,305,438	25,026	—		4,330,464
Netherlands	572,539	12,313,008	—		12,885,547
New Zealand	—	1,535,150	—		1,535,150
Norway	—	4,145,993	—		4,145,993
Philippines	—	1,121,729	14,590		1,136,319
Poland	—	1,856,674	—		1,856,674
Portugal	—	2,101,975	—		2,101,975
Qatar	—	1,533,751	—		1,533,751
Saudi Arabia	37,824	7,527,575	—		7,565,399
Singapore	—	4,946,538	—		4,946,538
South Africa	520,345	4,126,835	—		4,647,180
South Korea	—	22,418,892	86,078		22,504,970
Spain	—	8,743,875	—		8,743,875
Sweden	9,947	10,887,141	—		10,897,088
Switzerland	—	26,822,338	—		26,822,338
Taiwan	—	31,333,950	21,987		31,355,937
Thailand	3,403,784	128,057	—		3,531,841
Turkey	—	1,999,990	—		1,999,990
United Arab Emirates	—	3,897,723	—		3,897,723
United Kingdom	224,798	61,285,076	89,856		61,599,730
United States	—	114,385	—		114,385
Preferred Stocks
Brazil	953,400	13,928	—		967,328
Germany	—	1,623,832	—		1,623,832
India	—	17,125	—		17,125
Philippines	—	12,615	—		12,615
Rights/Warrants
Brazil	—	146	—		146
Kuwait	—	293	—		293
South Korea	—	1,499	—		1,499
Taiwan	—	2,506	—		2,506
Thailand	—	811	—		811
Securities Lending Collateral	—	9,526,204	—		9,526,204

TOTAL	$70,115,475	$573,199,175	$703,940	^	$644,018,590

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,477,768	$582,234,460
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,596,624	265,142,327
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,432,630	110,391,050

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $703,063,672)		$957,767,837

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $19,634)	19,634	19,634

TOTAL INVESTMENTS — (100.0%) (Cost $703,083,306)		$957,787,471

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$957,767,837	—	—	$957,767,837
Temporary Cash Investments	19,634	—	—	19,634

TOTAL	$957,787,471	—	—	$957,787,471

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,993,589	$141,618,192
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,893,766	66,212,653
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,176,679	44,230,108

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $162,022,421)		$252,060,953

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	533,749	NOK	5,885,000	Citibank, N.A.	11/20/23	$6,650
USD	664,863	SGD	898,000	Citibank, N.A.	11/24/23	8,349
USD	8,996,801	HKD	70,275,000	Barclays Capital	12/15/23	9,404
USD	492,981	ILS	1,870,000	Citibank, N.A.	12/21/23	29,056
USD	3,772,882	AUD	5,918,000	State Street Bank and Trust	01/04/24	10,768
USD	4,010,187	CAD	5,494,000	Barclays Capital	01/05/24	43,629
GBP	348,000	USD	423,143	Citibank, N.A.	01/10/24	82
USD	8,086,150	GBP	6,557,000	State Street Bank and Trust	01/10/24	111,767
USD	13,932,501	JPY	2,058,450,000	State Street Bank and Trust	01/18/24	176,243
USD	1,490,715	SEK	16,415,000	Morgan Stanley and Co. International	01/23/24	14,227
USD	16,365,277	EUR	15,341,000	State Street Bank and Trust	01/23/24	69,243

Total Appreciation						$479,418

SGD	43,000	USD	31,464	Citibank, N.A.	11/24/23	$(27)
HKD	3,388,000	USD	433,387	Societe Generale	12/15/23	(100)
ILS	238,000	USD	60,278	Citibank, N.A.	12/21/23	(1,233)
USD	178,704	NZD	307,000	Citibank, N.A.	01/03/24	(192)
USD	4,491,925	CHF	4,076,000	State Street Bank and Trust	01/03/24	(21,138)
USD	1,667,574	DKK	11,779,000	Bank of America Corp.	01/05/24	(8,709)

Total (Depreciation)						$(31,399)

Total Appreciation (Depreciation)						$448,019

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	15	12/15/23	$3,382,220	$3,159,188	$(223,032)

Total Futures Contracts			$3,382,220	$3,159,188	$(223,032)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$252,060,953	—	—	$252,060,953
Forward Currency Contracts**	—	$448,019	—	448,019
Futures Contracts**	(223,032)	—	—	(223,032)

TOTAL	$251,837,921	$448,019	—	$252,285,940

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,328,301,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,328,301,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,805,864,909

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,805,864,909

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,992,907,595

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,992,907,595

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (4.1%)
Petroleo Brasileiro SA	16,003,488	$120,111,466	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	10,745,136	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	18,422,955	0.1%
Vale SA	8,549,367	117,004,282	0.5%
Other Securities		672,303,654	2.9%

TOTAL BRAZIL		938,587,493	4.1%

CAYMAN ISLANDS — (0.0%)
Other Securities		33,096	0.0%

CHILE — (0.5%)
Other Securities		105,404,150	0.5%

CHINA — (25.1%)
* Alibaba Group Holding Ltd.	27,674,300	284,908,936	1.3%
* Alibaba Group Holding Ltd., Sponsored ADR	1,585,411	130,859,824	0.6%
Bank of China Ltd., Class H	204,333,702	71,380,921	0.3%
# BYD Co. Ltd., Class H	2,014,800	61,270,279	0.3%
China Construction Bank Corp., Class H	279,316,302	157,969,543	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	59,997,144	0.3%
China Resources Land Ltd.	12,982,610	48,595,287	0.2%
Industrial & Commercial Bank of China Ltd., Class H	180,119,725	86,321,387	0.4%
Kweichow Moutai Co. Ltd., Class A	194,074	44,695,953	0.2%
Lenovo Group Ltd.	45,406,000	52,840,381	0.3%
NetEase, Inc.	3,062,200	65,535,822	0.3%
* PDD Holdings, Inc., ADR	858,782	87,097,670	0.4%
PetroChina Co. Ltd., Class H	101,830,000	66,465,994	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	22,300,000	113,116,195	0.5%
Tencent Holdings Ltd.	16,794,600	621,546,820	2.7%
# Yum China Holdings, Inc.	1,120,797	58,909,090	0.3%
Other Securities		3,795,206,002	16.2%

TOTAL CHINA		5,806,717,248	25.3%

COLOMBIA — (0.1%)
Other Securities		26,796,497	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		28,750,362	0.1%

EGYPT — (0.0%)
Other Securities		6,922,670	0.0%

GREECE — (0.4%)
Other Securities		97,445,204	0.4%

HONG KONG — (0.0%)
Other Securities		227,930	0.0%

HUNGARY — (0.2%)
Other Securities		44,775,534	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (18.5%)
Axis Bank Ltd.	7,588,119	$89,410,666	0.4%
Bajaj Finance Ltd.	533,819	48,071,399	0.2%
Bharti Airtel Ltd.	7,221,137	79,276,561	0.4%
HCL Technologies Ltd.	2,961,027	45,399,690	0.2%
HDFC Bank Ltd.	6,040,871	107,083,517	0.5%
ICICI Bank Ltd., Sponsored ADR	4,263,961	94,617,295	0.4%
Infosys Ltd.	7,928,147	130,560,719	0.6%
ITC Ltd.	9,888,606	50,907,941	0.2%
Larsen & Toubro Ltd.	1,686,329	59,220,838	0.3%
Mahindra & Mahindra Ltd.	2,821,605	49,632,471	0.2%
REC Ltd.	12,894,190	44,599,791	0.2%
Reliance Industries Ltd.	4,679,629	128,741,265	0.6%
Tata Consultancy Services Ltd.	2,031,341	82,310,411	0.4%
Tata Motors Ltd.	6,576,111	49,736,601	0.2%
Tata Steel Ltd.	32,426,467	46,330,589	0.2%
Other Securities		3,184,644,112	13.7%

TOTAL INDIA		4,290,543,866	18.7%

INDONESIA — (1.9%)
Bank Central Asia Tbk. PT	91,803,500	50,576,439	0.2%
Other Securities		400,176,538	1.8%

TOTAL INDONESIA		450,752,977	2.0%

KUWAIT — (0.2%)
Other Securities		46,281,613	0.2%

MALAYSIA — (1.6%)
Other Securities		363,468,662	1.6%

MEXICO — (2.5%)
# America Movil SAB de CV, ADR	3,735,424	62,008,038	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	46,800,681	0.2%
Other Securities		473,526,402	2.0%

TOTAL MEXICO		582,335,121	2.5%

PERU — (0.1%)
Other Securities		17,863,753	0.1%

PHILIPPINES — (0.7%)
Other Securities		163,781,996	0.7%

POLAND — (1.0%)
Other Securities		237,118,464	1.0%

QATAR — (0.8%)
Qatar National Bank QPSC	12,536,387	51,296,916	0.2%
Other Securities		125,290,170	0.6%

TOTAL QATAR		176,587,086	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	3,874,482	69,355,417	0.3%
Ω Saudi Arabian Oil Co.	5,215,336	46,334,882	0.2%
Saudi Telecom Co.	5,395,825	55,275,413	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$720,420,563	3.1%

TOTAL SAUDI ARABIA		891,386,275	3.9%

SOUTH AFRICA — (3.0%)
Other Securities		700,820,700	3.0%

SOUTH KOREA — (11.5%)
Hyundai Motor Co.	422,266	53,198,806	0.3%
Kia Corp.	1,141,175	65,196,953	0.3%
Samsung Electronics Co. Ltd.	12,145,042	604,517,982	2.7%
SK Hynix, Inc.	1,759,761	152,821,338	0.7%
Other Securities		1,785,854,516	7.6%

TOTAL SOUTH KOREA		2,661,589,595	11.6%

TAIWAN — (16.9%)
Hon Hai Precision Industry Co. Ltd.	20,357,403	60,761,017	0.3%
MediaTek, Inc.	3,881,823	101,313,065	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	700,854,813	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	275,440,413	1.2%
# United Microelectronics Corp.	35,252,441	50,697,030	0.2%
Other Securities		2,724,328,096	11.7%

TOTAL TAIWAN		3,913,394,434	17.0%

THAILAND — (2.0%)
Other Securities		463,533,871	2.0%

TURKEY — (1.2%)
Other Securities		286,909,372	1.2%

UNITED ARAB EMIRATES — (1.3%)
Other Securities		308,277,672	1.3%

UNITED KINGDOM — (0.1%)
Other Security		13,610,332	0.1%

UNITED STATES — (0.0%)
Other Securities		5,644,989	0.0%

TOTAL COMMON STOCKS		22,629,560,962	98.4%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		109,474	0.0%

TOTAL MUTUAL FUNDS		109,474	0.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Petroleo Brasileiro SA , 10.467%	22,001,222	151,598,642	0.7%
Other Securities		138,614,695	0.6%

TOTAL BRAZIL		290,213,337	1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
CHILE — (0.0%)
Other Securities		$2,718,298	0.0%

COLOMBIA — (0.0%)
Other Securities		3,804,182	0.0%

INDIA — (0.0%)
Other Securities		267,533	0.0%

PHILIPPINES — (0.0%)
Other Security		665,358	0.0%

TOTAL PREFERRED STOCKS		297,668,708	1.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		24,500	0.0%

KUWAIT — (0.0%)
Other Security		775	0.0%

SOUTH KOREA — (0.0%)
Other Securities		141,666	0.0%

TAIWAN — (0.0%)
Other Securities		105,793	0.0%

THAILAND — (0.0%)
Other Securities		20,317	0.0%

TOTAL RIGHTS/WARRANTS		293,051	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,005,141,952)		22,927,632,195

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	21,283,394	246,185,020	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $19,251,331,013)		$23,173,817,215	100.8%

As of October 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	915	12/15/23	$202,214,920	$192,710,438	$(9,504,482)

Total Futures Contracts			$202,214,920	$192,710,438	$(9,504,482)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$932,482,219	$6,105,274	—		$938,587,493
Cayman Islands	30,593	2,503	—		33,096
Chile	24,227,424	81,176,726	—		105,404,150
China	532,515,881	5,260,167,919	$14,033,448		5,806,717,248
Colombia	26,186,110	610,387	—		26,796,497
Czech Republic	—	28,750,362	—		28,750,362
Egypt	77,432	6,845,238	—		6,922,670
Greece	805,773	96,639,431	—		97,445,204
Hong Kong	—	166,495	61,435		227,930
Hungary	—	44,775,534	—		44,775,534
India	175,462,777	4,113,766,741	1,314,348		4,290,543,866
Indonesia	8,212,553	441,671,782	868,642		450,752,977
Kuwait	42,392,647	3,888,966	—		46,281,613
Malaysia	—	363,468,662	—		363,468,662
Mexico	579,812,088	2,523,033	—		582,335,121
Peru	17,863,753	—	—		17,863,753
Philippines	2,678,601	160,555,533	547,862		163,781,996
Poland	—	237,118,464	—		237,118,464
Qatar	—	176,587,086	—		176,587,086
Saudi Arabia	1,114,341	890,270,967	967		891,386,275
South Africa	68,587,146	632,233,554	—		700,820,700
South Korea	51,229,650	2,607,408,831	2,951,114		2,661,589,595
Taiwan	280,745,295	3,632,162,849	486,290		3,913,394,434
Thailand	430,140,100	33,393,771	—		463,533,871
Turkey	—	286,909,372	—		286,909,372
United Arab Emirates	—	308,277,672	—		308,277,672
United Kingdom	13,610,332	—	—		13,610,332
United States	—	5,644,989	—		5,644,989
Preferred Stocks
Brazil	289,875,571	337,766	—		290,213,337
Chile	—	2,718,298	—		2,718,298
Colombia	3,804,182	—	—		3,804,182
India	—	267,533	—		267,533
Philippines	—	665,358	—		665,358
Rights/Warrants
Brazil	—	24,500	—		24,500
Kuwait	—	775	—		775
South Korea	—	141,666	—		141,666
Taiwan	—	105,793	—		105,793
Thailand	—	20,317	—		20,317
Mutual Funds	109,474	—	—		109,474
Securities Lending Collateral	—	246,185,020	—		246,185,020
Futures Contracts**	(9,504,482)	—	—		(9,504,482)

TOTAL	$3,472,459,460	$19,671,589,167	$20,264,106	^	$23,164,312,733

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (3.8%)
Cosan SA	186,285	$581,939	0.3%
*Ω Hapvida Participacoes e Investimentos SA	842,191	616,390	0.3%
TIM SA	154,756	465,642	0.2%
Ultrapar Participacoes SA	133,588	541,850	0.3%
Vibra Energia SA	151,620	595,143	0.3%
Other Securities		5,647,682	2.5%

TOTAL BRAZIL		8,448,646	3.9%

CHILE — (0.3%)
Other Securities		640,197	0.3%

CHINA — (21.2%)
Geely Automobile Holdings Ltd.	1,008,000	1,144,407	0.5%
Kunlun Energy Co. Ltd.	728,000	606,499	0.3%
Ω Longfor Group Holdings Ltd.	366,000	532,808	0.3%
Sino Biopharmaceutical Ltd.	1,653,000	642,156	0.3%
Sinopharm Group Co. Ltd., Class H	226,000	540,430	0.3%
* Tencent Music Entertainment Group, ADR	87,413	634,618	0.3%
* Vipshop Holdings Ltd., ADR	51,685	737,028	0.4%
Other Securities		41,834,927	18.9%

TOTAL CHINA		46,672,873	21.3%

COLOMBIA — (0.0%)
Other Securities		113,840	0.1%

GREECE — (0.6%)
Other Securities		1,259,830	0.6%

INDIA — (21.3%)
Bharat Electronics Ltd.	428,979	688,553	0.3%
Bharat Forge Ltd.	37,274	458,410	0.2%
Cholamandalam Investment & Finance Co. Ltd.	53,537	733,874	0.4%
Cipla Ltd.	57,388	829,392	0.4%
# Dr Reddy’s Laboratories Ltd., ADR	11,181	728,219	0.3%
Federal Bank Ltd.	292,380	493,975	0.2%
GAIL India Ltd.	419,667	604,331	0.3%
Hero MotoCorp Ltd.	16,291	605,263	0.3%
* IDFC First Bank Ltd.	515,636	513,034	0.2%
Jindal Steel & Power Ltd.	67,480	513,804	0.3%
JSW Energy Ltd.	106,314	491,874	0.2%
Power Finance Corp. Ltd.	221,346	656,446	0.3%
REC Ltd.	223,482	773,003	0.4%
Shriram Finance Ltd.	42,671	965,745	0.5%
Tata Consumer Products Ltd.	79,524	860,033	0.4%
UPL Ltd.	78,979	512,902	0.2%
* Zee Entertainment Enterprises Ltd.	151,424	469,743	0.2%
Other Securities		36,088,815	16.3%

TOTAL INDIA		46,987,416	21.4%

INDONESIA — (2.0%)
Other Securities		4,484,610	2.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.6%)
Other Securities		$1,345,363	0.6%

MALAYSIA — (1.9%)
Other Securities		4,105,943	1.9%

MEXICO — (2.4%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,010,990	0.5%
Other Securities		4,233,718	1.9%

TOTAL MEXICO		5,244,708	2.4%

PHILIPPINES — (0.6%)
Other Securities		1,295,574	0.6%

POLAND — (1.0%)
Other Securities		2,274,911	1.0%

QATAR — (1.0%)
Other Securities		2,245,183	1.0%

SAUDI ARABIA — (4.0%)
Arab National Bank	120,200	761,826	0.4%
Etihad Etisalat Co.	69,362	852,628	0.4%
Sahara International Petrochemical Co.	66,578	573,464	0.3%
Yanbu National Petrochemical Co.	48,903	494,266	0.2%
Other Securities		6,149,458	2.7%

TOTAL SAUDI ARABIA		8,831,642	4.0%

SOUTH AFRICA — (2.6%)
Discovery Ltd.	72,788	501,896	0.2%
Old Mutual Ltd.	873,070	555,240	0.3%
Other Securities		4,629,362	2.1%

TOTAL SOUTH AFRICA		5,686,498	2.6%

SOUTH KOREA — (11.8%)
DB Insurance Co. Ltd.	8,646	562,499	0.3%
Other Securities		25,409,768	11.6%

TOTAL SOUTH KOREA		25,972,267	11.9%

TAIWAN — (17.6%)
Acer, Inc.	479,000	506,248	0.2%
AUO Corp.	1,048,000	507,279	0.2%
Catcher Technology Co. Ltd.	93,000	521,720	0.3%
Compal Electronics, Inc.	784,000	681,950	0.3%
Innolux Corp.	1,474,804	555,952	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,479,698	666,166	0.3%
Synnex Technology International Corp.	220,000	466,907	0.2%
Walsin Lihwa Corp.	448,607	477,444	0.2%
WPG Holdings Ltd.	295,000	652,784	0.3%
Other Securities		33,773,741	15.4%

TOTAL TAIWAN		38,810,191	17.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.9%)
Other Securities		$4,161,249	1.9%

TURKEY — (1.6%)
Other Securities		3,531,337	1.6%

UNITED ARAB EMIRATES — (2.6%)
Abu Dhabi Commercial Bank PJSC	239,958	524,375	0.3%
Aldar Properties PJSC	383,104	542,688	0.3%
Dubai Islamic Bank PJSC	441,639	649,293	0.3%
Emaar Properties PJSC	1,176,208	2,142,796	1.0%
Other Securities		1,894,649	0.7%

TOTAL UNITED ARAB EMIRATES		5,753,801	2.6%

TOTAL COMMON STOCKS		217,866,079	99.4%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		865,306	0.4%

INDIA — (0.0%)
Other Securities		13,032	0.0%

PHILIPPINES — (0.0%)
Other Security		11,836	0.0%

TOTAL PREFERRED STOCKS		890,174	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		943	0.0%

KUWAIT — (0.0%)
Other Security		441	0.0%

SOUTH KOREA — (0.0%)
Other Security		993	0.0%

TAIWAN — (0.0%)
Other Securities		2,163	0.0%

THAILAND — (0.0%)
Other Securities		826	0.0%

TOTAL RIGHTS/WARRANTS		5,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $212,469,435)		218,761,619

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	149,200	1,725,801	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $214,195,239)		$220,487,420	100.6%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,572,183	$1,474,287	$(97,896)

Total Futures Contracts			$1,572,183	$1,474,287	$(97,896)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$8,218,809	$229,837	—		$8,448,646
Chile	—	640,197	—		640,197
China	2,425,609	44,004,187	$243,077		46,672,873
Colombia	113,840	—	—		113,840
Greece	—	1,259,830	—		1,259,830
India	848,412	46,090,802	48,202		46,987,416
Indonesia	—	4,470,820	13,790		4,484,610
Kuwait	1,074,442	270,921	—		1,345,363
Malaysia	—	4,105,943	—		4,105,943
Mexico	4,920,967	323,741	—		5,244,708
Philippines	—	1,283,488	12,086		1,295,574
Poland	—	2,274,911	—		2,274,911
Qatar	—	2,245,183	—		2,245,183
Saudi Arabia	16,457	8,815,185	—		8,831,642
South Africa	212,166	5,474,332	—		5,686,498
South Korea	12,141	25,872,434	87,692		25,972,267
Taiwan	—	38,806,829	3,362		38,810,191
Thailand	3,971,991	189,258	—		4,161,249
Turkey	—	3,531,337	—		3,531,337
United Arab Emirates	—	5,742,556	11,245		5,753,801
Preferred Stocks
Brazil	853,869	11,437	—		865,306
India	—	13,032	—		13,032
Philippines	—	11,836	—		11,836
Rights/Warrants
Brazil	—	943	—		943
Kuwait	—	441	—		441
South Korea	—	993	—		993
Taiwan	—	2,163	—		2,163
Thailand	—	826	—		826
Securities Lending Collateral	—	1,725,801	—		1,725,801
Futures Contracts**	(97,896)	—	—		(97,896)

TOTAL	$22,570,807	$197,399,263	$419,454	^	$220,389,524

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (5.6%)
Petroleo Brasileiro SA	382,402	$2,870,053	0.5%
Petroleo Brasileiro SA, Sponsored ADR	104,989	1,451,998	0.3%
Petroleo Brasileiro SA, Sponsored ADR	74,958	1,124,370	0.2%
Suzano SA	114,134	1,167,430	0.2%
Vale SA, Sponsored ADR, Class B	251,652	3,450,149	0.6%
Other Securities		22,447,437	3.9%

TOTAL BRAZIL		32,511,437	5.7%

CAYMAN ISLANDS — (0.0%)
Other Security		21,846	0.0%

CHILE — (0.7%)
Other Securities		3,832,267	0.7%

COLOMBIA — (0.2%)
Other Securities		890,316	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		893,442	0.2%

EGYPT — (0.0%)
Other Securities		169,772	0.0%

GREECE — (0.6%)
Other Securities		3,644,073	0.6%

HUNGARY — (0.3%)
Other Securities		1,765,039	0.3%

INDIA — (24.2%)
Axis Bank Ltd.	259,269	3,054,962	0.6%
Bajaj Finance Ltd.	17,281	1,556,186	0.3%
Bharti Airtel Ltd.	246,721	2,708,603	0.5%
HCL Technologies Ltd.	102,430	1,570,499	0.3%
HDFC Bank Ltd.	260,411	4,616,176	0.8%
# ICICI Bank Ltd., Sponsored ADR	141,200	3,133,228	0.6%
Infosys Ltd.	280,524	4,619,669	0.8%
ITC Ltd.	317,242	1,633,207	0.3%
Kotak Mahindra Bank Ltd.	72,441	1,511,406	0.3%
Larsen & Toubro Ltd.	51,192	1,797,771	0.3%
Mahindra & Mahindra Ltd.	111,067	1,953,686	0.4%
Ω Reliance Industries Ltd., GDR	44,787	2,445,370	0.4%
Tata Consultancy Services Ltd.	52,184	2,114,508	0.4%
Tata Motors Ltd.	197,038	1,490,243	0.3%
Tata Steel Ltd.	1,088,156	1,554,746	0.3%
Other Securities		103,653,408	17.8%

TOTAL INDIA		139,413,668	24.4%

INDONESIA — (2.7%)
Bank Central Asia Tbk. PT	3,191,500	1,758,263	0.3%
Bank Mandiri Persero Tbk. PT	3,999,500	1,428,830	0.3%
Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,385,096	0.3%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (Continued)
Other Securities		$11,135,146	1.9%

TOTAL INDONESIA		15,707,335	2.8%

KUWAIT — (0.7%)
Other Securities		4,309,436	0.8%

MALAYSIA — (2.1%)
Other Securities		12,132,182	2.1%

MEXICO — (3.0%)
# America Movil SAB de CV, ADR	100,860	1,674,276	0.3%
Grupo Financiero Banorte SAB de CV, Class O	236,960	1,919,575	0.3%
Other Securities		13,648,019	2.4%

TOTAL MEXICO		17,241,870	3.0%

PERU — (0.1%)
Other Securities		269,554	0.0%

PHILIPPINES — (0.8%)
Other Securities		4,679,876	0.8%

POLAND — (1.4%)
Other Securities		8,096,092	1.4%

QATAR — (1.2%)
Qatar National Bank QPSC	405,892	1,660,846	0.3%
Other Securities		5,233,415	0.9%

TOTAL QATAR		6,894,261	1.2%

SAUDI ARABIA — (5.0%)
Al Rajhi Bank	122,103	2,185,713	0.4%
Ω Saudi Arabian Oil Co.	167,293	1,486,290	0.3%
Saudi National Bank	157,643	1,410,612	0.3%
Saudi Telecom Co.	201,156	2,060,664	0.4%
Other Securities		21,975,089	3.7%

TOTAL SAUDI ARABIA		29,118,368	5.1%

SOUTH AFRICA — (3.9%)
FirstRand Ltd.	428,942	1,414,091	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,210,040	0.2%
Other Securities		19,630,984	3.4%

TOTAL SOUTH AFRICA		22,255,115	3.9%

SOUTH KOREA — (15.6%)
Hyundai Motor Co.	18,211	2,294,297	0.4%
KB Financial Group, Inc.	43,194	1,646,479	0.3%
Kia Corp.	34,884	1,992,973	0.4%
LG Electronics, Inc.	17,788	1,319,567	0.3%
POSCO Holdings, Inc.	3,823	1,170,317	0.2%
Samsung Electronics Co. Ltd.	304,870	15,174,867	2.7%
Samsung Electronics Co. Ltd., GDR	4,189	5,219,494	0.9%
SK Hynix, Inc.	58,019	5,038,492	0.9%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$56,157,926	9.7%

TOTAL SOUTH KOREA		90,014,412	15.8%

TAIWAN — (22.3%)
ASE Technology Holding Co. Ltd.	343,000	1,200,836	0.2%
CTBC Financial Holding Co. Ltd.	1,976,000	1,488,132	0.3%
Hon Hai Precision Industry Co. Ltd.	1,041,000	3,107,087	0.6%
MediaTek, Inc.	115,000	3,001,426	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,681,000	27,454,943	4.8%
Uni-President Enterprises Corp.	571,000	1,197,928	0.2%
United Microelectronics Corp.	882,000	1,268,417	0.2%
Other Securities		90,250,784	15.8%

TOTAL TAIWAN		128,969,553	22.6%

THAILAND — (2.6%)
Other Securities		14,904,905	2.6%

TURKEY — (1.7%)
Other Securities		9,826,136	1.7%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	849,753	1,548,066	0.3%
Emirates Telecommunications Group Co. PJSC	249,357	1,253,260	0.2%
Other Securities		10,044,706	1.8%

TOTAL UNITED ARAB EMIRATES		12,846,032	2.3%

UNITED KINGDOM — (0.1%)
Other Security		642,347	0.1%

TOTAL COMMON STOCKS		561,049,334	98.3%

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
Itau Unibanco Holding SA , 5.576%	269,200	1,432,031	0.3%
Petroleo Brasileiro SA, 10.467%	483,114	3,328,880	0.6%
Other Securities		3,203,761	0.5%

TOTAL BRAZIL		7,964,672	1.4%

CHILE — (0.0%)
Other Securities		57,265	0.0%

COLOMBIA — (0.0%)
Other Securities		78,728	0.0%

INDIA — (0.0%)
Other Securities		21,826	0.0%

TOTAL PREFERRED STOCKS		8,122,491	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,359	0.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Security		$342	0.0%

MALAYSIA — (0.0%)
Other Security		1,004	0.0%

SOUTH KOREA — (0.0%)
Other Securities		6,316	0.0%

TAIWAN — (0.0%)
Other Securities		3,059	0.0%

THAILAND — (0.0%)
Other Securities		648	0.0%

TOTAL RIGHTS/WARRANTS		12,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $591,526,785)		569,184,553

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	691,668	8,000,521	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $599,527,308)		$577,185,074	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$32,050,220	$461,217	—	$32,511,437
Cayman Islands	—	21,846	—	21,846
Chile	770,549	3,061,718	—	3,832,267
Colombia	887,014	3,302	—	890,316
Czech Republic	—	893,442	—	893,442
Egypt	150,029	19,743	—	169,772
Greece	40,491	3,603,582	—	3,644,073
Hungary	—	1,765,039	—	1,765,039
India	8,617,790	130,775,265	$20,613	139,413,668
Indonesia	—	15,682,280	25,055	15,707,335
Kuwait	3,877,861	431,575	—	4,309,436
Malaysia	—	12,132,182	—	12,132,182
Mexico	17,241,870	—	—	17,241,870
Peru	269,554	—	—	269,554
Philippines	151,867	4,528,009	—	4,679,876
Poland	—	8,096,092	—	8,096,092
Qatar	—	6,894,261	—	6,894,261
Saudi Arabia	22,305	29,096,063	—	29,118,368
South Africa	1,960,214	20,294,901	—	22,255,115
South Korea	5,364,527	84,563,684	86,201	90,014,412
Taiwan	689,170	128,280,383	—	128,969,553
Thailand	13,684,287	1,220,618	—	14,904,905

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$9,826,136	—		$9,826,136
United Arab Emirates	—	12,846,032	—		12,846,032
United Kingdom	$642,347	—	—		642,347
Preferred Stocks
Brazil	7,947,216	17,456	—		7,964,672
Chile	—	57,265	—		57,265
Colombia	78,728	—	—		78,728
India	—	21,826	—		21,826
Rights/Warrants
Brazil	—	1,359	—		1,359
Kuwait	—	342	—		342
Malaysia	—	1,004	—		1,004
South Korea	—	6,316	—		6,316
Taiwan	—	3,059	—		3,059
Thailand	—	648	—		648
Securities Lending Collateral	—	8,000,521	—		8,000,521

TOTAL	$94,446,039	$482,607,166	$131,869	^	$577,185,074

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$73,816	$9,948,272
Investment Securities at Value (including $256,919, $1,270,656, $0 and $0 of securities on loan, respectively)	$5,042,238	$27,008,976	—	—
Temporary Cash Investments at Value & Cost	—	—	—	92,142
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $217,967, $1,012,942, $0 and $0, respectively)	217,964	1,012,941	—	—
Segregated Cash for Futures Contracts	2,509	10,931	—	4,827
Foreign Currencies at Value	40,347	211,573	—	—
Cash	10,359	7,303	—	—
Receivables:
Investment Securities Sold	6,019	57,437	—	—
Dividends, Interest and Tax Reclaims	25,418	140,068	—	375
Securities Lending Income	134	1,115	—	—
Fund Shares Sold	4,170	10,397	—	11,467
Futures Margin Variation	297	1,293	—	571
Prepaid Expenses and Other Assets	20	104	3	55

Total Assets	5,349,475	28,462,138	73,819	10,057,709

LIABILITIES:
Payables:
Upon Return of Securities Loaned	218,056	1,013,399	—	—
Investment Securities Purchased	5,687	34,779	—	—
Fund Shares Redeemed	6,407	38,297	188	9,552
Due to Advisor	617	4,735	6	2,134
Line of Credit	—	—	22	—
Unrealized Loss on Foreign Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	241	1,566	4	536

Total Liabilities	231,008	1,092,785	220	12,222

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,118,467; $27,369,353; $73,599 and $10,045,487 and shares outstanding of 219,268,022, 2,022,229,995, 5,830,672 and 594,310,368, respectively, $0.01 Par Value (1)	$23.34	$13.53	$12.62	$16.90

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$69,951	N/A

Investment Securities at Cost	$3,791,649	$23,867,276	N/A	N/A

Foreign Currencies at Cost	$41,037	$218,734	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,408,084	$25,355,756	$69,724	$10,224,340
Total Distributable Earnings (Loss)	710,383	2,013,597	3,875	(178,853)

NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$248,690	$163,249	$18,698	$657,058
Receivables:
Fund Shares Sold	1	6	—	130
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	248,699	163,263	18,706	657,196

LIABILITIES:
Payables:
Fund Shares Redeemed	9	—	—	10
Due to Advisor	53	36	4	141
Accrued Expenses and Other Liabilities	17	15	4	25

Total Liabilities	79	51	8	176

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$248,620	$163,212	$18,698	$657,020

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $248,620; $163,212; $18,698 and $657,020 and shares outstanding of 11,861,008, 10,267,489, 883,384 and 25,582,571, respectively, $0.01 Par Value (1)	$20.96	$15.90	$21.17	$25.68

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$237,905	$234,785	$24,309	$656,584
Total Distributable Earnings (Loss)	10,715	(71,573)	(5,611)	436

NET ASSETS	$248,620	$163,212	$18,698	$657,020

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,059,809	—	—
Investment Securities at Value (including $137,830, $331,552, $232,321 and $158,979 of securities on loan, respectively)	$3,456,242	4,604,254	$9,859,260	$2,984,277
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $93,950, $339,955, $166,249 and $123,580, respectively)	93,949	339,950	166,249	123,579
Segregated Cash for Futures Contracts	1,434	—	5,458	1,288
Foreign Currencies at Value	19,299	—	92,379	11,340
Cash	3,718	5,159	1,187	1,155
Receivables:
Investment Securities Sold	13,901	—	18,901	22,082
Dividends, Interest and Tax Reclaims	21,396	2,963	69,128	16,443
Securities Lending Income	135	51	305	161
Fund Shares Sold	904	11,657	3,387	1,502
Futures Margin Variation	170	—	587	—
Unrealized Gain on Foreign Currency Contracts	43	—	—	33
Prepaid Expenses and Other Assets	7	41	25	18

Total Assets	3,611,198	7,023,884	10,216,866	3,161,878

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,116	339,940	166,247	123,605
Investment Securities Purchased	—	—	—	3,593
Fund Shares Redeemed	2,215	21,083	4,613	1,447
Due to Advisor	744	631	3,350	786
Futures Margin Variation	—	—	—	102
Unrealized Loss on Foreign Currency Contracts	2	—	—	—
Accrued Expenses and Other Liabilities	78	349	959	210

Total Liabilities	97,155	362,003	175,169	129,743

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,514,043; $6,661,881; $10,041,697 and $3,032,135 and shares outstanding of 1,079,224,697, 760,796,605, 523,022,498 and 255,460,315, respectively, $0.01 Par Value (1)	$3.26	$8.76	$19.20	$11.87

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,908,854	$—	$—

Investment Securities at Cost	$4,290,933	$4,766,667	$9,132,542	$2,577,516

Foreign Currencies at Cost	$19,306	$—	$93,872	$11,440

NET ASSETS CONSIST OF:
Paid-In Capital	$5,594,150	$7,775,325	$9,321,356	$2,677,716
Total Distributable Earnings (Loss)	(2,080,107)	(1,113,444)	720,341	354,419

NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$241,290	—	—
Investment Securities at Value (including $85,885, $0, $144,307 and $16,973 of securities on loan, respectively)	$1,458,317	—	$3,305,068	$634,492
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $74,950, $0, $97,754 and $9,526, respectively)	74,949	—	97,753	9,526
Segregated Cash for Futures Contracts	381	—	1,478	—
Foreign Currencies at Value	2,739	—	21,908	412
Cash	4,778	112	11,192	—
Receivables:
Investment Securities Sold	832	—	6,870	2,270
Dividends, Interest and Tax Reclaims	6,314	—	13,676	3,168
Securities Lending Income	40	—	197	34
Fund Shares Sold	2,086	326	1,173	88
Futures Margin Variation	—	—	175	—
Prepaid Expenses and Other Assets	16	15	13	32

Total Assets	1,550,452	241,743	3,459,503	650,022

LIABILITIES:
Payables:
Due to Custodian	—	—	—	12
Upon Return of Securities Loaned	74,978	—	97,824	9,527
Investment Securities Purchased	—	—	6,120	3
Fund Shares Redeemed	1,440	22	1,273	665
Due to Advisor	318	28	726	221
Line of Credit	—	—	—	699
Futures Margin Variation	103	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	9,554	1,553
Accrued Expenses and Other Liabilities	135	8	296	88

Total Liabilities	76,974	58	115,794	12,768

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,473,478; $241,685; $3,343,709 and $637,254 and shares outstanding of 131,532,452, 21,311,644, 292,165,040 and 51,420,059, respectively, $0.01 Par Value (1)	$11.20	$11.34	$11.44	$12.39

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$215,999	$—	$—

Investment Securities at Cost	$1,300,906	N/A	$2,998,790	$637,761

Foreign Currencies at Cost	$2,741	$—	$21,973	$414

NET ASSETS CONSIST OF:
Paid-In Capital	$1,390,984	$228,597	$3,141,898	$665,494
Total Distributable Earnings (Loss)	82,494	13,088	201,811	(28,240)

NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$957,768	$252,061	$4,328,302	$3,805,865
Temporary Cash Investments at Value & Cost	20	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,697	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10,119	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	1,072	9	1,952	876
Futures Margin Variation	—	20	—	—
Unrealized Gain on Forward Currency Contracts	—	479	—	—
Prepaid Expenses and Other Assets	6	17	13	37

Total Assets	968,986	255,451	4,330,267	3,806,778

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	36	—	—
Fund Shares Redeemed	11,194	35	2,286	1,440
Due to Advisor	33	9	713	1,056
Unrealized Loss on Forward Currency Contracts	—	31	—	—
Accrued Expenses and Other Liabilities	27	10	203	163

Total Liabilities	11,254	121	3,202	2,659

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $957,732; $255,330; $4,327,065 and $3,804,119 and shares outstanding of 49,499,528, 14,106,185, 173,486,946 and 183,879,955, respectively, $0.01 Par Value (1)	$19.35	$18.10	$24.94	$20.69

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$703,064	$162,022	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$721,135	$154,784	$3,130,935	$3,617,019
Total Distributable Earnings (Loss)	236,597	100,546	1,196,130	187,100

NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,992,908	—	—	—
Investment Securities at Value (including $0, $1,065,551, $6,083 and $14,321 of securities on loan, respectively)	—	$22,927,632	$218,762	$569,184
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $246,189, $1,726 and $8,001, respectively)	—	246,185	1,726	8,001
Segregated Cash for Futures Contracts	—	10,248	78	—
Foreign Currencies at Value	—	182,977	1,662	1,878
Cash	—	37,281	779	2,286
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	35,244	697	127
Dividends and Interest	—	34,390	135	812
Securities Lending Income	—	3,430	19	29
Fund Shares Sold	3,489	13,749	157	4,320
Futures Margin Variation	—	1,212	9	—
Unrealized Gain on Foreign Currency Contracts	—	34	—	—
Prepaid Expenses and Other Assets	74	83	16	19

Total Assets	9,996,471	23,492,465	224,040	586,656

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	246,300	1,727	8,001
Investment Securities/Affiliated Investment Companies Purchased	—	22,404	832	666
Fund Shares Redeemed	56,681	23,849	120	4,653
Due to Advisor	2,439	6,601	99	137
Unrealized Loss on Foreign Currency Contracts.	—	9	—	—
Deferred Taxes Payable	—	195,351	2,027	1,977
Accrued Expenses and Other Liabilities	517	3,024	57	132

Total Liabilities	59,637	497,538	4,862	15,566

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,936,834; $22,994,927; $219,178 and $571,090 and shares outstanding of 370,861,647, 1,131,476,271, 21,350,566 and 66,285,481, respectively, $0.01 Par Value (1)	$26.79	$20.32	$10.27	$8.62

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,005,142	$212,469	$591,527

Foreign Currencies at Cost	$—	$183,421	$1,666	$1,880

NET ASSETS CONSIST OF:
Paid-In Capital	$10,723,389	$21,856,831	$208,585	$624,222
Total Distributable Earnings (Loss)	(786,555)	1,138,096	10,593	(53,132)

NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $114 and $31,846, respectively)	—	—	$1,096	$336,842
Interest	—	—	2	260
Income from Securities Lending, Net	—	—	58	10,462
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(12,187)

Income Distributions Received from Affiliated Investment Companies	—	—	633	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,734	335,377

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,247, $94,040, $0 and $0, respectively)	$176,835	$997,022	—	—
Income from Securities Lending, Net	2,606	18,896	—	—

Total Fund Investment Income	179,441	1,015,918	—	—

Fund Expenses
Investment Management Fees	7,649	58,999	304	26,478
Accounting & Transfer Agent Fees	930	5,326	19	1,474
Custodian Fees	265	1,486	—	—
Filing Fees	82	371	18	150
Shareholders’ Reports	120	577	8	780
Directors’/Trustees’ Fees & Expenses	41	220	1	78
Professional Fees	146	737	1	101
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	187	1,104	3	176

Total Fund Expenses	9,420	68,820	360	29,237

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	194	—
Fees Paid Indirectly (Note C)	286	—	—	—

Net Expenses	9,134	68,820	166	29,237

Net Investment Income (Loss)	170,307	947,098	1,568	306,140

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,919	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(69,911)	(162,570)	—	—
Affiliated Investment Companies Shares Sold	13	120	(937)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(481)	(124,598)
Futures	8,432	32,560	—	11,496
Foreign Currency Transactions	91	(2,848)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	2,887,117	—	—
Affiliated Investment Companies Shares	91	607	(3,170)	—
Transactions Allocated from Affiliated Investment Company	—	—	3,483	818,605
Futures	(3,575)	(19,076)	—	(4,080)
Translation of Foreign Currency-Denominated Amounts	934	7,274	—	—

Net Realized and Unrealized Gain (Loss)	518,825	2,743,184	814	701,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$689,132	$3,690,282	$2,382	$1,007,563

**	Net of foreign capital gain taxes withheld of $0, $0, $20 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $762, $115, $5 and $3,082, respectively)	$6,857	$9,237	$839	$22,905
Interest	6	—	—	22
Income from Securities Lending, Net	190	535	5	726
Expenses Allocated from Affiliated Investment Companies	(302)	(258)	(24)	(849)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,751	9,514	820	22,804

Fund Expenses
Investment Management Fees	905	764	74	2,532
Accounting & Transfer Agent Fees	45	44	5	145
Filing Fees	21	19	17	20
Shareholders’ Reports	10	8	6	10
Directors’/Trustees’ Fees & Expenses	2	1	—	5
Professional Fees	3	1	—	7
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	2	4	1	5

Total Fund Expenses	988	841	103	2,725

Fees Waived, Expenses Reimbursed by Advisor (Note C)	259	218	21	724

Net Expenses	729	623	82	2,001

Net Investment Income (Loss)	6,022	8,891	738	20,803

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	6,571	(14,428)	(1,041)	(6,379)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	32,438	11,518	2,081	59,050

Net Realized and Unrealized Gain (Loss)	39,009	(2,910)	1,040	52,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,031	$5,981	$1,778	$73,474

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$5,372	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	5,372	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,986, $0, $40,694 and $12,037, respectively)	$199,200	169,929	$402,124	$111,175
Income from Securities Lending, Net	3,144	386	4,509	2,588

Total Fund Investment Income	202,344	170,315	406,633	113,763

Fund Expenses
Investment Management Fees	10,641	15,045	42,001	9,661
Accounting & Transfer Agent Fees	482	1,273	1,802	671
Custodian Fees	311	36	1,130	231
Filing Fees	53	126	148	112
Shareholders’ Reports	74	316	251	78
Directors’/Trustees’ Fees & Expenses	35	61	81	24
Professional Fees	116	67	341	87
Other	188	134	375	112

Total Fund Expenses	11,900	17,058	46,129	10,976

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	6,580	—	—
Fees Paid Indirectly (Note C)	310	36	96	103

Net Expenses	11,590	10,442	46,033	10,873

Net Investment Income (Loss)	190,754	165,245	360,600	102,890

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(375,885)	30,694	94,798	(37,192)
Affiliated Investment Companies Shares Sold	39	(56,378)	18	(2)
Futures	1,094	935	12,515	1,361
Foreign Currency Transactions	(927)	—	(43)	(374)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	106,639	(590,759)	1,270,150	348,448
Affiliated Investment Companies Shares	76	18,711	120	65
Futures	(2,577)	(1,144)	(5,611)	(755)
Translation of Foreign Currency-Denominated Amounts	814	—	1,733	446

Net Realized and Unrealized Gain (Loss)	(270,727)	(589,380)	1,373,680	311,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$(79,973)	$(424,135)	$1,734,280	$414,887

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,064, $0 and $0, respectively)	—	$10,088	—	—
Interest	—	17	—	—
Income from Securities Lending, Net	—	127	—	—
Expenses Allocated from Affiliated Investment Companies	—	(426)	—	—

Income Distributions Received from Affiliated Investment Companies	—	632	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,438	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,217, $0, $13,737 and $2,604, respectively)	$48,848	—	$119,495	$23,571
Income from Securities Lending, Net	1,159	—	2,767	217

Total Fund Investment Income	50,007	—	122,262	23,788

Fund Expenses
Investment Management Fees	4,156	790	8,937	2,675
Accounting & Transfer Agent Fees	365	10	649	159
Custodian Fees	92	—	649	174
Filing Fees	58	23	49	50
Shareholders’ Reports	111	4	80	50
Directors’/Trustees’ Fees & Expenses	13	2	27	5
Professional Fees	35	6	144	59
Other	111	1	136	35

Total Fund Expenses	4,941	836	10,671	3,207

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	458	—	—
Fees Paid Indirectly (Note C)	—	—	60	—

Net Expenses	4,941	378	10,611	3,207

Net Investment Income (Loss)	45,066	10,060	111,651	20,581

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,646)	—	(55,925)	(12,795)
Affiliated Investment Companies Shares Sold	5	5	(11)	1
Transactions Allocated from Affiliated Investment Company**	—	(1,412)	—	—
Futures	1,386	—	3,739	423
Foreign Currency Transactions	222	—	(264)	(77)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	—	386,976	81,912
Affiliated Investment Companies Shares	41	2,376	71	1
Transactions Allocated from Affiliated Investment Company	—	22,935	—	—
Futures	(104)	—	(2,058)	—
Translation of Foreign Currency-Denominated Amounts	285	—	481	87

Net Realized and Unrealized Gain (Loss)	182,569	23,904	333,009	69,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$227,635	$33,964	$444,660	$90,133

**	Net of foreign capital gain taxes withheld of $0, $85, $174 and $203, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,935 and $14,219, respectively)	—	$163	$151,043	$112,885
Interest	—	—	746	754
Income from Securities Lending, Net	—	—	3,889	12,628
Expenses Allocated from Affiliated Investment Companies	—	—	(6,206)	(10,083)

Income Distributions Received from Affiliated Investment Companies	$20,507	5,684	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	20,507	5,847	149,472	116,184

Fund Expenses
Investment Management Fees	2,242	667	13,060	20,602
Accounting & Transfer Agent Fees	137	57	594	545
Custodian Fees	1	1	—	—
Filing Fees	27	24	85	50
Shareholders’ Reports	16	14	157	94
Directors’/Trustees’ Fees & Expenses	7	2	34	29
Professional Fees	9	3	37	37
Previously Waived Fees Recovered by Advisor (Note C)	16	—	—	—
Other	29	10	29	24

Total Fund Expenses	2,484	778	13,996	21,381

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,774	552	4,504	7,925

Net Expenses	710	226	9,492	13,456

Net Investment Income (Loss)	19,797	5,621	139,980	102,728

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,197	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,692)	7,967	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(73,267)	(49,702)
Futures	—	263	—	—
Forward Currency Contracts	—	(418)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	60,732	8,278	—	—
Transactions Allocated from Affiliated Investment Company	—	—	442,787	476,925
Futures	—	(91)	—	—
Forward Currency Contracts	—	344	—	—

Net Realized and Unrealized Gain (Loss)	72,974	20,540	369,520	427,223

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,771	$26,161	$509,500	$529,951

**	Net of foreign capital gain taxes withheld of $0, $0, $5,794 and $7,714, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $57,159, $0, $0 and $0, respectively)	$460,886	—	—	—
Interest	1,466	—	—	—
Income from Securities Lending, Net	9,405	—	—	—
Expenses Allocated from Affiliated Investment Companies	(14,796)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	456,961	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $103,816, $919 and $2,685, respectively)	—	$825,167	$6,786	$17,210
Income from Securities Lending, Net	—	35,984	298	232

Total Fund Investment Income	—	861,151	7,084	17,442

Fund Expenses
Investment Management Fees	40,121	79,663	1,149	1,713
Accounting & Transfer Agent Fees	978	3,968	55	110
Custodian Fees	—	7,878	157	379
Shareholder Servicing Fees
Institutional Class Shares[1]	24	—	—	—
Filing Fees	137	299	31	42
Shareholders’ Reports	262	743	22	16
Directors’/Trustees’ Fees & Expenses	79	179	1	4
Professional Fees	99	568	56	50
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	55
Other	68	834	9	72

Total Fund Expenses	41,768	94,132	1,480	2,445

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	212
Institutional Class Shares	10,558	—	—	—
Fees Paid Indirectly (Note C)	—	892	22	69

Net Expenses	31,210	93,240	1,458	2,164

Net Investment Income (Loss)	425,751	767,911	5,626	15,278

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(303,346)	4,557	(8,988)
Affiliated Investment Companies Shares Sold	—	24	1	—
Transactions Allocated from Affiliated Investment Company**	14,022	—	—	—
Futures	—	21,786	254	249
Foreign Currency Transactions	—	(3,910)	(99)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	2,793,280	18,390	52,097
Affiliated Investment Companies Shares	—	172	1	3
Transactions Allocated from Affiliated Investment Company	1,068,150	—	—	—
Futures	—	(15,235)	(98)	—
Translation of Foreign Currency-Denominated Amounts	—	(119)	3	(6)

Net Realized and Unrealized Gain (Loss)	1,082,172	2,492,652	23,009	43,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,507,923	$3,260,563	$28,635	$58,656

**	Net of foreign capital gain taxes withheld of $11,991, $17,503, $306 and $12, respectively.
1	Class R2 shares of the Emerging Markets Value Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$170,307	$173,632	$947,098	$1,015,999	$1,568	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,919	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(69,911)	(72,788)	(162,570)	425,701	—	—
Affiliated Investment Companies Shares Sold	13	(41)	120	(333)	(937)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(481)	(2,875)
Futures	8,432	(12,682)	32,560	(44,185)	—	34
Foreign Currency Transactions	91	(5,948)	(2,848)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	(1,377,779)	2,887,117	(9,090,912)	—	—
Affiliated Investment Companies Shares	91	(125)	607	(769)	(3,170)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	3,483	(8,701)
Futures	(3,575)	(202)	(19,076)	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	934	(977)	7,274	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	689,132	(1,296,910)	3,690,282	(7,753,337)	2,382	(16,343)

Distributions:
Institutional Class Shares	(153,335)	(180,306)	(813,378)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	812,786	1,451,460	3,267,486	6,677,971	8,814	23,030
Shares Issued in Lieu of Cash Distributions	139,664	166,053	782,611	1,093,925	1,067	3,556
Shares Redeemed	(1,190,458)	(1,351,800)	(5,765,854)	(7,302,036)	(20,517)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(238,008)	265,713	(1,715,757)	469,860	(10,636)	3,188

Total Increase (Decrease) in Net Assets	297,789	(1,211,503)	1,161,147	(8,421,377)	(9,321)	(16,711)
Net Assets
Beginning of Year	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Year	$5,118,467	$4,820,678	$27,369,353	$26,208,206	$73,599	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	33,599	60,402	230,239	474,529	660	1,720
Shares Issued in Lieu of Cash Distributions	5,698	7,097	55,029	80,934	82	241
Shares Redeemed	(48,975)	(56,865)	(407,698)	(529,452)	(1,532)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,678)	10,634	(122,430)	26,011	(790)	202

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$306,140	$316,287	$6,022	$7,212	$8,891	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(124,598)	164,767	6,571	12,397	(14,428)	14,514
Futures	11,496	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	818,605	(3,930,327)	32,438	(107,385)	11,518	(124,402)
Futures	(4,080)	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,563	(3,468,891)	45,031	(87,776)	5,981	(97,121)

Distributions:
Institutional Class Shares	(431,764)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	1,772,616	2,335,205	25,805	25,594	5,937	4,042
Shares Issued in Lieu of Cash Distributions	422,678	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(2,045,701)	(2,994,929)	(89,765)	(50,102)	(78,905)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	149,593	174,300	(48,278)	(6,023)	(49,638)	(11,898)

Total Increase (Decrease) in Net Assets	725,392	(4,145,758)	(18,931)	(112,286)	(66,990)	(151,288)
Net Assets
Beginning of Year	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Year	$10,045,487	$9,320,095	$248,620	$267,551	$163,212	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	98,891	123,348	1,223	1,240	339	194
Shares Issued in Lieu of Cash Distributions	23,765	41,490	793	765	1,295	1,874
Shares Redeemed	(113,530)	(157,815)	(4,473)	(2,408)	(4,601)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	9,126	7,023	(2,457)	(403)	(2,967)	(929)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$738	$1,003	$20,803	$20,054	$190,754	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(375,885)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	39	(101)
Transactions Allocated from Affiliated Investment Company*,**	(1,041)	(2,989)	(6,379)	(26,021)	—	—
Futures	—	—	—	—	1,094	(4,273)
Foreign Currency Transactions	—	—	—	—	(927)	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	106,639	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	76	(106)
Transactions Allocated from Affiliated Investment Company	2,081	(9,155)	59,050	(261,540)	—	—
Futures	—	—	—	—	(2,577)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	814	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,778	(11,141)	73,474	(267,507)	(79,973)	(1,691,793)

Distributions:
Institutional Class Shares	(438)	(1,908)	(21,516)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	2,748	2,169	6,810	69,996	430,896	1,001,675
Shares Issued in Lieu of Cash Distributions	438	1,908	21,515	37,477	—	444,430
Shares Redeemed	(4,226)	(16,763)	(39,586)	(53,922)	(1,289,028)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(1,040)	(12,686)	(11,261)	53,551	(858,132)	603,484

Total Increase (Decrease) in Net Assets	300	(25,735)	40,697	(251,436)	(938,105)	(1,535,316)
Net Assets
Beginning of Year	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Year	$18,698	$18,398	$657,020	$616,323	$3,514,043	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	120	97	243	2,142	117,557	242,147
Shares Issued in Lieu of Cash Distributions	19	71	775	1,270	—	96,826
Shares Redeemed	(181)	(634)	(1,391)	(2,058)	(355,417)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(42)	(466)	(373)	1,354	(237,860)	129,544

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$165,245	$397,376	$360,600	$357,490	$102,890	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	30,694	71,264	94,798	16,007	(37,192)	(2,689)
Affiliated Investment Companies Shares Sold	(56,378)	196,468	18	9	(2)	(9)
Futures	935	174	12,515	(36,186)	1,361	(3,680)
Foreign Currency Transactions	—	—	(43)	(19,023)	(374)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(590,759)	(1,350,594)	1,270,150	(2,899,988)	348,448	(921,097)
Affiliated Investment Companies Shares	18,711	(1,630,271)	120	(167)	65	(86)
Futures	(1,144)	1,144	(5,611)	(1,079)	(755)	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	1,733	(2,550)	446	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,135)	(2,305,922)	1,734,280	(2,585,487)	414,887	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(325,253)	(516,572)	(87,142)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,700,976	2,104,042	797,051	2,106,642	255,188	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	279,530	455,244	86,542	186,180
Shares Redeemed	(2,468,944)	(2,445,794)	(2,108,611)	(2,579,838)	(520,271)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	(358,026)	119,842	(1,032,030)	(17,952)	(178,541)	181,618

Total Increase (Decrease) in Net Assets	(1,209,192)	(2,666,513)	376,997	(3,120,011)	149,204	(833,859)
Net Assets
Beginning of Year	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Year	$6,661,881	$7,871,073	$10,041,697	$9,664,700	$3,032,135	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	174,511	180,469	40,801	109,457	20,731	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	14,462	23,531	7,002	14,949
Shares Redeemed	(252,569)	(210,655)	(107,327)	(135,322)	(42,435)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,268)	5,458	(52,064)	(2,334)	(14,702)	13,955

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,066	$63,382	$10,060	$9,610	$111,651	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,646)	(55,920)	—	—	(55,925)	77,983
Affiliated Investment Companies Shares Sold	5	(25)	5	636	(11)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(1,412)	(201)	—	—
Futures	1,386	291	—	(44)	3,739	(3,864)
Foreign Currency Transactions	222	(936)	—	—	(264)	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	(536,106)	—	—	386,976	(1,093,022)
Affiliated Investment Companies Shares	41	(47)	2,376	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	22,935	(42,768)	—	—
Futures	(104)	—	—	—	(2,058)	(167)
Translation of Foreign Currency-Denominated Amounts	285	(283)	—	—	481	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	227,635	(529,644)	33,964	(38,697)	444,660	(906,142)

Distributions:
Institutional Class Shares	(42,438)	(79,006)	(9,912)	(10,666)	(109,998)	(119,142)
Capital Share Transactions (1):
Shares Issued	195,267	699,881	60,584	40,039	368,722	732,628
Shares Issued in Lieu of Cash Distributions	41,363	77,582	9,463	10,666	109,530	118,577
Shares Redeemed	(554,983)	(745,903)	(46,673)	(115,749)	(591,265)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(318,353)	31,560	23,374	(65,044)	(113,013)	58,178

Total Increase (Decrease) in Net Assets	(133,156)	(577,090)	47,426	(114,407)	221,649	(967,106)
Net Assets
Beginning of Year	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Year	$1,473,478	$1,606,634	$241,685	$194,259	$3,343,709	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	16,750	57,992	5,308	3,535	30,772	60,965
Shares Issued in Lieu of Cash Distributions	3,496	6,680	809	952	9,134	10,302
Shares Redeemed	(47,502)	(64,934)	(3,973)	(9,687)	(49,377)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(27,256)	(262)	2,144	(5,200)	(9,471)	6,166

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,581	$20,671	$19,797	$22,962	$5,621	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,197	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,795)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(1)	(1,692)	(8,828)	7,967	3,300
Futures	423	174	—	(6)	263	(251)
Foreign Currency Transactions	(77)	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(418)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	81,912	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	60,732	(213,117)	8,278	(71,420)
Futures	—	(46)	—	—	(91)	(234)
Translation of Foreign Currency-Denominated Amounts	87	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	344	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,133	(169,493)	92,771	(182,294)	26,161	(43,873)

Distributions:
Institutional Class Shares	(19,463)	(56,676)	(33,264)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	87,117	303,674	84,179	287,694	20,252	39,834
Shares Issued in Lieu of Cash Distributions	19,439	56,609	28,882	30,117	24,140	21,408
Shares Redeemed	(107,529)	(340,881)	(163,853)	(244,046)	(61,646)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	(973)	19,402	(50,792)	73,765	(17,254)	(12,597)

Total Increase (Decrease) in Net Assets	69,697	(206,767)	8,715	(139,697)	(15,378)	(77,999)
Net Assets
Beginning of Year	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Year	$637,254	$567,557	$957,732	$949,017	$255,330	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	6,858	24,012	4,274	14,000	1,108	2,058
Shares Issued in Lieu of Cash Distributions	1,517	4,258	1,471	1,512	1,379	1,017
Shares Redeemed	(8,458)	(27,420)	(8,261)	(11,765)	(3,346)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	(83)	850	(2,516)	3,747	(859)	(634)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$139,980	$156,764	$102,728	$114,895	$425,751	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(73,267)	17,009	(49,702)	98,361	14,022	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	442,787	(1,618,027)	476,925	(1,298,644)	1,068,150	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	509,500	(1,444,254)	529,951	(1,085,388)	1,507,923	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	—	(643)
Institutional Class Shares	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,273)

Total Distributions	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,916)

Capital Share Transactions (1):
Shares Issued	658,031	1,486,746	411,134	598,832	1,241,262	1,872,666
Shares Issued in Lieu of Cash Distributions	136,792	359,767	155,308	308,292	393,166	536,547
Shares Issued upon Conversion from Class R2	—	—	—	—	18,520	—
Shares Redeemed	(774,254)	(2,315,886)	(637,349)	(1,096,582)	(2,425,659)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	20,569	(469,373)	(70,907)	(189,458)	(772,711)	(719,031)

Total Increase (Decrease) in Net Assets	388,284	(2,286,406)	292,210	(1,604,015)	323,753	(3,658,629)
Net Assets
Beginning of Year	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Year	$4,327,065	$3,938,781	$3,804,119	$3,511,909	$9,936,834	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	24,952	53,138	19,271	26,598	44,938	64,891
Shares Issued in Lieu of Cash Distributions	5,259	12,564	7,416	13,241	14,282	19,778
Shares Issued upon Conversion from Class R2	—	—	—	—	644	—
Shares Redeemed	(29,645)	(81,119)	(30,005)	(49,181)	(88,320)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	566	(15,417)	(3,318)	(9,342)	(28,456)	(22,260)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolioʊ
						Period
						Nov 15,
	Year	Year	Year	Year	Year	2021ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$767,911	$883,592	$5,626	$5,721	$15,278	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(303,346)	75,499	4,557	5,284	(8,988)	(19,163)
Affiliated Investment Companies Shares Sold	24	(37)	1	(1)	—	—
Futures	21,786	(37,872)	254	(135)	249	(495)
Foreign Currency Transactions	(3,910)	(25,138)	(99)	(127)	23	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,793,280	(8,179,321)	18,390	(60,418)	52,097	(76,418)
Affiliated Investment Companies Shares	172	(254)	1	(1)	3	(3)
Futures	(15,235)	(2,325)	(98)	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	(119)	(7)	3	259	(6)	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,260,563	(7,285,863)	28,635	(49,472)	58,656	(85,220)

Distributions:
Institutional Class Shares	(718,790)	(942,726)	(8,593)	(22,133)	(14,175)	(10,224)
Capital Share Transactions (1):
Shares Issued	3,784,373	7,057,849	40,849	87,606	236,642	729,801
Shares Issued in Lieu of Cash Distributions	685,310	895,345	8,389	21,501	12,679	9,316
Shares Redeemed	(4,985,104)	(7,911,399)	(40,028)	(82,497)	(147,159)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(515,421)	41,795	9,210	26,610	102,162	519,891

Total Increase (Decrease) in Net Assets	2,026,352	(8,186,794)	29,252	(44,995)	146,643	424,447
Net Assets
Beginning of Year	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Year	$22,994,927	$20,968,575	$219,178	$189,926	$571,090	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	180,050	315,242	3,944	8,132	27,058	79,414
Shares Issued in Lieu of Cash Distributions	32,622	43,699	836	1,847	1,440	1,143
Shares Redeemed	(237,918)	(361,196)	(3,874)	(7,430)	(16,908)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(25,246)	(2,255)	906	2,549	11,590	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.78	0.70	0.49	0.70	0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	(6.54)	6.70	(1.87)	1.47	1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	2.98	(5.76)	7.40	(1.38)	2.17	1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Year	$23.34	$21.06	$27.63	$20.90	$22.78	$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Year (thousands)	$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.17%	2.65%	2.31%	3.22%	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	8%	9%	14%	19%	7%	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.23	0.22	0.15	0.18	0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	(2.68)	4.97	(0.55)	0.27	1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	0.26	(2.45)	5.19	(0.40)	0.45	1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—	(0.30)	—	—	—	(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Year	$12.62	$12.52	$15.52	$10.50	$11.07	$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Year (thousands)	$73,599	$82,920	$99,631	$43,568	$41,286	$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *(B)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.66%	1.49%	1.50%	1.69%	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.22%	0.24%	0.27%	0.27%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.48	0.44	0.40	0.45	0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	(6.33)	2.51	(0.91)	0.37	(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	3.36	(5.85)	2.95	(0.51)	0.82	0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.83)	(0.73)	—	(0.38)	(1.35)	(1.01)	(1.92)	—	—	—

Total Distributions	(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Year	$20.96	$18.69	$25.80	$23.39	$24.89	$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Year (thousands)	$248,620	$267,551	$379,837	$466,696	$640,068	$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.47%	0.54%	0.55%	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.50%	0.52%	0.57%	0.64%	0.65%	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.24%	1.69%	1.74%	1.91%	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.94	0.58	0.43	0.76	0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96	(11.25)	10.31	(4.00)	1.68	1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	1.78	(10.31)	10.89	(3.57)	2.44	2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—	(0.55)	—	(2.25)	(1.07)	—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Year	$21.17	$19.89	$31.72	$21.35	$27.85	$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Year (thousands)	$18,698	$18,398	$44,133	$16,867	$26,540	$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets	0.51%	0.56%	0.59%	0.59%	0.59%	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.50%	3.62%	1.88%	1.89%	2.92%	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.16	0.15	0.20	0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)	(1.44)	1.11	(1.35)	0.83	(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	(0.12)	(1.29)	1.27	(1.20)	1.03	(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	—	(0.37)	—	(0.64)	(0.27)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)

Total Distributions	—	(0.37)	—	(0.64)	(0.27)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Year	$3.26	$3.38	$5.04	$3.77	$5.61	$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	(3.55%)	(27.50%)	33.69%	(23.98%)	22.54%	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Year (thousands)	$3,514,043	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets *	0.26%	0.27%	0.27%	0.26%	0.27%	0.23	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.27%	0.28%	0.31	%(B)	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	4.30%	3.67%	3.29%	3.61%	4.01%	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	6%	6%	8%	12%	8%	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.66	0.61	0.44	0.33	0.45	0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	(5.05)	6.48	(2.65)	(0.01)	1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	2.99	(4.44)	6.92	(2.32)	0.44	1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	—	(0.16)	—	(0.29)	(0.62)	—	(0.27)	—	—	(0.35)

Total Distributions	(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Year	$19.20	$16.81	$22.14	$15.65	$18.58	$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Year (thousands)	$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.43%	0.46%	0.53%	0.65%	0.68%	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.13%	2.13%	2.02%	2.48%	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	13%	24%	15%	14%	18%	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.38	0.30	0.21	0.27	0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07	(3.51)	3.08	(0.13)	1.00	1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.39	(3.13)	3.38	0.08	1.27	1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—	(0.11)	—	—	—	—		—		—		—		(0.23)

Total Distributions	(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Year	$11.20	$10.12	$13.73	$10.64	$10.74	$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	13.58%	(23.22%)	31.85%	0.80%	13.19%	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Year (thousands)	$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.30%	0.30%	0.33%	0.36	%(B)	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.30%	0.31%	0.34%	0.55	%(B)	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)
Ratio of Net Investment Income to Average Net Assets	2.71%	3.15%	2.30%	1.97%	2.69%	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	11%	22%	15%	15%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.40	0.33	0.24	0.33	0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08	(3.48)	3.40	(0.74)	0.56	1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.46	(3.08)	3.73	(0.50)	0.89	1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Year	$11.44	$10.35	$13.84	$10.44	$11.17	$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Year (thousands)	$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.32%	0.35%	0.37%	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.25%	2.49%	2.26%	3.02%	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	10%	12%	6%	13%	8%	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.45	0.34	0.29	0.35	0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38	(4.15)	6.27	(0.10)	1.13	1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	1.77	(3.70)	6.61	0.19	1.48	1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.27)	(0.17)	—	(0.03)	(0.11)	(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Year	$19.35	$18.24	$22.56	$16.29	$16.42	$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	9.65%	(16.62%)	40.75%	1.25%	9.94%	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Year (thousands)	$957,732	$949,017	$1,088,714	$769,602	$879,553	$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.28%	0.32%	0.33%	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44%	0.45%	0.46%	0.56%	0.60%	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.22%	1.64%	1.81%	2.23%	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.22%	0.25%	0.27%	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.88	0.74	0.55	0.73	0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	2.17	(9.07)	5.32	0.07	2.05	2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	2.99	(8.19)	6.06	0.62	2.78	2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	(0.06)	(1.17)	—	—	—	(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Year	$24.94	$22.78	$33.05	$27.64	$27.56	$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	13.02%	(25.94%)	21.91%	2.36%	11.06%	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Year (thousands)	$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets	0.35%	0.36%	0.39%	0.44%	0.48%	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.45%	0.46%	0.49%	0.54%	0.58%	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.05%	2.19%	2.07%	2.70%	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio					Emerging Markets Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$24.08	$31.48	$23.93	$27.34	$26.81	$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	1.12	1.32	0.90	0.71	0.70	0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	(7.34)	7.50	(3.35)	0.57	2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	3.80	(6.02)	8.40	(2.64)	1.27	2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Year	$26.79	$24.08	$31.48	$23.93	$27.34	$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Year (thousands)	$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.49%	0.52%	0.56%	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	4.03%	4.49%	2.92%	2.87%	2.54%	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio						Emerging Markets Ex China Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018ʊ to Oct 31, 2019		Year Ended Oct 31, 2023	Period Nov 15, 2021ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$9.29	$13.13	$9.71	$10.43	$10.00		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.30	0.28	0.21	0.24		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.13	(2.85)	3.39	(0.59)	0.20		0.83	(2.28)

Total from Investment Operations	1.40	(2.55)	3.67	(0.38)	0.44		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.23)	(0.24)
Net Realized Gains	(0.18)	(0.87)	(0.02)	(0.11)	—		—	—

Total Distributions	(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.23)	(0.24)

Net Asset Value, End of Period	$10.27	$9.29	$13.13	$9.71	$10.43		$8.62	$7.76

Total Return	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(C)	14.04%	(20.16	%)(C)

Net Assets, End of Period (thousands)	$219,178	$189,926	$234,921	$170,163	$114,360		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.66%	0.66%	0.72%	0.84%	0.85	%(D)(E)	0.42%	0.43	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67%	0.66%	0.72%	0.87%	0.95	%(D)(E)	0.47%	0.54	%(D)
Ratio of Net Investment Income to Average Net Assets	2.55%	2.72%	2.19%	2.26%	2.30	%(D)(E)	2.94%	3.20	%(D)
Portfolio Turnover Rate	24%	28%	29%	34%	12	%(C)	16%	41	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	43%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	86%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	59%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%*
DFA International Small Cap Value Portfolio	0.39%

International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$194	$619
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	259	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	218	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	21	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	724	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	6,580	24,177
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	458	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	16	1,774	419
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	552	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	4,504	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	7,925	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	10,558	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	55	212	541

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$286
DFA International Real Estate Securities Portfolio	310
DFA Global Real Estate Securities Portfolio	36
DFA International Small Cap Value Portfolio	96
International Vector Equity Portfolio	103
World ex U.S. Core Equity Portfolio	60
Emerging Markets Core Equity Portfolio	892
Emerging Markets Targeted Value Portfolio	22
Emerging Markets ex China Core Equity Portfolio	69

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$32
International Core Equity Portfolio	41
Global Small Company Portfolio	—
International Small Company Portfolio	109
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	17
DFA Global Real Estate Securities Portfolio	11
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	6
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	5
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	57
Emerging Markets Small Cap Portfolio	52
Emerging Markets Value Portfolio	270
Emerging Markets Core Equity Portfolio	99
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$445,653	$638,423
International Core Equity Portfolio	2,595,949	3,953,148
DFA International Real Estate Securities Portfolio	245,204	875,339
DFA Global Real Estate Securities Portfolio	452,934	1,761
DFA International Small Cap Value Portfolio	1,327,022	2,066,743
International Vector Equity Portfolio	423,929	568,949
International High Relative Profitability Portfolio	179,700	496,273
World ex U.S. Core Equity Portfolio	362,060	456,909
World ex U.S. Targeted Value Portfolio	166,543	159,044
Emerging Markets Core Equity Portfolio	2,515,235	3,006,798
Emerging Markets Targeted Value Portfolio	56,645	53,036
Emerging Markets ex China Core Equity Portfolio	184,133	83,889

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

Total	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Total	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

Total	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

Total	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,182	$767,460	$(245,719)	$212,156	$2,059,809	631,843	—	—
The DFA Short Term Investment Fund	194,324	1,692,576	1,547,063	49	64	339,950	29,390	$9,556	—
DFA Real Estate Securities Portfolio	281,217	—	277,000	189,292	(193,509)	—	—	5,372	$8,561

Total	$3,231,191	$1,797,758	$2,591,523	$(56,378)	$18,711	$2,399,759	661,233	$14,928	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

Total	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

Total	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

Total	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

Total	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

Total	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

Total	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$45,846	$66,040	$(674)	$17,184	$582,234	18,478	$8,933	$13,934
International Core Equity Portfolio	260,575	14,400	39,457	(398)	30,022	265,142	19,597	8,026	—
Emerging Markets Core Equity Portfolio	103,159	9,390	15,064	(620)	13,526	110,391	5,433	3,536	—

Total	$949,652	$69,636	$120,561	$(1,692)	$60,732	$957,767	43,508	$20,495	$13,934

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$17,521	$31,792	$5,117	$(2,700)	$141,618	4,994	$2,196	$4,197
International Core Equity Portfolio	69,823	7,386	19,191	2,241	5,954	66,213	4,894	2,037	—
Emerging Markets Core Equity Portfolio	44,197	6,962	12,562	609	5,024	44,230	2,177	1,443	—

Total	$267,492	$31,869	$63,545	$7,967	$8,278	$252,061	12,065	$5,676	$4,197

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Total	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Total	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

Total	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067
International Small Company Portfolio
2022	483,283	367,884	—	851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2022	$119,143	—	—	$119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	$36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285
Emerging Markets Portfolio
2022	157,133	215,646	—	372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Continental Small Company Portfolio	$(269)	—	$(269)
DFA Global Real Estate Securities Portfolio	(3,291)	$(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)
Emerging Markets Small Cap Portfolio	(5,646)	—	(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Selectively Hedged Global Equity Portfolio	$4,411	$9,926	—	$86,208	$100,545
Emerging Markets Portfolio	51,190	—	$(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,050,456	$1,480,280	$(270,534)	$1,209,746
International Core Equity Portfolio	25,150,105	6,171,795	(3,299,983)	2,871,812
Global Small Company Portfolio	71,818	1,992	—	1,992
International Small Company Portfolio	10,176,197	166,724	(302,507)	(135,783)
Japanese Small Company Portfolio	250,569	4,759	(6,638)	(1,879)
Asia Pacific Small Company Portfolio	227,600	—	(64,352)	(64,352)
United Kingdom Small Company Portfolio	20,823	—	(2,125)	(2,125)
Continental Small Company Portfolio	627,416	137,143	(107,502)	29,641
DFA International Real Estate Securities Portfolio	4,713,839	4	(1,163,652)	(1,163,648)
DFA Global Real Estate Securities Portfolio	8,209,527	628,553	(1,834,068)	(1,205,515)
DFA International Small Cap Value Portfolio	9,470,280	1,779,931	(1,224,703)	555,228
International Vector Equity Portfolio	2,736,874	646,346	(275,364)	370,982
International High Relative Profitability Portfolio	1,376,563	256,124	(99,421)	156,703
World ex U.S. Value Portfolio	218,660	22,576	—	22,576
World ex U.S. Core Equity Portfolio	3,136,400	726,637	(460,217)	266,420
World ex U.S. Targeted Value Portfolio	647,508	82,719	(86,208)	(3,489)
World Core Equity Portfolio	732,609	225,178	—	225,178
Selectively Hedged Global Equity Portfolio	165,853	86,208	—	86,208
Emerging Markets Portfolio	3,100,772	1,227,529	—	1,227,529
Emerging Markets Small Cap Portfolio	3,606,582	199,283	—	199,283
Emerging Markets Value Portfolio	9,608,543	384,365	—	384,365
Emerging Markets Core Equity Portfolio	19,670,835	7,047,504	(3,544,522)	3,502,982
Emerging Markets Targeted Value Portfolio	219,311	35,504	(34,327)	1,177
Emerging Markets ex China Core Equity Portfolio	609,323	55,393	(87,530)	(32,137)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$44,606
International Core Equity Portfolio	—	245,514
International Small Company Portfolio	—	84,471
DFA International Real Estate Securities Portfolio	—	32,204
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	102,225
International Vector Equity Portfolio	—	24,271
International High Relative Profitability Portfolio	—	4,785
World ex U.S. Core Equity Portfolio	—	29,745
World ex U.S. Targeted Value Portfolio	—	806
Selectively Hedged Global Equity Portfolio	78,611	3,499
Emerging Markets Core Equity Portfolio	—	198,524
Emerging Markets Targeted Value Portfolio	—	1,321
Emerging Markets ex China Core Equity Portfolio	—	1,341

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$479	$479

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(2,143)	—	$(2,143)
International Core Equity Portfolio	(13,180)	—	(13,180)
International Small Company Portfolio	(1,668)	—	(1,668)
DFA International Real Estate Securities Portfolio	(996)	—	(996)
DFA International Small Cap Value Portfolio	(2,188)	—	(2,188)
International Vector Equity Portfolio	(316)	—	(316)
International High Relative Profitability Portfolio	(104)	—	(104)

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
World ex U.S. Core Equity Portfolio	$(1,191)	—	$(1,191)
Selectively Hedged Global Equity Portfolio	(254)	$(31)	(223)
Emerging Markets Core Equity Portfolio	(9,504)	—	(9,504)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,432	—	$8,432
International Core Equity Portfolio	32,560	—	32,560
International Small Company Portfolio	11,496	—	11,496
DFA International Real Estate Securities Portfolio	1,094	—	1,094
DFA Global Real Estate Securities Portfolio	935	—	935
DFA International Small Cap Value Portfolio	12,515	—	12,515
International Vector Equity Portfolio	1,361	—	1,361
International High Relative Profitability Portfolio	1,386	—	1,386
World ex U.S. Core Equity Portfolio	3,739	—	3,739
World ex U.S. Targeted Value Portfolio	423	—	423
Selectively Hedged Global Equity Portfolio	(155)	$(418)	263
Emerging Markets Core Equity Portfolio	21,786	—	21,786
Emerging Markets Targeted Value Portfolio	254	—	254
Emerging Markets ex China Core Equity Portfolio	249	—	249

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(3,575)	—	$(3,575)
International Core Equity Portfolio	(19,076)	—	(19,076)
International Small Company Portfolio	(4,080)	—	(4,080)
DFA International Real Estate Securities Portfolio	(2,577)	—	(2,577)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	(5,611)	—	(5,611)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
International Vector Equity Portfolio	$(755)	—	$(755)
International High Relative Profitability Portfolio	(104)	—	(104)
World ex U.S. Core Equity Portfolio	(2,058)	—	(2,058)
Selectively Hedged Global Equity Portfolio	253	$344	(91)
Emerging Markets Core Equity Portfolio	(15,235)	—	(15,235)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$44	$44	$(1)	—	—	$43	$1	$1	$(1)	—	—	—
Barclays Capital	53	53	—	—	—	53	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	—	—	—	—	—	—
State Street Bank and Trust	368	368	(21)	—	—	347	21	21	(21)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	9	9	—	—	—	$9
Morgan Stanley and Co. International	14	14	—	—	—	14	—	—	—	—	—	—

Total	$479	$479	$(22)	—	—	$457	$31	$31	$(22)	—	—	$9

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Large Cap International Portfolio	5.64%	$2,734	18	$8	$9,549	—
International Core Equity Portfolio	5.47%	2,191	33	11	22,349	—
Global Small Company Portfolio	5.59%	50	49	—	172	$22
DFA International Real Estate Securities Portfolio	5.74%	5,697	44	40	21,790	—
DFA Global Real Estate Securities Portfolio	5.47%	4,710	31	21	17,333	—
DFA International Small Cap Value Portfolio	5.56%	1,900	51	15	11,643	—
International Vector Equity Portfolio	5.46%	1,000	8	1	3,907	—
International High Relative Profitability Portfolio	5.39%	1,878	181	49	15,148	—
World ex U.S. Value Portfolio	5.66%	150	53	1	778	—
World ex U.S. Core Equity Portfolio	5.66%	1,529	39	9	17,052	—
World ex U.S. Targeted Value Portfolio	5.66%	421	102	7	2,024	699
World Core Equity Portfolio	5.52%	2,001	44	13	8,963	—
Emerging Markets Core Equity Portfolio	5.65%	26,066	10	42	83,195	—
Emerging Markets Targeted Value Portfolio	5.46%	495	13	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	5.64%	3,040	31	15	10,799	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding1	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
DFA International Real Estate Securities Portfolio	Borrower	4.86%	$39,933	9	$47	$73,588	—
DFA Global Real Estate Securities Portfolio	Borrower	4.57%	44,389	4	23	49,086	—
Emerging Markets ex China Core Equity Portfolio	Borrower	4.69%	24,627	5	16	39,932	—

1	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$75,525	$71,801	$(18,402)
International Core Equity Portfolio	162,646	251,668	(57,350)
DFA Global Real Estate Securities Portfolio	17,999	—	—
DFA International Small Cap Value Portfolio	256,456	295,828	(45,300)
International Vector Equity Portfolio	44,443	67,303	(10,978)
International High Relative Profitability Portfolio	13,376	60,396	(5,040)
World ex U.S. Core Equity Portfolio	26,262	31,594	(5,759)
World ex U.S. Targeted Value Portfolio	22,890	13,140	(2,054)
Emerging Markets Core Equity Portfolio	4,669	22,614	(4,950)
Emerging Markets Targeted Value Portfolio	417	526	18
Emerging Markets ex China Core Equity Portfolio	913	390	(67)

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$50,017
International Core Equity Portfolio	341,835
DFA International Real Estate Securities Portfolio	51,460
DFA International Small Cap Value Portfolio	86,972
International Vector Equity Portfolio	43,888
International High Relative Profitability Portfolio	13,516
World ex U.S. Core Equity Portfolio	54,769
World ex U.S. Targeted Value Portfolio	10,475
Emerging Markets Core Equity Portfolio	902,075
Emerging Markets Targeted Value Portfolio	4,752
Emerging Markets ex China Core Equity Portfolio	8,084

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$218,056	—	—	—	$218,056
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,013,399	—	—	—	1,013,399
DFA International Real Estate Securities Portfolio Common Stocks	94,116	—	—	—	94,116
DFA Global Real Estate Securities Portfolio Common Stocks	339,940	—	—	—	339,940
DFA International Small Cap Value Portfolio Common Stocks	166,247	—	—	—	166,247
International Vector Equity Portfolio Common Stocks, Rights/Warrants	123,605	—	—	—	123,605
International High Relative Profitability Portfolio Common Stocks	74,978	—	—	—	74,978
World ex U.S. Core Equity Portfolio Common Stocks	97,824	—	—	—	97,824
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	9,527	—	—	—	9,527
Emerging Markets Core Equity Portfolio Common Stocks	246,300	—	—	—	246,300
Emerging Markets Targeted Value Portfolio Common Stocks	1,727	—	—	—	1,727
Emerging Markets ex China Core Equity Portfolio Common Stocks	8,001	—	—	—	8,001

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	78%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	4	98%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	86%
Asia Pacific Small Company Portfolio	2	91%
United Kingdom Small Company Portfolio	3	91%
Continental Small Company Portfolio	2	95%
DFA International Real Estate Securities Portfolio	4	93%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	83%
International High Relative Profitability Portfolio	2	86%
World ex U.S. Value Portfolio	5	79%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	4	81%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Selectively Hedged Global Equity Portfolio	2	82%
Emerging Markets Portfolio	2	66%
Emerging Markets Small Cap Portfolio	2	61%
Emerging Markets Value Portfolio	3	49%
Emerging Markets Core Equity Portfolio	2	63%
Emerging Markets Targeted Value Portfolio	2	93%
Emerging Markets ex China Core Equity Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Large Cap International Portfolio (1)	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein
International Core Equity Portfolio (1)
Global Small Company Portfolio (2)
International Small Company Portfolio (2)
Japanese Small Company Portfolio (2)
Asia Pacific Small Company Portfolio (2)
United Kingdom Small Company Portfolio (2)
Continental Small Company Portfolio (2)
DFA International Real Estate Securities Portfolio (1)
DFA Global Real Estate Securities Portfolio (1)
DFA International Small Cap Value Portfolio (1)
International Vector Equity Portfolio (1)
International High Relative Profitability Portfolio (1)
World ex U.S. Value Portfolio (2)
World ex U.S. Core Equity Portfolio (1)
World ex U.S. Targeted Value Portfolio (1)
World Core Equity Portfolio (2)
Selectively Hedged Global Equity Portfolio (2)
Emerging Markets Portfolio (2)
Emerging Markets Small Cap Portfolio (2)
Emerging Markets Value Portfolio (2)
Emerging Markets Core Equity Portfolio (1)
Emerging Markets Targeted Value Portfolio (1)

Emerging Markets ex China Core Equity Portfolio (1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.93%	4.96%	3.25%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Master Fund held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 16.93% for the Portfolio and 15.70% for the MSCI World ex USA Value Index, the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$961.00	0.29%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,239,972,883

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,239,972,883

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,239,973
Receivables:
Fund Shares Sold	4,657
Prepaid Expenses and Other Assets	31

Total Assets	8,244,661

LIABILITIES:
Payables:
Fund Shares Redeemed	5,793
Due to Advisor	359
Accrued Expenses and Other Liabilities	382

Total Liabilities	6,534

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,238,127

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,238,127 and shares outstanding of 453,371,382, $0.01 Par Value (1)	$18.17

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,849,086
Total Distributable Earnings (Loss)	389,041

NET ASSETS	$8,238,127

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $37,062)	$387,340
Interest	387
Income from Securities Lending, Net	3,453
Expenses Allocated from Affiliated Investment Companies	(18,308)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	372,872

Fund Expenses
Investment Management Fees	21,485
Accounting & Transfer Agent Fees	1,143
Shareholder Servicing Fees
Institutional Class Shares[1]	4
Filing Fees	172
Shareholders’ Reports	449
Directors’/Trustees’ Fees & Expenses	63
Professional Fees	112
Other	37

Total Fund Expenses	23,465

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	17,188

Net Expenses	6,277

Net Investment Income (Loss)	366,595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714

Net Realized and Unrealized Gain (Loss)	902,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,268,994

**	Net of foreign capital gain taxes withheld of $0.
1	Class R2 shares of the Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$366,595	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(47,315)	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,994	(1,226,436)

Distributions:
Class R2 Shares	43	(78)
Institutional Class Shares	(351,486)	(402,623)

Total Distributions	(351,443)	(402,701)

Capital Share Transactions (1):
Shares Issued	1,196,309	2,471,605
Shares Issued in Lieu of Cash Distributions	344,995	396,749
Shares Redeemed	(1,714,650)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(173,346)	808,826

Total Increase (Decrease) in Net Assets	744,205	(820,311)
Net Assets
Beginning of Year	7,493,922	8,314,233

End of Year	$8,238,127	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	63,752	134,715
Shares Issued in Lieu of Cash Distributions	18,392	22,689
Shares Redeemed	(91,729)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,585)	43,006

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—	(0.04)	—	—	(0.52)

Total Distributions	(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Year	$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Year (thousands)	$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund’s Board of Directors. During the year ended October 31, 2023, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	0.25%	—	$17,188	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $18 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$113

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,847,044	$538,964	$(142,718)	$396,246

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio	3	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2023 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.00%	5.12%	3.43%

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.71%	0.99%	4.69%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.60%	1.47%	1.33%

The United Kingdom Small Company Series vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.20%	0.83%	1.45%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.76%	4.91%	5.66%

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	3.53%	9.14%	3.08%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.27%	3.28%	2.28%

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.47%	6.99%	4.59%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The Series generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Series held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 17.00% for the Series and 15.70% for the MSCI World ex USA Value Index, the Series’ benchmark. With value stocks outperforming growth stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmark. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 18.71% for the Series and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark as those stocks underperformed. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 0.60% for the Series and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 9.20% for the Series and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 11.76% for the Series and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 3.53% for the Series and -1.25% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed. Additionally, the Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The Series generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Series held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 13.27% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in emerging markets. The Series’ emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Series’ emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 15.47% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$961.20	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$988.70	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.50	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.20	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$888.10	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$940.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.60	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$991.10	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.7%
Consumer Staples	3.9%
Energy	16.0%
Financials	28.3%
Health Care	6.9%
Industrials	10.9%
Information Technology	1.9%
Materials	12.7%
Real Estate	2.1%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	14.7%
Consumer Staples	8.5%
Energy	0.8%
Financials	10.1%
Health Care	5.1%
Industrials	28.8%
Information Technology	13.8%
Materials	12.9%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.1%
Consumer Discretionary	20.9%
Consumer Staples	6.7%
Energy	5.5%
Financials	13.4%
Health Care	5.2%
Industrials	12.3%
Information Technology	7.2%
Materials	16.1%
Real Estate	6.9%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.0%
Consumer Discretionary	19.1%
Consumer Staples	8.3%
Energy	3.1%
Financials	20.3%
Health Care	3.1%
Industrials	24.4%
Information Technology	6.5%
Materials	5.8%
Real Estate	2.8%
Utilities	2.6%

100.0%

The Continental Small Company Series
Communication Services	4.9%
Consumer Discretionary	8.0%
Consumer Staples	4.9%
Energy	3.9%
Financials	17.2%
Health Care	5.9%
Industrials	26.7%
Information Technology	10.5%
Materials	9.0%
Real Estate	5.0%
Utilities	4.0%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	3.9%
Consumer Staples	4.8%
Energy	28.2%
Financials	7.1%
Health Care	2.1%
Industrials	15.0%
Information Technology	4.0%
Materials	24.1%
Real Estate	3.2%
Utilities	6.7%

100.0%

The Emerging Markets Series
Communication Services	8.4%
Consumer Discretionary	11.8%
Consumer Staples	6.2%
Energy	5.9%
Financials	21.6%
Health Care	3.9%
Industrials	7.6%
Information Technology	20.7%
Materials	9.4%
Real Estate	1.9%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.4%
Consumer Discretionary	12.8%
Consumer Staples	6.8%
Energy	1.8%
Financials	10.3%
Health Care	8.5%
Industrials	16.7%
Information Technology	15.5%
Materials	15.0%
Real Estate	5.2%
Utilities	4.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,680,652	$58,040,113	0.5%
National Australia Bank Ltd.	5,308,636	95,100,201	0.8%
Santos Ltd.	14,074,222	68,674,552	0.6%
Westpac Banking Corp.	5,237,352	68,775,704	0.6%
Woodside Energy Group Ltd.	3,980,187	86,687,647	0.8%
Other Securities		314,300,818	2.8%

TOTAL AUSTRALIA		691,579,035	6.1%

AUSTRIA — (0.1%)
Other Securities		10,556,242	0.1%

BELGIUM — (0.6%)
Other Securities		68,158,356	0.6%

CANADA — (9.1%)
Bank of Montreal	1,331,346	100,583,190	0.9%
Bank of Nova Scotia	683,012	27,655,399	0.2%
Bank of Nova Scotia	2,162,349	87,510,264	0.8%
Canadian Imperial Bank of Commerce	1,736,371	61,240,963	0.5%
Fairfax Financial Holdings Ltd.	96,097	79,970,305	0.7%
Manulife Financial Corp.	3,267,295	56,916,279	0.5%
Suncor Energy, Inc.	2,388,283	77,380,369	0.7%
Teck Resources Ltd., Class B	2,373,766	83,888,890	0.7%
Other Securities		480,476,534	4.2%

TOTAL CANADA		1,055,622,193	9.2%

DENMARK — (2.2%)
Other Securities		251,518,708	2.2%

FINLAND — (0.8%)
Other Securities		95,535,714	0.8%

FRANCE — (11.3%)
AXA SA	2,402,612	71,190,414	0.6%
BNP Paribas SA	1,438,342	82,710,427	0.7%
Cie de Saint-Gobain SA	1,911,069	104,027,435	0.9%
Cie Generale des Etablissements Michelin SCA	2,726,689	81,005,707	0.7%
Engie SA	3,701,762	58,876,095	0.5%
Orange SA	7,475,414	87,926,131	0.8%
Sanofi SA	956,125	86,822,112	0.8%
TotalEnergies SE	6,840,726	457,353,790	4.0%
Other Securities		287,207,408	2.5%

TOTAL FRANCE		1,317,119,519	11.5%

GERMANY — (6.2%)
BASF SE	1,595,449	73,721,149	0.6%
Bayer AG	2,226,814	96,217,422	0.8%
Bayerische Motoren Werke AG	942,197	87,628,385	0.8%
Mercedes-Benz Group AG	2,471,518	145,409,910	1.3%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$321,888,239	2.8%

TOTAL GERMANY		724,865,105	6.3%

HONG KONG — (1.5%)
Other Securities		170,991,702	1.5%

IRELAND — (0.2%)
Other Securities		25,038,980	0.2%

ISRAEL — (0.4%)
Other Securities		51,951,842	0.5%

ITALY — (2.3%)
Stellantis NV	3,233,234	60,404,388	0.5%
UniCredit SpA	4,159,978	104,289,031	0.9%
Other Securities		101,608,790	0.9%

TOTAL ITALY		266,302,209	2.3%

JAPAN — (21.2%)
Honda Motor Co. Ltd.	10,566,000	108,288,524	1.0%
Mitsubishi Corp.	2,313,200	107,831,082	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	85,516,868	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,370,700	66,078,671	0.6%
# Takeda Pharmaceutical Co. Ltd.	2,592,971	70,385,489	0.6%
Toyota Motor Corp.	7,782,350	136,142,401	1.2%
Other Securities		1,885,791,758	16.4%

TOTAL JAPAN		2,460,034,793	21.5%

NETHERLANDS — (3.5%)
ING Groep NV	4,971,616	63,738,727	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	118,555,624	1.0%
Other Securities		228,550,902	2.0%

TOTAL NETHERLANDS		410,845,253	3.6%

NEW ZEALAND — (0.2%)
Other Securities		20,727,048	0.2%

NORWAY — (0.9%)
Other Securities		101,952,505	0.9%

PORTUGAL — (0.1%)
Other Securities		14,600,091	0.1%

SINGAPORE — (1.0%)
Other Securities		119,239,175	1.0%

SPAIN — (2.4%)
# Banco Santander SA	34,833,091	128,113,786	1.1%
# Banco Santander SA, Sponsored ADR	219,342	796,211	0.0%
Repsol SA	5,269,796	77,161,128	0.7%
Other Securities		76,139,234	0.7%

TOTAL SPAIN		282,210,359	2.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$292,244,822	2.6%

SWITZERLAND — (9.9%)
Cie Financiere Richemont SA, Class A	809,027	95,445,330	0.8%
Holcim AG	974,130	60,228,276	0.5%
Novartis AG	1,526,421	142,902,858	1.3%
# Novartis AG, Sponsored ADR	1,378,570	129,006,581	1.1%
Swisscom AG	94,854	56,835,455	0.5%
UBS Group AG	6,031,321	141,714,501	1.2%
#* UBS Group AG	1,233,582	28,939,820	0.3%
Zurich Insurance Group AG	348,909	165,729,170	1.5%
Other Securities		330,054,021	2.9%

TOTAL SWITZERLAND		1,150,856,012	10.1%

UNITED KINGDOM — (12.8%)
BP PLC, Sponsored ADR	1,698,003	62,112,950	0.5%
British American Tobacco PLC	1,884,352	56,290,123	0.5%
Glencore PLC	12,424,779	65,811,861	0.6%
HSBC Holdings PLC	13,535,003	97,728,348	0.9%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	84,438,585	0.7%
Lloyds Banking Group PLC	124,313,687	60,503,314	0.5%
Shell PLC	307,658	9,914,840	0.1%
# Shell PLC, ADR	9,015,405	587,263,482	5.1%
Other Securities		467,100,882	4.1%

TOTAL UNITED KINGDOM		1,491,164,385	13.0%

UNITED STATES — (0.7%)
Other Securities		82,198,731	0.7%

TOTAL COMMON STOCKS		11,155,312,779	97.5%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		75,043,140	0.6%

TOTAL INVESTMENT SECURITIES (Cost $10,152,946,131)		11,230,355,919

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	34,363,676	397,484,640	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,550,431,199)		$11,627,840,559	101.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	490	12/15/23	$107,657,486	$103,200,125	$(4,457,361)

Total Futures Contracts			$107,657,486	$103,200,125	$(4,457,361)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$691,579,035	—	$691,579,035
Austria	—	10,556,242	—	10,556,242
Belgium	—	68,158,356	—	68,158,356
Canada	$1,055,622,193	—	—	1,055,622,193
Denmark	—	251,518,708	—	251,518,708
Finland	4,405,789	91,129,925	—	95,535,714
France	—	1,317,119,519	—	1,317,119,519
Germany	16,328,138	708,536,967	—	724,865,105
Hong Kong	—	170,991,702	—	170,991,702
Ireland	—	25,038,980	—	25,038,980
Israel	—	51,951,842	—	51,951,842
Italy	51,149,858	215,152,351	—	266,302,209
Japan	23,469,350	2,436,565,443	—	2,460,034,793
Netherlands	23,539,526	387,305,727	—	410,845,253
New Zealand	—	20,727,048	—	20,727,048
Norway	—	101,952,505	—	101,952,505
Portugal	—	14,600,091	—	14,600,091
Singapore	—	119,239,175	—	119,239,175
Spain	8,288,581	273,921,778	—	282,210,359
Sweden	—	292,244,822	—	292,244,822
Switzerland	178,193,050	972,662,962	—	1,150,856,012
United Kingdom	804,084,889	687,079,496	—	1,491,164,385
United States	82,198,731	—	—	82,198,731
Preferred Stocks
Germany	—	75,043,140	—	75,043,140
Securities Lending Collateral	—	397,484,640	—	397,484,640
Futures Contracts**	(4,457,361)	—	—	(4,457,361)

TOTAL	$2,242,822,744	$9,380,560,454	—	$11,623,383,198

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
Other Securities		$57,215,453	2.0%

CONSUMER DISCRETIONARY — (14.6%)
Food & Life Cos. Ltd.	473,500	7,980,732	0.3%
# Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028	0.3%
Resorttrust, Inc.	514,664	7,406,083	0.3%
Tomy Co. Ltd.	549,293	7,576,172	0.3%
Yoshinoya Holdings Co. Ltd.	333,700	7,798,729	0.3%
Other Securities		372,773,265	13.1%

TOTAL CONSUMER DISCRETIONARY		410,381,009	14.6%

CONSUMER STAPLES — (8.4%)
Morinaga & Co. Ltd.	212,599	7,667,235	0.3%
Nissui Corp.	1,771,500	8,596,290	0.3%
Pigeon Corp.	722,925	7,675,931	0.3%
Sapporo Holdings Ltd.	258,920	9,115,564	0.3%
Other Securities		204,377,820	7.2%

TOTAL CONSUMER STAPLES		237,432,840	8.4%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216	0.3%
Other Securities		14,740,245	0.5%

TOTAL ENERGY		22,112,461	0.8%

FINANCIALS — (10.0%)
77 Bank Ltd.	351,052	7,824,613	0.3%
Gunma Bank Ltd.	2,072,540	10,015,697	0.4%
Hirogin Holdings, Inc.	1,509,400	9,597,788	0.3%
Hokuhoku Financial Group, Inc.	688,853	8,042,412	0.3%
Kyushu Financial Group, Inc.	1,844,437	11,622,672	0.4%
Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931	0.3%
Shiga Bank Ltd.	279,100	7,380,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	11,358,673	0.4%
Other Securities		206,999,387	7.3%

TOTAL FINANCIALS		281,674,062	10.0%

HEALTH CARE — (5.0%)
Jeol Ltd.	252,800	7,137,389	0.3%
Nakanishi, Inc.	351,400	7,717,880	0.3%
Other Securities		127,231,236	4.4%

TOTAL HEALTH CARE		142,086,505	5.0%

INDUSTRIALS — (28.5%)
Daiseki Co. Ltd.	285,355	7,880,789	0.3%
DMG Mori Co. Ltd.	674,700	11,159,541	0.4%
EXEO Group, Inc.	493,200	10,243,644	0.4%
Hazama Ando Corp.	1,150,400	8,904,120	0.3%
Kokuyo Co. Ltd.	454,525	7,045,125	0.3%
Mabuchi Motor Co. Ltd.	254,834	7,280,487	0.3%
Meitec Group Holdings, Inc.	478,200	8,416,362	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Mirait One Corp.	565,135	$7,490,157	0.3%
Nagase & Co. Ltd.	584,600	8,856,159	0.3%
Nichias Corp.	378,700	7,513,304	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,848,810	0.3%
Ushio, Inc.	592,600	7,227,008	0.3%
Other Securities		705,369,769	24.7%

TOTAL INDUSTRIALS		805,235,275	28.5%

INFORMATION TECHNOLOGY — (13.7%)
Alps Alpine Co. Ltd.	911,442	7,479,491	0.3%
Citizen Watch Co. Ltd.	1,550,700	9,043,705	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,925,050	0.4%
Dexerials Corp.	345,400	7,878,683	0.3%
Maruwa Co. Ltd.	50,800	8,913,540	0.3%
NET One Systems Co. Ltd.	492,716	7,520,285	0.3%
# Nippon Electric Glass Co. Ltd.	393,736	7,871,676	0.3%
NSD Co. Ltd.	482,660	8,397,741	0.3%
Tokyo Seimitsu Co. Ltd.	203,000	9,489,316	0.3%
Ulvac, Inc.	200,200	6,884,710	0.3%
Other Securities		300,915,943	10.6%

TOTAL INFORMATION TECHNOLOGY		385,320,140	13.7%

MATERIALS — (12.8%)
ADEKA Corp.	507,000	8,476,143	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059	0.3%
Sumitomo Bakelite Co. Ltd.	171,900	7,649,191	0.3%
Taiheiyo Cement Corp.	478,091	8,193,349	0.3%
Teijin Ltd.	754,588	6,829,833	0.3%
Tokai Carbon Co. Ltd.	943,200	7,238,009	0.3%
UBE Corp.	611,100	9,410,201	0.3%
Other Securities		304,800,022	10.7%

TOTAL MATERIALS		361,570,807	12.8%

REAL ESTATE — (1.5%)
Other Securities		42,985,677	1.5%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	10,170,459	0.4%
Other Securities		37,326,611	1.3%

TOTAL UTILITIES		47,497,070	1.7%

TOTAL COMMON STOCKS (Cost $2,743,166,586)		2,793,511,299	99.0%

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	2,508,802	29,019,314	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,772,186,608)		$2,822,530,613	100.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314

TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
	AMP Ltd.	16,394,773	$10,923,695	0.9%
	Ansell Ltd.	667,276	9,015,436	0.8%
#	ARB Corp. Ltd.	516,706	9,641,932	0.8%
	AUB Group Ltd.	653,490	11,222,709	0.9%
#	Bank of Queensland Ltd.	3,124,152	10,152,388	0.8%
	Bapcor Ltd.	2,047,713	6,970,109	0.6%
	Beach Energy Ltd.	8,618,391	8,488,701	0.7%
*	Bellevue Gold Ltd.	8,798,707	8,001,775	0.7%
*	Boss Energy Ltd.	2,371,994	6,536,645	0.5%
#	Breville Group Ltd.	613,229	8,311,031	0.7%
*	Capricorn Metals Ltd.	2,313,472	6,883,469	0.6%
#	Champion Iron Ltd.	1,787,152	8,128,867	0.7%
	Corporate Travel Management Ltd.	706,323	7,474,030	0.6%
	CSR Ltd.	3,025,097	10,809,247	0.9%
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985	0.8%
	Downer EDI Ltd.	4,102,725	9,867,275	0.8%
	Eagers Automotive Ltd.	877,469	7,216,825	0.6%
#	Flight Centre Travel Group Ltd.	991,677	11,788,395	1.0%
	Gold Road Resources Ltd.	8,223,152	9,774,805	0.8%
	GUD Holdings Ltd.	1,021,707	6,947,914	0.6%
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464	0.6%
	HUB24 Ltd.	477,073	9,211,187	0.8%
	Iluka Resources Ltd.	1,561,869	7,212,329	0.6%
	InvoCare Ltd.	908,018	7,307,553	0.6%
	IPH Ltd.	1,569,172	6,819,157	0.6%
*	Karoon Energy Ltd.	4,021,732	6,476,220	0.5%
	Metcash Ltd.	4,615,181	10,807,985	0.9%
	Netwealth Group Ltd.	806,030	6,549,114	0.5%
	New Hope Corp. Ltd.	3,051,610	11,230,195	0.9%
	nib holdings Ltd.	2,762,115	12,729,528	1.1%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665	0.8%
	Orora Ltd.	8,207,195	12,861,724	1.1%
*	Paladin Energy Ltd.	16,031,454	9,660,647	0.8%
	Perpetual Ltd.	638,190	7,802,171	0.7%
	Perseus Mining Ltd.	7,999,202	8,546,820	0.7%
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750	0.8%
*	Sandfire Resources Ltd.	3,123,483	11,848,150	1.0%
	Sims Ltd.	999,254	7,965,428	0.7%
	Super Retail Group Ltd.	1,077,207	9,063,950	0.8%
	Tabcorp Holdings Ltd.	13,480,179	6,651,512	0.6%
	Technology One Ltd.	742,435	6,885,186	0.6%
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968	1.0%
#*	Webjet Ltd.	2,302,818	8,948,714	0.7%
	Other Securities		387,123,834	32.0%

TOTAL AUSTRALIA			771,605,484	64.2%

CAYMAN ISLANDS — (0.0%)
	Other Security		23,977	0.0%

CHINA — (0.1%)
	Other Securities		789,268	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (21.0%)
	ASMPT Ltd.	1,562,400	$13,232,824	1.1%
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129	0.7%
	NWS Holdings Ltd.	6,279,000	7,429,555	0.6%
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841	0.7%
	PCCW Ltd.	18,348,545	8,980,462	0.8%
*Ω	Samsonite International SA	3,780,000	11,707,104	1.0%
	Other Securities		194,764,988	16.1%

	TOTAL HONG KONG		252,706,903	21.0%

	NEW ZEALAND — (3.2%)
	Other Securities		39,180,066	3.2%

	SINGAPORE — (10.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833	0.8%
	Other Securities		118,504,758	9.8%

	TOTAL SINGAPORE		127,696,591	10.6%

	TOTAL COMMON STOCKS		1,192,002,289	99.1%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		1,336	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)		1,192,003,625

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
	@§ The DFA Short Term Investment Fund	1,022,740	11,830,034	1.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,528,270,413)		$1,203,833,659	100.1%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444		$771,605,484
Cayman Islands	—	23,977	—		23,977
China	—	789,268	—		789,268
Hong Kong	—	252,398,888	308,015		252,706,903
New Zealand	—	39,180,066	—		39,180,066
Singapore	—	127,046,839	649,752		127,696,591
Rights/Warrants
Australia	—	1,336	—		1,336
Securities Lending Collateral	—	11,830,034	—		11,830,034

TOTAL	$13,693	$1,202,512,755	$1,307,211	^	$1,203,833,659

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
4imprint Group PLC	165,738	$10,143,389	0.8%
ITV PLC	14,659,552	11,414,423	0.9%
Moneysupermarket.com Group PLC	3,209,924	10,129,507	0.8%
Other Securities		18,523,765	1.5%

TOTAL COMMUNICATION SERVICES		50,211,084	4.0%

CONSUMER DISCRETIONARY — (19.0%)
Bellway PLC	596,527	15,180,838	1.2%
Domino’s Pizza Group PLC	3,097,499	12,924,628	1.0%
Games Workshop Group PLC	177,416	21,331,156	1.7%
Greggs PLC	601,854	17,359,651	1.4%
Inchcape PLC	2,145,919	17,397,976	1.4%
Persimmon PLC	978,415	12,116,690	1.0%
Pets at Home Group PLC	2,876,399	9,834,326	0.8%
Redrow PLC	1,640,617	9,722,304	0.8%
Vistry Group PLC	1,581,400	13,630,585	1.1%
Other Securities		107,540,636	8.5%

TOTAL CONSUMER DISCRETIONARY		237,038,790	18.9%

CONSUMER STAPLES — (8.3%)
Britvic PLC	1,626,728	16,593,568	1.3%
Cranswick PLC	366,623	15,588,013	1.3%
* Marks & Spencer Group PLC	9,096,384	24,019,747	1.9%
Tate & Lyle PLC	2,193,476	16,830,969	1.3%
Other Securities		30,051,812	2.4%

TOTAL CONSUMER STAPLES		103,084,109	8.2%

ENERGY — (3.0%)
Other Securities		38,047,863	3.0%

FINANCIALS — (20.1%)
Bank of Georgia Group PLC	269,724	10,920,373	0.9%
Beazley PLC	3,110,587	19,485,841	1.6%
Burford Capital Ltd.	974,033	12,043,015	1.0%
Close Brothers Group PLC	934,202	9,069,257	0.7%
* Direct Line Insurance Group PLC	5,736,832	10,577,314	0.8%
Hiscox Ltd.	1,481,388	16,914,945	1.3%
IG Group Holdings PLC	1,557,868	12,102,444	1.0%
Lancashire Holdings Ltd.	1,629,727	11,253,076	0.9%
Man Group PLC	7,541,211	20,162,454	1.6%
Paragon Banking Group PLC	1,921,607	10,365,204	0.8%
Plus500 Ltd.	531,015	9,109,342	0.7%
Virgin Money U.K. PLC	6,394,358	11,617,099	0.9%
Other Securities		97,536,245	7.9%

TOTAL FINANCIALS		251,156,609	20.1%

HEALTH CARE — (3.0%)
* Indivior PLC	766,956	14,704,637	1.2%
Other Securities		23,358,121	1.9%

TOTAL HEALTH CARE		38,062,758	3.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.2%)
* Babcock International Group PLC	2,641,605	$12,568,828	1.0%
Balfour Beatty PLC	3,585,302	13,512,546	1.1%
Diploma PLC	428,815	14,867,363	1.2%
Grafton Group PLC	1,489,341	14,019,677	1.1%
Hays PLC	9,150,271	10,722,745	0.9%
Howden Joinery Group PLC	1,391,766	10,808,598	0.9%
* International Distributions Services PLC	3,240,163	9,959,380	0.8%
JET2 PLC	813,756	9,944,724	0.8%
Mitie Group PLC	7,951,370	9,543,633	0.8%
QinetiQ Group PLC	3,297,003	13,291,365	1.1%
Rotork PLC	4,407,598	15,761,223	1.3%
Serco Group PLC	5,743,194	9,978,356	0.8%
Travis Perkins PLC	1,117,269	10,066,748	0.8%
Other Securities		146,925,070	11.5%

TOTAL INDUSTRIALS		301,970,256	24.1%

INFORMATION TECHNOLOGY — (6.4%)
Computacenter PLC	501,247	15,677,786	1.3%
Softcat PLC	689,548	10,622,540	0.8%
Spectris PLC	361,445	13,657,892	1.1%
Other Securities		40,018,928	3.2%

TOTAL INFORMATION TECHNOLOGY		79,977,146	6.4%

MATERIALS — (5.7%)
Hill & Smith PLC	550,246	11,030,269	0.9%
Other Securities		60,717,342	4.8%

TOTAL MATERIALS		71,747,611	5.7%

REAL ESTATE — (2.8%)
Grainger PLC	4,251,088	11,765,849	1.0%
Savills PLC	971,680	9,308,536	0.8%
Other Securities		13,332,369	1.0%

TOTAL REAL ESTATE		34,406,754	2.8%

UTILITIES — (2.6%)
Drax Group PLC	2,467,126	12,675,532	1.0%
Pennon Group PLC	1,364,308	12,065,996	1.0%
Other Security		7,989,073	0.6%

TOTAL UTILITIES		32,730,601	2.6%

TOTAL COMMON STOCKS (Cost $1,353,648,625)		1,238,433,581	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	1,003,030	11,602,045	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,365,250,747)		$1,250,035,626	99.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045

TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.9%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$20,187,397	0.4%
Ω	BAWAG Group AG	434,580	19,356,361	0.4%
	Other Securities		111,012,363	2.4%

	TOTAL AUSTRIA		150,556,121	3.2%

	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591	0.6%
	Euronav NV	1,303,139	23,326,697	0.5%
	Other Securities		132,117,956	2.8%

	TOTAL BELGIUM		180,932,244	3.9%

	DENMARK — (6.4%)
*	Jyske Bank AS	437,851	30,857,271	0.7%
	Ringkjoebing Landbobank AS	197,625	26,935,971	0.6%
	Royal Unibrew AS	312,981	22,640,649	0.5%
	Sydbank AS	461,164	20,032,806	0.4%
	Other Securities		203,835,973	4.4%

	TOTAL DENMARK		304,302,670	6.6%

	FINLAND — (5.1%)
	Huhtamaki OYJ	631,957	21,724,252	0.5%
	Orion OYJ, Class B	629,985	25,064,275	0.6%
#	Valmet OYJ	886,762	19,900,132	0.4%
	Wartsila OYJ Abp	2,378,105	28,379,105	0.6%
	Other Securities		146,586,296	3.1%

	TOTAL FINLAND		241,654,060	5.2%

	FRANCE — (11.3%)
	Elis SA	1,272,724	20,872,644	0.5%
	Gaztransport Et Technigaz SA	171,206	21,898,963	0.5%
	Rexel SA	1,427,474	29,152,980	0.6%
	SCOR SE	850,826	25,400,939	0.5%
*	SOITEC	147,840	22,066,351	0.5%
	Sopra Steria Group SACA	120,549	21,642,911	0.5%
	SPIE SA	860,805	22,637,026	0.5%
	Other Securities		372,000,758	7.9%

	TOTAL FRANCE		535,672,572	11.5%

	GERMANY — (14.1%)
#	Bechtle AG	434,992	19,441,013	0.4%
	CTS Eventim AG & Co. KGaA	322,671	19,536,483	0.4%
	Freenet AG	931,981	23,656,380	0.5%
	Gerresheimer AG	239,432	22,332,589	0.5%
	Hugo Boss AG	412,000	24,095,810	0.5%
	thyssenkrupp AG	3,151,431	21,964,393	0.5%
	Other Securities		536,826,812	11.6%

	TOTAL GERMANY		667,853,480	14.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (1.0%)
	Other Securities		$45,236,596	1.0%

ISRAEL — (1.9%)
	Other Securities		91,075,560	2.0%

ITALY — (10.6%)
	Banco BPM SpA	9,876,720	50,532,629	1.1%
#	BPER Banca	6,542,561	21,290,464	0.5%
	Brunello Cucinelli SpA	248,717	20,006,230	0.4%
	Leonardo SpA	2,654,010	40,108,685	0.9%
	Other Securities		371,549,104	7.9%

TOTAL ITALY			503,487,112	10.8%

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076	0.5%
	Arcadis NV	526,995	22,273,333	0.5%
	BE Semiconductor Industries NV	392,853	40,581,596	0.9%
Ω	Signify NV	743,928	19,284,717	0.4%
	Other Securities		131,580,048	2.8%

TOTAL NETHERLANDS			234,739,770	5.1%

NORWAY — (2.0%)
	Other Securities		97,377,918	2.1%

PORTUGAL — (1.1%)
	Other Securities		50,590,874	1.1%

SPAIN — (6.4%)
	Banco de Sabadell SA	36,362,876	45,213,373	1.0%
	Bankinter SA	4,245,482	26,846,128	0.6%
#	Enagas SA	1,457,648	24,384,537	0.5%
	Other Securities		206,882,969	4.4%

TOTAL SPAIN			303,327,007	6.5%

SWEDEN — (5.4%)
	Other Securities		258,456,868	5.6%

SWITZERLAND — (18.7%)
	Adecco Group AG	573,691	21,710,502	0.5%
	Allreal Holding AG	123,491	19,816,056	0.4%
	Belimo Holding AG	65,574	27,607,771	0.6%
	BKW AG	161,471	27,144,558	0.6%
	Bucher Industries AG	54,010	19,279,744	0.4%
*	Dufry AG	554,235	19,428,293	0.4%
	Flughafen Zurich AG	145,858	27,255,287	0.6%
Ω	Galenica AG	285,324	21,555,903	0.5%
	Georg Fischer AG	626,442	32,506,926	0.7%
	Helvetia Holding AG	262,788	35,327,584	0.8%
	PSP Swiss Property AG	337,750	41,556,493	0.9%
	Siegfried Holding AG	32,647	25,889,674	0.6%
	Temenos AG	344,252	24,801,829	0.5%
Ω	VAT Group AG	71,846	25,477,992	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$516,718,458	11.1%

TOTAL SWITZERLAND		886,077,070	19.1%

UNITED STATES — (0.0%)
Other Securities		1,431,685	0.0%

TOTAL COMMON STOCKS		4,552,771,607	98.1%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		41,269,340	0.9%

RIGHTS/WARRANTS — (0.0%)
FINLAND — (0.0%)
Other Security		1,801,296	0.0%

SPAIN — (0.0%)
Other Security		477,756	0.0%

TOTAL RIGHTS/WARRANTS		2,279,052	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)		4,596,319,999

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	13,062,502	151,093,958	3.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,445,959,349)		$4,747,413,957	102.3%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,431,685	—	$1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958

TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$10,370,357	0.9%

CONSUMER DISCRETIONARY — (3.7%)
#*	Aritzia, Inc.	490,659	7,631,884	0.6%
	Linamar Corp.	254,133	10,988,148	0.9%
	Other Securities		27,506,543	2.4%

TOTAL CONSUMER DISCRETIONARY			46,126,575	3.9%

CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	468,524	9,328,248	0.8%
#	Premium Brands Holdings Corp.	244,773	15,758,668	1.3%
	Primo Water Corp.	92,255	1,204,850	0.1%
	Primo Water Corp.	799,922	10,434,894	0.9%
	Other Securities		19,771,521	1.7%

TOTAL CONSUMER STAPLES			56,498,181	4.8%

ENERGY — (26.3%)
*	Advantage Energy Ltd.	1,218,356	8,847,193	0.8%
	Baytex Energy Corp.	2,680,011	11,595,505	1.0%
#	Birchcliff Energy Ltd.	1,577,017	8,710,979	0.7%
	Crescent Point Energy Corp.	2,232,271	17,900,021	1.5%
	Crescent Point Energy Corp.	739,368	5,922,338	0.5%
	Enerplus Corp.	1,253,055	21,189,212	1.8%
	Enerplus Corp.	28,353	479,449	0.0%
#	Gibson Energy, Inc.	854,905	12,989,254	1.1%
*	MEG Energy Corp.	1,231,299	24,328,533	2.1%
*	NuVista Energy Ltd.	996,250	9,662,565	0.8%
	Paramount Resources Ltd., Class A	453,102	10,890,136	0.9%
	Parex Resources, Inc.	560,334	10,739,988	0.9%
	Parkland Corp.	743,571	22,504,182	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	11,210,305	1.0%
#	PrairieSky Royalty Ltd.	1,219,867	21,419,695	1.8%
	Secure Energy Services, Inc.	1,822,233	10,118,041	0.9%
#	Vermilion Energy, Inc.	681,624	9,835,440	0.8%
	Vermilion Energy, Inc.	233,451	3,366,363	0.3%
#	Whitecap Resources, Inc.	1,388,207	10,721,255	0.9%
	Other Securities		98,781,619	8.4%

TOTAL ENERGY			331,212,073	28.1%

FINANCIALS — (6.6%)
	Canadian Western Bank	530,725	10,516,909	0.9%
	CI Financial Corp.	992,058	8,992,370	0.8%
#	EQB, Inc.	161,831	8,031,159	0.7%
	Onex Corp.	171,939	9,636,271	0.8%
	Other Securities		46,037,310	3.9%

TOTAL FINANCIALS			83,214,019	7.1%

HEALTH CARE — (2.0%)
	Bausch Health Cos., Inc.	1,551,796	10,583,249	0.9%
#*	Bausch Health Cos., Inc.	17,777	121,013	0.0%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$14,052,775	1.2%

TOTAL HEALTH CARE			24,757,037	2.1%

INDUSTRIALS — (13.9%)
*	ATS Corp.	439,439	14,798,487	1.3%
*	Bombardier, Inc., Class A	13,489	433,632	0.0%
*	Bombardier, Inc., Class B	454,361	14,576,904	1.2%
	Boyd Group Services, Inc.	120,716	20,581,131	1.8%
	Finning International, Inc.	840,489	22,522,135	1.9%
	Richelieu Hardware Ltd.	316,493	9,466,832	0.8%
	Russel Metals, Inc.	357,603	8,909,453	0.8%
	SNC-Lavalin Group, Inc.	978,592	27,182,523	2.3%
	Other Securities		57,389,909	4.8%

TOTAL INDUSTRIALS			175,861,006	14.9%

INFORMATION TECHNOLOGY — (3.7%)
*	Celestica, Inc.	58,598	1,368,263	0.1%
*	Celestica, Inc.	584,405	13,641,384	1.2%
#*	Lightspeed Commerce, Inc.	662,243	8,251,548	0.7%
	Other Securities		23,295,357	2.0%

TOTAL INFORMATION TECHNOLOGY			46,556,552	4.0%

MATERIALS — (22.5%)
	Alamos Gold, Inc., Class A	1,993,469	24,682,065	2.1%
	Alamos Gold, Inc., Class A	41,121	509,078	0.1%
	B2Gold Corp.	1,611,233	5,158,735	0.4%
	B2Gold Corp.	5,340,960	17,251,301	1.5%
*	Capstone Copper Corp.	2,311,783	7,868,481	0.7%
	Eldorado Gold Corp.	682,069	7,377,705	0.6%
#*	Eldorado Gold Corp.	467,945	5,058,485	0.4%
#	Labrador Iron Ore Royalty Corp.	346,569	7,622,394	0.7%
	Methanex Corp.	206,998	8,547,111	0.7%
	Methanex Corp.	144,520	5,961,450	0.5%
	OceanaGold Corp.	4,732,563	7,917,466	0.7%
	Osisko Gold Royalties Ltd.	649,135	7,934,262	0.7%
	Osisko Gold Royalties Ltd.	299,402	3,658,692	0.3%
	SSR Mining, Inc.	847,686	11,730,370	1.0%
#	SSR Mining, Inc.	365,680	5,075,638	0.4%
	Stella-Jones, Inc.	304,188	15,933,814	1.4%
	Other Securities		141,075,036	11.9%

TOTAL MATERIALS			283,362,083	24.1%

REAL ESTATE — (3.0%)
	Altus Group Ltd.	245,393	8,334,603	0.7%
	Tricon Residential, Inc.	1,228,695	8,142,569	0.7%
	Other Securities		21,600,844	1.8%

TOTAL REAL ESTATE			38,078,016	3.2%

UTILITIES — (6.2%)
	Atco Ltd., Class I	445,141	11,411,403	1.0%
#	Boralex, Inc., Class A	508,523	9,464,560	0.8%
#	Capital Power Corp.	688,895	17,630,347	1.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
# TransAlta Corp.	1,716,689	$12,564,913	1.1%
Other Securities		27,796,553	2.3%

TOTAL UTILITIES		78,867,776	6.7%

TOTAL COMMON STOCKS (Cost $1,116,658,978)		1,174,903,675	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,370,255	85,251,738	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,201,910,716)		$1,260,155,413	107.0%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$7,521,380	$2,848,977	—		$10,370,357
Consumer Discretionary	46,126,575	—	—		46,126,575
Consumer Staples	56,498,181	—	—		56,498,181
Energy	331,212,073	—	—		331,212,073
Financials	83,115,371	98,648	—		83,214,019
Health Care	24,744,942	—	$12,095		24,757,037
Industrials	175,861,006	—	—		175,861,006
Information Technology	46,556,552	—	—		46,556,552
Materials	282,952,684	409,399	—		283,362,083
Real Estate	38,078,016	—	—		38,078,016
Utilities	78,867,776	—	—		78,867,776
Securities Lending Collateral	—	85,251,738	—		85,251,738

TOTAL	$1,171,534,556	$88,608,762	$12,095	^	$1,260,155,413

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.0%)
	BRAZIL — (3.9%)
	Petroleo Brasileiro SA	2,733,556	$20,516,241	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	7,079,425	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,418,245	0.1%
	Vale SA	1,834,275	25,103,376	0.6%
	Other Securities		115,560,546	2.5%

	TOTAL BRAZIL		171,677,833	3.9%

	CHILE — (0.5%)
	Other Securities		20,560,416	0.5%

	CHINA — (25.7%)
*	Alibaba Group Holding Ltd.	3,987,600	41,052,633	1.0%
*	Alibaba Group Holding Ltd., Sponsored ADR	706,990	58,354,955	1.4%
*	Baidu, Inc., Class A	1,330,750	17,471,152	0.4%
	Bank of China Ltd., Class H	43,912,181	15,340,063	0.4%
#	BYD Co. Ltd., Class H	533,886	16,235,529	0.4%
	China Construction Bank Corp., Class H	59,766,590	33,801,467	0.8%
	China Resources Land Ltd.	3,998,666	14,967,431	0.4%
	CSPC Pharmaceutical Group Ltd.	16,771,200	14,649,127	0.4%
	Geely Automobile Holdings Ltd.	10,501,000	11,922,045	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	14,748,359	0.4%
	JD.com, Inc., Class A	1,150,871	14,631,204	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	12,895,393	0.3%
	Lenovo Group Ltd.	11,967,278	13,926,695	0.3%
*Ω	Meituan, Class B	1,414,140	20,045,441	0.5%
	NetEase, Inc., ADR	193,704	20,710,832	0.5%
*	PDD Holdings, Inc., ADR	122,979	12,472,530	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	23,627,589	0.6%
	Tencent Holdings Ltd.	3,804,300	140,792,312	3.2%
*Ω	Xiaomi Corp., Class B	10,152,800	18,204,201	0.4%
	Yum China Holdings, Inc.	240,132	12,621,338	0.3%
	Other Securities		603,721,675	13.1%

	TOTAL CHINA		1,132,191,971	25.8%

	COLOMBIA — (0.1%)
	Other Securities		4,445,371	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,439,885	0.2%

	EGYPT — (0.0%)
	Other Securities		1,668,825	0.0%

	GREECE — (0.5%)
	Other Securities		22,255,031	0.5%

	HUNGARY — (0.3%)
	Other Securities		13,109,685	0.3%

	INDIA — (16.9%)
	Axis Bank Ltd.	1,479,255	17,430,034	0.4%
	Bajaj Finance Ltd.	139,763	12,585,919	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
	Bharti Airtel Ltd.	1,469,776	$16,135,794	0.4%
	HDFC Bank Ltd.	1,841,080	32,635,910	0.7%
	Hindustan Unilever Ltd.	440,646	13,150,373	0.3%
	ICICI Bank Ltd.	1,390,129	15,309,796	0.3%
	ICICI Bank Ltd., Sponsored ADR	649,989	14,423,245	0.3%
	Infosys Ltd.	1,779,532	29,305,332	0.7%
	Mahindra & Mahindra Ltd.	967,659	17,021,272	0.4%
	Reliance Industries Ltd.	1,374,995	37,827,485	0.9%
	Tata Consultancy Services Ltd.	551,248	22,336,702	0.5%
	Tata Steel Ltd.	11,675,250	16,681,472	0.4%
	Other Securities		499,912,976	11.4%

TOTAL INDIA			744,756,310	17.0%

INDONESIA — (2.0%)
	Bank Central Asia Tbk. PT	28,212,600	15,542,902	0.4%
	Other Securities		71,268,056	1.6%

TOTAL INDONESIA			86,810,958	2.0%

KUWAIT — (0.4%)
	Other Securities		18,707,976	0.4%

MALAYSIA — (1.6%)
	Other Securities		69,566,794	1.6%

MEXICO — (2.4%)
	America Movil SAB de CV, Class B	16,845,136	13,930,943	0.3%
	Grupo Financiero Banorte SAB de CV, Class O	1,486,046	12,038,217	0.3%
	Other Securities		79,854,727	1.8%

TOTAL MEXICO			105,823,887	2.4%

PERU — (0.1%)
	Other Securities		4,524,673	0.1%

PHILIPPINES — (0.7%)
	Other Securities		30,675,092	0.7%

POLAND — (1.1%)
	Other Securities		46,682,641	1.1%

QATAR — (0.8%)
	Qatar National Bank QPSC	3,144,150	12,865,365	0.3%
	Other Securities		24,863,602	0.6%

TOTAL QATAR			37,728,967	0.9%

SAUDI ARABIA — (4.0%)
	Al Rajhi Bank	1,034,714	18,521,965	0.4%
Ω	Saudi Arabian Oil Co.	1,399,216	12,431,128	0.3%
	Saudi Telecom Co.	1,236,802	12,669,933	0.3%
	Other Securities		131,916,585	3.0%

TOTAL SAUDI ARABIA			175,539,611	4.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.8%)
Other Securities		$125,726,821	2.9%

SOUTH KOREA — (12.3%)
LG Electronics, Inc.	168,961	12,534,032	0.3%
Samsung Electronics Co. Ltd.	3,140,501	156,318,054	3.6%
SK Hynix, Inc.	384,567	33,396,605	0.8%
Other Securities		339,086,158	7.7%

TOTAL SOUTH KOREA		541,334,849	12.4%

TAIWAN — (16.8%)
CTBC Financial Holding Co. Ltd.	16,115,175	12,136,388	0.3%
Hon Hai Precision Industry Co. Ltd.	5,925,322	17,685,388	0.4%
MediaTek, Inc.	759,995	19,835,377	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	222,135,277	5.1%
Other Securities		469,047,954	10.6%

TOTAL TAIWAN		740,840,384	16.9%

THAILAND — (2.2%)
Other Securities		95,388,325	2.2%

TURKEY — (0.9%)
Other Securities		38,483,090	0.9%

UNITED ARAB EMIRATES — (1.7%)
Emaar Properties PJSC	6,790,733	12,371,246	0.3%
Other Securities		62,727,968	1.4%

TOTAL UNITED ARAB EMIRATES		75,099,214	1.7%

UNITED KINGDOM — (0.1%)
Other Security		4,175,381	0.1%

UNITED STATES — (0.0%)
Other Security		1,398,665	0.0%

TOTAL COMMON STOCKS		4,317,612,655	98.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA, 10.467%	2,952,047	20,340,975	0.5%
Other Securities		26,826,224	0.6%

TOTAL BRAZIL		47,167,199	1.1%

CHILE — (0.0%)
Other Security		566,774	0.0%

COLOMBIA — (0.0%)
Other Securities		426,021	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,937	0.0%

TOTAL PREFERRED STOCKS		48,165,931	1.1%

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
	Other Security		$115	0.0%

KUWAIT — (0.0%)
	Other Security		2,043	0.0%

SOUTH KOREA — (0.0%)
	Other Securities		20,215	0.0%

TAIWAN — (0.0%)
	Other Security		16,630	0.0%

TOTAL RIGHTS/WARRANTS			39,003	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,983,451,891)			4,365,817,589

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	3,587,676	41,498,653	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,024,951,072)			$4,407,316,242	100.6%

As of October 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	12/15/23	$30,915,005	$28,954,800	$(1,960,205)
S&P 500® E-Mini Index	9	12/15/23	1,944,443	1,895,513	(48,930)

Total Futures Contracts			$32,859,448	$30,850,313	$(2,009,135)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,677,833	—	—	$171,677,833
Chile	8,570,015	$11,990,401	—	20,560,416
China	146,289,624	985,902,347	—	1,132,191,971
Colombia	4,380,149	65,222	—	4,445,371
Czech Republic	—	8,439,885	—	8,439,885
Egypt	139,222	1,529,603	—	1,668,825
Greece	—	22,255,031	—	22,255,031
Hungary	—	13,109,685	—	13,109,685
India	31,954,623	712,196,875	$604,812	744,756,310
Indonesia	—	86,810,958	—	86,810,958
Kuwait	16,196,403	2,511,573	—	18,707,976
Malaysia	—	69,566,794	—	69,566,794

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Mexico	$105,823,887	—	—		$105,823,887
Peru	4,524,673	—	—		4,524,673
Philippines	—	$30,675,092	—		30,675,092
Poland	—	46,682,641	—		46,682,641
Qatar	—	37,728,967	—		37,728,967
Saudi Arabia	—	175,539,611	—		175,539,611
South Africa	15,175,175	110,551,646	—		125,726,821
South Korea	4,074,644	537,260,205	—		541,334,849
Taiwan	3,960,666	736,879,718	—		740,840,384
Thailand	86,922,062	8,466,263	—		95,388,325
Turkey	—	38,483,090	—		38,483,090
United Arab Emirates	—	75,099,214	—		75,099,214
United Kingdom	4,175,381	—	—		4,175,381
United States	—	1,398,665	—		1,398,665
Preferred Stocks
Brazil	47,167,199	—	—		47,167,199
Chile	—	566,774	—		566,774
Colombia	426,021	—	—		426,021
South Korea	—	5,937	—		5,937
Rights/Warrants
Brazil	—	115	—		115
Kuwait	—	2,043	—		2,043
South Korea	—	20,215	—		20,215
Taiwan	—	16,630	—		16,630
Securities Lending Collateral	—	41,498,653	—		41,498,653
Futures Contracts**	(2,009,135)	—	—		(2,009,135)

TOTAL	$649,448,442	$3,755,253,853	$604,812	^	$4,405,307,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (4.6%)
	TOTVS SA	1,646,258	$8,264,352	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,269,523	8,508,391	0.2%
	Ultrapar Participacoes SA	1,899,071	7,702,881	0.2%
	Other Securities		152,904,656	4.0%

TOTAL BRAZIL			177,380,280	4.6%

CAYMAN ISLANDS — (0.0%)
	Other Security		170,410	0.0%

CHILE — (0.7%)
	Other Securities		25,424,110	0.7%

CHINA — (20.8%)
Ω	China Feihe Ltd.	9,856,000	6,124,242	0.2%
	China Gas Holdings Ltd.	7,812,400	7,023,397	0.2%
	China Medical System Holdings Ltd.	5,196,500	8,309,710	0.2%
	China Merchants Port Holdings Co. Ltd.	4,896,107	6,232,419	0.2%
	China National Building Material Co. Ltd., Class H	12,606,000	6,000,398	0.2%
#	China Power International Development Ltd.	16,804,333	6,530,760	0.2%
	Chinasoft International Ltd.	9,242,000	6,705,229	0.2%
	Hengan International Group Co. Ltd.	2,167,000	7,257,928	0.2%
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,453,486	0.2%
	Kingboard Holdings Ltd.	2,602,421	6,337,610	0.2%
	Kingsoft Corp. Ltd.	3,176,200	11,083,278	0.3%
	Kunlun Energy Co. Ltd.	8,932,000	7,441,280	0.2%
	Minth Group Ltd.	2,797,000	6,243,537	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,160,000	6,645,852	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	6,685,049	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	6,947,313	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	5,961,389	0.2%
	Other Securities		683,940,851	17.5%

TOTAL CHINA			801,923,728	21.0%

COLOMBIA — (0.1%)
	Other Securities		5,331,154	0.1%

GREECE — (0.4%)
	Other Securities		17,076,446	0.4%

HONG KONG — (0.0%)
	Other Securities		261,817	0.0%

HUNGARY — (0.1%)
	Other Securities		2,412,230	0.1%

INDIA — (21.6%)
	AIA Engineering Ltd.	171,273	7,251,816	0.2%
	Coforge Ltd.	116,666	6,994,499	0.2%
	Dixon Technologies India Ltd.	107,580	6,603,013	0.2%
	Federal Bank Ltd.	5,124,938	8,658,566	0.2%
	Fortis Healthcare Ltd.	1,671,935	6,486,796	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Jindal Stainless Ltd.	1,250,402	$6,669,960	0.2%
	KEI Industries Ltd.	207,523	5,979,370	0.2%
	KPIT Technologies Ltd.	686,673	10,107,153	0.3%
	Persistent Systems Ltd.	159,198	11,772,203	0.3%
	Phoenix Mills Ltd.	348,097	7,614,407	0.2%
	REC Ltd.	2,883,444	9,973,561	0.3%
	Solar Industries India Ltd.	97,125	6,386,222	0.2%
	Supreme Industries Ltd.	197,528	10,272,595	0.3%
*	Suzlon Energy Ltd.	23,338,088	8,616,933	0.2%
	Tube Investments of India Ltd.	249,568	9,453,997	0.3%
*	Zee Entertainment Enterprises Ltd.	2,602,393	8,073,057	0.2%
	Other Securities		702,425,219	18.1%

	TOTAL INDIA		833,339,367	21.8%

	INDONESIA — (2.0%)
	Other Securities		75,237,255	2.0%

	KUWAIT — (0.4%)
	Other Securities		17,170,701	0.4%

	MALAYSIA — (1.5%)
	Other Securities		59,242,538	1.6%

	MEXICO — (2.9%)
Ω	Banco del Bajio SA	2,520,069	7,672,449	0.2%
	Grupo Comercial Chedraui SA de CV	1,708,398	9,951,520	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,042,592	0.3%
*	Industrias CH SAB de CV, Class B	1,689,942	18,090,787	0.5%
	Other Securities		67,515,113	1.7%

	TOTAL MEXICO		113,272,461	3.0%

	PHILIPPINES — (0.8%)
	Other Securities		32,641,582	0.9%

	POLAND — (1.3%)
#	Grupa Kety SA	53,775	9,070,956	0.3%
	KRUK SA	64,574	7,143,470	0.2%
	Other Securities		35,422,015	0.9%

	TOTAL POLAND		51,636,441	1.4%

	QATAR — (0.8%)
	Other Securities		29,934,707	0.8%

	SAUDI ARABIA — (4.2%)
*	Bank Al-Jazira	1,426,073	6,222,820	0.2%
	Co. for Cooperative Insurance	241,112	7,765,292	0.2%
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,981,333	0.2%
	Other Securities		142,354,939	3.7%

	TOTAL SAUDI ARABIA		163,324,384	4.3%

	SOUTH AFRICA — (2.7%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,802,955	8,095,268	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$95,189,039	2.5%

TOTAL SOUTH AFRICA		103,284,307	2.7%

SOUTH KOREA — (10.7%)
Other Securities		411,472,340	10.8%

TAIWAN — (17.2%)
King Yuan Electronics Co. Ltd.	2,765,979	6,553,158	0.2%
Makalot Industrial Co. Ltd.	572,481	6,407,462	0.2%
Taichung Commercial Bank Co. Ltd.	13,545,371	6,148,358	0.2%
Other Securities		643,018,770	16.8%

TOTAL TAIWAN		662,127,748	17.4%

THAILAND — (1.7%)
Other Securities		65,434,892	1.7%

TURKEY — (2.0%)
Other Securities		76,231,283	2.0%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,054,847	11,362,242	0.3%
Other Securities		49,777,110	1.3%

TOTAL UNITED ARAB EMIRATES		61,139,352	1.6%

TOTAL COMMON STOCKS		3,785,469,533	99.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,839	0.0%

TOTAL MUTUAL FUNDS		7,839	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,602,729	0.7%

CHILE — (0.0%)
Other Securities		865,135	0.0%

COLOMBIA — (0.0%)
Other Security		38,359	0.0%

INDIA — (0.0%)
Other Securities		158,662	0.0%

PHILIPPINES — (0.0%)
Other Security		244,095	0.0%

TOTAL PREFERRED STOCKS		27,908,980	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		13,045	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Securities		$83,999	0.0%

TAIWAN — (0.0%)
Other Securities		24,228	0.0%

THAILAND — (0.0%)
Other Securities		9,714	0.0%

TOTAL RIGHTS/WARRANTS		130,986	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,457,278,740)		3,813,517,338

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	4,017,185	46,466,777	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,503,745,702)		$3,859,984,115	101.2%

As of October 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	12/15/23	$27,725,462	$25,967,400	$(1,758,062)
S&P 500® E-Mini Index	4	12/15/23	901,944	842,450	(59,494)

Total Futures Contracts			$28,627,406	$26,809,850	$(1,817,556)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,278,992	$6,101,288	—	$177,380,280
Cayman Islands	170,410	—	—	170,410
Chile	534,124	24,889,986	—	25,424,110
China	27,466,960	767,496,662	$6,960,106	801,923,728
Colombia	4,857,721	473,433	—	5,331,154
Greece	271,842	16,804,604	—	17,076,446
Hong Kong	—	224,110	37,707	261,817
Hungary	—	2,412,230	—	2,412,230
India	2,882,984	830,456,383	—	833,339,367
Indonesia	207,506	74,584,924	444,825	75,237,255
Kuwait	16,105,498	1,065,203	—	17,170,701
Malaysia	—	59,242,538	—	59,242,538
Mexico	108,181,957	5,090,504	—	113,272,461
Philippines	—	32,214,530	427,052	32,641,582
Poland	—	51,636,441	—	51,636,441
Qatar	—	29,934,707	—	29,934,707

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$362,043	$162,962,341	—		$163,324,384
South Africa	8,234,247	95,050,060	—		103,284,307
South Korea	471,417	409,039,997	$1,960,926		411,472,340
Taiwan	—	661,989,841	137,907		662,127,748
Thailand	61,807,779	3,620,500	6,613		65,434,892
Turkey	—	76,231,283	—		76,231,283
United Arab Emirates	—	61,139,352	—		61,139,352
Preferred Stocks
Brazil	26,493,386	109,343	—		26,602,729
Chile	—	865,135	—		865,135
Colombia	38,359	—	—		38,359
India	—	158,662	—		158,662
Philippines	—	244,095	—		244,095
Rights/Warrants
Brazil	—	13,045	—		13,045
South Korea	—	83,999	—		83,999
Taiwan	—	24,228	—		24,228
Thailand	—	9,714	—		9,714
Mutual Funds	7,839	—	—		7,839
Securities Lending Collateral	—	46,466,777	—		46,466,777
Futures Contracts**	(1,817,556)	—	—		(1,817,556)

TOTAL	$427,555,508	$3,420,635,915	$9,975,136	^	$3,858,166,559

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $401,265, $144,277, $87,690 and $10,904 of securities on loan, respectively)	$11,230,356	$2,793,511	$1,192,004	$1,238,434
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $397,485, $29,020, $11,830 and $11,602, respectively)	397,485	29,019	11,830	11,602
Segregated Cash for Futures Contracts	5,488	—	—	—
Foreign Currencies at Value	107,753	367	126	1,126
Cash	4,870	3,941	2,581	5,965
Receivables:
Investment Securities Sold	31,561	1,099	5,954	7,091
Dividends, Interest and Tax Reclaims	96,299	24,650	1,908	4,885
Securities Lending Income	243	202	194	13
Futures Margin Variation	649	—	—	—
Unrealized Gain on Foreign Currency Contracts	10	—	—	—
Prepaid Expenses and Other Assets	—	1	—	—

Total Assets	11,874,714	2,852,790	1,214,597	1,269,116

LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,378	29,068	11,844	11,604
Investment Securities Purchased	33,006	2,142	414	5,420
Due to Advisor	1,995	239	103	107
Unrealized Loss on Foreign Currency Contracts	—	11	—	—
Accrued Expenses and Other Liabilities	562	157	95	72

Total Liabilities	432,941	31,617	12,456	17,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,441,773	$2,821,173	$1,202,141	$1,251,913

Investment Securities at Cost	$10,152,946	$2,743,167	$1,516,440	$1,353,649

Foreign Currencies at Cost	$108,265	$371	$126	$1,135

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $146,635, $85,567, $141,036 and $311,012 of securities on loan, respectively)	$4,596,320	$1,174,904	$4,365,818	$3,813,517
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $151,093, $85,252, $41,499 and $46,467, respectively)	151,094	85,252	41,499	46,467
Segregated Cash for Futures Contracts	—	—	940	797
Foreign Currencies at Value	649	64	35,727	26,210
Cash	5,879	1,520	6,763	8,546
Receivables:
Investment Securities Sold	2,473	243	7,580	3,448
Dividends, Interest and Tax Reclaims	36,818	855	5,871	3,941
Securities Lending Income	312	93	354	1,219
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	4,793,546	1,262,931	4,464,552	3,904,145

LIABILITIES:
Payables:
Upon Return of Securities Loaned	151,199	85,324	41,562	46,451
Investment Securities Purchased	1	53	3,370	—
Due to Advisor	395	102	380	662
Futures Margin Variation	—	—	175	162
Unrealized Loss on Foreign Currency Contracts	—	—	9	—
Deferred Taxes Payable	—	—	39,486	41,696
Accrued Expenses and Other Liabilities	238	53	575	735

Total Liabilities	151,833	85,532	85,557	89,706

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,641,713	$1,177,399	$4,378,995	$3,814,439

Investment Securities at Cost	$4,294,866	$1,116,659	$2,983,452	$3,457,279

Foreign Currencies at Cost	$650	$64	$35,737	$26,171

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $51,846, $8,462, $678 and $332, respectively)	$542,295	$76,217	$54,841	$53,262
Income from Securities Lending, Net	4,834	2,094	3,120	304

Total Investment Income	547,129	78,311	57,961	53,566

Expenses
Investment Management Fees	24,037	2,849	1,290	1,341
Accounting & Transfer Agent Fees	390	93	30	43
Custodian Fees	550	224	130	51
Shareholders’ Reports	37	21	19	18
Directors’/Trustees’ Fees & Expenses	89	22	10	10
Professional Fees	299	46	21	22
Other	354	89	49	37

Total Expenses	25,756	3,344	1,549	1,522

Fees Paid Indirectly (Note C)	156	27	22	1

Net Expenses	25,600	3,317	1,527	1,521

Net Investment Income (Loss)	521,529	74,994	56,434	52,045

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(82,311)	(18,627)	(71,672)	(66,245)
Affiliated Investment Companies Shares Sold	40	5	2	5
Futures	13,590	—	—	(38)
Foreign Currency Transactions	(3,403)	(1,676)	(160)	624
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	411,469	24,799	124,537
Affiliated Investment Companies Shares	193	18	7	7
Futures	(9,976)	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	363	(26)	(27)

Net Realized and Unrealized Gain (Loss)	1,278,499	391,552	(47,050)	58,863

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,800,028	$466,546	$9,384	$110,908

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,279, $5,302, $20,183 and $14,256, respectively)	$158,253	$31,562	$153,689	$113,933
Income from Securities Lending, Net	5,038	1,433	3,938	12,660

Total Investment Income	163,291	32,995	157,627	126,593

Expenses
Investment Management Fees	5,020	1,280	4,560	7,946
Accounting & Transfer Agent Fees	150	42	124	110
Custodian Fees	351	39	1,615	2,004
Shareholders’ Reports	25	19	24	23
Directors’/Trustees’ Fees & Expenses	37	10	34	29
Professional Fees	160	22	135	132
Other	156	35	132	118

Total Expenses	5,899	1,447	6,624	10,362

Fees Paid Indirectly (Note C)	3	11	340	254

Net Expenses	5,896	1,436	6,284	10,108

Net Investment Income (Loss)	157,395	31,559	151,343	116,485

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,150)	39,665	(74,176)	(52,118)
Affiliated Investment Companies Shares Sold	32	12	(7)	13
Futures	—	100	1,925	2,911
Foreign Currency Transactions	(947)	(104)	(1,157)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	387,371	(25,591)	447,867	476,799
Affiliated Investment Companies Shares	103	84	35	25
Futures	—	—	140	1,364
Translation of Foreign Currency-Denominated Amounts	2,185	(11)	(15)	8

Net Realized and Unrealized Gain (Loss)	368,594	14,155	374,612	428,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$525,989	$45,714	$525,955	$544,864

**	Net of foreign capital gain taxes withheld of $0, $0, $5,865 and $7,734, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$521,529	$508,688	$74,994	$74,322	$56,434	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(82,311)	6,848	(18,627)	5,574	(71,672)	33,519
Affiliated Investment Companies Shares Sold	40	36	5	(8)	2	(10)
Futures	13,590	(16,735)	—	—	—	349
Foreign Currency Transactions	(3,403)	(13,407)	(1,676)	(5,554)	(160)	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	(2,198,406)	411,469	(862,888)	24,799	(565,107)
Affiliated Investment Companies Shares	193	(280)	18	(32)	7	(12)
Futures	(9,976)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	(4,633)	363	(284)	(26)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,800,028	(1,715,386)	466,546	(788,870)	9,384	(466,257)

Transactions in Interest:
Contributions	250,078	1,269,316	89,497	112,114	142,192	49,404
Withdrawals	(1,135,466)	(1,324,290)	(255,213)	(219,045)	(143,456)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(885,388)	(54,974)	(165,716)	(106,931)	(1,264)	(162,689)

Total Increase (Decrease) in Net Assets	914,640	(1,770,360)	300,830	(895,801)	8,120	(628,946)
Net Assets
Beginning of Year	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Year	$11,441,773	$10,527,133	$2,821,173	$2,520,343	$1,202,141	$1,194,021

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,045	$62,067	$157,395	$153,871	$31,559	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(66,245)	(4,763)	(20,150)	53,125	39,665	84,639
Affiliated Investment Companies Shares Sold	5	(3)	32	(59)	12	(66)
Futures	(38)	—	—	—	100	27
Foreign Currency Transactions	624	(1,687)	(947)	(2,690)	(104)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	124,537	(665,322)	387,371	(2,054,707)	(25,591)	(295,189)
Affiliated Investment Companies Shares	7	(11)	103	(130)	84	(101)
Translation of Foreign Currency-Denominated Amounts	(27)	(66)	2,185	(3,148)	(11)	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	110,908	(609,785)	525,989	(1,853,738)	45,714	(170,858)

Transactions in Interest:
Contributions	49,887	38,338	78,110	179,167	11,312	51,681
Withdrawals	(76,729)	(157,982)	(308,949)	(517,971)	(94,687)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(26,842)	(119,644)	(230,839)	(338,804)	(83,375)	(65,490)

Total Increase (Decrease) in Net Assets	84,066	(729,429)	295,150	(2,192,542)	(37,661)	(236,348)
Net Assets
Beginning of Year	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Year	$1,251,913	$1,167,847	$4,641,713	$4,346,563	$1,177,399	$1,215,060

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,343	$169,766	$116,485	$130,163
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(74,176)	37,299	(52,118)	106,869
Affiliated Investment Companies Shares Sold	(7)	(29)	13	(18)
Futures	1,925	(15,196)	2,911	(6,942)
Foreign Currency Transactions	(1,157)	(2,541)	(623)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	447,867	(1,639,645)	476,799	(1,297,378)
Affiliated Investment Companies Shares	35	(47)	25	(41)
Futures	140	(1,197)	1,364	(3,235)
Translation of Foreign Currency-Denominated Amounts	(15)	8	8	80

Net Increase (Decrease) in Net Assets Resulting from Operations	525,955	(1,451,582)	544,864	(1,073,052)

Transactions in Interest:
Contributions	213,807	434,631	188,166	283,303
Withdrawals	(353,195)	(1,299,951)	(439,510)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(139,388)	(865,320)	(251,344)	(534,748)

Total Increase (Decrease) in Net Assets	386,567	(2,316,902)	293,520	(1,607,800)
Net Assets
Beginning of Year	3,992,428	6,309,330	3,520,919	5,128,719

End of Year	$4,378,995	$3,992,428	$3,814,439	$3,520,919

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Year (thousands)	$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.21%	0.21%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.34%	4.36%	3.50%	2.77%	3.92%	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	13%	15%	9%	12%	16%	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	0.60%	(26.65%)	38.31%	0.14%	5.27%	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Year (thousands)	$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.23%	3.42%	4.21%	4.11%	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	17%	19%	19%	18%	18%	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Year (thousands)	$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.85%	2.11%	2.15%	2.74%	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	11%	11%	17%	8%	17%	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	13.27%	(25.79%)	22.22%	2.67%	11.40%	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Year (thousands)	$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.13%	0.14%	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.16%	0.15%	0.14%	0.15%	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.26%	2.42%	2.38%	3.04%	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	14%	10%	19%	22%	9%	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$156
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	11
The Emerging Markets Series	340
The Emerging Markets Small Cap Series	254

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$147
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	32
The Canadian Small Company Series	8
The Emerging Markets Series	60
The Emerging Markets Small Cap Series	53

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,473,241	$1,778,732
The Japanese Small Company Series	257,634	350,049
The Asia Pacific Small Company Series	289,283	212,456
The United Kingdom Small Company Series	206,132	121,054
The Continental Small Company Series	548,017	600,534
The Canadian Small Company Series	211,353	213,760

	Purchases	Sales
The Emerging Markets Series	$657,873	$634,434
The Emerging Markets Small Cap Series	742,279	868,591

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

Total	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

Total	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

Total	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

Total	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

Total	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

Total	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

Total	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

Total	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,616,293	$2,031,198	$(1,019,651)	$1,011,547
The Japanese Small Company Series	2,854,583	430,053	(462,105)	(32,052)
The Asia Pacific Small Company Series	1,560,606	159,336	(516,108)	(356,772)
The United Kingdom Small Company Series	1,375,890	232,484	(358,339)	(125,855)
The Continental Small Company Series	4,486,860	1,092,830	(832,276)	260,554
The Canadian Small Company Series	1,226,935	233,676	(200,455)	33,221
The Emerging Markets Series	3,096,658	1,692,791	(382,132)	1,310,659
The Emerging Markets Small Cap Series	3,613,773	1,075,384	(829,173)	246,211
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$105,692
The Canadian Small Company Series	544
The Emerging Markets Series	32,710
The Emerging Markets Small Cap Series	29,598

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
The DFA International Value Series	$(4,457)	$(4,457)
The Emerging Markets Series	(2,009)	(2,009)
The Emerging Markets Small Cap Series	(1,818)	(1,818)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,590	$13,590
The United Kingdom Small Company Series	(38)	(38)
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,925	1,925
The Emerging Markets Small Cap Series	2,911	2,911

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(9,976)	$(9,976)
The Emerging Markets Series	140	140
The Emerging Markets Small Cap Series	1,364	1,364

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
The DFA International Value Series	5.78%	$3,406	20	$11	$21,628	—
The Japanese Small Company Series	5.65%	2,224	20	7	17,047	—
The Asia Pacific Small Company Series	5.69%	1,891	37	12	13,300	—
The United Kingdom Small Company Series	4.91%	53	6	—	101	—
The Continental Small Company Series	5.30%	358	32	2	3,496	—
The Canadian Small Company Series	5.05%	71	8	—	127	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$219,294	$101,439	$(227)
The Japanese Small Company Series	38,826	40,169	4,216
The Asia Pacific Small Company Series	32,803	22,243	(11,010)
The United Kingdom Small Company Series	28,477	16,306	(19,690)
The Continental Small Company Series	26,493	35,701	(6,460)
The Canadian Small Company Series	34,457	23,182	6,623
The Emerging Markets Series	5,789	2,816	(1,384)
The Emerging Markets Small Cap Series	3,353	4,249	(1,718)

J. Securities Lending:

As of October 31, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$19,352
The Japanese Small Company Series	130,156
The Asia Pacific Small Company Series	83,547
The Continental Small Company Series	6,467
The Canadian Small Company Series	6,333
The Emerging Markets Series	111,563
The Emerging Markets Small Cap Series	289,839

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$397,378	—	—	—	$397,378
The Japanese Small Company Series Common Stocks	29,068	—	—	—	29,068
The Asia Pacific Small Company Series Common Stocks	11,844	—	—	—	11,844
The United Kingdom Small Company Series Common Stocks	11,604	—	—	—	11,604
The Continental Small Company Series Common Stocks, Rights/Warrants	151,199	—	—	—	151,199
The Canadian Small Company Series Common Stocks, Rights/Warrants	85,324	—	—	—	85,324
The Emerging Markets Series Common Stocks	41,562	—	—	—	41,562
The Emerging Markets Small Cap Series Common Stocks	46,451	—	—	—	46,451

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.09%	3.93%	2.61%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. Additionally, the Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 16.09% for the Fund, 13.43% for the MSCI Emerging Markets Value Index (net dividends), and 10.80% for the MSCI Emerging Markets Index (net dividends). The Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. The Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$986.50	0.15%	$0.75

Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	2.4%
Consumer Discretionary	9.0%
Consumer Staples	2.6%
Energy	11.3%
Financials	31.0%
Health Care	2.3%
Industrials	9.7%
Information Technology	12.5%
Materials	14.0%
Real Estate	3.9%
Utilities	1.3%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (4.3%)
	Petroleo Brasileiro SA	11,148,884	$83,676,059	0.8%
	Petroleo Brasileiro SA, Sponsored ADR	9,391,055	129,878,291	1.3%
#	Petroleo Brasileiro SA, Sponsored ADR	3,971,518	59,572,770	0.6%
	Other Securities		168,636,621	1.7%

	TOTAL BRAZIL		441,763,741	4.4%

	CAYMAN ISLANDS — (0.0%)
	Other Security		41,872	0.0%

	CHILE — (0.5%)
	Other Securities		53,499,957	0.5%

	CHINA — (25.7%)
	Agricultural Bank of China Ltd., Class H	93,468,000	34,523,002	0.4%
*	Alibaba Group Holding Ltd.	12,917,900	132,990,722	1.3%
*	Baidu, Inc., Sponsored ADR	624,224	65,543,520	0.7%
	Bank of China Ltd., Class H	287,427,817	100,408,607	1.0%
	China Construction Bank Corp., Class H	393,120,101	222,332,181	2.2%
	China Merchants Bank Co. Ltd., Class H	15,854,500	60,140,735	0.6%
	China Petroleum & Chemical Corp., Class H	95,493,575	48,839,016	0.5%
#	China Resources Land Ltd.	15,272,000	57,164,716	0.6%
	China Shenhua Energy Co. Ltd., Class H	14,249,500	43,674,296	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	225,953,996	108,287,209	1.1%
	PetroChina Co. Ltd., Class H	105,708,000	68,997,223	0.7%
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	130,088,697	1.3%
*	Trip.com Group Ltd., ADR	1,314,289	44,685,826	0.5%
*Ω	Xiaomi Corp., Class B	23,429,000	42,008,729	0.4%
	Other Securities		1,457,394,626	14.0%

	TOTAL CHINA		2,617,079,105	25.8%

	COLOMBIA — (0.1%)
	Other Securities		8,137,039	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		11,383,173	0.1%

	GREECE — (0.5%)
	Other Securities		45,968,273	0.5%

	HONG KONG — (0.0%)
	Other Securities		142,532	0.0%

	HUNGARY — (0.2%)
	Other Securities		22,255,196	0.2%

	INDIA — (17.9%)
	Axis Bank Ltd.	10,198,375	120,167,264	1.2%
	HDFC Bank Ltd.	3,924,781	69,572,642	0.7%
	Hindalco Industries Ltd.	7,802,509	43,119,455	0.4%
	ICICI Bank Ltd., Sponsored ADR	3,095,733	68,694,312	0.7%
	JSW Steel Ltd.	4,041,124	35,719,760	0.4%
	Larsen & Toubro Ltd.	2,234,738	78,479,974	0.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,728,125	$65,578,299	0.7%
Reliance Industries Ltd.	11,159,703	307,014,572	3.0%
State Bank of India	7,741,976	52,644,536	0.5%
Tata Steel Ltd.	30,487,674	43,560,463	0.4%
Other Securities		931,951,446	9.1%

TOTAL INDIA		1,816,502,723	17.9%

INDONESIA — (1.7%)
Other Securities		173,755,669	1.7%

KUWAIT — (0.2%)
Other Securities		21,224,392	0.2%

MALAYSIA — (1.8%)
Other Securities		178,401,444	1.8%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	6,941,553	56,232,397	0.6%
Grupo Mexico SAB de CV, Class B	9,956,499	41,346,890	0.4%
Other Securities		199,645,020	1.9%

TOTAL MEXICO		297,224,307	2.9%

PHILIPPINES — (0.9%)
Other Securities		87,862,315	0.9%

POLAND — (1.0%)
ORLEN SA	2,543,352	40,220,351	0.4%
Other Securities		58,387,513	0.6%

TOTAL POLAND		98,607,864	1.0%

QATAR — (0.7%)
Other Securities		68,791,296	0.7%

SAUDI ARABIA — (3.7%)
Saudi Basic Industries Corp.	3,683,121	75,685,362	0.8%
Saudi National Bank	7,279,260	65,135,874	0.7%
Other Securities		238,713,656	2.2%

TOTAL SAUDI ARABIA		379,534,892	3.7%

SOUTH AFRICA — (2.8%)
Absa Group Ltd.	3,603,572	32,881,273	0.3%
Other Securities		248,601,141	2.5%

TOTAL SOUTH AFRICA		281,482,414	2.8%

SOUTH KOREA — (11.8%)
Hyundai Motor Co.	482,676	60,809,506	0.6%
KB Financial Group, Inc., ADR	1,859,247	70,948,865	0.7%
Kia Corp.	1,118,017	63,873,904	0.7%
LG Electronics, Inc.	538,144	39,921,129	0.4%
POSCO Holdings, Inc., Sponsored ADR	787,409	60,244,662	0.6%
Samsung Electronics Co. Ltd.	3,630,212	180,693,359	1.8%
SK Hynix, Inc.	499,444	43,372,765	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$682,144,373	6.7%

TOTAL SOUTH KOREA		1,202,008,563	11.9%

TAIWAN — (16.6%)
ASE Technology Holding Co. Ltd.	14,047,000	49,178,252	0.5%
Cathay Financial Holding Co. Ltd.	23,968,201	32,526,032	0.3%
China Steel Corp.	50,221,320	37,467,800	0.4%
CTBC Financial Holding Co. Ltd.	76,433,073	57,561,980	0.6%
Fubon Financial Holding Co. Ltd.	29,813,365	55,440,762	0.6%
Hon Hai Precision Industry Co. Ltd.	44,889,192	133,981,382	1.3%
# United Microelectronics Corp.	42,425,681	61,012,968	0.6%
Other Securities		1,261,053,018	12.4%

TOTAL TAIWAN		1,688,222,194	16.7%

THAILAND — (2.1%)
PTT PCL	46,991,800	43,471,582	0.4%
Other Securities		166,872,455	1.7%

TOTAL THAILAND		210,344,037	2.1%

TURKEY — (1.0%)
Other Securities		105,867,189	1.0%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	24,247,455	44,173,615	0.4%
Other Securities		92,472,273	0.9%

TOTAL UNITED ARAB EMIRATES		136,645,888	1.3%

UNITED KINGDOM — (0.1%)
Other Security		12,532,457	0.1%

TOTAL COMMON STOCKS		9,959,278,532	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 10.467%	5,630,679	38,797,994	0.4%
Other Securities		44,621,788	0.4%

TOTAL BRAZIL		83,419,782	0.8%

COLOMBIA — (0.1%)
Other Securities		3,028,452	0.1%

INDIA — (0.0%)
Other Securities		31,477	0.0%

PHILIPPINES — (0.0%)
Other Security		489,494	0.0%

TAIWAN — (0.0%)
Other Security		894,664	0.0%

TOTAL PREFERRED STOCKS		87,863,869	0.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		$20,733	0.0%

KUWAIT — (0.0%)
Other Security		6,324	0.0%

TAIWAN — (0.0%)
Other Securities		60,751	0.0%

THAILAND — (0.0%)
Other Securities		10,410	0.0%

TOTAL RIGHTS/WARRANTS		98,218	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,279,218,045)		10,047,240,619

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	10,694,234	123,700,201	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,920,240)		$10,170,940,820	100.4%

As of October 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/15/23	$31,896,217	$29,874,000	$(2,022,217)
S&P 500® E-Mini Index	204	12/15/23	44,484,376	42,964,950	(1,519,426)

Total Futures Contracts			$76,380,593	$72,838,950	$(3,541,643)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$440,372,660	$1,391,081	—	$441,763,741
Cayman Islands	—	41,872	—	41,872
Chile	—	53,499,957	—	53,499,957
China	147,179,841	2,459,541,479	$10,357,785	2,617,079,105
Colombia	8,134,954	2,085	—	8,137,039
Czech Republic	—	11,383,173	—	11,383,173
Greece	—	45,968,273	—	45,968,273
Hong Kong	—	140,634	1,898	142,532
Hungary	—	22,255,196	—	22,255,196
India	107,198,961	1,708,224,505	1,079,257	1,816,502,723
Indonesia	—	173,319,703	435,966	173,755,669
Kuwait	17,322,319	3,902,073	—	21,224,392

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Malaysia	—	$178,401,444	—		$178,401,444
Mexico	$291,033,142	6,191,165	—		297,224,307
Philippines	—	87,185,615	$676,700		87,862,315
Poland	—	98,607,864	—		98,607,864
Qatar	—	68,791,296	—		68,791,296
Saudi Arabia	615,684	378,919,208	—		379,534,892
South Africa	16,997,651	264,484,763	—		281,482,414
South Korea	168,705,665	1,031,877,679	1,425,219		1,202,008,563
Taiwan	15,135,014	1,672,942,363	144,817		1,688,222,194
Thailand	198,740,181	11,603,856	—		210,344,037
Turkey	—	105,867,189	—		105,867,189
United Arab Emirates	—	136,645,888	—		136,645,888
United Kingdom	12,532,457	—	—		12,532,457
Preferred Stocks
Brazil	83,352,201	67,581	—		83,419,782
Colombia	3,028,452	—	—		3,028,452
India	—	31,477	—		31,477
Philippines	—	489,494	—		489,494
Taiwan	—	894,664	—		894,664
Rights/Warrants
Brazil	—	20,733	—		20,733
Kuwait	—	6,324	—		6,324
Taiwan	—	60,751	—		60,751
Thailand	—	10,410	—		10,410
Securities Lending Collateral	—	123,700,201	—		123,700,201
Futures Contracts**	(3,541,643)	—	—		(3,541,643)

TOTAL	$1,506,807,539	$8,646,469,996	$14,121,642	^	$10,167,399,177

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $371,406 of securities on loan)*	$10,047,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $123,702)	123,700
Segregated Cash for Futures Contracts	3,151
Foreign Currencies at Value	88,976
Cash	46,181
Receivables:
Investment Securities Sold	17,780
Dividends, Interest and Tax Reclaims	7,999
Securities Lending Income	1,011
Futures Margin Variation	78
Unrealized Gain on Foreign Currency Contracts	5

Total Assets	10,336,122

LIABILITIES:
Payables:
Upon Return of Securities Loaned	123,708
Due to Advisor	883
Unrealized Loss on Foreign Currency Contracts	25
Deferred Taxes Payable	79,826
Accrued Expenses and Other Liabilities	1,394

Total Liabilities	205,836

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,130,286

Investment Securities at Cost	$9,279,218

Foreign Currencies at Cost	$90,463

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $57,877)	$468,173
Income from Securities Lending, Net	9,527

Total Investment Income	477,700

Expenses
Investment Management Fees	10,695
Accounting & Transfer Agent Fees	317
Custodian Fees	3,511
Shareholders’ Reports	57
Directors’/Trustees’ Fees & Expenses	80
Professional Fees	332
Other	538

Total Expenses	15,530

Fees Paid Indirectly (Note C)	542

Net Expenses	14,988

Net Investment Income (Loss)	462,712

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,066
Affiliated Investment Companies Shares Sold	36
Futures	6,571
Foreign Currency Transactions	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861
Affiliated Investment Companies Shares	81
Futures	(1,409)
Translation of Foreign Currency-Denominated Amounts	(14)

Net Realized and Unrealized Gain (Loss)	1,096,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,559,509

**	Net of foreign capital gain taxes withheld of $12,151.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$462,712	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	13,066	390,078
Affiliated Investment Companies Shares Sold	36	6
Futures	6,571	(15,965)
Foreign Currency Transactions	(5,395)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861	(3,314,774)
Affiliated Investment Companies Shares	81	(133)
Futures	(1,409)	(2,584)
Translation of Foreign Currency-Denominated Amounts	(14)	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,559,509	(2,379,751)

Transactions in Interest:
Contributions	466,478	611,182
Withdrawals	(1,655,840)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(1,189,362)	(1,329,815)

Total Increase (Decrease) in Net Assets	370,147	(3,709,566)
Net Assets
Beginning of Year	9,760,139	13,469,705

End of Year	$10,130,286	$9,760,139

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Total Return	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Year (thousands)	$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $278 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$542

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$278

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,237,990	$2,035,042

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

Total	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,639,112	$2,377,239	$(1,845,410)	$531,829

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,695

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,542)	$(3,542)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$6,571	$6,571

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(1,409)	$(1,409)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$8,796	$2,505	$(492)

J. Securities Lending:

As of October 31, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$367,466

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$123,708	—	—	—	$123,708

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports, and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since	Vice President and Assistant Secretary of
		2001	• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)

• Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

Vice President of

• Dimensional Advisors Ltd. (since 2016)

• Dimensional Hong Kong Limited (since 2016)

• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of • the DFA Fund Complex

Executive Vice President (since January 2020) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Vice President (since 2020) of

• DFA Australia Limited

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Ireland Limited

• Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

• the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of • the DFA Fund Complex Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

• Lord Abbett & Co. LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Chief Financial Officer (2017 – 2020) and Treasurer (2003 – 2017) of

• Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of • the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) of • all the DFA Entities

Vice President (since 2020) of

• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President (since January 2023) of • Dimensional Holdings Inc. • Dimensional Fund Advisors LP • Dimensional Investments LLC

• DFA Securities LLC

Vice President (since April 2022) of

• Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

• the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020) General Counsel of • all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

• the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) of • the DFA Fund Complex

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex

Vice President of

• Dimensional Holdings Inc. (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Investment LLC (since 2016)

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	80%	—	6%	94%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	80%	—	7%	94%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	35%	91%	—	6%	58%	2%	—
International Small Company Portfolio	72%	—	28%	—	—	100%	—	85%	—	7%	91%	2%	—
Japanese Small Company Portfolio	24%	—	76%	—	—	100%	—	57%	—	6%	58%	—	—
Asia Pacific Small Company Portfolio	42%	—	58%	—	—	100%	—	55%	—	1%	87%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	1%	95%	—	1%	95%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	68%	—	8%	100%	—	—
DFA Global Real Estate Securities Portfolio	26%	—	74%	—	—	100%	—	37%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	84%	—	8%	91%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	75%	—	7%	92%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	100%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	91%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	65%	—	7%	91%	—	—
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
World Core Equity Portfolio	59%	—	41%	—	—	100%	41%	84%	—	5%	67%	2%	—
Selectively Hedged Global Equity Portfolio	63%	—	37%	—	—	100%	36%	78%	—	5%	62%	1%	—

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	92%	—	8%	—	—	100%	—	48%	—	10%	86%	—	—
Emerging Markets Small Cap Portfolio	55%	—	45%	—	—	100%	—	31%	—	11%	71%	—	—
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	56%	—	9%	83%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	43%	—	8%	85%	—	—
Emerging Markets Targeted Value Portfolio	57%	—	43%	—	—	100%	—	34%	—	8%	64%	—	—
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	52%	—	7%	88%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio	100%	—	—	—	—	100%	—	82%	—	6%	93%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

(2)   Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)   U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)   Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)   Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)   Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)   Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

DFA103123-001AI 00293581

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2023: $64,316

Fiscal Year Ended October 31, 2022: $57,378

(b)	Audit-Related Fees

Fees for Registrant         Fiscal Year Ended October 31, 2023: $5,092

Fiscal Year Ended October 31, 2022: $4,641

For fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2023: $235,000

Fiscal Year Ended October 31, 2022: $225,000

For the fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant         Fiscal Year Ended October 31, 2023: $0

Fiscal Year Ended October 31, 2022: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant         Fiscal Year Ended October 31, 2023: $0

Fiscal Year Ended October 31, 2022: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2023 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2023: $2,157,342

Fiscal Year Ended October 31, 2022: $1,647,046

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (4.3%)
*	Allianca Saude e Participacoes SA	10,802	$20,889
*	Anima Holding SA	405,400	209,062
	Atacadao SA	1,115,768	1,985,112
	Banco Bradesco SA, ADR	1,008,174	2,812,806
	Banco Bradesco SA	3,830,236	9,336,758
	Banco do Brasil SA	2,702,352	25,915,351
	Banco Santander Brasil SA	1,048,219	5,596,877
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,815	882,357
*	BRF SA	2,222,385	4,703,297
*	C&A Modas SA	297,100	304,068
	Camil Alimentos SA	637,291	870,915
	Cia Brasileira de Aluminio	178,800	134,763
*	Cia Brasileira de Distribuicao	866,358	622,049
	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	1,730,158
	Cia Siderurgica Nacional SA	2,224,837	5,189,484
*	Cogna Educacao SA	4,847,861	2,307,704
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,704,604	6,082,377
	Dexco SA	1,287,922	1,752,396
	Diagnosticos da America SA	15,700	30,175
*	Embraer SA	2,588,587	9,031,238
*	Embraer SA, Sponsored ADR	170,040	2,370,358
	Empreendimentos Pague Menos SA	94,109	55,998
	Enauta Participacoes SA	633,561	2,190,305
	Eternit SA	140,300	205,925
	Even Construtora e Incorporadora SA	668,356	841,783
	Ez Tec Empreendimentos e Participacoes SA	386,153	1,100,614
*	Gafisa SA	39,777	40,946
	Gafisa SA, ADR	18,331	32,355
	Gerdau SA, Sponsored ADR	4,617,515	20,040,014
	Grupo Casas Bahia SA	9,920,272	885,431
	Grupo De Moda Soma SA	1,189,687	1,248,266
*	Guararapes Confeccoes SA	458,800	430,431
* Ω	Hapvida Participacoes e Investimentos SA	13,879,894	10,158,538
* ††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co. Alimentacao SA, Class A	714,142	225,217
	Iochpe Maxion SA	897,390	2,007,747
*	IRB-Brasil Resseguros SA	207,357	1,673,494
	Jalles Machado SA	93,438	153,081
	JBS SA	3,264,948	12,971,073
	JHSF Participacoes SA	2,062,505	1,754,975
	Lavvi Empreendimentos Imobiliarios SA	170,000	227,937
*	Moura Dubeux Engenharia SA	27,000	54,785
	Movida Participacoes SA	258,069	447,881
	MRV Engenharia e Participacoes SA	1,419,447	2,322,693
*	Multilaser Industrial SA	132,000	46,341
*	Natura & Co. Holding SA	3,325,538	8,409,899
# *	Natura & Co. Holding SA, ADR	49,497	247,485
	Petroleo Brasileiro SA, Sponsored ADR	9,391,055	129,878,291
#	Petroleo Brasileiro SA, Sponsored ADR	3,971,518	59,572,770
	Petroleo Brasileiro SA	11,148,884	83,676,059
	Positivo Tecnologia SA	385,008	478,802
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	54,306
	Romi SA	282,009	641,572
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	297,568
* Ω	Ser Educacional SA	42,900	52,585
	TIM SA	2,352,879	7,079,521
	Trisul SA	403,505	372,152

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tupy SA	388,884	$1,881,268
	Ultrapar Participacoes SA	472,611	1,916,972
	Usinas Siderurgicas de Minas Gerais SA Usiminas	512,648	675,159
	Vale SA	116,849	1,599,168
	Vale SA, Sponsored ADR, Class B	6,867	94,147
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	546,721
	Vibra Energia SA	622,034	2,441,623
	YDUQS Participacoes SA	218,700	769,088
*	Zamp SA	59,200	74,561

TOTAL BRAZIL			441,763,741

CAYMAN ISLANDS — (0.0%)
	Eastech Holding Ltd.	23,000	41,872

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	919,622
	Besalco SA	530,992	231,103
	Camanchaca SA	1,334,309	72,370
	CAP SA	564,938	3,089,707
	Cementos BIO BIO SA	665,307	490,495
	Cencosud SA	4,424,023	7,169,784
	Cia Sud Americana de Vapores SA	46,849,671	2,601,552
	Cristalerias de Chile SA	264,624	866,101
	Empresa Nacional de Telecomunicaciones SA	714,381	2,411,181
	Empresas CMPC SA	4,198,444	7,508,683
	Empresas Copec SA	1,591,396	10,535,451
	Empresas Hites SA	1,783,807	189,406
*	Enel Americas SA	31,194,929	3,207,188
	Falabella SA	1,358,030	2,766,417
	Grupo Security SA	4,213,159	965,363
	Inversiones Aguas Metropolitanas SA	2,219,249	1,587,203
	Masisa SA	9,452,384	186,818
	PAZ Corp. SA	1,562,812	832,431
	Ripley Corp. SA	575,325	96,471
	Salfacorp SA	2,712,464	1,084,400
	Sigdo Koppers SA	187,924	245,754
	SMU SA	2,906,860	503,620
	Sociedad Matriz SAAM SA	44,535,462	4,763,457
	Socovesa SA	3,702,080	372,219
	SONDA SA	233,491	92,623
	Vina Concha y Toro SA	636,185	710,538

TOTAL CHILE			53,499,957

CHINA — (25.7%)
*	360 Security Technology, Inc., Class A	484,433	595,235
	361 Degrees International Ltd.	4,980,000	2,424,281
Ω	3SBio, Inc.	5,535,500	4,924,613
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	362,542
* ††	A Metaverse Co.	270,000	1,001
#	AAC Technologies Holdings, Inc.	3,635,500	6,544,030
	ADAMA Ltd., Class A	191,800	194,575
	Addsino Co. Ltd., Class A	533,100	619,378
	Advanced Technology & Materials Co. Ltd., Class A	308,500	399,910
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	693,515
	AECC Aviation Power Co. Ltd., Class A	267,307	1,292,537
	Aerospace Hi-Tech Holdings Group Ltd., Class A	348,523	461,521
# *	Agile Group Holdings Ltd.	6,776,999	649,410

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	93,468,000	$34,523,002
	Aisino Corp., Class A	596,467	904,859
	Ajisen China Holdings Ltd.	3,383,000	357,619
*	Alibaba Group Holding Ltd.	12,917,900	132,990,722
# *	Alibaba Pictures Group Ltd.	41,200,000	2,632,383
* Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,395,137
	Allmed Medical Products Co. Ltd., Class A	87,600	121,848
	Aluminum Corp. of China Ltd., Class H	18,350,000	9,815,975
	Angang Steel Co. Ltd., Class H	8,213,632	1,805,816
	Anhui Conch Cement Co. Ltd., Class H	4,681,500	11,650,822
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	375,474
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	592,660
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	639,708
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	195,291
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	290,044
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	595,438
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	635,478
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	314,939
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	33,957
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	414,515
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	781,994
*	Anton Oilfield Services Group	15,688,000	974,403
*	Aoshikang Technology Co. Ltd., Class A	95,600	410,065
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	330,894
	APT Satellite Holdings Ltd.	154,000	43,134
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	208,277	811,916
	Asia Cement China Holdings Corp.	2,825,500	875,872
Ω	AsiaInfo Technologies Ltd.	632,000	653,635
	Avary Holding Shenzhen Co. Ltd., Class A	697,181	2,042,943
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	930,259
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,877,767
Ω	BAIC Motor Corp. Ltd., Class H	9,775,500	2,852,878
*	Baidu, Inc., Sponsored ADR	624,224	65,543,520
Ω	BAIOO Family Interactive Ltd.	1,124,000	35,952
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,054,422
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,379,789
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,318,984
	Bank of China Ltd., Class H	287,427,817	100,408,607
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,575,871
	Bank of Communications Co. Ltd., Class H	27,933,574	16,522,868
	Bank of Guiyang Co. Ltd., Class A	1,238,651	882,141
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	2,709,472
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	4,927,940
	Bank of Nanjing Co. Ltd., Class A	3,569,531	3,825,768
	Bank of Ningbo Co. Ltd., Class A	2,278,081	7,779,666
	Bank of Shanghai Co. Ltd., Class A	3,354,147	2,783,277
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,104,698
*	Bank of Tianjin Co. Ltd., Class H	29,000	6,440
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	487,143	54,189
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,364,540
*	Baoye Group Co. Ltd., Class H	1,561,120	780,866
*	Baozun, Inc., Class A	47,900	47,057
	BBMG Corp., Class H	12,954,000	1,276,446
	Befar Group Co. Ltd., Class A	254,600	157,310
	Beibuwan Port Co. Ltd., Class A	312,900	316,169
	Beijing Capital Development Co. Ltd., Class A	389,880	198,098
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,206,989
*	Beijing Capital International Airport Co. Ltd., Class H	9,724,000	3,581,713
	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	729,985

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	$1,044,440
	Beijing Energy International Holding Co. Ltd.	4,182,000	107,998
	Beijing Enlight Media Co. Ltd., Class A	387,100	413,937
	Beijing Enterprises Holdings Ltd.	2,882,000	9,602,420
	Beijing Enterprises Water Group Ltd.	17,994,000	3,796,827
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	493,284
*	Beijing Health Holdings Ltd.	3,048,000	30,637
*	Beijing Hezong Science & Technology Co. Ltd., Class A	208,000	116,729
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	553,362
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,013,000	639,836
	Beijing New Building Materials PLC, Class A	465,110	1,555,063
*	Beijing North Star Co. Ltd., Class H	5,166,000	521,887
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	57,400	81,784
	Beijing Originwater Technology Co. Ltd., Class A	753,163	520,902
	Beijing Shougang Co. Ltd., Class A	1,194,166	632,942
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	285,795
*	Beijing Sinnet Technology Co. Ltd., Class A	241,828	335,788
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	158,209
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	117,436
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	790,553
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	396,102	562,222
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,444,027
*	Bengang Steel Plates Co. Ltd., Class A	746,400	395,860
	Best Pacific International Holdings Ltd., Class H	396,000	51,624
	Bestsun Energy Co. Ltd., Class A	173,200	100,115
	BGI Genomics Co. Ltd., Class A	117,100	787,820
	Black Peony Group Co. Ltd., Class A	151,800	120,609
Ω	BOC Aviation Ltd.	292,500	1,798,899
	BOC International China Co. Ltd., Class A	442,600	659,603
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,299,299
	BOE Varitronix Ltd.	240,000	204,116
*	Bohai Leasing Co. Ltd., Class A	2,291,900	749,084
	Bright Dairy & Food Co. Ltd., Class A	630,905	814,174
	Bright Real Estate Group Co. Ltd., Class A	171,200	52,188
††	Brilliance China Automotive Holdings Ltd.	16,650,000	7,654,574
*	BTG Hotels Group Co. Ltd., Class A	286,313	653,629
	BYD Electronic International Co. Ltd.	2,284,000	9,534,586
	C C Land Holdings Ltd.	15,072,429	2,427,398
	C&D International Investment Group Ltd.	741,698	1,668,649
	Cabbeen Fashion Ltd.	859,000	54,960
	Caitong Securities Co. Ltd., Class A	997,510	1,082,874
	Camel Group Co. Ltd., Class A	362,820	408,464
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	254,894
	Canmax Technologies Co. Ltd., Class A	254,416	946,195
	Capital Environment Holdings Ltd.	12,116,000	173,364
	Carrianna Group Holdings Co. Ltd.	3,478,391	139,912
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,027,761
	CECEP Wind-Power Corp., Class A	2,054,970	890,631
	Central China Management Co. Ltd.	7,334,350	327,725
	Central China New Life Ltd.	110,000	30,392
*	Central China Real Estate Ltd.	1,409,836	16,329
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,691,139
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	248,007
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	220,547
	Changjiang Securities Co. Ltd., Class A	1,260,190	980,110
	Chaowei Power Holdings Ltd.	3,239,000	538,244
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	340,031

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	$201,704
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	386,212
*	Chengtun Mining Group Co. Ltd., Class A	50,764	31,599
	Chenguang Biotech Group Co. Ltd., Class A	40,200	74,285
	Chengxin Lithium Group Co. Ltd., Class A	270,700	869,364
	Chengzhi Co. Ltd., Class A	306,611	351,041
	China Aerospace International Holdings Ltd.	12,534,000	536,534
	China Aircraft Leasing Group Holdings Ltd.	896,000	409,923
	China BlueChemical Ltd., Class H	9,122,878	2,134,927
# * Ω	China Bohai Bank Co. Ltd., Class H	957,000	140,639
# *	China Boton Group Co. Ltd.	262,000	39,104
	China CAMC Engineering Co. Ltd., Class A	439,100	527,548
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	3,409,628
	China CITIC Bank Corp. Ltd., Class H	33,541,112	14,962,960
	China Coal Energy Co. Ltd., Class H	10,805,000	8,486,965
	China Communications Services Corp. Ltd., Class H	13,261,071	5,424,125
# *	China Conch Environment Protection Holdings Ltd.	784,000	192,851
#	China Conch Venture Holdings Ltd.	5,507,000	4,560,750
	China Construction Bank Corp., Class H	393,120,101	222,332,181
	China CSSC Holdings Ltd., Class A	375,700	1,329,252
	China Design Group Co. Ltd., Class A	48,100	50,339
# * ††	China Dili Group	4,137,899	65,464
	China Dongxiang Group Co. Ltd.	4,834,000	160,873
	China Education Group Holdings Ltd.	550,000	456,922
	China Electronics Huada Technology Co. Ltd.	160,000	26,035
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	139,202
	China Energy Engineering Corp. Ltd., Class A	6,490,514	1,934,331
	China Energy Engineering Corp. Ltd., Class H	3,658,000	397,887
	China Everbright Bank Co. Ltd., Class H	12,961,000	3,697,080
# Ω	China Everbright Greentech Ltd	3,443,000	348,206
	China Everbright Ltd.	5,485,869	3,263,572
Ω	China Feihe Ltd.	3,880,000	2,410,923
*	China Financial Services Holdings Ltd.	94,200	3,236
	China Foods Ltd.	2,550,000	883,052
	China Galaxy Securities Co. Ltd., Class H	12,507,000	6,401,187
	China Gas Holdings Ltd.	12,467,800	11,208,631
	China Glass Holdings Ltd.	4,496,000	431,625
	China Gold International Resources Corp. Ltd.	334,500	1,419,388
	China Great Wall Securities Co. Ltd., Class A	427,300	488,129
	China Greatwall Technology Group Co. Ltd., Class A	353,300	530,902
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	676,607
	China Hanking Holdings Ltd.	911,000	82,578
	China Harmony Auto Holding Ltd.	4,980,500	433,068
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	231,257
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,942,000	454,220
#	China Hongqiao Group Ltd.	11,456,000	10,725,261
# *†† Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	1,477,318
††	China Huiyuan Juice Group Ltd.	4,182,433	187,388
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	2,448,407
#	China Isotope & Radiation Corp.	8,000	12,858
#	China Jinmao Holdings Group Ltd.	33,417,750	4,098,914
	China Jushi Co. Ltd., Class A	1,384,441	2,191,039
	China Kepei Education Group Ltd.	1,630,000	429,516
	China Lesso Group Holdings Ltd.	6,345,000	3,407,090
	China Lilang Ltd.	1,796,000	868,044
*	China Longevity Group Co. Ltd.	1,152,649	37,856
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	63,547
	China Medical System Holdings Ltd.	3,628,000	5,801,525
	China Meheco Co. Ltd., Class A	425,320	694,997

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Meidong Auto Holdings Ltd.	352,000	$188,774
	China Merchants Bank Co. Ltd., Class H	15,854,500	60,140,735
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	521,565
	China Merchants Land Ltd.	11,372,000	458,422
	China Merchants Port Holdings Co. Ltd.	7,044,291	8,966,915
	China Merchants Property Operation & Service Co. Ltd., Class A	175,700	320,607
Ω	China Merchants Securities Co. Ltd., Class H	573,220	474,331
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	2,097,397
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,282,975
	China Modern Dairy Holdings Ltd.	10,563,000	1,080,677
	China National Accord Medicines Corp. Ltd., Class A	209,307	823,878
	China National Building Material Co. Ltd., Class H	20,975,250	9,984,122
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,453,420
	China National Medicines Corp. Ltd., Class A	258,300	1,016,387
	China National Nuclear Power Co. Ltd., Class A	6,406,843	6,498,756
Ω	China New Higher Education Group Ltd.	2,511,000	626,903
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	600,500	374,242
	China Nonferrous Mining Corp. Ltd.	741,000	449,315
*	China Oil & Gas Group Ltd.	18,900,000	592,468
	China Oilfield Services Ltd., Class H	6,294,000	7,441,520
	China Oriental Group Co. Ltd.	6,382,000	980,973
	China Overseas Grand Oceans Group Ltd.	10,946,742	3,731,447
	China Overseas Land & Investment Ltd.	12,609,000	23,794,553
	China Pacific Insurance Group Co. Ltd., Class H	7,156,200	17,628,355
	China Petroleum & Chemical Corp., Class H	95,493,575	48,839,016
	China Railway Group Ltd., Class H	15,465,000	7,298,923
Ω	China Railway Signal & Communication Corp. Ltd., Class H	6,029,000	1,888,055
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	251,786
*	China Rare Earth Holdings Ltd.	3,822,600	175,901
	China Reinsurance Group Corp., Class H	24,824,000	1,397,507
# * †† Ω	China Renaissance Holdings Ltd.	192,200	67,053
#	China Resources Cement Holdings Ltd.	13,460,000	3,460,952
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	814,246
	China Resources Gas Group Ltd.	2,786,200	8,236,351
#	China Resources Land Ltd.	15,272,000	57,164,716
	China Resources Medical Holdings Co. Ltd.	4,937,000	2,911,733
Ω	China Resources Pharmaceutical Group Ltd.	8,926,500	5,545,107
#	China Risun Group Ltd.	2,704,000	1,105,570
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	545,422
# *	China SCE Group Holdings Ltd.	6,432,000	143,022
# Ω	China Shengmu Organic Milk Ltd.	729,000	27,927
	China Shenhua Energy Co. Ltd., Class H	14,249,500	43,674,296
	China Shineway Pharmaceutical Group Ltd.	1,750,000	1,552,018
# *	China Shuifa Singyes Energy Holdings Ltd.	926,000	47,330
*	China Silver Group Ltd.	8,162,000	196,948
#	China South City Holdings Ltd.	26,638,000	1,413,093
	China South Publishing & Media Group Co. Ltd., Class A	602,000	931,346
	China Starch Holdings Ltd.	13,595,000	234,909
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	9,557,524
	China State Construction International Holdings Ltd.	648,000	694,098
*	China Sunshine Paper Holdings Co. Ltd.	2,001,000	650,126
	China Taiping Insurance Holdings Co. Ltd.	8,050,600	7,436,952
*	China Tianrui Group Cement Co. Ltd., Class C	45,000	33,529
*	China Tianying, Inc., Class A	948,700	766,914
Ω	China Tower Corp. Ltd., Class H	167,822,000	15,649,518
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	7,615,879

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China TransInfo Technology Co. Ltd., Class A	178,482	$281,304
	China Travel International Investment Hong Kong Ltd.	13,015,631	2,315,446
	China Tungsten & Hightech Materials Co. Ltd., Class A	393,552	479,263
	China Vanke Co. Ltd., Class H	7,556,105	7,069,158
	China West Construction Group Co. Ltd., Class A	394,200	363,064
Ω	China Xinhua Education Group Ltd.	294,000	22,486
	China XLX Fertiliser Ltd.	2,216,000	963,727
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	1,944,838
# * Ω	China Yuhua Education Corp. Ltd.	470,000	36,078
#	China Zheshang Bank Co. Ltd., Class H	1,029,800	255,391
	China Zhongwang Holdings Ltd.	13,622,954	548,383
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	108,262
	Chinasoft International Ltd.	7,386,000	5,358,670
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	563,991
	Chongqing Changan Automobile Co. Ltd., Class A	2,578,342	5,335,763
	Chongqing Department Store Co. Ltd., Class A	140,984	520,734
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	81,611
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	71,954
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,077,000	4,950,705
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	578,197
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	369,732
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	374,683
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	53,888
	CIFI Ever Sunshine Services Group Ltd.	698,000	115,117
	CIMC Enric Holdings Ltd.	3,668,000	3,113,012
Ω	CIMC Vehicles Group Co. Ltd., Class H	37,500	27,218
	Cinda Real Estate Co. Ltd., Class A	783,100	417,339
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	315,411
	CITIC Ltd.	17,848,483	15,170,103
	CITIC Resources Holdings Ltd.	15,150,000	629,647
	CITIC Securities Co. Ltd., Class H	5,156,825	10,034,444
	City Development Environment Co. Ltd., Class A	50,400	75,773
*	Citychamp Watch & Jewellery Group Ltd.	476,000	74,686
*	CMGE Technology Group Ltd.	74,000	12,413
	CMOC Group Ltd., Class H	3,837,000	2,288,428
	CMST Development Co. Ltd., Class A	759,700	530,974
*	CNFinance Holdings Ltd., ADR	5,312	13,333
	CNGR Advanced Material Co. Ltd., Class A	19,600	145,796
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	465,248
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	883,161
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	641,207
	COFCO Biotechnology Co. Ltd., Class A	629,700	587,226
*	COFCO Joycome Foods Ltd.	2,398,000	558,120
	Comba Telecom Systems Holdings Ltd.	634,000	72,097
	Concord New Energy Group Ltd.	35,720,000	2,925,085
	Consun Pharmaceutical Group Ltd.	2,094,000	1,231,652
*	Coolpad Group Ltd.	13,182,079	97,736
	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,454,227
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,418,013
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	14,246,148
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,330,388
	COSCO SHIPPING Ports Ltd.	9,744,389	5,878,709
	CPMC Holdings Ltd.	4,066,000	3,119,053
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	356,783
# *	Crazy Sports Group Ltd.	8,236,000	113,738
	CRRC Corp. Ltd., Class H	1,377,000	573,691
	CSG Holding Co. Ltd., Class A	632,849	467,822
	CSSC Hong Kong Shipping Co. Ltd.	916,000	161,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	433,870	$429,516
	Daan Gene Co. Ltd., Class A	484,033	644,941
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	387,269
	Daqin Railway Co. Ltd., Class A	6,249,361	6,159,369
	Dashang Co. Ltd., Class A	178,708	418,330
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	98,141
	Dazhong Transportation Group Co. Ltd., Class A	359,539	149,896
	Dazzle Fashion Co. Ltd., Class A	16,100	30,947
	DBG Technology Co. Ltd., Class A	298,278	1,242,468
	DHC Software Co. Ltd., Class A	820,400	706,934
	Dian Diagnostics Group Co. Ltd., Class A	158,900	499,672
	Digital China Group Co. Ltd., Class A	90,100	383,543
	Digital China Holdings Ltd.	3,497,000	959,745
	Digital China Information Service Group Co. Ltd., Class A	316,700	528,338
	Dong-E-E-Jiao Co. Ltd., Class A	124,013	786,711
	Dongfang Electric Corp. Ltd., Class H	973,200	933,695
	Dongfeng Motor Group Co. Ltd., Class H	12,524,000	5,513,367
	Dongguan Aohai Technology Co. Ltd., Class A	5,400	28,276
	Dongguan Development Holdings Co. Ltd., Class A	308,200	380,181
	Dongxing Securities Co. Ltd., Class A	763,900	835,380
	Dongyue Group Ltd.	6,472,000	5,155,265
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	189,293
	E-Commodities Holdings Ltd.	5,880,000	1,015,451
	Edvantage Group Holdings Ltd.	351,596	110,478
	EIT Environmental Development Group Co. Ltd., Class A	840	1,729
	Elion Energy Co. Ltd., Class A	807,498	302,556
	ENN Natural Gas Co. Ltd., Class A	219,900	518,961
	Era Co. Ltd., Class A	302,300	219,389
	Essex Bio-technology Ltd.	207,000	74,022
	Eternal Asia Supply Chain Management Ltd., Class A	363,800	217,875
#	EVA Precision Industrial Holdings Ltd.	4,192,000	418,215
*	Everbright Jiabao Co. Ltd., Class A	332,766	123,628
# Ω	Everbright Securities Co. Ltd., Class H	727,200	493,920
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	738,463
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	501,354
#	Far East Horizon Ltd.	7,898,000	5,557,321
*	FAW Jiefang Group Co. Ltd., Class A	724,752	913,218
	FAWER Automotive Parts Co. Ltd., Class A	470,012	338,048
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	312,178	767,291
*	FIH Mobile Ltd.	4,468,000	331,628
	Financial Street Holdings Co. Ltd., Class A	299,830	168,717
	FinVolution Group, ADR	239,660	1,133,592
	First Capital Securities Co. Ltd., Class A	539,800	431,667
	Fosun International Ltd.	9,712,683	5,819,261
	Founder Securities Co. Ltd., Class A	1,689,907	1,751,425
	Foxconn Industrial Internet Co. Ltd., Class A	1,612,993	3,249,910
	Fu Shou Yuan International Group Ltd.	2,126,000	1,427,321
#	Fufeng Group Ltd.	8,982,000	4,665,002
	Fujian Funeng Co. Ltd., Class A	644,857	755,006
	Fujian Star-net Communication Co. Ltd., Class A	188,271	465,071
	Fujian Sunner Development Co. Ltd., Class A	371,798	914,435
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	380,477
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	399,457
	GCL Energy Technology Co. Ltd., Class A	367,800	584,690
	GCL Technology Holdings Ltd.	28,393,000	4,181,366
*	GDS Holdings Ltd., Class A	1,723,600	2,195,767
	Geely Automobile Holdings Ltd.	23,097,000	26,222,596
	GEM Co. Ltd., Class A	1,341,600	1,074,996
	Gemdale Corp., Class A	1,042,554	735,725

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Gemdale Properties & Investment Corp. Ltd.	33,144,000	$981,895
Ω	Genertec Universal Medical Group Co. Ltd.	5,172,500	2,626,544
	GF Securities Co. Ltd., Class H	2,865,000	3,730,120
	Giant Network Group Co. Ltd., Class A	283,200	457,261
*	Glorious Property Holdings Ltd.	11,363,000	14,408
*	Glory Health Industry Ltd.	2,648,000	26,529
	GoerTek, Inc., Class A	826,631	2,040,760
	Goldcard Smart Group Co. Ltd., Class A	156,680	264,560
	GoldenHome Living Co. Ltd., Class A	68,570	244,817
	Goldenmax International Group Ltd., Class A	263,500	349,338
	Goldlion Holdings Ltd.	1,887,000	246,545
	Goldpac Group Ltd.	1,296,000	231,929
	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,399,883
*	Gotion High-tech Co. Ltd., Class A	307,483	957,251
*	Grand Baoxin Auto Group Ltd.	5,086,500	125,401
	Grand Pharmaceutical Group Ltd., Class L	3,642,500	1,958,100
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	429,827
*	Greattown Holdings Ltd., Class A	299,300	130,936
*	Greatview Aseptic Packaging Co. Ltd.	2,172,000	553,114
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	4,570,825
*	Greenland Hong Kong Holdings Ltd.	7,597,575	247,827
	Greentown China Holdings Ltd.	4,946,591	4,798,889
	Greentown Service Group Co. Ltd.	592,000	230,896
	GRG Banking Equipment Co. Ltd., Class A	289,500	461,970
	Guangdong Advertising Group Co. Ltd., Class A	394,637	272,785
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	378,740
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	240,879
	Guangdong HEC Technology Holding Co. Ltd., Class A	965,600	939,277
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	150,035
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	313,509
*	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	148,290
	Guangdong South New Media Co. Ltd., Class A	29,400	145,989
	Guangdong Tapai Group Co. Ltd., Class A	353,173	364,035
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	586,841
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	306,860
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,295,686
*	Guangshen Railway Co. Ltd., Class H	1,216,000	217,477
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	401,665
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	433,315
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	4,230,535
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,300	39,520
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	648,000	1,723,878
	Guangzhou Haige Communications Group, Inc. Co., Class A	224,400	356,346
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	121,320
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	765,219
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	218,300	253,755
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	793,317
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	376,060
	Guosen Securities Co. Ltd., Class A	1,426,327	1,873,496
*	Guosheng Financial Holding, Inc., Class A	257,924	350,264
Ω	Guotai Junan Securities Co. Ltd., Class H	1,397,800	1,560,119
	Guoyuan Securities Co. Ltd., Class A	915,650	866,531
	Haier Smart Home Co. Ltd., Class A	1,220,096	3,707,053
*	Hainan Meilan International Airport Co. Ltd., Class H	119,000	96,504
	Haitian International Holdings Ltd.	1,575,000	3,757,291
	Haitong Securities Co. Ltd., Class H	9,292,800	5,335,793
	Hang Zhou Great Star Industrial Co. Ltd., Class A	329,000	891,344
	Hangcha Group Co. Ltd., Class A	207,500	623,895
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	330,934

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	$821,079
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	11,420
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	473,230
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,353,882
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	48,804
	Harbin Electric Co. Ltd., Class H	3,817,474	1,098,080
	HBIS Resources Co. Ltd., Class A	162,900	364,536
	Health & Happiness H&H International Holdings Ltd.	594,000	671,571
*	Hebei Construction Group Corp. Ltd., Class H	322,500	29,264
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	179,676
	Hello Group, Inc., Sponsored ADR	186,735	1,322,084
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	526,370
	Henan Shenhuo Coal & Power Co. Ltd., Class A	570,300	1,281,955
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	402,479
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	259,116
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	296,815
	Hengan International Group Co. Ltd.	2,720,500	9,111,764
*	Hengdeli Holdings Ltd.	14,156,000	253,183
*	Hengli Petrochemical Co. Ltd., Class A	1,657,374	3,320,151
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,179,180
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	900,116
	Hesteel Co. Ltd., Class A	3,844,300	1,176,974
	Hexing Electrical Co. Ltd., Class A	202,190	627,532
*	Hi Sun Technology China Ltd.	9,864,000	642,801
*	Hongda Xingye Co. Ltd., Class A	216,456	40,912
*	Honghua Group Ltd.	15,729,000	237,477
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	81,911
* Ω	Honworld Group Ltd.	1,002,500	62,613
#* Ω	Hope Education Group Co. Ltd.	6,644,000	391,350
*	Hopson Development Holdings Ltd.	6,102,462	3,573,196
* Ω	Hua Hong Semiconductor Ltd.	2,386,000	5,874,529
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	238,031
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,578,947
*	Huafu Fashion Co. Ltd., Class A	458,898	224,630
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,716,983
	Huapont Life Sciences Co. Ltd., Class A	604,400	401,560
Ω	Huatai Securities Co. Ltd., Class H	4,600,200	6,022,591
	Huaxi Securities Co. Ltd., Class A	598,255	648,212
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,263,997
	Huaxin Cement Co. Ltd., Class A	624,228	1,271,328
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,775,128
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,049,528
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,091,431
	Huishang Bank Corp. Ltd., Class H	1,603,900	483,858
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	654,430
	Hunan Aihua Group Co. Ltd., Class A	97,600	305,293
	Hunan Gold Corp. Ltd., Class A	391,600	624,236
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	2,069,882
	Hunan Zhongke Electric Co. Ltd., Class A	203,000	296,395
*	Hytera Communications Corp. Ltd., Class A	591,700	509,357
*	IBO Technology Co. Ltd.	12,000	237
* Ω	iDreamSky Technology Holdings Ltd.	286,000	93,035
Ω	IMAX China Holding, Inc.	76,600	70,627
	Industrial & Commercial Bank of China Ltd., Class H	225,953,996	108,287,209
	Industrial Bank Co. Ltd., Class A	7,237,953	14,923,943
	Industrial Securities Co. Ltd., Class A	2,239,692	1,910,910
	Infore Environment Technology Group Co. Ltd., Class A	701,856	468,151
# Ω	Ingdan, Inc.	1,339,000	213,386
*	Inkeverse Group Ltd.	1,693,000	151,885

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	$1,840,778
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	1,533,466
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	432,528
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,827,969
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	702,779
	Inspur Digital Enterprise Technology Ltd.	224,000	58,483
	Intco Medical Technology Co. Ltd., Class A	214,573	647,418
	Intron Technology Holdings Ltd.	182,000	66,111
	JCET Group Co. Ltd., Class A	687,546	2,901,566
	JD.com, Inc., Class A	736,400	9,361,969
	JH Educational Technology, Inc.	104,000	12,026
	Jiangling Motors Corp. Ltd., Class A	245,529	546,684
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	13,243	95,745
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	925,793
	Jiangsu Eastern Shenghong Co. Ltd., Class A	838,957	1,220,431
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	584,583
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	55,400	73,474
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	539,200
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	292,594
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	624,835
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	460,561	666,734
	Jiangsu Shagang Co. Ltd., Class A	629,500	345,907
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	435,432
	Jiangsu Sopo Chemical Co., Class A	78,029	78,569
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	565,471
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,685,939
	Jiangxi Copper Co. Ltd., Class H	3,769,000	5,329,198
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	229,082
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	219,559
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	629,925
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	12,253
#	Jinchuan Group International Resources Co. Ltd.	1,833,000	111,612
	Jinmao Property Services Co. Ltd.	458,891	124,788
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,080,956
	Jinneng Science&Technology Co. Ltd., Class A	386,533	435,330
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,123,504
	JNBY Design Ltd.	384,000	467,789
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	771,916	1,250,926
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,220,251	1,187,448
	Joy City Property Ltd.	20,316,000	641,337
	Joyoung Co. Ltd., Class A	79,500	145,088
	JSTI Group, Class A	398,875	303,837
	Ju Teng International Holdings Ltd.	5,890,249	846,576
*	Jutal Offshore Oil Services Ltd.	590,000	36,877
*	Kaiser China Cultural Co. Ltd., Class A	41,200	25,577
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	112,503
*	Kasen International Holdings Ltd.	2,592,000	83,538
*	Keeson Technology Corp. Ltd., Class A	14,200	21,769
	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	322,954
	Kinetic Development Group Ltd.	296,000	17,786
	Kingboard Holdings Ltd.	3,880,345	9,449,705
#	Kingboard Laminates Holdings Ltd.	4,735,500	4,440,910
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	632,605
	Kingsoft Corp. Ltd.	880,800	3,073,532
	KPC Pharmaceuticals, Inc., Class A	182,100	531,458
	Kunlun Energy Co. Ltd.	19,424,000	16,182,202
*	KWG Group Holdings Ltd.	1,701,000	163,317
# *	KWG Living Group Holdings Ltd.	5,782,250	350,538

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	95,454	$812,263
	LB Group Co. Ltd., Class A	889,133	2,262,877
	Lee & Man Chemical Co. Ltd.	254,000	99,975
	Lee & Man Paper Manufacturing Ltd.	7,436,000	2,117,842
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	161,907
Ω	Legend Holdings Corp., Class H	2,595,200	2,314,115
	Lenovo Group Ltd.	3,030,000	3,526,106
	Lens Technology Co. Ltd., Class A	1,553,261	2,774,791
*	Leo Group Co. Ltd., Class A	2,336,500	705,760
	Lepu Medical Technology Beijing Co. Ltd., Class A	111,600	262,804
	LexinFintech Holdings Ltd., ADR	224,980	410,588
	Leyard Optoelectronic Co. Ltd., Class A	669,100	561,172
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	298,056
*	Liao Ning Oxiranchem, Inc., Class A	167,700	163,096
	Liaoning Cheng Da Co. Ltd., Class A	400,300	669,687
	Lier Chemical Co. Ltd., Class A	264,760	436,427
*	Lingbao Gold Group Co. Ltd., Class H	132,000	20,303
	Lingyi iTech Guangdong Co., Class A	1,546,165	1,285,196
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	132,869
	Livzon Pharmaceutical Group, Inc., Class H	285,500	844,339
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	282,116
*	Long Yuan Construction Group Co. Ltd., Class A	367,100	221,334
Ω	Longfor Group Holdings Ltd.	8,453,000	12,305,540
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	68,169
	Lonking Holdings Ltd.	11,218,000	1,732,964
	Luenmei Quantum Co. Ltd., Class A	658,903	529,638
	Luoniushan Co. Ltd., Class A	661,991	526,550
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,061,058
#* Ω	Luye Pharma Group Ltd.	8,612,500	4,172,815
*	LVGEM China Real Estate Investment Co. Ltd.	94,000	10,538
#	Maanshan Iron & Steel Co. Ltd., Class H	1,895,775	312,639
	Maccura Biotechnology Co. Ltd., Class A	183,900	395,452
	Mango Excellent Media Co. Ltd., Class A	327,194	1,130,927
* Ω	Maoyan Entertainment	851,400	1,023,066
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	349,402
	Metallurgical Corp. of China Ltd., Class H	13,278,000	2,632,976
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	213,410
Ω	Midea Real Estate Holding Ltd.	562,600	384,880
	Min Xin Holdings Ltd.	708,418	255,939
	Ming Yang Smart Energy Group Ltd., Class A	767,500	1,467,143
*	Mingfa Group International Co. Ltd.	608,000	14,097
*	Minmetals Land Ltd.	9,789,205	387,280
Ω	Minsheng Education Group Co. Ltd.	1,078,000	32,902
	Minth Group Ltd.	2,852,000	6,366,309
	MLS Co. Ltd., Class A	513,262	651,112
*	MMG Ltd.	12,944,000	3,816,969
	MYS Group Co. Ltd., Class A	393,300	189,349
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	849,173
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	440,377
*	NavInfo Co. Ltd., Class A	404,200	552,847
	NetDragon Websoft Holdings Ltd.	1,115,500	1,982,040
	New China Life Insurance Co. Ltd., Class H	2,965,200	6,504,638
*	New Hope Liuhe Co. Ltd., Class A	748,864	1,039,196
*	New World Department Store China Ltd.	2,778,000	177,464
	Newland Digital Technology Co. Ltd., Class A	240,160	561,675
	Nexteer Automotive Group Ltd.	4,938,000	2,380,471
	Nine Dragons Paper Holdings Ltd.	8,986,000	5,115,543
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	646,801
	Ningbo Joyson Electronic Corp., Class A	370,841	956,230

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	329,600	$735,862
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	640,095
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	947,204
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	51,202
	Noah Holdings Ltd., Sponsored ADR	26,604	304,350
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	427,507
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	338,929
	Northeast Securities Co. Ltd., Class A	583,400	601,132
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,010,666
	Opple Lighting Co. Ltd., Class A	42,600	113,682
	ORG Technology Co. Ltd., Class A	823,720	503,388
	Orient Overseas International Ltd.	267,500	3,373,119
Ω	Orient Securities Co. Ltd., Class H	2,368,000	1,103,199
*	Oriental Energy Co. Ltd., Class A	546,180	785,839
	Oriental Pearl Group Co. Ltd., Class A	912,860	921,416
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	156,504
	PAX Global Technology Ltd.	4,285,000	2,957,741
	People’s Insurance Co. Group of China Ltd. , Class H	21,836,000	7,204,991
	PetroChina Co. Ltd., Class H	105,708,000	68,997,223
	PhiChem Corp., Class A	155,300	376,189
	PICC Property & Casualty Co. Ltd., Class H	24,635,000	28,132,063
	Ping An Bank Co. Ltd., Class A	6,675,613	9,547,979
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	130,088,697
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,299,878
*	Poly Culture Group Co. Ltd., Class H	402,000	443,200
	Poly Property Group Co. Ltd.	10,173,870	2,093,940
Ω	Postal Savings Bank of China Co. Ltd., Class H	29,907,000	13,650,418
	Pou Sheng International Holdings Ltd.	9,206,000	787,710
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,949,346
#	Prinx Chengshan Holdings Ltd.	214,000	178,300
	PW Medtech Group Ltd.	1,439,000	137,661
# *	Q Technology Group Co. Ltd.	2,050,000	1,036,377
	Qifu Technology, Inc., ADR	188,279	2,784,646
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	283,892
	Qingdao Gon Technology Co. Ltd., Class A	36,435	104,811
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	586,472
Ω	Qingdao Port International Co. Ltd., Class H	643,000	321,208
*	Qingdao Rural Commercial Bank Corp., Class A	1,513,500	560,788
*	Qingdao Sentury Tire Co. Ltd., Class A	178,100	740,851
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	434,334
*	Qingling Motors Co. Ltd., Class H	5,326,000	381,765
	Qinhuangdao Port Co. Ltd., Class H	845,000	139,417
*	Qudian, Inc., Sponsored ADR	319,605	536,936
# *	Radiance Holdings Group Co. Ltd.	783,000	325,143
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	367,626
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,908,097	602,232
#*††Ω	Redco Properties Group Ltd.	3,306,000	422,479
	Renhe Pharmacy Co. Ltd., Class A	672,100	634,794
	Rianlon Corp., Class A	22,300	96,459
	Risen Energy Co. Ltd., Class A	19,600	47,592
	Riyue Heavy Industry Co. Ltd., Class A	195,809	376,756
	Rongan Property Co. Ltd., Class A	1,161,156	441,149
	Rongsheng Petrochemical Co. Ltd., Class A	1,743,936	2,716,142
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,880,033
	Sailun Group Co. Ltd., Class A	569,900	875,059
	Sanan Optoelectronics Co. Ltd., Class A	290,000	590,216
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	637,675
	Sansure Biotech, Inc., Class A	190,429	435,486
	Sany Heavy Equipment International Holdings Co. Ltd.	753,000	989,153

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	$3,231,275
*	Satellite Chemical Co. Ltd., Class A	892,331	1,983,189
	Sealand Securities Co. Ltd., Class A	1,406,195	694,034
# *	Seazen Group Ltd.	9,334,857	1,514,947
*	Seazen Holdings Co. Ltd., Class A	608,815	988,624
#	S-Enjoy Service Group Co. Ltd.	129,000	62,003
	SF Holding Co. Ltd., Class A	474,358	2,545,071
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,550	9,024,383
*	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	122,494
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,599,756
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	361,986
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	340,209	806,520
*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	596,865
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	28,900	127,046
	Shandong Hi-Speed New Energy Group Ltd.	97,600	31,762
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	227,503
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	544,799	2,396,035
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	438,246
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	101,700	255,837
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	940,384
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,306,411
	Shandong Publishing & Media Co. Ltd., Class A	363,633	410,398
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,779,359
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,496,400	5,101,713
	Shanghai AJ Group Co. Ltd., Class A	709,952	505,815
	Shanghai Construction Group Co. Ltd., Class A	1,619,329	582,278
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	1,931,440
	Shanghai Environment Group Co. Ltd., Class A	300,489	388,919
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	208,500	481,104
	Shanghai Industrial Development Co. Ltd., Class A	291,990	151,124
	Shanghai Industrial Holdings Ltd.	2,414,918	2,954,947
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	687,148
	Shanghai International Port Group Co. Ltd., Class A	89,716	61,318
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	977,645
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	534,970
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	563,609
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	300,815
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,299,900	4,800,695
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	217,109
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,948,728	6,478,599
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	159,224
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,493,183
	Shanghai Runda Medical Technology Co. Ltd., Class A	151,137	407,990
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	571,198
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	247,494
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	723,861
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	336,871
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	37,459
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	937,418
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	377,254
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	301,189
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	283,210
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,247,132
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,115,580	2,902,179
*	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	1,097,794
	Shanxi Securities Co. Ltd., Class A	888,260	682,245
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	852,586
*	Shanying International Holding Co. Ltd., Class A	1,447,600	433,490
	Shenghe Resources Holding Co. Ltd., Class A	501,193	732,695

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	$115,410
	Shenguan Holdings Group Ltd.	3,610,000	129,115
	Shengyi Technology Co. Ltd., Class A	510,110	1,226,543
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,568,800	847,813
	Shenzhen Agricultural Products Group Co. Ltd., Class A	659,326	591,125
*	Shenzhen Airport Co. Ltd., Class A	492,100	455,192
	Shenzhen Aisidi Co. Ltd., Class A	405,800	431,304
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	235,449
	Shenzhen Gas Corp. Ltd., Class A	489,200	453,670
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	344,217
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	166,297
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	284,644
#	Shenzhen International Holdings Ltd.	7,178,489	4,731,512
	Shenzhen Investment Ltd.	15,950,414	2,344,485
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	370,704
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	172,657
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	530,308
	Shenzhen Kinwong Electronic Co. Ltd., Class A	269,240	814,502
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	155,292
	Shenzhen Leaguer Co. Ltd., Class A	218,600	230,936
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	337,611
	Shenzhen MTC Co. Ltd., Class A	1,254,928	919,609
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	857,448	361,029
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	263,834
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	951,886
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	485,412
	Shenzhen Sunway Communication Co. Ltd., Class A	230,000	823,922
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	419,066
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	375,041
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	484,432
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	300,694	1,079,398
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	295,543
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	669,803
* ††	Shimao Group Holdings Ltd.	978,535	69,090
	Shoucheng Holdings Ltd.	8,895,683	1,456,987
	Shougang Fushan Resources Group Ltd.	10,162,277	3,337,581
	Shui On Land Ltd.	20,477,303	1,805,135
	Sichuan Development Lomon Co. Ltd., Class A	651,400	635,506
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	52,089
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,960,500	963,507
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	317,843
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,083,450
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	241,326
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	2,326,744
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	704,526
	Sihuan Pharmaceutical Holdings Group Ltd.	658,000	55,573
*	Silver Grant International Holdings Group Ltd.	6,302,804	193,162
	Sino Biopharmaceutical Ltd.	793,000	308,064
	Sinochem International Corp., Class A	575,231	390,840
#	Sinofert Holdings Ltd.	12,342,000	1,403,938
*	Sinolink Worldwide Holdings Ltd.	16,481,714	236,369
	Sinoma International Engineering Co., Class A	473,500	638,484
	Sinoma Science & Technology Co. Ltd., Class A	621,062	1,468,209
	Sinomine Resource Group Co. Ltd., Class A	36,300	185,575
	Sinopec Engineering Group Co. Ltd., Class H	8,177,000	4,086,562
	Sinopec Kantons Holdings Ltd.	5,664,000	2,229,874
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,237,599
	Sinopharm Group Co. Ltd., Class H	7,101,600	16,981,928
	Sino-Platinum Metals Co. Ltd., Class A	116,900	232,944

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	$152,729
	Sinotrans Ltd., Class H	11,250,000	3,697,448
	Sinotruk Hong Kong Ltd.	3,891,335	7,329,336
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	636,054
	Skyworth Group Ltd.	7,025,114	2,538,493
	Sobute New Materials Co. Ltd., Class A	129,500	208,937
*	SOHO China Ltd.	11,467,888	1,187,434
	SooChow Securities Co. Ltd., Class A	1,078,430	1,182,447
# * ††	South Manganese Investment Ltd.	1,336,000	31,756
	Southwest Securities Co. Ltd., Class A	910,400	510,265
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	166,164
*	SPT Energy Group, Inc.	4,862,000	158,727
	SSY Group Ltd.	2,578,000	1,414,093
*	STO Express Co. Ltd., Class A	514,500	672,478
	Sumavision Technologies Co. Ltd., Class A	269,300	205,249
	Sun Art Retail Group Ltd.	4,275,000	902,495
	Suning Universal Co. Ltd., Class A	1,358,605	510,406
*†† Ω	Sunshine 100 China Holdings Ltd.	112,000	830
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	256,086
	Sunwoda Electronic Co. Ltd., Class A	384,600	847,070
	Suzhou Anjie Technology Co. Ltd., Class A	195,900	383,737
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,368,047
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	431,859
	Tangshan Jidong Cement Co. Ltd., Class A	761,444	744,445
	TangShan Port Group Co. Ltd., Class A	1,646,190	801,294
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	521,541
	TBEA Co. Ltd., Class A	1,814,098	3,471,736
	TCL Electronics Holdings Ltd.	4,884,666	1,699,000
*	TCL Technology Group Corp., Class A	4,257,698	2,289,392
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	573,500	1,447,878
	Ten Pao Group Holdings Ltd.	304,000	39,822
*	Tencent Music Entertainment Group, ADR	1,008,265	7,320,004
	Tian An China Investment Co. Ltd.	4,049,000	1,958,669
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	834,626
	Tiangong International Co. Ltd.	4,966,000	1,459,698
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,189
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	609,687
	Tianjin Port Development Holdings Ltd.	16,373,657	1,089,398
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	100,934
	Tianjin Teda Co. Ltd., Class A	134,611	74,482
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	228,400	199,613
*	Tianma Microelectronics Co. Ltd., Class A	825,024	1,105,331
#	Tianneng Power International Ltd.	4,030,000	3,639,005
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,233,529
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,243,370
††	Tianyun International Holdings Ltd.	744,000	279,304
*	Titan Wind Energy Suzhou Co. Ltd., Class A	203,500	371,149
	Tomson Group Ltd.	3,532,757	750,037
	Tong Ren Tang Technologies Co. Ltd., Class H	2,407,000	1,835,656
	TongFu Microelectronics Co. Ltd., Class A	480,800	1,349,895
*	Tongkun Group Co. Ltd., Class A	547,222	1,080,911
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	367,169
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,517,103
	Tongwei Co. Ltd., Class A	825,114	3,082,036
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	404,169
	Top Spring International Holdings Ltd.	146,000	9,710
*	Topsec Technologies Group, Inc., Class A	28,515	36,644
	Transfar Zhilian Co. Ltd., Class A	1,128,500	765,236
*	Trigiant Group Ltd.	4,254,000	177,274

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Trina Solar Co. Ltd., Class A	505,986	$2,066,069
*	Trip.com Group Ltd., ADR	1,314,289	44,685,826
*	Trip.com Group Ltd.	19,800	674,816
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	258,017
	Truly International Holdings Ltd.	3,992,000	409,721
	Unilumin Group Co. Ltd., Class A	406,300	355,999
	Uni-President China Holdings Ltd.	2,071,000	1,409,502
*	Unisplendour Corp. Ltd., Class A	872,664	2,341,562
	United Energy Group Ltd.	10,248,000	1,636,312
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	1,006,464
	Valiant Co. Ltd., Class A	147,046	345,278
	Victory Giant Technology Huizhou Co. Ltd., Class A	170,431	474,272
#	Vinda International Holdings Ltd.	858,000	2,120,315
*	Vipshop Holdings Ltd., ADR	1,407,270	20,067,670
* Ω	Viva Biotech Holdings	410,000	67,210
*	Vnet Group, Inc., ADR	407,681	1,310,694
	Wangneng Environment Co. Ltd., Class A	130,540	265,428
	Wangsu Science & Technology Co. Ltd., Class A	577,700	554,054
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	744,947
	Wasion Holdings Ltd.	2,834,000	1,047,933
	Wasu Media Holding Co. Ltd., Class A	497,586	493,925
	Weibo Corp., Sponsored ADR	123,100	1,456,273
	Weibo Corp., Class A	1,100	12,979
	Weichai Power Co. Ltd., Class H	7,564,000	11,321,954
	Weifu High-Technology Group Co. Ltd., Class A	229,800	507,338
*	Weiqiao Textile Co., Class H	3,099,500	633,573
	Wellhope Foods Co. Ltd., Class A	352,688	424,991
	West China Cement Ltd.	11,940,000	1,084,653
	Western Securities Co. Ltd., Class A	968,948	881,964
#	Wharf Holdings Ltd.	2,011,000	5,102,804
	Windey Energy Technology Group Co. Ltd., Class A	182,430	264,624
*	Wingtech Technology Co. Ltd., Class A	278,000	1,892,264
	Winner Medical Co. Ltd., Class A	51,660	283,713
	Wolong Electric Group Co. Ltd., Class A	443,900	681,573
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,144,244
	Wuhu Token Science Co. Ltd., Class A	1,055,600	932,346
	Wushang Group Co. Ltd., Class A	309,900	365,526
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	364,070
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,228,694
	Xiamen Bank Co. Ltd., Class A	569,300	412,595
	Xiamen C & D, Inc., Class A	868,100	1,159,967
	Xiamen ITG Group Corp. Ltd., Class A	611,502	574,360
	Xiamen Tungsten Co. Ltd., Class A	299,740	694,649
	Xiamen Xiangyu Co. Ltd., Class A	671,801	588,880
	Xiandai Investment Co. Ltd., Class A	184,100	101,926
	Xiangcai Co. Ltd., Class A	226,000	251,494
* Ω	Xiaomi Corp., Class B	23,429,000	42,008,729
	Xilinmen Furniture Co. Ltd., Class A	97,400	255,655
*	Xinfengming Group Co. Ltd., Class A	420,160	723,528
	Xingda International Holdings Ltd.	7,644,215	1,290,980
	Xingfa Aluminium Holdings Ltd.	447,000	366,065
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	914,798
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,536,682
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	457,689
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	125,119
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	614,467
# *	Xinte Energy Co. Ltd., Class H	1,556,400	2,365,176
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	73,975

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	$779,078
	Xinyi Energy Holdings Ltd.	3,621,026	634,301
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	611,767
*	XPeng, Inc., Class A	661,300	4,805,518
	Xuji Electric Co. Ltd., Class A	233,200	547,974
*	Yanchang Petroleum International Ltd.	101,000	5,162
	Yankuang Energy Group Co. Ltd., Class H	5,550,999	9,640,739
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	536,831
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	405,403	1,585,129
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	136,599
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,583,691
*	Yifan Pharmaceutical Co. Ltd., Class A	89,100	168,272
	Yintai Gold Co. Ltd., Class A	92,074	170,344
	Yip’s Chemical Holdings Ltd.	842,000	157,129
*	Yiren Digital Ltd., Sponsored ADR	131,369	290,325
Ω	Yixin Group Ltd.	485,000	38,458
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	664,653
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	690,892
	YongXing Special Materials Technology Co. Ltd., Class A	57,210	391,270
	Yotrio Group Co. Ltd., Class A	629,200	272,642
	Youngor Group Co. Ltd., Class A	1,239,313	1,143,646
	YTO Express Group Co. Ltd., Class A	1,174,363	2,180,761
	Yuexiu Property Co. Ltd.	8,006,357	8,327,875
	Yunda Holding Co. Ltd., Class A	932,989	1,162,862
	Yunnan Aluminium Co. Ltd., Class A	1,180,130	2,243,310
	Yunnan Copper Co. Ltd., Class A	660,600	996,040
	Yunnan Energy New Material Co. Ltd., Class A	190,700	1,750,317
	Yunnan Tin Co. Ltd., Class A	466,300	900,727
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	792,799
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	934,144
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	723,167
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,462,572
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	444,794
	Zhejiang Crystal-Optech Co. Ltd., Class A	400,600	755,497
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,629,050
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	126,864	184,646
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	960,021
	Zhejiang Hangmin Co. Ltd., Class A	477,181	553,925
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	402,700	396,836
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	344,149
	Zhejiang Huayou Cobalt Co. Ltd., Class A	263,931	1,328,319
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	540,095
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	80,557
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	264,226
*	Zhejiang Jingu Co. Ltd., Class A	389,500	415,389
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	734,541
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	242,000	671,696
	Zhejiang Juhua Co. Ltd., Class A	510,398	1,056,658
	Zhejiang Longsheng Group Co. Ltd., Class A	1,137,433	1,383,793
	Zhejiang Medicine Co. Ltd., Class A	382,817	567,521
*	Zhejiang Narada Power Source Co. Ltd., Class A	104,000	190,468
	Zhejiang NHU Co. Ltd., Class A	1,002,676	2,216,977
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	274,200	137,956
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	14,532	78,102
	Zhejiang Runtu Co. Ltd., Class A	378,930	346,145
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	623,384
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	256,465
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	920,600	639,742

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	$396,550
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	325,419
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	509,090
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	312,565
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,184,280
	Zheshang Securities Co. Ltd., Class A	999,300	1,376,242
*	Zhong An Group Ltd.	15,060,600	217,274
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	2,239,023
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	533,147
	Zhongsheng Group Holdings Ltd.	880,000	2,032,180
	Zhongtai Securities Co. Ltd., Class A	1,037,500	1,015,524
* ††	Zhongtian Financial Group Co. Ltd., Class A	926,500	37,981
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	160,282
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	600,699
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	654,200	2,111,343
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	965,027
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,401,745

TOTAL CHINA			2,617,079,105

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	866,358	2,998,551
	BAC Holding International Corp.	41,257	2,085
	Bancolombia SA, Sponsored ADR	39,549	1,003,754
	Bancolombia SA	50,766	361,998
	Cementos Argos SA	442,467	509,117
	Corp. Financiera Colombiana SA	45,324	138,967
	Grupo Argos SA	1,415,756	3,068,159
	Mineros SA	128,115	54,408

TOTAL COLOMBIA			8,137,039

CZECH REPUBLIC — (0.1%)
	CEZ AS	48,626	2,081,512
	Komercni Banka AS	245,766	7,203,044
Ω	Moneta Money Bank AS	542,815	2,098,617

TOTAL CZECH REPUBLIC			11,383,173

GREECE — (0.5%)
*	Alpha Services & Holdings SA	5,957,345	8,917,744
	Autohellas Tourist & Trading SA	18,721	252,227
	Bank of Greece	50,963	739,147
*	Eurobank Ergasias Services & Holdings SA, Class A	5,886,190	9,621,117
	Fourlis Holdings SA	61,713	264,785
	Helleniq Energy Holdings SA	172,741	1,268,299
	Intracom Holdings SA	283,664	599,346
	JUMBO SA	7,085	186,410
	Motor Oil Hellas Corinth Refineries SA	109,001	2,596,141
	Mytilineos SA	203,339	7,532,571
*	National Bank of Greece SA	1,478,632	8,468,644
*	Piraeus Financial Holdings SA	1,220,386	3,617,402
	Titan Cement International SA	101,687	1,904,440

TOTAL GREECE			45,968,273

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
* ††	CTEG	9,748,000	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Kai Yuan Holdings Ltd.	11,080,000	$27,033
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	5,735,000	79,996
††	Untrade.Ch Wood Opti	88,000	1,898
	Untrade.Chinaproperties	3,380,000	33,605
* ††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			142,532

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	21,823,816
	OTP Bank Nyrt	11,590	431,380

TOTAL HUNGARY			22,255,196

INDIA — (17.9%)
	360 ONE WAM Ltd.	380,138	2,398,309
	Aarti Drugs Ltd.	10,733	60,400
	ACC Ltd.	276,564	6,268,200
*	Aditya Birla Capital Ltd.	2,750,825	5,694,037
	Advanced Enzyme Technologies Ltd.	3,682	13,704
	AGI Greenpac Ltd.	39,925	424,475
	Alembic Ltd.	378,534	368,709
	Alembic Pharmaceuticals Ltd.	110,023	942,485
	Allcargo Logistics Ltd.	406,354	1,249,885
	Allcargo Terminals Ltd.	406,354	188,392
	Amara Raja Energy & Mobility Ltd.	150,393	1,103,409
	Ambuja Cements Ltd.	1,927,880	9,825,057
	Anant Raj Ltd.	44,114	128,473
	Andhra Sugars Ltd.	128,052	163,651
	Apar Industries Ltd.	13,972	868,643
	Apollo Tyres Ltd.	1,942,429	8,906,862
	Arvind Ltd.	917,465	2,150,881
*	Ashoka Buildcon Ltd.	159,243	247,892
* Ω	Aster DM Healthcare Ltd.	207,797	822,333
	Astra Microwave Products Ltd.	4,668	26,016
	Aurobindo Pharma Ltd.	1,264,242	12,891,587
	Avadh Sugar & Energy Ltd.	2,336	21,310
	Avanti Feeds Ltd.	21,703	104,985
	Axis Bank Ltd.	10,198,375	120,167,264
	Bajaj Consumer Care Ltd.	69,062	192,698
*	Bajaj Hindusthan Sugar Ltd.	69,831	22,325
	Bajaj Holdings & Investment Ltd.	196,382	16,299,397
	Balmer Lawrie & Co. Ltd.	400,330	645,493
	Balrampur Chini Mills Ltd.	725,111	3,598,359
	Banco Products India Ltd.	54,069	290,410
Ω	Bandhan Bank Ltd.	1,211,428	3,118,669
	Bank of Baroda	4,069,275	9,585,236
	Bank of India	1,033,756	1,188,237
	Bank of Maharashtra	1,853,921	929,853
	BEML Ltd.	85,018	2,064,735
	Bhansali Engineering Polymers Ltd.	48,508	50,822
	Bharat Bijlee Ltd.	2,912	131,254
	Bharat Electronics Ltd.	7,770,155	12,471,859
	Bharat Heavy Electricals Ltd.	4,379,773	6,356,600
	Birla Corp. Ltd.	162,296	2,474,453
	Birlasoft Ltd.	366,333	2,408,889
	Bodal Chemicals Ltd.	45,065	40,599
	Bombay Burmah Trading Co.	25,062	405,834
	Brigade Enterprises Ltd.	39,746	292,929

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	105,986	$2,384,205
*	Camlin Fine Sciences Ltd.	47,294	81,762
	Can Fin Homes Ltd.	112,407	1,032,847
	Canara Bank	1,292,841	5,959,736
*	Capacit’e Infraprojects Ltd.	52,067	131,406
	Caplin Point Laboratories Ltd.	7,420	91,332
	Ceat Ltd.	144,694	3,657,197
*	Central Bank of India Ltd.	466,247	242,013
	Century Enka Ltd.	32,855	178,560
	Century Textiles & Industries Ltd.	89,031	1,160,126
	CG Power & Industrial Solutions Ltd.	1,525,063	7,125,534
	Chambal Fertilisers & Chemicals Ltd.	931,126	3,227,204
* ††	Chennai Super Kings Cricket Ltd.	5,080,767	0
	Cholamandalam Financial Holdings Ltd.	423,629	5,763,194
	CIE Automotive India Ltd.	370,717	2,052,943
	Cigniti Technologies Ltd.	4,594	57,074
	Cipla Ltd.	789,429	11,409,111
	City Union Bank Ltd.	1,270,222	2,110,779
Ω	Cochin Shipyard Ltd.	136,354	1,555,506
	Container Corp. of India Ltd.	312,168	2,581,544
	Coromandel International Ltd.	3,673	46,013
	Cosmo First Ltd.	7,049	53,950
*	CSB Bank Ltd.	90,064	358,082
	Cyient Ltd.	147,084	2,803,361
	Dalmia Bharat Ltd.	313,123	7,918,406
	Dalmia Bharat Sugar & Industries Ltd.	29,477	158,960
	DB Corp. Ltd.	129,970	467,832
	DCB Bank Ltd.	1,048,996	1,447,217
	DCM Shriram Ltd.	219,859	2,444,719
	DCW Ltd.	318,812	204,725
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,391,523
	Delta Corp. Ltd.	336,051	515,934
*	DEN Networks Ltd.	357,048	199,115
	Dhampur Bio Organics Ltd.	96,163	181,996
	Dhampur Sugar Mills Ltd.	164,532	524,068
Ω	Dilip Buildcon Ltd.	17,125	62,844
*	Dish TV India Ltd.	1,175,913	239,777
*	Dishman Carbogen Amcis Ltd.	321,072	546,981
	DLF Ltd.	1,774,933	12,002,754
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,625,272
	Dr Reddy’s Laboratories Ltd.	2,765	178,348
	Dwarikesh Sugar Industries Ltd.	216,856	234,269
	eClerx Services Ltd.	17,658	412,131
	EID Parry India Ltd.	507,826	2,811,011
	Electrosteel Castings Ltd.	905,668	928,032
	Engineers India Ltd.	597,063	882,883
	EPL Ltd.	116,279	253,481
Ω	Equitas Small Finance Bank Ltd.	325,660	361,466
	Escorts Kubota Ltd.	71,108	2,682,458
	Everest Industries Ltd.	8,915	126,577
	Everest Kanto Cylinder Ltd.	22,567	31,081
	Excel Industries Ltd.	8,306	85,365
	Exide Industries Ltd.	801,069	2,460,227
*	FDC Ltd.	119,390	516,941
	Federal Bank Ltd.	9,464,464	15,990,180
	FIEM Industries Ltd.	17,260	363,868
	Filatex India Ltd.	576,966	330,978
	Finolex Cables Ltd.	360,904	3,887,023
	Finolex Industries Ltd.	783,938	1,798,313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions Ltd.	1,699,392	$3,182,398
	Force Motors Ltd.	8,527	348,297
	Fortis Healthcare Ltd.	1,023,248	3,970,011
	Gabriel India Ltd.	229,139	924,277
	GAIL India Ltd.	10,789,667	15,537,393
	Gateway Distriparks Ltd.	1,300,508	1,368,924
Ω	General Insurance Corp. of India	139,344	381,946
	Genus Power Infrastructures Ltd.	97,038	286,831
	GHCL Ltd.	319,929	2,237,144
*	GHCL Textiles Ltd.	319,929	288,736
	GIC Housing Finance Ltd.	54,860	130,595
	Glenmark Pharmaceuticals Ltd.	864,022	7,791,777
	Godawari Power & Ispat Ltd.	56,804	421,380
	Godfrey Phillips India Ltd.	82,657	2,255,124
*	Godrej Industries Ltd.	12,983	97,587
	Granules India Ltd.	851,817	3,333,129
	Graphite India Ltd.	87,286	487,140
	Grasim Industries Ltd.	964,640	21,886,871
	Grauer & Weil India Ltd.	41,217	58,552
	Great Eastern Shipping Co. Ltd.	503,782	4,823,640
	Greenpanel Industries Ltd.	8,423	35,761
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,051,934
	Gujarat Ambuja Exports Ltd.	320,377	1,258,572
	Gujarat Fluorochemicals Ltd.	81,735	2,721,360
	Gujarat Mineral Development Corp. Ltd.	465,476	1,994,181
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	3,240,963
	Gujarat Pipavav Port Ltd.	753,876	1,100,410
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	2,647,910
	Gujarat State Petronet Ltd.	1,318,554	4,230,141
*	Hathway Cable & Datacom Ltd.	1,645,904	357,930
	HBL Power Systems Ltd.	107,935	381,119
	HDFC Bank Ltd.	3,924,781	69,572,642
	HEG Ltd.	38,504	754,611
	HeidelbergCement India Ltd.	332,100	752,261
	Heritage Foods Ltd.	26,682	71,522
	Hero MotoCorp Ltd.	272,541	10,125,782
	HFCL Ltd.	1,517,967	1,187,569
	HG Infra Engineering Ltd.	13,314	143,613
	Hikal Ltd.	207,988	687,050
	HIL Ltd.	19,540	653,337
	Himadri Speciality Chemical Ltd.	751,378	2,158,632
*	Himatsingka Seide Ltd.	105,201	193,943
	Hindalco Industries Ltd.	7,802,509	43,119,455
	Hinduja Global Solutions Ltd.	90,207	1,013,248
	Hindustan Aeronautics Ltd.	285,268	6,249,695
	Huhtamaki India Ltd.	14,023	47,486
	I G Petrochemicals Ltd.	6,631	38,680
	ICICI Bank Ltd., Sponsored ADR	3,095,733	68,694,312
	ICICI Bank Ltd.	726,431	8,000,344
*	IDFC First Bank Ltd.	10,321,772	10,269,683
	IDFC Ltd.	3,895,441	5,369,743
	IIFL Finance Ltd.	647,553	4,828,808
	IIFL Securities Ltd.	1,373,833	1,662,243
*	India Cements Ltd.	444,625	1,114,763
	India Glycols Ltd.	71,166	572,962
	India Nippon Electricals Ltd.	6,634	39,485
	Indiabulls Housing Finance Ltd.	1,917,170	3,726,313
	Indian Bank	544,017	2,738,808
*	Indian Overseas Bank	1,190,933	564,033

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	$5,262,026
	Indo Count Industries Ltd.	254,848	868,705
	Indoco Remedies Ltd.	9,903	37,828
*	Indus Towers Ltd.	1,391,870	2,888,650
	IndusInd Bank Ltd.	1,591,931	27,572,113
	Infibeam Avenues Ltd.	5,141,087	1,174,608
	Info Edge India Ltd.	67,098	3,305,537
	Insecticides India Ltd.	2,483	15,318
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	465,238
	Ipca Laboratories Ltd.	38,656	457,704
Ω	IRCON International Ltd.	839,889	1,399,345
	ISGEC Heavy Engineering Ltd.	2,418	19,560
	ITD Cementation India Ltd.	283,266	674,605
	J Kumar Infraprojects Ltd.	202,447	983,334
*	Jagran Prakashan Ltd.	450,732	540,933
	Jai Corp. Ltd.	183,191	665,691
	Jammu & Kashmir Bank Ltd.	1,448,162	1,854,493
	JB Chemicals & Pharmaceuticals Ltd.	40,294	675,549
	Jindal Poly Films Ltd.	54,978	414,325
	Jindal Saw Ltd.	934,025	4,991,011
	Jindal Stainless Ltd.	688,606	3,673,196
	Jindal Steel & Power Ltd.	2,350,467	17,896,841
*	Jio Financial Services Ltd.	11,255,226	29,490,324
	JK Lakshmi Cement Ltd.	242,018	1,998,193
	JK Paper Ltd.	443,447	2,033,531
	JK Tyre & Industries Ltd.	567,910	2,078,643
	JM Financial Ltd.	2,405,311	2,370,068
	JSW Energy Ltd.	1,906,183	8,819,170
	JSW Steel Ltd.	4,041,124	35,719,760
	Jubilant Ingrevia Ltd.	258,072	1,301,868
	Jubilant Pharmova Ltd.	444,607	2,000,269
	Kalpataru Projects International Ltd.	421,283	3,336,195
	Kalyani Steels Ltd.	85,498	470,367
	Karnataka Bank Ltd.	1,019,469	2,812,264
	Karur Vysya Bank Ltd.	2,422,829	4,175,322
*	Kaveri Seed Co. Ltd.	89,790	669,084
	KCP Ltd.	60,061	94,393
	KEC International Ltd.	87,065	660,043
*	Kiri Industries Ltd.	1,368	4,452
	Kirloskar Brothers Ltd.	9,242	99,743
	Kirloskar Ferrous Industries Ltd.	22,923	130,324
	Kirloskar Oil Engines Ltd.	317,117	2,089,246
	Kitex Garments Ltd.	28,810	70,108
	KNR Constructions Ltd.	427,290	1,348,016
	Kolte-Patil Developers Ltd.	110,452	635,266
	KPIT Technologies Ltd.	123,674	1,820,360
	KRBL Ltd.	186,853	808,452
	Krsnaa Diagnostics Ltd.	4,378	36,875
	L&T Finance Holdings Ltd.	4,068,555	6,490,470
	Larsen & Toubro Ltd.	2,234,738	78,479,974
	LG Balakrishnan & Bros Ltd.	49,453	633,521
	LIC Housing Finance Ltd.	1,813,830	10,004,475
	LT Foods Ltd.	920,767	1,820,098
	Lumax Auto Technologies Ltd.	34,557	145,694
	Lupin Ltd.	628,073	8,491,418
	LUX Industries Ltd.	3,036	49,498
	Maharashtra Seamless Ltd.	300,155	2,586,502
	Mahindra & Mahindra Financial Services Ltd.	3,322,250	9,811,726
	Mahindra & Mahindra Ltd.	3,728,125	65,578,299

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	99,924	$589,624
	Maithan Alloys Ltd.	16,659	207,558
	Manappuram Finance Ltd.	2,320,125	3,818,286
	Marksans Pharma Ltd.	1,230,067	1,562,561
Ω	MAS Financial Services Ltd.	6,085	64,864
	Max Estates Ltd.	16,842	54,394
	Mayur Uniquoters Ltd.	21,970	137,586
	Mazagon Dock Shipbuilders Ltd.	6,431	152,122
	Meghmani Organics Ltd.	808,679	714,786
	Minda Corp. Ltd.	56,052	217,453
Ω	Mishra Dhatu Nigam Ltd.	21,931	104,033
	MOIL Ltd.	323,328	904,824
	Monte Carlo Fashions Ltd.	30,939	284,381
*	Morepen Laboratories Ltd.	305,950	123,161
	Motilal Oswal Financial Services Ltd.	18,528	231,659
	MRF Ltd.	6,712	8,749,330
	Muthoot Finance Ltd.	121,083	1,901,354
	Natco Pharma Ltd.	23,885	229,016
	National Aluminium Co. Ltd.	4,348,995	4,838,902
	National Fertilizers Ltd.	369,527	307,742
	Nava Ltd.	507,459	2,519,068
	Navneet Education Ltd.	86,741	158,357
	NCC Ltd.	2,062,919	3,587,674
	NCL Industries Ltd.	12,157	30,094
	NESCO Ltd.	24,121	187,385
	Neuland Laboratories Ltd.	6,532	303,536
	NIIT Learning Systems Ltd.	437,883	2,054,021
*	NIIT Ltd.	437,883	672,405
	Nilkamal Ltd.	35,747	1,027,571
	NMDC Ltd.	2,233,783	4,138,479
* ††	NMDC Steel Ltd.	2,233,783	1,079,257
	NOCIL Ltd.	369,373	979,244
	NRB Bearings Ltd.	85,234	265,455
	Nucleus Software Exports Ltd.	24,787	460,027
	Oberoi Realty Ltd.	445,028	6,072,791
*	OnMobile Global Ltd.	27,413	35,958
	Orient Cement Ltd.	636,362	1,521,090
	Oriental Hotels Ltd.	14,714	17,084
	Panama Petrochem Ltd.	55,120	212,204
* Ω	Parag Milk Foods Ltd.	67,277	164,566
*	Patel Engineering Ltd.	699,355	406,141
	PCBL Ltd.	1,018,571	2,434,977
	Petronet LNG Ltd.	3,965,707	9,477,066
	Piramal Enterprises Ltd.	342,965	4,018,373
*	Piramal Pharma Ltd.	1,687,208	2,107,247
* Ω	PNB Housing Finance Ltd.	286,117	2,536,082
	PNC Infratech Ltd.	378,425	1,505,662
	Polyplex Corp. Ltd.	96,705	1,187,206
	Power Finance Corp. Ltd.	6,354,839	18,846,518
	Power Mech Projects Ltd.	6,909	297,196
*	Prakash Industries Ltd.	444,157	848,915
	Prestige Estates Projects Ltd.	653,042	5,986,805
*	Pricol Ltd.	180,384	767,308
	PTC India Financial Services Ltd.	1,159,942	398,009
	PTC India Ltd.	1,090,055	1,838,496
	Punjab National Bank	6,093,734	5,337,618
Ω	Quess Corp. Ltd.	33,800	170,532
	Rain Industries Ltd.	975,589	1,803,918
	Rajesh Exports Ltd.	368,708	1,999,672

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	368,604	$961,689
	Ramco Cements Ltd.	124,692	1,487,672
	Ramco Industries Ltd.	78,099	200,739
	Ramkrishna Forgings Ltd.	77,635	600,097
	Rane Holdings Ltd.	1,527	22,018
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	1,459,614
	Raymond Ltd.	176,695	3,736,527
Ω	RBL Bank Ltd.	1,253,163	3,327,804
	REC Ltd.	7,646,370	26,448,075
	Redington Ltd.	3,602,635	6,165,781
*	Redtape Ltd.	93,391	572,121
	Reliance Industries Ltd.	11,159,703	307,014,572
*	Reliance Power Ltd.	8,732,244	1,794,394
	Repco Home Finance Ltd.	193,967	960,636
	Rico Auto Industries Ltd.	124,266	131,106
	RITES Ltd.	59,631	326,038
	RSWM Ltd.	46,984	100,541
	Rupa & Co. Ltd.	14,398	43,298
	Sagar Cements Ltd.	15,384	45,397
	Samvardhana Motherson International Ltd.	5,361,206	5,921,061
*	Sanghi Industries Ltd.	14,900	21,000
	Sanghvi Movers Ltd.	26,527	234,113
	Sarda Energy & Minerals Ltd.	174,620	424,287
	Sasken Technologies Ltd.	7,289	100,655
*	Satin Creditcare Network Ltd.	12,537	36,527
	Savita Oil Technologies Ltd.	15,655	68,210
	Seshasayee Paper & Boards Ltd.	78,768	327,853
Ω	SH Kelkar & Co. Ltd.	56,839	98,053
	Shankara Building Products Ltd.	5,132	44,527
	Sharda Cropchem Ltd.	52,923	258,705
*	Shilpa Medicare Ltd.	2,879	12,254
	Shipping Corp. of India Ltd.	839,608	1,405,655
	Shipping Corp. of India Ltd.	839,608	102,255
	Shriram Finance Ltd.	877,901	19,868,975
	Siyaram Silk Mills Ltd.	30,146	192,066
	Sobha Ltd.	231,253	1,985,960
	Somany Ceramics Ltd.	6,642	53,019
	South Indian Bank Ltd.	4,961,219	1,442,278
*	Spandana Sphoorty Financial Ltd.	30,589	326,885
*	Star Cement Ltd.	34,342	65,199
	State Bank of India	7,741,976	52,644,536
	State Bank of India, GDR	19,590	1,326,243
	Steel Authority of India Ltd.	5,294,172	5,337,492
	Strides Pharma Science Ltd.	328,728	1,887,969
	Sun Pharmaceutical Industries Ltd.	1,910,692	24,898,051
	Sun TV Network Ltd.	326,890	2,486,041
*	Sunflag Iron & Steel Co. Ltd.	28,711	58,955
	Sunteck Realty Ltd.	224,123	1,166,115
	Surya Roshni Ltd.	147,734	1,018,035
	Tamil Nadu Newsprint & Papers Ltd.	40,714	136,152
*	TARC Ltd.	263,704	324,505
	Tata Chemicals Ltd.	757,897	8,724,109
	Tata Coffee Ltd.	314,920	996,979
	Tata Consumer Products Ltd.	734,817	7,946,836
	Tata Metaliks Ltd.	1,879	20,245
	Tata Steel Ltd.	30,487,674	43,560,463
	TD Power Systems Ltd.	29,730	86,705
	Tech Mahindra Ltd.	167,414	2,281,237
	Techno Electric & Engineering Co. Ltd.	100,353	601,827

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
* ††	Teledata Marine Solutions Ltd.	267,258	$0
	Texmaco Rail & Engineering Ltd.	310,000	455,273
	Thirumalai Chemicals Ltd.	144,596	345,223
	Tide Water Oil Co. India Ltd.	12,468	173,309
	Time Technoplast Ltd.	700,810	1,343,050
	Tinplate Co. of India Ltd.	177,942	802,575
	Titagarh Rail System Ltd.	44,875	410,485
*	TransIndia Real Estate Ltd.	406,354	190,588
	Transport Corp. of India Ltd.	129,526	1,277,716
	Trident Ltd.	569,558	238,072
	Triveni Engineering & Industries Ltd.	479,523	2,054,433
	Tube Investments of India Ltd.	182,079	6,897,416
	TV Today Network Ltd.	55,663	142,397
*	TV18 Broadcast Ltd.	1,616,955	802,604
	TVS Holdings Ltd.	2,169	140,874
	TVS Holdings Pvt Ltd.	2,169	26,606
	TVS Srichakra Ltd.	7,003	324,255
	Uflex Ltd.	197,481	1,006,198
	Ujjivan Financial Services Ltd.	79,056	508,462
*	Unichem Laboratories Ltd.	148,098	773,650
	Union Bank of India Ltd.	852,360	1,037,073
	UPL Ltd.	1,488,493	9,666,503
	Usha Martin Ltd.	466,300	1,655,799
	UTI Asset Management Co. Ltd.	10,556	95,119
*	VA Tech Wabag Ltd.	167,419	968,000
	Vakrangee Ltd.	91,871	19,524
	Vardhman Textiles Ltd.	720,669	3,202,582
* Ω	Varroc Engineering Ltd.	60,475	335,331
	Vedanta Ltd.	2,085,561	5,427,312
	Venky’s India Ltd.	10,325	243,049
	Vindhya Telelinks Ltd.	23,855	703,767
	Visaka Industries Ltd.	11,915	12,225
	VL E-Governance & IT Solutions Ltd.	9,187	3,294
*	Vodafone Idea Ltd.	4,085,048	581,556
	Voltamp Transformers Ltd.	1,791	103,144
	Welspun Corp. Ltd.	712,250	3,637,594
	Welspun Enterprises Ltd.	425,978	1,343,526
	Welspun India Ltd.	1,450,693	2,624,279
	West Coast Paper Mills Ltd.	193,782	1,708,158
	Wipro Ltd.	4,641,341	21,368,489
*	Wockhardt Ltd.	57,359	156,159
*	Yes Bank Ltd.	20,413,661	3,924,660
*	Zee Entertainment Enterprises Ltd.	3,660,922	11,356,791
	Zensar Technologies Ltd.	423,215	2,491,680
*	Zomato Ltd.	7,259,083	9,150,888
	Zydus Lifesciences Ltd.	274,482	1,899,106
	Zydus Wellnes Ltd.	11,732	216,614

TOTAL INDIA			1,816,502,723

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	492,900	118,436
	Ace Hardware Indonesia Tbk. PT	24,930,800	1,255,322
	Adaro Energy Indonesia Tbk. PT	81,977,800	13,227,047
*	Adhi Karya Persero Tbk. PT	7,282,600	184,358
*	Adi Sarana Armada Tbk. PT	2,725,700	139,018
*	Alam Sutera Realty Tbk. PT	39,430,800	411,921
	Aneka Tambang Tbk. PT	18,081,100	1,937,269
	Astra Agro Lestari Tbk. PT	2,837,066	1,258,373
	Astra International Tbk. PT	76,166,100	27,707,670

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra Otoparts Tbk. PT	646,300	$112,313
* ††	Bakrie Telecom Tbk. PT	160,430,200	0
*	Bank Capital Indonesia Tbk. PT	15,302,200	126,205
	Bank Mandiri Persero Tbk. PT	40,221,924	14,369,365
	Bank Negara Indonesia Persero Tbk. PT	38,738,982	11,690,905
	Bank OCBC Nisp Tbk. PT	927,600	64,832
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,388,570
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,941,684	1,282,245
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	19,489,500	742,477
	Bank Tabungan Negara Persero Tbk. PT	33,890,015	2,614,526
*	Bekasi Fajar Industrial Estate Tbk. PT	13,160,500	110,183
	BISI International Tbk. PT	10,049,400	987,242
	Blue Bird Tbk. PT	497,500	62,024
*	Buana Lintas Lautan Tbk. PT	32,672,400	156,235
*	Bukalapak.com Tbk. PT	5,666,400	75,020
	Bukit Asam Tbk. PT	22,579,100	3,524,551
*	Bumi Resources Minerals Tbk. PT	13,596,800	165,978
*	Bumi Resources Tbk. PT	38,978,000	277,352
*	Bumi Serpong Damai Tbk. PT	16,787,300	1,061,678
	Ciputra Development Tbk. PT	58,496,278	4,081,910
*	City Retail Developments Tbk. PT	1,000,000	8,782
	Dayamitra Telekomunikasi PT	2,162,800	84,373
	Delta Dunia Makmur Tbk. PT	23,546,000	512,903
	Dharma Satya Nusantara Tbk. PT	8,751,700	314,155
	Elang Mahkota Teknologi Tbk. PT	10,516,700	331,348
	Elnusa Tbk. PT	15,056,100	409,924
	Erajaya Swasembada Tbk. PT	51,296,600	1,292,000
*	Gajah Tunggal Tbk. PT	8,135,800	450,541
	Gudang Garam Tbk. PT	890,100	1,304,618
* ††	Hanson International Tbk. PT	37,319,300	0
	Harum Energy Tbk. PT	3,498,100	355,850
	Indah Kiat Pulp & Paper Tbk. PT	14,843,400	8,971,386
	Indika Energy Tbk. PT	11,304,900	1,291,968
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,762,379
	Indocement Tunggal Prakarsa Tbk. PT	1,629,000	951,603
	Indofood Sukses Makmur Tbk. PT	24,262,000	10,157,374
	Indomobil Sukses Internasional Tbk. PT	252,400	21,771
*	Integra Indocabinet Tbk. PT	4,584,200	96,958
*	Intiland Development Tbk. PT	16,318,400	203,472
	Japfa Comfeed Indonesia Tbk. PT	29,403,550	2,267,219
	Jaya Real Property Tbk. PT	43,375,300	1,898,157
*	Kawasan Industri Jababeka Tbk. PT	149,763,656	1,244,867
	KMI Wire & Cable Tbk. PT	10,201,300	210,660
*	Krakatau Steel Persero Tbk. PT	3,578,500	38,057
*	Lippo Cikarang Tbk. PT	2,408,310	136,457
*	Lippo Karawaci Tbk. PT	220,161,662	1,219,877
*	Malindo Feedmill Tbk. PT	6,123,100	171,176
	Medco Energi Internasional Tbk. PT	41,795,832	3,360,179
	Media Nusantara Citra Tbk. PT	34,716,400	1,079,971
	Metrodata Electronics Tbk. PT	5,280,550	167,807
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	305,461
	Mulia Industrindo Tbk. PT	1,679,400	43,143
*	Multipolar Tbk. PT	10,396,600	48,459
* ††	Omni Inovasi Indonesia Tbk. PT	6,628,800	15,649
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,558,300	2,195,650
	Pakuwon Jati Tbk. PT	12,571,800	316,423
*	Panin Financial Tbk. PT	65,059,000	1,113,978
*	Paninvest Tbk. PT	9,027,200	565,976
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,633,584	1,015,746

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	PP Persero Tbk. PT	4,882,900	$173,672
	Puradelta Lestari Tbk. PT	2,516,000	27,069
	Ramayana Lestari Sentosa Tbk. PT	10,387,700	325,813
	Salim Ivomas Pratama Tbk. PT	22,834,800	540,425
	Samator Indo Gas Tbk. PT	380,600	37,741
	Sampoerna Agro Tbk. PT	8,192,041	1,041,453
	Samudera Indonesia Tbk. PT	5,703,500	108,425
*	Sarana Meditama Metropolitan Tbk. PT	563,000	12,188
	Sawit Sumbermas Sarana Tbk. PT	3,164,600	228,093
	Semen Indonesia Persero Tbk. PT	12,747,351	4,898,205
	Siloam International Hospitals Tbk. PT	6,493,900	981,646
	Sinar Mas Agro Resources & Technology Tbk. PT	1,174,500	316,418
* ††	Sri Rejeki Isman Tbk. PT	63,289,500	109,068
	Steel Pipe Industry of Indonesia PT	695,900	12,795
	Summarecon Agung Tbk. PT	21,875,200	736,354
	Surya Citra Media Tbk. PT	5,514,900	52,442
	Surya Esa Perkasa Tbk. PT	3,064,200	115,747
*	Surya Semesta Internusa Tbk. PT	25,894,300	668,225
* ††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	96,448
	Timah Tbk. PT	8,284,800	359,747
* ††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	10,855
	Triputra Agro Persada PT	1,841,500	63,768
	Tunas Baru Lampung Tbk. PT	20,560,800	1,100,827
	Unggul Indah Cahaya Tbk. PT	288,335	146,618
	United Tractors Tbk. PT	9,294,100	14,707,988
	Vale Indonesia Tbk. PT	9,453,400	2,946,149
* ††	Waskita Beton Precast Tbk. PT	22,419,100	70,570
* ††	Waskita Karya Persero Tbk. PT	25,152,582	240,679
	Wijaya Karya Beton Tbk. PT	18,377,300	158,477
*	Wijaya Karya Persero Tbk. PT	17,873,100	431,839
*	Wintermar Offshore Marine Tbk. PT	566,000	15,349
	XL Axiata Tbk. PT	27,641,503	3,951,234

TOTAL INDONESIA			173,755,669

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	2,647,486	1,317,540
*	Agility Public Warehousing Co. KSC	2,984,981	5,073,841
	Ahli United Bank KSCP	66,212	53,064
	Al Ahli Bank of Kuwait KSCP	513,355	355,010
	Al-Eid Food KSC	39,469	21,555
	Arzan Financial Group for Financing & Investment KPSC	2,315,113	1,219,465
*	Asiya Capital Investments Co. KSCP	893,372	122,696
	Boubyan Petrochemicals Co. KSCP	296,991	588,319
	Burgan Bank SAK	948,107	499,407
	Combined Group Contracting Co. SAK	258,763	352,041
	Gulf Bank KSCP	4,169,592	3,193,386
	Gulf Cables & Electrical Industries Group Co. KSCP	8,643	32,958
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	109,826
	Integrated Holding Co. KCSC	293,266	418,884
	Kuwait Finance House KSCP	492,519	1,088,651
	Kuwait International Bank KSCP	1,401,522	665,774
	Mezzan Holding Co. KSCC	342,272	553,033
	Mobile Telecommunications Co. KSCP	2,231,678	3,468,855
	National Industries Group Holding SAK	1,639,271	942,932
	National Investments Co. KSCP	151,444	91,028

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Warba Bank KSCP	1,900,108	$1,056,127

TOTAL KUWAIT			21,224,392

MALAYSIA — (1.8%)
	Aeon Co. M Bhd	1,758,700	398,899
#	AFFIN Bank Bhd	8,112,759	3,439,778
	Alliance Bank Malaysia Bhd	5,120,300	3,687,399
	Allianz Malaysia Bhd	93,300	313,727
	AMMB Holdings Bhd	7,516,262	6,029,864
	Axiata Group Bhd	309,600	141,654
	Bank Islam Malaysia Bhd	1,520,407	686,382
	Batu Kawan Bhd	1,621,150	6,971,015
# *	Berjaya Assets Bhd	604,700	36,917
*	Berjaya Corp. Bhd	12,296,429	748,661
# *	Berjaya Land Bhd	5,491,800	322,573
#	Boustead Plantations Bhd	2,996,900	918,740
# *	Bumi Armada Bhd	13,388,700	1,548,925
	Cahya Mata Sarawak Bhd	2,178,700	507,866
	CB Industrial Product Holding Bhd	1,285,500	291,200
	CIMB Group Holdings Bhd	24,930,756	29,869,458
# *	Coastal Contracts Bhd	18,700	7,571
#	CSC Steel Holdings Bhd	821,256	201,854
# *	Dagang NeXchange Bhd	162,900	14,905
	Dayang Enterprise Holdings Bhd	340,600	133,153
#	DRB-Hicom Bhd	4,774,600	1,394,681
	Eco World Development Group Bhd	4,326,900	917,778
# *	Ekovest Bhd	7,842,200	782,689
	Gadang Holdings Bhd	2,586,100	176,506
	Gamuda Bhd	6,029,007	5,873,789
	Genting Bhd	6,998,500	5,922,013
#	Genting Malaysia Bhd	7,868,200	3,998,283
	Genting Plantations Bhd	82,800	94,171
	George Kent Malaysia Bhd	1,855,600	181,243
	HAP Seng Consolidated Bhd	324,482	334,473
#	Hengyuan Refining Co. Bhd	634,000	423,394
	Hiap Teck Venture Bhd	6,366,200	555,272
	Hibiscus Petroleum Bhd	1,251,400	702,570
#	Hong Leong Financial Group Bhd	1,453,534	5,355,632
	Hong Leong Industries Bhd	129,100	244,035
	IGB Bhd	3,022,296	1,371,757
#	IJM Corp. Bhd	13,018,318	5,194,053
	Insas Bhd	2,517,100	454,285
#	IOI Properties Group Bhd	4,986,225	1,936,319
*	Iskandar Waterfront City Bhd	1,951,300	252,255
# *	JAKS Resources Bhd	6,225,780	254,711
#	Jaya Tiasa Holdings Bhd	2,431,633	438,974
	Keck Seng Malaysia Bhd	732,600	684,214
# *	KNM Group Bhd	11,856,690	247,934
#	Kossan Rubber Industries Bhd	935,700	265,202
# *	KSL Holdings Bhd	1,650,051	374,702
#	Kumpulan Fima Bhd	575,200	214,872
	Land & General Bhd	11,345,220	285,965
#	LBS Bina Group Bhd	3,741,134	404,785
# Ω	Lotte Chemical Titan Holding Bhd	955,993	226,720
#	Magnum Bhd	4,548,645	1,021,239
#	Mah Sing Group Bhd	6,587,962	1,135,013
	Malayan Banking Bhd	9,729,712	18,423,757
#	Malayan Flour Mills Bhd	3,257,475	437,699
#	Malaysia Building Society Bhd	9,653,843	1,470,792

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Resources Corp. Bhd	9,629,347	$870,063
	Matrix Concepts Holdings Bhd	1,342,450	433,542
#	MBM Resources Bhd	769,903	630,542
	Mega First Corp. Bhd	370,400	268,936
	MISC Bhd	3,931,404	5,985,078
#	MKH Bhd	1,882,878	553,389
#	MNRB Holdings Bhd	1,983,779	495,876
	MPHB Capital Bhd	178,400	40,145
	Muda Holdings Bhd	280,700	83,099
# *	Muhibbah Engineering M Bhd	2,526,000	366,007
*	OCK Group Bhd	204,300	16,941
	Oriental Holdings Bhd	2,554,379	3,378,504
	OSK Holdings Bhd	6,539,006	1,618,821
	Pantech Group Holdings Bhd	2,022,394	369,380
#	Paramount Corp. Bhd	1,807,455	348,958
#	Petron Malaysia Refining & Marketing Bhd	247,800	234,688
# *	Pos Malaysia Bhd	1,777,400	190,304
#	PPB Group Bhd	1,952,239	6,220,517
#	RHB Bank Bhd	7,433,092	8,706,396
*	Sapura Energy Bhd	39,709,700	416,558
#	Sarawak Oil Palms Bhd	1,041,700	557,693
	Sime Darby Bhd	13,651,000	6,560,906
	Sime Darby Property Bhd	7,330,900	946,761
	SP Setia Bhd. Group	8,294,573	1,464,201
* ††	Sumatec Resources Bhd	2,855,100	0
	Sunway Bhd	6,852,886	2,660,768
	Suria Capital Holdings Bhd	793,880	263,436
#	Ta Ann Holdings Bhd	878,826	617,586
	Tan Chong Motor Holdings Bhd	658,600	139,593
*	Top Glove Corp. Bhd	9,001,200	1,370,155
# *	Tropicana Corp. Bhd	4,993,061	1,268,000
	TSH Resources Bhd	278,100	56,043
#	UEM Edgenta Bhd	1,204,400	257,932
#	UEM Sunrise Bhd	3,598,745	601,315
	UMW Holdings Bhd	84,600	86,130
	United Malacca Bhd	902,000	961,009
#	UOA Development Bhd	9,677,999	3,433,828
*	Velesto Energy Bhd	14,367,928	769,918
*	Wasco Bhd	447,780	91,201
#	WCT Holdings Bhd	4,268,224	462,063
#	Yinson Holdings Bhd	916,980	471,564
*	YNH Property Bhd	2,049,750	2,193,132
#	YTL Corp. Bhd	11,794,921	3,618,148

TOTAL MALAYSIA			178,401,444

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	23,173,117	14,395,635
#	Alpek SAB de CV	1,714,722	1,009,108
	Arca Continental SAB de CV	23,788	213,457
Ω	Banco del Bajio SA	1,512,528	4,604,951
*	Cemex SAB de CV	2,064,609	1,235,628
*	Cemex SAB de CV, Sponsored ADR	3,267,721	19,508,291
	Coca-Cola Femsa SAB de CV	761,364	5,788,039
	Consorcio ARA SAB de CV	3,207,049	588,792
*	Controladora AXTEL SAB de CV	23,823,748	303,925
	Corp. Actinver SAB de CV	89,268	74,270
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	759,873
#	Cydsa SAB de CV	5,874	6,109
	Dine SAB de CV	993,764	1,271,350

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	El Puerto de Liverpool SAB de CV, Class C1	547,480	$2,787,353
	Fomento Economico Mexicano SAB de CV	407,748	4,610,092
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,239	9,213,315
	GCC SAB de CV	520,672	4,645,587
	Genomma Lab Internacional SAB de CV, Class B	1,481,559	1,102,808
	Gentera SAB de CV	3,252,884	3,446,119
	Grupo Carso SAB de CV	2,298,841	14,734,820
	Grupo Comercial Chedraui SA de CV	1,285,019	7,485,312
#	Grupo Elektra SAB de CV	6,915	441,465
	Grupo Financiero Banorte SAB de CV, Class O	6,941,553	56,232,397
*	Grupo Financiero Inbursa SAB de CV, Class O	5,823,829	12,019,783
*	Grupo Gigante SAB de CV	471,076	794,315
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,007,023
	Grupo KUO SAB De CV, Class B	1,904,343	3,881,780
	Grupo Mexico SAB de CV, Class B	9,956,499	41,346,890
*	Grupo Pochteca SAB de CV	67,810	27,344
*	Grupo Posadas SAB de CV	95,956	142,106
*	Grupo Simec SAB de CV, Class B	689,708	7,325,924
	Grupo Televisa SAB, Sponsored ADR	713,059	1,647,166
* Ω	Grupo Traxion SAB de CV	85,118	126,055
*	Hoteles City Express SAB de CV	259,134	78,190
*	Industrias CH SAB de CV, Class B	1,839,785	19,694,853
# *	Industrias Penoles SAB de CV	519,156	5,744,148
	La Comer SAB de CV	3,014,480	6,012,574
	Megacable Holdings SAB de CV	1,065,091	2,088,356
*	Minera Frisco SAB de CV, Class A1	12,021,781	1,540,314
* Ω	Nemak SAB de CV	8,698,292	1,543,876
	Orbia Advance Corp. SAB de CV	4,119,110	6,685,072
*	Organizacion Cultiba SAB de CV	157,421	96,920
# *	Organizacion Soriana SAB de CV, Class B	13,628,251	23,523,832
	Promotora y Operadora de Infraestructura SAB de CV	574,258	4,732,237
	Regional SAB de CV	70,902	537,359
*	Vista Energy SAB de CV, ADR	3,552	96,685
	Vitro SAB de CV, Class A	927,658	1,072,809

TOTAL MEXICO			297,224,307

PHILIPPINES — (0.9%)
††	ACR Mining Corp.	105,455	6,238
	AllHome Corp.	1,554,000	41,162
	Alliance Global Group, Inc.	16,970,806	3,170,036
	Alsons Consolidated Resources, Inc.	3,162,000	30,710
	Apex Mining Co., Inc.	2,152,000	97,364
*	Atlas Consolidated Mining & Development Corp.	4,214,600	229,873
	Ayala Corp.	237,470	2,538,972
	Ayala Land, Inc.	1,074,900	528,906
	Bank of the Philippine Islands	2,984,222	5,290,913
	BDO Unibank, Inc.	6,379,537	14,360,165
	Belle Corp.	4,041,000	84,201
*	Cebu Air, Inc.	8,930	5,195
* Ω	CEMEX Holdings Philippines, Inc.	159,480	2,282
	China Banking Corp.	7,846,432	4,183,121
	Cosco Capital, Inc.	13,204,600	1,072,926
	DMCI Holdings, Inc.	10,223,900	1,653,155
	East West Banking Corp.	2,667,000	415,506
	Filinvest Development Corp.	384,400	36,313
	Filinvest Land, Inc.	73,198,031	787,427
	First Philippine Holdings Corp.	3,175,100	3,377,475
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	425,462

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	116,817	$1,130,243
*	Integrated Micro-Electronics, Inc.	2,128,500	130,819
	JG Summit Holdings, Inc.	10,053,957	6,521,393
	LT Group, Inc.	9,164,300	1,430,452
	Megaworld Corp.	46,669,300	1,630,150
	Metropolitan Bank & Trust Co.	8,138,062	7,504,095
	Petron Corp.	14,705,900	848,560
††	Philcomsat Holdings Corp.	497,957	664,001
	Philex Mining Corp.	4,703,000	240,340
*	Philippine National Bank	3,173,985	1,044,013
* ††	Philippine National Construction Corp.	398,900	6,461
	Philippine Savings Bank	1,950,769	1,889,067
* ††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	133,027
	Premium Leisure Corp.	6,804,000	70,753
	Puregold Price Club, Inc.	815,100	389,364
	RFM Corp.	762,400	40,186
	Rizal Commercial Banking Corp.	4,608,906	1,901,888
	Robinsons Land Corp.	12,082,608	2,970,300
	Robinsons Retail Holdings, Inc.	799,160	577,350
	San Miguel Corp.	4,864,616	9,010,591
	Security Bank Corp.	1,430,944	1,942,635
*	Shell Pilipinas Corp.	112,730	25,440
*	Top Frontier Investment Holdings, Inc.	526,832	882,006
	Union Bank of the Philippines	6,880,418	7,216,602
	Vista Land & Lifescapes, Inc.	46,966,968	1,325,177

TOTAL PHILIPPINES			87,862,315

POLAND — (1.0%)
*	Agora SA	230,402	507,713
*	Alior Bank SA	407,525	6,415,564
*	Amica SA	9,232	155,866
#	Arctic Paper SA	10,901	46,038
	Asseco Poland SA	72,905	1,334,875
	Bank Handlowy w Warszawie SA	8,741	179,100
*	Bank Millennium SA	1,435,443	2,497,636
	Bank Polska Kasa Opieki SA	298,511	9,070,906
#	Boryszew SA	290,767	415,896
#	Cognor Holding SA	28,557	56,333
# *	Cyfrowy Polsat SA	660,904	2,060,662
	Develia SA	1,336,579	1,569,940
*	Enea SA	865,304	1,499,865
*	Grenevia SA	115,828	82,499
*	Grupa Azoty SA	28,856	150,980
*	Jastrzebska Spolka Weglowa SA	280,580	3,333,159
	KGHM Polska Miedz SA	501,152	13,373,382
#	Lubelski Wegiel Bogdanka SA	25,099	219,485
*	mBank SA	24,628	3,044,595
	ORLEN SA	2,543,352	40,220,351
*	PGE Polska Grupa Energetyczna SA	3,181,321	5,525,051
*	PKP Cargo SA	139,836	511,150
*	Powszechna Kasa Oszczednosci Bank Polski SA	77,411	801,882
*	Santander Bank Polska SA	8,183	888,731
	Stalexport Autostrady SA	176,122	107,851
*	Tauron Polska Energia SA	5,160,346	4,538,354

TOTAL POLAND			98,607,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (0.7%)
	Aamal Co.	6,832,725	$1,542,115
	Al Khaleej Takaful Group QSC	588,658	490,601
	Alijarah Holding Co. QPSC	1,962,869	370,452
*	Baladna	5,068,644	1,561,840
	Barwa Real Estate Co.	6,921,171	4,816,015
	Commercial Bank PSQC	7,440,194	10,480,139
	Doha Bank QPSC	7,558,791	3,147,347
	Doha Insurance Co. QSC	63,045	39,604
	Gulf International Services QSC	6,287,158	4,741,191
	Gulf Warehousing Co.	886,842	722,969
*	Lesha Bank LLC	1,273,329	482,639
	Masraf Al Rayan QSC	15,129,920	8,730,737
*	Mazaya Real Estate Development QPSC	3,976,974	657,594
	Medicare Group	33,315	49,318
	Mesaieed Petrochemical Holding Co.	10,002,202	4,375,264
	Ooredoo QPSC	3,550,263	9,639,693
	Qatar Aluminum Manufacturing Co.	1,709,059	580,254
	Qatar Fuel QSC	504,369	2,058,423
	Qatar Industrial Manufacturing Co. QSC	47,636	39,269
*	Qatar Insurance Co. SAQ	3,130,088	2,125,897
	Qatar National Cement Co. QSC	574,051	554,601
	Qatar Navigation QSC	1,865,164	4,624,323
*	Salam International Investment Ltd. QSC	5,738,848	940,654
	United Development Co. QSC	9,476,366	2,537,402
	Vodafone Qatar QSC	7,116,855	3,482,955

TOTAL QATAR			68,791,296

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.7%)
	Al Babtain Power & Telecommunication Co.	224,875	1,116,775
*	Al Hassan Ghazi Ibrahim Shaker Co.	86,701	470,765
*	Al Jouf Cement Co.	372,442	1,149,831
*	Al Khaleej Training & Education Co.	113,723	590,526
*	AlAbdullatif Industrial Investment Co.	56,817	217,948
*	Al-Etihad Cooperative Insurance Co.	152,177	810,850
*	AlJazira Takaful Ta’awuni Co.	252,086	964,318
*	Allianz Saudi Fransi Cooperative Insurance Co.	135,143	579,110
*	Alujain Corp.	19,105	192,874
	Amlak International Finance Co.	4,912	16,034
	Arab National Bank	2,270,979	14,393,444
	Arabian Cement Co.	362,707	3,013,369
	Arriyadh Development Co.	190,908	1,018,611
	Astra Industrial Group	66,708	1,619,081
*	Bank Al-Jazira	2,336,942	10,197,493
	Banque Saudi Fransi	1,899,436	18,160,248
	Basic Chemical Industries Ltd.	70,641	563,558
*	Buruj Cooperative Insurance Co.	28,096	143,634
	City Cement Co.	464,766	2,157,043
*	Dar Al Arkan Real Estate Development Co.	2,254,833	9,080,544
*	Dur Hospitality Co.	281,135	1,778,330
	Eastern Province Cement Co.	299,249	2,947,811

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Emaar Economic City	1,409,305	$2,749,053
	Etihad Etisalat Co.	1,928,223	23,702,566
	Gulf Insurance Group	116,422	911,151
	Hail Cement Co.	324,890	987,702
*	Jazan Energy & Development Co.	150,160	519,058
	L’Azurde Co. for Jewelry	36,569	118,993
*	Methanol Chemicals Co.	197,004	973,550
	Middle East Paper Co.	5,207	38,044
*	Middle East Specialized Cables Co.	63,395	270,792
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	9,466,508
	Najran Cement Co.	528,846	1,503,421
	National Co. for Glass Industries	62,974	522,065
*	National Gypsum	29,938	160,932
*	National Industrialization Co., Class C	1,491,859	4,623,575
	Nayifat Finance Co.	20,204	69,751
	Northern Region Cement Co.	616,161	1,683,150
*	Rabigh Refining & Petrochemical Co.	1,245,042	3,347,892
	Riyad Bank	1,706,831	12,086,590
	Sahara International Petrochemical Co.	1,991,848	17,156,609
	Saudi Awwal Bank	3,398,651	30,346,916
	Saudi Basic Industries Corp.	3,683,121	75,685,362
	Saudi Ceramic Co.	233,333	1,481,764
	Saudi Chemical Co. Holding	2,499,201	2,665,789
	Saudi Industrial Investment Group	1,364,135	8,725,360
	Saudi Industrial Services Co.	279,157	1,872,550
	Saudi Investment Bank	1,421,028	5,570,214
*	Saudi Kayan Petrochemical Co.	3,707,218	10,462,311
	Saudi Marketing Co.	115,490	615,684
	Saudi National Bank	7,279,260	65,135,874
*	Saudi Reinsurance Co.	85,898	394,620
	Savola Group	385,639	3,742,803
*	Seera Group Holding	807,306	5,076,610
	SHL Finance Co.	3,598	17,266
*	Sinad Holding Co.	369,414	1,004,138
	Southern Province Cement Co.	1,815	19,701
*	Tabuk Cement Co.	313,915	1,217,134
*	Umm Al-Qura Cement Co.	177,305	709,438
	United International Transportation Co.	11,115	199,388
	Yamama Cement Co.	702,169	5,429,940
	Yanbu Cement Co.	28,562	245,656
	Yanbu National Petrochemical Co.	600,169	6,065,949
*	Zamil Industrial Investment Co.	145,468	776,826

TOTAL SAUDI ARABIA			379,534,892

SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	3,603,572	32,881,273
	Adcock Ingram Holdings Ltd.	39,417	114,524
	Advtech Ltd.	74,600	84,957
	AECI Ltd.	658,150	3,900,932
	African Rainbow Minerals Ltd.	387,032	3,189,672
	Alexander Forbes Group Holdings Ltd.	2,296,660	787,183
	Altron Ltd., Class A	134,145	61,502
	Anglo American Platinum Ltd.	5,821	194,489
	Aspen Pharmacare Holdings Ltd.	1,214,818	11,049,320
	Astral Foods Ltd.	179,116	1,404,959
	Barloworld Ltd.	1,215,034	5,119,895
*	Blue Label Telecoms Ltd.	2,430,088	422,686
# *	Brait PLC	5,322,564	694,913
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	747,025

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DataTec Ltd.	3,964,348	$7,505,220
	Discovery Ltd.	258,519	1,782,570
	DRDGOLD Ltd.	857,535	752,277
	Exxaro Resources Ltd.	980,241	9,838,586
	Foschini Group Ltd.	671,637	3,633,098
	Gold Fields Ltd., Sponsored ADR	711,550	9,264,381
	Grindrod Ltd.	140,868	81,996
#	Harmony Gold Mining Co. Ltd.	573,795	2,630,775
	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	1,247,659
	Hudaco Industries Ltd.	161,173	1,336,112
	Impala Platinum Holdings Ltd.	4,059,147	16,908,741
	Investec Ltd.	948,409	5,191,675
*	KAP Ltd.	8,682,242	1,040,049
	Lewis Group Ltd.	831,398	1,730,667
	Life Healthcare Group Holdings Ltd.	1,938,240	1,931,832
	Merafe Resources Ltd.	8,130,071	509,422
*	Metair Investments Ltd.	1,108,694	877,071
	Momentum Metropolitan Holdings	5,912,789	6,658,182
	Motus Holdings Ltd.	449,240	2,231,520
	Mpact Ltd.	1,846,736	2,779,057
	MTN Group Ltd.	1,769,358	8,644,976
	Nedbank Group Ltd.	1,726,016	18,591,975
	Oceana Group Ltd.	170,496	633,475
	Old Mutual Ltd.	17,961,165	11,422,648
	Omnia Holdings Ltd.	1,060,632	3,295,020
Ω	Pepkor Holdings Ltd.	5,619,937	5,129,273
*	PPC Ltd.	6,609,462	988,045
	Raubex Group Ltd.	1,283,198	1,680,570
*	RCL Foods Ltd.	159,113	70,114
	Reunert Ltd.	855,015	2,695,707
	RFG Holdings Ltd.	23,326	13,149
	Sappi Ltd.	3,181,243	6,695,790
	Sasol Ltd.	2,278,774	28,803,094
	Sibanye Stillwater Ltd.	5,264,531	6,715,180
#	Sibanye Stillwater Ltd., ADR	1,276,695	6,485,611
	Standard Bank Group Ltd.	3,236,588	31,765,825
	Super Group Ltd.	2,297,774	3,920,841
*	Telkom SA SOC Ltd.	1,534,994	1,798,557
	Thungela Resources Ltd.	70,227	627,085
*	Trencor Ltd.	1,135,741	431,357
*	Wilson Bayly Holmes-Ovcon Ltd.	281,978	1,786,120
*	Zeda Ltd.	1,219,983	703,782

TOTAL SOUTH AFRICA			281,482,414

SOUTH KOREA — (11.8%)
	Advanced Process Systems Corp.	4,230	51,207
	Aekyung Chemical Co. Ltd.	5,153	41,592
*	Agabang&Company	17,128	46,057
	AJ Networks Co. Ltd.	64,478	185,508
*	Ajin Industrial Co. Ltd.	191,527	568,602
	AK Holdings, Inc.	12,344	159,642
#	Amorepacific Group	71,293	1,514,499
*	Amotech Co. Ltd.	2,225	11,659
*	Ananti, Inc.	63,105	311,610
	Asia Cement Co. Ltd.	83,810	644,097
	ASIA Holdings Co. Ltd.	4,097	519,192
	Asia Paper Manufacturing Co. Ltd.	25,121	730,680
	AUK Corp.	113,262	159,754
	Aurora World Corp.	19,282	95,715

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Baiksan Co. Ltd.	12,777	$79,080
*	Barunson Entertainment & Arts Corp.	76,043	34,661
	BGF Co. Ltd.	108,329	266,913
	BGFecomaterials Co. Ltd.	12,553	35,849
	Binggrae Co. Ltd.	16,369	664,187
*	BioSmart Co. Ltd.	54,215	144,421
	Bixolon Co. Ltd.	27,536	115,648
	BNK Financial Group, Inc.	944,501	4,753,824
	Bookook Securities Co. Ltd.	20,358	318,198
	BYC Co. Ltd.	752	203,338
	Byucksan Corp.	196,118	466,130
*	ChinHung International, Inc.	17,489	14,885
	Chinyang Holdings Corp.	83,349	195,497
	Chongkundang Holdings Corp.	8,612	328,399
* ††	Chorokbaem Media Co. Ltd.	33,099	99,257
	Chosun Refractories Co. Ltd.	24,614	333,885
#	CJ CheilJedang Corp.	39,967	8,372,950
	CJ Corp.	73,717	4,598,198
*	CJ ENM Co. Ltd.	43,688	1,689,472
	CJ Freshway Corp.	2,997	46,569
	CJ Logistics Corp.	25,997	1,461,592
#	Com2uSCorp.	24,035	749,774
*	Comtec Systems Co. Ltd.	330,288	158,059
	CR Holdings Co. Ltd.	58,435	263,060
	Cuckoo Holdings Co. Ltd.	5,600	70,406
	Cuckoo Homesys Co. Ltd.	5,966	90,015
	Dae Hyun Co. Ltd.	150,199	226,821
	Dae Won Kang Up Co. Ltd.	215,821	813,396
* ††	Dae Yu Co. Ltd.	22,377	14,299
# *	Daechang Co. Ltd.	239,534	214,368
	Daechang Forging Co. Ltd.	23,600	104,478
	Daedong Corp.	65,009	594,167
	Daehan Flour Mill Co. Ltd.	5,781	522,240
	Daehan Steel Co. Ltd.	69,851	672,801
#	Daesang Corp.	116,435	1,716,625
	Daesang Holdings Co. Ltd.	69,236	338,332
*	Daesung Industrial Co. Ltd.	9,856	27,685
	Daewon San Up Co. Ltd.	61,406	246,716
*	Daewoo Engineering & Construction Co. Ltd.	1,044,086	3,046,085
#	Daewoong Co. Ltd.	18,999	209,927
* ††	Dahaam E-Tec Co. Ltd.	3,535	34,257
	Daihan Pharmaceutical Co. Ltd.	14,428	286,296
	Daishin Securities Co. Ltd.	167,158	1,734,992
	Daol Investment & Securities Co. Ltd.	186,184	528,284
	Daou Data Corp.	10,912	92,493
	Daou Technology, Inc.	131,192	1,587,951
*	Dasan Networks, Inc.	12,426	32,456
	DB Financial Investment Co. Ltd.	171,696	485,297
	DB Insurance Co. Ltd.	156,903	10,207,935
*	DB, Inc.	57,306	67,326
	Deutsch Motors, Inc.	69,902	254,417
	Device ENG Co. Ltd.	2,161	20,796
	DGB Financial Group, Inc.	872,289	5,080,415
	DI Dong Il Corp.	31,247	615,681
	Display Tech Co. Ltd.	36,701	134,651
	DL Construction Co. Ltd.	7,274	66,622
	DL E&C Co. Ltd.	231,235	5,877,353
#	DL Holdings Co. Ltd.	68,570	2,159,534
	DMS Co. Ltd.	60,802	246,980

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DN Automotive Corp.	1,890	$110,876
	Dong A Eltek Co. Ltd.	36,986	141,023
	Dong-A Socio Holdings Co. Ltd.	6,683	493,376
	Dong-A ST Co. Ltd.	1,603	66,062
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,488
*	Dongbang Transport Logistics Co. Ltd.	18,374	24,771
	Dongbu Corp.	36,803	155,109
*	Dongkuk CM Co. Ltd.	108,073	552,366
	Dongkuk Holdings Co. Ltd.	59,977	383,281
	Dongkuk Industries Co. Ltd.	55,343	180,987
*	Dongkuk Steel Mill Co. Ltd.	186,823	1,462,449
	Dongsung Chemical Co. Ltd.	159,407	485,382
	Dongwha Pharm Co. Ltd.	56,374	404,957
	Dongwon Development Co. Ltd.	229,359	541,161
	Dongwon F&B Co. Ltd.	15,560	335,716
	Dongwon Industries Co. Ltd.	24,891	551,371
#	Dongyang E&P, Inc.	28,974	396,921
	Doosan Bobcat, Inc.	233,044	6,695,589
	Doosan Co. Ltd.	28,833	1,590,746
	DoubleUGames Co. Ltd.	20,931	642,248
	Dreamtech Co. Ltd.	24,619	190,447
*	Duksan Hi-Metal Co. Ltd.	31,358	139,729
	DY Corp.	89,127	361,840
	DY POWER Corp.	23,114	200,606
	Eagon Industrial Ltd.	37,684	186,860
	Easy Holdings Co. Ltd.	239,082	456,648
	EBEST Investment & Securities Co. Ltd.	3,604	10,077
* ††	Eco Volt Co. Ltd.	44,453	33,985
	Ecoplastic Corp.	7,162	27,174
	Elentec Co. Ltd.	4,867	30,828
	E-MART, Inc.	60,575	3,265,776
	ENF Technology Co. Ltd.	5,044	70,440
	Estechpharma Co. Ltd.	22,481	101,155
#	Eugene Corp.	285,673	693,506
	Eugene Investment & Securities Co. Ltd.	276,229	826,199
	Eusu Holdings Co. Ltd.	64,565	287,052
	Fila Holdings Corp.	65,137	1,724,775
	Fursys, Inc.	20,360	438,012
*	GAEASOFT	9,468	41,871
	Gaon Cable Co. Ltd.	13,401	157,986
	Gemvaxlink Co. Ltd.	117,017	88,010
	Geumhwa PSC Co. Ltd.	976	18,646
	Global Standard Technology Co. Ltd.	1,389	20,911
	Golfzon Newdin Holdings Co. Ltd.	125,101	340,220
	Gradiant Corp.	4,076	32,627
	Green Cross Holdings Corp.	8,748	87,839
#	GS Engineering & Construction Corp.	214,489	2,099,397
*	GS Global Corp.	240,697	399,096
	GS Holdings Corp.	249,541	7,287,061
	GS Retail Co. Ltd.	126,681	2,282,086
	Gwangju Shinsegae Co. Ltd.	19,015	424,189
	Haitai Confectionery & Foods Co. Ltd.	12,558	46,920
	Hana Financial Group, Inc.	1,106,230	32,165,577
	Handok, Inc.	19,195	165,095
#	Handsome Co. Ltd.	77,889	1,076,896
	Hanil Cement Co. Ltd.	3,609	32,633
	Hanil Holdings Co. Ltd.	81,808	669,722
	Hanjin Transportation Co. Ltd.	45,583	639,019
	Hankook Tire & Technology Co. Ltd.	258,952	7,346,862

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Construction Co. Ltd.	31,766	$164,584
	Hansol Holdings Co. Ltd.	183,549	361,133
*	Hansol HomeDeco Co. Ltd.	394,971	248,209
	Hansol Paper Co. Ltd.	87,967	651,304
	Hansol Technics Co. Ltd.	152,097	677,547
	Hanwha Corp.	160,503	2,643,827
*	Hanwha Galleria Corp.	338,132	253,067
*	Hanwha General Insurance Co. Ltd.	85,465	262,835
*	Hanwha Investment & Securities Co. Ltd.	574,779	980,672
*	Hanwha Life Insurance Co. Ltd.	1,322,367	2,717,409
# *	Hanwha Solutions Corp.	299,817	6,386,173
	Hanyang Eng Co. Ltd.	53,693	560,099
	Hanyang Securities Co. Ltd.	48,595	334,202
	Harim Co. Ltd.	38,639	79,321
	Harim Holdings Co. Ltd.	217,823	1,069,279
	HB Technology Co. Ltd.	97,773	173,333
	HD Hyundai Co. Ltd.	176,492	7,517,212
	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,222,390
	HD Hyundai Energy Solutions Co. Ltd.	3,228	52,373
#	HD Hyundai Infracore Co. Ltd.	342,785	1,700,831
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	129,727	8,702,480
	HDC Holdings Co. Ltd.	14,787	67,961
	HDC Hyundai Development Co-Engineering & Construction, Class E	108,252	934,860
	HDC Hyundai Engineering Plastics Co. Ltd.	60,620	182,810
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	184,859
	Hitejinro Holdings Co. Ltd.	41,023	257,918
*	HL D&I Halla Corp.	124,417	187,610
	HL Holdings Corp.	32,020	756,429
	HL Mando Co. Ltd.	70,464	1,716,020
#	HMM Co. Ltd.	993,997	10,766,265
	HS Industries Co. Ltd.	25,835	67,247
*	Huneed Technologies	2,929	18,699
	Huons Global Co. Ltd.	19,207	285,885
	Husteel Co. Ltd.	14,673	49,878
*	Huvis Corp.	55,058	173,062
	Hwa Shin Co. Ltd.	17,871	133,998
	Hwangkum Steel & Technology Co. Ltd.	48,647	249,036
	Hwaseung Enterprise Co. Ltd.	6,489	40,514
	HwaSung Industrial Co. Ltd.	34,966	252,615
	Hy-Lok Corp.	39,093	686,730
#	Hyosung Corp.	27,435	1,199,953
*	Hyosung Heavy Industries Corp.	2,255	286,017
	Hyundai BNG Steel Co. Ltd.	48,669	511,259
	Hyundai Corp.	35,993	471,180
	Hyundai Corp. Holdings, Inc.	31,933	241,630
	Hyundai Department Store Co. Ltd.	70,386	2,787,604
	Hyundai Engineering & Construction Co. Ltd.	257,439	6,384,687
	Hyundai Futurenet Co. Ltd.	104,556	250,809
	Hyundai GF Holdings	545,074	1,407,349
	Hyundai Glovis Co. Ltd.	65,045	8,254,915
*	Hyundai Green Food	1,499	12,583
	Hyundai Home Shopping Network Corp.	31,878	979,478
*	Hyundai Livart Furniture Co. Ltd.	68,316	403,819
	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	5,555,735
	Hyundai Mobis Co. Ltd.	146,327	22,660,896
	Hyundai Motor Co.	482,676	60,809,506
	Hyundai Motor Securities Co. Ltd.	109,849	665,051
	Hyundai Steel Co.	347,546	8,451,760
	Hyundai Wia Corp.	71,583	2,979,836

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co. Ltd.	25,924	$218,575
	Iljin Electric Co. Ltd.	37,569	349,464
	Iljin Holdings Co. Ltd.	91,947	249,048
	Ilshin Spinning Co. Ltd.	78,231	497,491
	Ilsung Pharmaceuticals Co. Ltd.	29,215	423,169
	iMarketKorea, Inc.	88,543	513,092
	Industrial Bank of Korea	1,115,796	9,234,298
	Innocean Worldwide, Inc.	24,894	805,680
#	INTOPS Co. Ltd.	44,013	781,547
	Inzi Controls Co. Ltd.	8,200	45,148
*	IS Dongseo Co. Ltd.	61,006	1,139,729
	JASTECH Ltd.	17,210	96,220
	JB Financial Group Co. Ltd.	558,592	4,178,298
	JC Chemical Co. Ltd.	27,149	134,567
	Jinsung T.E.C.	6,256	44,593
	Kangnam Jevisco Co. Ltd.	19,813	290,032
#	Kangwon Land, Inc.	73,681	802,280
	KAON Group Co. Ltd.	13,479	58,552
	KB Financial Group, Inc., ADR	1,859,247	70,948,865
	KC Co. Ltd.	39,745	447,728
	KC Tech Co. Ltd.	15,033	212,169
	KCC Corp.	16,696	2,942,563
	KCC Glass Corp.	59,922	1,799,961
	KCTC	7,171	20,736
	KG Chemical Corp.	52,148	234,301
	KG Eco Technology Service Co. Ltd.	24,292	201,183
* ††	KG Mobility Co.	14,301	77,721
#	Kginicis Co. Ltd.	39,007	299,404
	KGMobilians Co. Ltd.	12,054	42,578
	Kia Corp.	1,118,017	63,873,904
	KISCO Corp.	58,802	267,678
	KISCO Holdings Co. Ltd.	32,652	503,674
	KISWIRE Ltd.	58,470	818,779
#	KIWOOM Securities Co. Ltd.	76,502	4,573,982
	Kolmar Korea Holdings Co. Ltd.	49,584	246,781
	Kolon Corp.	38,037	447,985
	Kolon Global Corp.	20,943	197,842
#	Kolon Industries, Inc.	94,021	3,037,186
*	Kolon Mobility Group Corp.	75,401	148,289
	Komelon Corp.	29,152	182,248
	Kook Soon Dang Brewery Co. Ltd.	26,660	94,920
	Korea Alcohol Industrial Co. Ltd.	70,875	535,682
	Korea Asset In Trust Co. Ltd.	256,587	613,560
*	Korea Circuit Co. Ltd.	29,784	300,419
	Korea Electric Terminal Co. Ltd.	31,731	1,484,005
	Korea Export Packaging Industrial Co. Ltd.	18,130	36,263
	Korea Investment Holdings Co. Ltd.	149,319	5,582,082
*	Korea Line Corp.	871,544	1,080,698
	Korea Movenex Co. Ltd.	134,001	886,979
#	Korea Petrochemical Ind Co. Ltd.	18,759	2,215,949
	Korea Real Estate Investment & Trust Co. Ltd.	742,948	642,955
	Korea United Pharm, Inc.	5,533	95,708
#	Korea Zinc Co. Ltd.	6,272	2,179,635
	Korean Air Lines Co. Ltd.	475,142	7,229,368
	Korean Reinsurance Co.	545,536	3,588,234
	Kortek Corp.	52,428	264,997
	KPX Chemical Co. Ltd.	12,798	402,967
	KSS LINE Ltd.	82,545	481,611
	KT Skylife Co. Ltd.	111,351	486,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	33,683	$88,716
	Ktis Corp.	138,562	305,692
	Kukdo Chemical Co. Ltd.	3,664	106,147
	Kukdong Oil & Chemicals Co. Ltd.	26,930	104,860
*	Kumho HT, Inc.	168,166	81,098
	Kumho Petrochemical Co. Ltd.	50,295	4,727,053
# *	Kumho Tire Co., Inc.	334,738	1,042,826
	KUMHOE&C Co. Ltd.	7,074	26,507
	Kumkang Kind Co. Ltd.	96,105	380,162
	Kwang Dong Pharmaceutical Co. Ltd.	88,955	486,604
*	KX Hitech Co. Ltd.	81,334	62,370
	Kyeryong Construction Industrial Co. Ltd.	39,211	366,885
	Kyobo Securities Co. Ltd.	108,288	390,234
	Kyungbang Co. Ltd.	61,163	361,222
	Kyungdong Pharm Co. Ltd.	14,689	68,625
	Kyung-In Synthetic Corp.	6,399	17,111
*	LB Semicon, Inc.	13,988	61,360
	LEADCORP, Inc.	81,748	319,456
	LF Corp.	98,637	1,020,337
	LG Chem Ltd.	12,349	4,047,287
	LG Corp.	286,875	16,420,441
*	LG Display Co. Ltd., ADR	2,590,012	11,499,653
	LG Electronics, Inc.	538,144	39,921,129
	LG HelloVision Co. Ltd.	155,009	381,543
	LG Uplus Corp.	1,141,523	8,555,384
	Lotte Chemical Corp.	60,689	6,590,638
	Lotte Chilsung Beverage Co. Ltd.	9,787	1,055,373
#	Lotte Corp.	93,211	1,797,683
*	Lotte Data Communication Co.	2,794	57,933
#	LOTTE Fine Chemical Co. Ltd.	84,305	3,501,964
	LOTTE Himart Co. Ltd.	38,788	273,979
*	Lotte Non-Life Insurance Co. Ltd.	340,947	605,080
	Lotte Rental Co. Ltd.	3,972	75,751
	Lotte Shopping Co. Ltd.	38,263	2,046,248
#	Lotte Wellfood Co. Ltd.	8,218	694,549
	LS Corp.	63,826	3,711,002
*	Lumens Co. Ltd.	190,857	181,194
*	LVMC Holdings	327,548	508,205
	LX Hausys Ltd.	28,062	796,203
	LX Holdings Corp.	153,703	768,768
#	LX International Corp.	149,044	2,752,551
	Maeil Dairies Co. Ltd.	6,841	229,373
	MegaStudy Co. Ltd.	43,791	352,215
	Meritz Financial Group, Inc.	87,632	3,261,438
	Mi Chang Oil Industrial Co. Ltd.	4,014	215,335
*	Mirae Asset Life Insurance Co. Ltd.	325,842	1,220,626
	Mirae Asset Securities Co. Ltd.	1,019,702	4,995,213
	MK Electron Co. Ltd.	88,121	708,728
	Mobase Electronics Co. Ltd.	16,407	22,527
	Moorim P&P Co. Ltd.	125,039	283,851
	Moorim Paper Co. Ltd.	105,332	163,016
	Motonic Corp.	51,452	313,223
	MS Autotech Co. Ltd.	11,058	42,089
	Muhak Co. Ltd.	20,838	83,689
	Nam Hwa Construction Co. Ltd.	23,163	106,845
	Namyang Dairy Products Co. Ltd.	1,824	623,625
	Nature Holdings Co. Ltd.	7,642	122,663
*	Neowiz Holdings Corp.	19,890	294,628
*	Nepes Ark Corp.	1,099	14,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#* Ω	Netmarble Corp.	52,212	$1,498,960
	Nexen Corp.	120,151	348,196
	Nexen Tire Corp.	195,924	1,081,346
	NH Investment & Securities Co. Ltd., Class C	507,699	3,642,451
*	NHN Corp.	87,669	1,390,664
	NI Steel Co. Ltd.	17,889	75,621
	NICE Holdings Co. Ltd.	15,181	134,996
	Nice Information & Telecommunication, Inc.	11,567	174,995
	NICE Total Cash Management Co. Ltd., Class C	7,446	31,195
	Nong Shim Holdings Co. Ltd.	11,334	549,861
#	Nong Woo Bio Co. Ltd.	21,556	119,289
	NongShim Co. Ltd.	8,019	2,637,410
	NOROO Paint & Coatings Co. Ltd.	54,335	366,726
	NOVAREX Co. Ltd.	19,084	178,062
	NPC	66,175	239,020
*	OCI Co. Ltd.	25,583	1,979,681
#	OCI Holdings Co. Ltd.	56,461	4,079,428
	OPTUS Pharmaceutical Co. Ltd.	21,387	76,340
#	Orion Holdings Corp.	129,555	1,523,462
* ††	Osung Advanced Materials Co. Ltd.	213,691	221,843
#	Ottogi Corp.	3,246	900,388
#	Pan Ocean Co. Ltd.	1,286,716	4,107,977
	Partron Co. Ltd.	103,692	667,771
	PHA Co. Ltd.	46,943	313,126
#	Poongsan Corp.	88,816	2,370,255
	Poongsan Holdings Corp.	28,395	675,650
	POSCO Holdings, Inc., Sponsored ADR	787,409	60,244,662
	POSCO Holdings, Inc.	58,373	17,869,444
	Rayence Co. Ltd.	15,304	102,397
*	RFTech Co. Ltd.	49,408	135,411
	Sajo Industries Co. Ltd.	12,362	357,941
	Sajodaerim Corp.	10,562	218,410
	Sam Young Electronics Co. Ltd.	66,503	390,230
	Sambo Corrugated Board Co. Ltd.	31,268	197,141
	Sambo Motors Co. Ltd.	51,326	198,451
	Samho Development Co. Ltd.	108,856	263,720
	SAMHWA Paints Industrial Co. Ltd.	68,665	306,950
	Samick Musical Instruments Co. Ltd.	299,467	229,379
	Samji Electronics Co. Ltd.	15,508	85,123
*	Samjin LND Co. Ltd.	82,899	100,471
*	Samkee Corp.	38,245	57,362
	Sammok S-Form Co. Ltd.	26,629	300,482
#	SAMPYO Cement Co. Ltd.	165,855	380,104
	Samsung C&T Corp.	214,285	16,942,590
#	Samsung Card Co. Ltd.	106,008	2,462,119
	Samsung Electronics Co. Ltd.	3,630,212	180,693,359
	Samsung Fire & Marine Insurance Co. Ltd.	87,926	16,813,424
	Samsung Life Insurance Co. Ltd.	208,367	11,155,826
	Samsung SDS Co. Ltd.	25,676	2,631,916
	Samsung Securities Co. Ltd.	218,225	5,716,695
	SAMT Co. Ltd.	116,800	220,048
	Samyang Corp.	15,049	463,783
	Samyang Holdings Corp.	20,956	1,055,235
	Samyang Packaging Corp.	1,251	13,960
	Samyang Tongsang Co. Ltd.	7,531	260,423
# *	Sangsangin Co. Ltd.	31,964	100,143
	SAVEZONE I&C Corp.	83,806	149,389
	SeAH Besteel Holdings Corp.	84,469	1,364,541
	SeAH Holdings Corp.	4,354	343,004

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	5,976	$546,247
	SeAH Steel Holdings Corp.	8,469	1,257,488
	Sebang Co. Ltd.	51,264	403,453
	Sebang Global Battery Co. Ltd.	30,660	1,123,941
	Seegene, Inc.	28,464	403,212
	Segyung Hitech Co. Ltd.	14,098	106,540
	Sejong Industrial Co. Ltd.	91,161	354,324
	Sempio Co.	1,814	63,184
	Seohan Co. Ltd.	460,494	310,020
*	Seojin System Co. Ltd.	4,669	57,979
	Seoul Semiconductor Co. Ltd.	33,946	254,012
	SEOWONINTECH Co. Ltd.	6,241	25,699
	Seoyon Co. Ltd.	61,121	300,528
	Seoyon E-Hwa Co. Ltd.	81,828	868,380
	SGC e Tec E&C Co. Ltd.	11,889	161,877
	SGC Energy Co. Ltd.	17,739	354,590
	Shin Heung Energy & Electronics Co. Ltd.	1,618	43,929
#	Shindaeyang Paper Co. Ltd.	79,366	321,943
	Shinhan Financial Group Co. Ltd.	709,922	18,247,986
	Shinhan Financial Group Co. Ltd., ADR	1,007,399	25,678,600
	Shinsegae Engineering & Construction Co. Ltd.	13,456	126,710
	Shinsegae Food Co. Ltd.	2,444	65,053
	Shinsegae Information & Communication Co. Ltd.	6,640	55,591
#	Shinsegae International, Inc.	32,143	371,309
#	Shinsegae, Inc.	33,139	4,150,683
	Shinsung Tongsang Co. Ltd.	11,144	17,101
	Shinyoung Securities Co. Ltd.	25,871	1,073,304
*	Signetics Corp.	72,547	54,075
	Silla Co. Ltd.	36,116	223,307
	Simmtech Holdings Co. Ltd.	23,148	41,188
	SIMPAC, Inc.	112,228	273,792
	Sindoh Co. Ltd.	25,367	600,344
	Sinil Pharm Co. Ltd.	28,347	135,714
#	SK Chemicals Co. Ltd.	6,802	284,764
	SK D&D Co. Ltd.	2,764	56,267
	SK Discovery Co. Ltd.	54,980	1,507,416
	SK Gas Ltd.	6,258	686,436
	SK Hynix, Inc.	499,444	43,372,765
*	SK Innovation Co. Ltd.	209,073	19,047,498
#	SK Networks Co. Ltd.	628,706	2,596,252
	SK Securities Co. Ltd.	1,783,971	762,843
	SK, Inc.	133,375	14,061,841
#	SL Corp.	64,147	1,417,223
	SNT Dynamics Co. Ltd.	49,889	485,137
	SNT Holdings Co. Ltd.	35,428	420,604
	SNT Motiv Co. Ltd.	42,825	1,283,801
	S-Oil Corp.	150,990	7,451,745
*	Solborn, Inc.	19,961	56,867
	Songwon Industrial Co. Ltd.	42,555	541,135
#	Soulbrain Holdings Co. Ltd.	14,138	342,508
	Spigen Korea Co. Ltd.	7,426	167,832
	Sugentech, Inc.	23,287	103,657
	Suheung Co. Ltd.	12,964	272,706
	Sung Kwang Bend Co. Ltd.	91,464	915,951
*	Sungchang Enterprise Holdings Ltd.	256,533	335,636
	Sungshin Cement Co. Ltd.	89,238	548,512
	Sungwoo Hitech Co. Ltd.	306,796	1,797,980
	Sunjin Co. Ltd.	49,238	261,123
*	Suprema, Inc.	3,215	46,067

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SurplusGLOBAL, Inc.	4,256	$9,193
	Systems Technology, Inc.	7,795	158,935
	Tae Kyung Industrial Co. Ltd.	64,197	316,594
#	Taekwang Industrial Co. Ltd.	1,637	701,045
* ††	Taewoong Co. Ltd.	82,505	943,857
	Taeyoung Engineering & Construction Co. Ltd.	102,807	274,089
*	Thinkware Systems Corp.	15,806	164,953
	TK Corp.	35,200	396,920
	TKG Huchems Co. Ltd.	4,456	72,230
*	Tongyang Life Insurance Co. Ltd.	229,091	745,252
	Tongyang, Inc.	243,708	179,518
*	Top Engineering Co. Ltd.	67,035	269,962
	Tovis Co. Ltd.	27,256	344,055
	TS Corp.	219,521	495,571
	TY Holdings Co. Ltd.	127,479	496,103
	TYM Corp.	19,399	71,429
	Uju Electronics Co. Ltd.	11,348	107,718
*	Unid Btplus Co. Ltd.	31,596	176,483
	Unid Co. Ltd.	19,927	1,128,344
	Uniquest Corp.	27,217	102,328
	Viatron Technologies, Inc.	23,585	140,640
	Vitzro Tech Co. Ltd.	9,673	53,732
	Webzen, Inc.	3,005	30,612
	Whanin Pharmaceutical Co. Ltd.	28,020	291,973
*	WillBes & Co.	5,971	2,025
	WiSoL Co. Ltd.	74,300	332,823
*	WONIK CUBE Corp.	25,551	26,898
*	Wonik Holdings Co. Ltd.	217,978	481,280
#	Wonik Materials Co. Ltd.	14,917	289,625
	Woongjin Thinkbig Co. Ltd.	113,256	204,519
*	Wooree Bio Co. Ltd.	29,640	53,668
	Woori Financial Group, Inc.	2,109,635	18,633,880
# *	Woori Technology Investment Co. Ltd.	30,291	92,742
	Woorison F&G Co. Ltd.	86,772	99,819
	Y G-1 Co. Ltd.	76,255	299,333
	Y-entec Co. Ltd.	43,424	226,991
	Yoosung Enterprise Co. Ltd.	98,733	208,622
#	Young Poong Corp.	1,950	679,824
	Young Poong Precision Corp.	53,659	468,210
	Youngone Corp.	119,395	4,799,618
	Youngone Holdings Co. Ltd.	26,091	1,513,709
	Yuanta Securities Korea Co. Ltd.	473,188	830,495
	YuHwa Securities Co. Ltd.	130,435	209,141
	Yuyu Pharma, Inc.	30,382	97,436
	Zinus, Inc.	5,733	80,892

TOTAL SOUTH KOREA			1,202,008,563

TAIWAN — (16.6%)
	ABC Taiwan Electronics Corp.	14,690	10,614
	Abico Avy Co. Ltd.	647,364	465,088
#	Ability Enterprise Co. Ltd.	1,079,330	750,713
#	Acer, Inc.	12,869,109	13,601,175
#	ACES Electronic Co. Ltd.	564,778	493,053
*	Acon Holding, Inc.	45,000	13,034
	Acter Group Corp. Ltd.	52,000	288,871
	Action Electronics Co. Ltd.	85,000	41,217
#	Advanced International Multitech Co. Ltd.	463,000	948,597
	Advanced Optoelectronic Technology, Inc.	543,000	296,779
	AEON Motor Co. Ltd.	67,000	73,105

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AGV Products Corp.	1,831,211	$660,560
	Airmate Cayman International Co. Ltd.	53,084	27,906
*	ALI Corp.	162,000	119,553
	Alltek Technology Corp.	219,120	227,627
#	Alpha Networks, Inc.	1,013,086	1,111,276
	Altek Corp.	1,387,365	1,447,620
	Ambassador Hotel	1,397,000	2,040,019
	Ampire Co. Ltd.	17,000	19,032
#	AMPOC Far-East Co. Ltd.	354,000	769,378
	AmTRAN Technology Co. Ltd.	3,554,388	1,254,093
	Anji Technology Co. Ltd.	22,000	25,102
	Apacer Technology, Inc.	534,210	907,641
#	APCB, Inc.	740,000	413,651
	Apex Biotechnology Corp.	59,000	48,617
	Apex International Co. Ltd.	662,263	954,859
	Apex Science & Engineering	94,386	32,367
	Arcadyan Technology Corp.	422,000	2,015,079
	Ardentec Corp.	2,214,058	4,455,923
	Argosy Research, Inc.	25,000	90,348
	ASE Technology Holding Co. Ltd.	14,047,000	49,178,252
	Asia Cement Corp.	7,915,589	9,774,760
	Asia Electronic Material Co. Ltd.	144,000	73,502
	Asia Optical Co., Inc.	247,000	462,553
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,077,670
*	Asia Plastic Recycling Holding Ltd.	671,942	145,380
#	Asia Polymer Corp.	2,200,530	1,600,999
	Asia Tech Image, Inc.	68,000	135,391
	Asia Vital Components Co. Ltd.	427,487	3,777,370
	ASolid Technology Co. Ltd.	16,000	46,640
	Asustek Computer, Inc.	2,322,000	24,346,467
	Aten International Co. Ltd.	7,000	17,183
	Audix Corp.	399,332	695,653
	AUO Corp., ADR	3,064,962	14,527,920
	AVer Information, Inc.	129,000	186,939
	Avermedia Technologies	109,600	111,440
*	Azurewave Technologies, Inc.	37,000	36,004
# *	Bank of Kaohsiung Co. Ltd.	3,004,720	1,080,381
	Basso Industry Corp.	255,000	305,770
#	BenQ Materials Corp.	195,000	207,949
#	BES Engineering Corp.	7,377,443	2,664,895
#	Bin Chuan Enterprise Co. Ltd.	239,000	160,155
# *	Biostar Microtech International Corp.	901,055	659,137
	Bizlink Holding, Inc.	192,000	1,496,176
#	Bright Led Electronics Corp.	539,000	274,089
	Brighton-Best International Taiwan, Inc.	92,000	94,547
	C Sun Manufacturing Ltd.	18,540	25,431
	Cameo Communications, Inc.	1,053,712	305,036
	Capital Securities Corp.	9,159,158	4,037,056
#	Career Technology MFG. Co. Ltd.	1,606,085	998,817
#	Carnival Industrial Corp.	691,007	253,079
	Caswell, Inc.	10,000	25,539
	Catcher Technology Co. Ltd.	2,080,000	11,668,575
	Cathay Chemical Works	284,000	339,840
	Cathay Financial Holding Co. Ltd.	23,968,201	32,526,032
#	Cathay Real Estate Development Co. Ltd.	2,926,694	1,372,453
#	Cayman Engley Industrial Co. Ltd.	110,000	188,149
	CCP Contact Probes Co. Ltd.	19,000	23,728
#	Celxpert Energy Corp.	450,304	390,042
	Center Laboratories, Inc.	297,214	419,539

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Central Reinsurance Co. Ltd.	1,026,148	$711,882
#	Chain Chon Industrial Co. Ltd.	673,419	270,495
*	ChainQui Construction Development Co. Ltd.	571,393	268,106
	Champion Building Materials Co. Ltd.	1,207,445	334,987
	Chang Hwa Commercial Bank Ltd.	16,206,252	8,585,719
	Chang Wah Electromaterials, Inc.	44,000	41,030
	Charoen Pokphand Enterprise	99,600	278,476
	CHC Healthcare Group	551,000	1,030,680
	CHC Resources Corp.	17,000	28,983
#	Chen Full International Co. Ltd.	281,000	321,136
#	Cheng Loong Corp.	4,361,659	3,810,637
#	Cheng Mei Materials Technology Corp.	1,535,880	586,293
	Cheng Shin Rubber Industry Co. Ltd.	6,726,000	9,191,367
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,491,573
#	Chenming Electronic Technology Corp.	385,000	503,799
	Chia Chang Co. Ltd.	635,000	813,489
#	Chia Hsin Cement Corp.	2,597,114	1,428,883
	Chian Hsing Forging Industrial Co. Ltd.	45,100	42,497
	Chicony Electronics Co. Ltd.	132,000	508,166
	Chien Kuo Construction Co. Ltd.	857,797	357,553
	Chien Shing Harbour Service Co. Ltd.	24,496	28,903
#	China Airlines Ltd.	13,804,353	8,275,097
	China Bills Finance Corp.	3,514,000	1,544,823
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	849,903
	China Container Terminal Corp.	82,000	50,676
# *	China Development Financial Holding Corp.	57,705,205	20,171,352
#	China Electric Manufacturing Corp.	1,100,432	537,863
#	China General Plastics Corp.	1,108,585	731,249
#	China Glaze Co. Ltd.	602,799	258,931
# *	China Man-Made Fiber Corp.	6,929,014	1,696,195
	China Metal Products	1,402,969	1,519,109
	China Motor Corp.	1,050,099	2,815,457
*	China Petrochemical Development Corp.	19,537,068	6,126,294
	China Steel Corp.	50,221,320	37,467,800
#	China Wire & Cable Co. Ltd.	434,600	455,374
#	Chinese Maritime Transport Ltd.	388,270	470,441
	Ching Feng Home Fashions Co. Ltd.	42,025	22,188
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,205,214
	Chipbond Technology Corp.	2,302,000	4,835,387
	ChipMOS Technologies, Inc.	2,725,085	3,453,937
	ChipMOS Technologies, Inc., ADR	24,284	607,094
	Chong Hong Construction Co. Ltd.	97,000	216,135
	Chun YU Works & Co. Ltd.	834,750	564,380
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,159,914
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	49,701
#	Chung Hwa Pulp Corp.	1,942,353	1,250,302
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	50,000	83,390
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	86,663
	Clevo Co.	1,297,000	1,252,386
*	CMC Magnetics Corp.	5,117,019	1,769,873
#	CoAsia Electronics Corp.	320,663	109,772
#	Collins Co. Ltd.	641,224	315,377
#	Compal Electronics, Inc.	16,126,332	14,027,240
#	Compeq Manufacturing Co. Ltd.	5,127,000	8,383,110
#	Compucase Enterprise	57,000	114,130
# *	Concord Securities Co. Ltd.	2,251,489	901,638
#	Continental Holdings Corp.	2,142,540	1,778,615
#	Contrel Technology Co. Ltd.	714,000	368,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coretronic Corp.	1,639,800	$3,704,793
#	Coxon Precise Industrial Co. Ltd.	434,000	189,470
	CTBC Financial Holding Co. Ltd.	76,433,073	57,561,980
	CTCI Corp.	189,000	230,094
	CviLux Corp.	109,000	125,272
	Cyberlink Corp.	8,000	21,998
# *	CyberTAN Technology, Inc.	799,000	567,046
	DA CIN Construction Co. Ltd.	1,298,063	1,535,189
	Da-Li Development Co. Ltd.	31,500	30,868
	Darfon Electronics Corp.	433,000	581,078
#	Darwin Precisions Corp.	2,051,635	877,814
	De Licacy Industrial Co. Ltd.	103,880	41,680
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,165,994
	Dimerco Express Corp.	27,000	66,074
	D-Link Corp.	2,996,068	1,700,607
	Dyaco International, Inc.	34,117	33,310
	Dynamic Holding Co. Ltd.	977,873	2,360,874
	Dynapack International Technology Corp.	750,000	1,816,459
	E.Sun Financial Holding Co. Ltd.	29,487,630	21,727,632
*	Eastern Media International Corp.	40,000	27,002
#	Edimax Technology Co. Ltd.	982,902	413,723
#	Edison Opto Corp.	577,250	419,260
#	Edom Technology Co. Ltd.	988,350	710,707
#	Elite Advanced Laser Corp.	103,000	184,107
	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,288,228
	Emerging Display Technologies Corp.	39,000	33,443
††	ENG Electric Co. Ltd.	239,997	1,013
	Ennoconn Corp.	204,599	1,579,284
# *	Ennostar, Inc.	2,645,210	3,375,700
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,047,348
*	Epileds Technologies, Inc.	79,000	35,273
	Eson Precision Ind Co. Ltd.	266,000	466,137
	Eternal Materials Co. Ltd.	2,005,487	1,723,143
#	Eva Airways Corp.	11,359,355	9,632,889
*	Everest Textile Co. Ltd.	2,226,813	509,957
	Evergreen International Storage & Transport Corp.	2,563,000	2,366,414
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	13,083,681
	Evergreen Steel Corp.	169,000	368,177
#	Everlight Chemical Industrial Corp.	849,950	505,341
	Everlight Electronics Co. Ltd.	2,272,000	3,112,948
*	Everspring Industry Co. Ltd.	45,000	21,019
	Excel Cell Electronic Co. Ltd.	37,000	26,644
#	Excelsior Medical Co. Ltd.	554,665	1,478,705
	Far Eastern Department Stores Ltd.	4,119,445	3,046,661
	Far Eastern International Bank	12,877,978	4,575,612
	Far Eastern New Century Corp.	13,226,528	12,050,849
	Farcent Enterprise Co. Ltd.	11,000	19,058
	Farglory F T Z Investment Holding Co. Ltd.	62,000	89,135
	Farglory Land Development Co. Ltd.	1,437,264	2,649,148
#	Feedback Technology Corp.	115,000	308,613
	Feng Hsin Steel Co. Ltd.	28,000	54,364
	First Financial Holding Co. Ltd.	28,967,955	23,178,590
#	First Hi-Tec Enterprise Co. Ltd.	11,000	37,218
	First Hotel	890,857	400,027
	First Insurance Co. Ltd.	1,382,064	718,939
# *	First Steamship Co. Ltd.	3,419,042	853,664
#	FIT Holding Co. Ltd.	254,150	254,892
	Fitipower Integrated Technology, Inc.	186,550	1,544,215
	Fittech Co. Ltd.	127,000	224,008

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	1,453,000	$3,747,572
#	Forcecon Tech Co. Ltd.	135,000	553,300
*	Forest Water Environment Engineering Co. Ltd.	21,400	17,764
#	Formosa Advanced Technologies Co. Ltd.	968,000	1,153,956
	Formosa Chemicals & Fibre Corp.	7,119,000	13,394,219
#	Formosa Laboratories, Inc.	530,478	1,412,393
	Formosa Plastics Corp.	9,924,000	23,600,971
#	Formosa Taffeta Co. Ltd.	3,107,511	2,417,078
	Formosan Rubber Group, Inc.	1,162,761	838,072
#	Formosan Union Chemical	1,809,843	1,145,335
#	Founding Construction & Development Co. Ltd.	1,012,418	602,919
	Foxconn Technology Co. Ltd.	3,210,142	5,208,554
	Foxsemicon Integrated Technology, Inc.	57,000	321,866
	Franbo Lines Corp.	209,392	103,011
#	Froch Enterprise Co. Ltd.	1,037,734	555,993
	FSP Technology, Inc.	793,292	1,170,765
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	61,125
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,078,141
	Fubon Financial Holding Co. Ltd.	29,813,365	55,440,762
#	Fulgent Sun International Holding Co. Ltd.	220,000	874,127
	Fullerton Technology Co. Ltd.	529,200	315,099
#	Fulltech Fiber Glass Corp.	2,075,964	1,082,280
#	Fwusow Industry Co. Ltd.	1,241,194	718,788
#	G Shank Enterprise Co. Ltd.	761,902	1,249,598
	Gamania Digital Entertainment Co. Ltd.	148,000	306,367
#	Gemtek Technology Corp.	1,877,962	1,896,443
#	General Interface Solution Holding Ltd.	1,018,000	1,755,201
	Getac Holdings Corp.	785,065	1,760,441
#	Giant Manufacturing Co. Ltd.	99,000	500,600
#	Giantplus Technology Co. Ltd.	1,722,100	645,550
	Gigabyte Technology Co. Ltd.	371,287	2,522,501
#	Global Brands Manufacture Ltd.	1,520,154	2,899,629
#	Global Lighting Technologies, Inc.	160,000	234,340
	Global Mixed Mode Technology, Inc.	29,000	223,197
	Global PMX Co. Ltd.	10,000	35,269
	Global View Co. Ltd.	53,000	48,411
# *	Globe Union Industrial Corp.	1,309,126	556,041
#	Gloria Material Technology Corp.	1,886,116	2,603,457
	GMI Technology, Inc.	60,221	35,393
	Goldsun Building Materials Co. Ltd., Class C	5,138,171	3,998,011
#	Good Will Instrument Co. Ltd.	172,746	183,202
#	Gordon Auto Body Parts	62,000	57,882
	Gourmet Master Co. Ltd.	200,000	600,920
# *	Grand Fortune Securities Co. Ltd.	950,929	335,015
#	Grand Pacific Petrochemical	4,778,000	2,332,956
	Great China Metal Industry	842,000	613,983
	Great Wall Enterprise Co. Ltd.	1,955,236	3,069,524
	Greatek Electronics, Inc.	499,000	897,842
* ††	Green Energy Technology, Inc.	1,424,880	0
#	GTM Holdings Corp.	622,900	563,825
#	Hannstar Board Corp.	1,693,488	2,923,564
*	HannStar Display Corp.	5,060,435	1,733,917
# *	HannsTouch Holdings Co.	3,034,001	854,443
	Hanpin Electron Co. Ltd.	286,000	337,373
#	Harvatek Corp.	824,553	665,160
	Heran Co. Ltd.	10,000	33,184
	Hey Song Corp.	1,745,500	2,059,515
	Hi-Clearance, Inc.	4,296	17,504
	Highlight Tech Corp.	30,000	43,770

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Highwealth Construction Corp.	2,427,055	$3,049,485
#	Hiroca Holdings Ltd.	346,000	386,747
	Hitron Technology, Inc.	179,000	165,722
	Hiwin Technologies Corp.	172,000	1,042,344
#	Ho Tung Chemical Corp.	4,467,475	1,158,576
#	Hocheng Corp.	1,108,066	608,863
#	Holdings-Key Electric Wire & Cable Co. Ltd.	49,699	40,028
	Holy Stone Enterprise Co. Ltd.	282,800	829,159
	Hon Hai Precision Industry Co. Ltd.	44,889,192	133,981,382
	Hong Pu Real Estate Development Co. Ltd.	1,038,655	866,468
#	Hong TAI Electric Industrial	1,260,000	949,657
#	Hong YI Fiber Industry Co.	753,000	378,506
*	Horizon Securities Co. Ltd.	145,820	43,819
	Hota Industrial Manufacturing Co. Ltd.	76,000	145,452
	Hsin Kuang Steel Co. Ltd.	234,000	337,226
	Hsing TA Cement Co.	862,614	465,939
*	HTC Corp.	70,000	95,835
#	HUA ENG Wire & Cable Co. Ltd.	166,035	98,853
	Hua Nan Financial Holdings Co. Ltd., Class C	24,418,692	15,313,544
	Huaku Development Co. Ltd.	850,000	2,401,057
	Huang Hsiang Construction Corp.	127,000	151,030
#	Hung Ching Development & Construction Co. Ltd.	857,468	599,390
#	Hung Sheng Construction Ltd.	1,724,269	955,252
	Huxen Corp.	173,281	273,712
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	26,403
#	Hwacom Systems, Inc.	345,000	181,203
*	IBF Financial Holdings Co. Ltd.	13,653,796	4,845,977
#	Ichia Technologies, Inc.	961,260	971,134
*	Ideal Bike Corp.	94,000	28,475
#	IEI Integration Corp.	258,200	547,337
	Infortrend Technology, Inc.	1,013,000	586,014
	Innolux Corp.	29,525,854	11,130,269
	Inpaq Technology Co. Ltd.	338,930	689,564
#	Integrated Service Technology, Inc.	146,570	381,449
	IntelliEPI, Inc.	5,000	8,504
#	International CSRC Investment Holdings Co.	3,996,166	2,356,300
#	Inventec Corp.	7,051,277	8,833,584
	Iron Force Industrial Co. Ltd.	58,000	151,547
	ITE Technology, Inc.	573,479	2,891,302
	ITEQ Corp.	249,000	586,017
#	Jarllytec Co. Ltd.	252,000	1,159,505
	Jean Co. Ltd.	470,445	279,148
#	Jess-Link Products Co. Ltd.	385,500	994,943
	Jiin Yeeh Ding Enterprise Co. Ltd.	54,000	83,076
*	Jinli Group Holdings Ltd.	760,532	245,495
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	35,343
	K Laser Technology, Inc.	785,601	555,620
	Kaimei Electronic Corp.	160,400	306,233
#	Kaulin Manufacturing Co. Ltd.	565,656	227,781
	Kedge Construction Co. Ltd.	27,324	61,429
	KEE TAI Properties Co. Ltd.	1,141,000	530,685
	Kenda Rubber Industrial Co. Ltd.	1,045,409	942,395
	Kerry TJ Logistics Co. Ltd.	76,000	87,021
	Kindom Development Co. Ltd.	1,887,000	1,988,833
	King Chou Marine Technology Co. Ltd.	268,100	324,849
	King Yuan Electronics Co. Ltd.	5,317,805	12,598,945
	King’s Town Bank Co. Ltd.	4,347,012	4,985,175
*	King’s Town Construction Co. Ltd.	437,380	412,579
#	Kinko Optical Co. Ltd.	681,756	544,239

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kinpo Electronics	5,886,375	$2,535,745
#	Kinsus Interconnect Technology Corp.	1,496,000	4,404,333
#	Ko Ja Cayman Co. Ltd.	95,000	202,342
#	KS Terminals, Inc.	168,000	347,573
# *	Kung Sing Engineering Corp.	2,331,875	663,472
#	Kuo Toong International Co. Ltd.	1,052,808	1,158,866
*	Kuo Yang Construction Co. Ltd.	199,000	110,638
	Kwong Fong Industries Corp.	481,649	155,343
	Kwong Lung Enterprise Co. Ltd.	163,000	257,099
#	KYE Systems Corp.	1,182,909	424,248
#	L&K Engineering Co. Ltd.	780,000	3,073,453
*	LAN FA Textile	985,713	298,911
#	Largan Precision Co. Ltd.	330,000	21,135,453
	Laster Tech Corp. Ltd.	131,000	199,370
# *	Lealea Enterprise Co. Ltd.	3,846,898	1,205,848
#	LEE CHI Enterprises Co. Ltd.	891,900	394,158
#	Lelon Electronics Corp.	130,000	219,254
# *	Li Peng Enterprise Co. Ltd.	2,332,381	547,584
	Lida Holdings Ltd.	316,680	337,456
	Lien Hwa Industrial Holdings Corp.	1,915,465	3,665,178
	Lingsen Precision Industries Ltd.	1,924,480	1,259,027
	Lite-On Technology Corp.	5,686,738	17,705,716
	Liton Technology Corp.	52,000	55,263
# *	Long Bon International Co. Ltd.	855,880	414,724
	Long Da Construction & Development Corp.	129,000	99,925
	Longchen Paper & Packaging Co. Ltd.	4,181,859	1,789,681
	Longwell Co.	272,000	530,673
	Lu Hai Holding Corp.	51,700	48,345
#	Lucky Cement Corp.	726,000	300,545
*	Lung Yen Life Service Corp.	71,000	77,988
#	Macauto Industrial Co. Ltd.	83,000	187,399
	Machvision, Inc.	6,000	33,299
	Macronix International Co. Ltd.	9,654,605	8,067,555
	Mayer Steel Pipe Corp.	597,456	515,961
	Maywufa Co. Ltd.	182,070	120,309
	Mega Financial Holding Co. Ltd.	22,082,875	25,058,197
*	Mercuries & Associates Holding Ltd.	2,481,771	965,251
*	Mercuries Life Insurance Co. Ltd.	4,429,762	689,823
	Merry Electronics Co. Ltd.	181,000	496,189
	Micro-Star International Co. Ltd.	44,000	225,250
	Mildef Crete, Inc.	6,000	14,618
#	MIN AIK Technology Co. Ltd.	458,600	277,169
	Mirle Automation Corp.	79,000	89,963
#	Mitac Holdings Corp.	2,644,682	3,011,408
#	MOSA Industrial Corp.	277,007	204,593
	MPI Corp.	322,000	1,887,262
	Namchow Holdings Co. Ltd.	330,000	499,246
	Nan Pao Resins Chemical Co. Ltd.	38,000	233,621
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	302,309
	Nan Ya Plastics Corp.	14,937,000	28,579,285
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	56,642
	Nantex Industry Co. Ltd.	128,000	136,043
#	Nanya Technology Corp.	5,929,000	11,886,331
*	New Era Electronics Co. Ltd.	168,000	113,712
	Nexcom International Co. Ltd.	16,000	20,041
	Nichidenbo Corp.	65,000	111,623
#	Nien Hsing Textile Co. Ltd.	647,061	377,741
	Niko Semiconductor Co. Ltd.	100,520	178,425
	Nishoku Technology, Inc.	194,000	579,122

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	O-Bank Co. Ltd.	2,696,604	$776,877
*	Ocean Plastics Co. Ltd.	80,000	85,757
#	Orient Semiconductor Electronics Ltd.	1,299,670	1,672,784
	Oriental Union Chemical Corp.	40,000	22,512
	O-TA Precision Industry Co. Ltd.	6,000	15,822
	Pacific Construction Co.	1,755,452	490,981
	Paiho Shih Holdings Corp.	143,850	90,586
	Pan German Universal Motors Ltd.	10,000	94,243
	Pan Jit International, Inc.	371,100	686,703
	Pan-International Industrial Corp.	2,067,444	2,175,304
# *	PChome Online, Inc.	257,061	353,495
#	PCL Technologies, Inc.	66,000	154,056
	Pegatron Corp.	9,540,998	22,265,087
	Phison Electronics Corp.	118,000	1,703,117
	Pixart Imaging, Inc.	351,000	1,395,401
	Plastron Precision Co. Ltd.	125,156	57,703
*	Plotech Co. Ltd.	522,000	270,359
	Posiflex Technology, Inc.	14,000	43,365
	Pou Chen Corp.	8,449,550	7,531,610
#	Powerchip Semiconductor Manufacturing Corp.	11,295,000	9,291,496
	Powertech Technology, Inc.	1,463,000	4,753,043
	Powertip Technology Corp.	56,000	26,046
	President Securities Corp.	4,203,263	2,261,785
	Primax Electronics Ltd.	1,335,000	2,851,200
	Prince Housing & Development Corp.	5,765,018	1,894,526
* ††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	181,000	303,289
#	Prosperity Dielectrics Co. Ltd.	120,000	164,956
	Qisda Corp.	6,794,171	8,918,645
	QST International Corp.	18,143	31,931
	Qualipoly Chemical Corp.	290,593	301,152
	Quang Viet Enterprise Co. Ltd.	25,000	85,308
	Quanta Computer, Inc.	297,000	1,753,579
	Quanta Storage, Inc.	488,000	1,035,476
#	Quintain Steel Co. Ltd.	1,403,247	567,888
#	Radiant Opto-Electronics Corp.	1,869,000	7,163,843
*	Radium Life Tech Co. Ltd.	3,668,226	989,949
	Rechi Precision Co. Ltd.	239,000	140,802
*	Rexon Industrial Corp. Ltd.	35,000	43,103
*	Rich Development Co. Ltd.	2,783,054	763,480
*	Ritek Corp.	3,656,449	891,340
* ††	Roo Hsing Co. Ltd.	739,000	78,963
	Ruentex Development Co. Ltd.	1,709,900	1,714,819
#	Ruentex Industries Ltd.	2,581,385	4,569,186
	Sampo Corp.	1,851,340	1,600,201
	San Fang Chemical Industry Co. Ltd.	69,000	49,732
#	San Far Property Ltd.	1,393,560	744,223
#	Sanyang Motor Co. Ltd.	2,379,624	4,905,219
	Scan-D Corp.	33,000	41,960
	Sea Sonic Electronics Co. Ltd.	12,000	33,677
	Senao International Co. Ltd.	33,000	36,640
	Sercomm Corp.	60,000	209,342
#	Sesoda Corp.	787,279	738,515
	Shanghai Commercial & Savings Bank Ltd.	4,085,566	5,413,341
	Shan-Loong Transportation Co. Ltd.	436,000	408,040
#	Sharehope Medicine Co. Ltd.	198,345	197,093
#	Sheng Yu Steel Co. Ltd.	611,000	439,714
	ShenMao Technology, Inc.	143,000	259,749
#	Shih Her Technologies, Inc.	260,000	580,572

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shih Wei Navigation Co. Ltd.	1,390,271	$762,662
	Shihlin Electric & Engineering Corp.	961,000	2,819,420
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	37,522
*	Shin Kong Financial Holding Co. Ltd.	42,065,909	11,300,928
	Shin Zu Shing Co. Ltd.	879,842	2,515,811
*	Shining Building Business Co. Ltd.	1,544,368	484,443
	Shinkong Insurance Co. Ltd.	1,019,412	2,099,174
	Shinkong Synthetic Fibers Corp.	6,366,754	2,958,486
# *	Shuttle, Inc.	1,693,015	851,833
#	Sigurd Microelectronics Corp.	2,351,231	4,317,127
	Silitech Technology Corp.	26,878	30,502
	Simplo Technology Co. Ltd.	96,000	989,056
	Sincere Navigation Corp.	1,484,242	994,731
	Singatron Enterprise Co. Ltd.	56,000	44,230
	Sinher Technology, Inc.	303,000	324,353
	Sinmag Equipment Corp.	13,000	57,907
	Sinon Corp.	1,847,877	2,085,447
	SinoPac Financial Holdings Co. Ltd.	40,385,351	22,273,157
	Sinyi Realty, Inc.	77,000	67,270
#	Sirtec International Co. Ltd.	476,200	414,109
#	Siward Crystal Technology Co. Ltd.	722,875	666,450
#	Soft-World International Corp.	44,000	129,701
#	Solar Applied Materials Technology Corp.	222,000	267,853
#	Solomon Technology Corp.	434,000	451,690
	Solteam, Inc.	62,742	80,729
#	Southeast Cement Co. Ltd.	901,700	505,045
#	Spirox Corp.	356,563	409,610
	Sports Gear Co. Ltd.	5,000	10,186
	St Shine Optical Co. Ltd.	10,000	56,096
	Sun Yad Construction Co. Ltd.	180,813	56,914
	Sunplus Technology Co. Ltd.	416,000	388,226
	Sunrex Technology Corp.	494,108	755,077
#	Sunspring Metal Corp.	580,569	400,678
	Supreme Electronics Co. Ltd.	2,042,507	3,508,617
	Swancor Holding Co. Ltd.	90,000	239,765
	Sweeten Real Estate Development Co. Ltd.	913,840	696,527
#	Syncmold Enterprise Corp.	136,000	281,197
	Synnex Technology International Corp.	4,727,550	10,033,307
	Systex Corp.	52,000	161,079
	T3EX Global Holdings Corp.	118,000	266,026
#	TA Chen Stainless Pipe	2,287,392	2,618,922
#	Tah Hsin Industrial Corp.	324,701	710,910
	TA-I Technology Co. Ltd.	172,500	237,233
*	Tai Tung Communication Co. Ltd.	508,535	262,684
	Taichung Commercial Bank Co. Ltd.	26,492,629	12,025,228
#	TaiDoc Technology Corp.	135,000	593,809
#	Taiflex Scientific Co. Ltd.	967,960	1,242,121
#	Taimide Tech, Inc.	199,000	235,567
	Tainan Enterprises Co. Ltd.	338,183	323,615
#	Tainan Spinning Co. Ltd.	6,079,485	2,665,876
	Tai-Saw Technology Co. Ltd.	158,000	129,057
	Taishin Financial Holding Co. Ltd.	39,752,670	21,202,751
#	Taita Chemical Co. Ltd.	607,394	309,701
	TAI-TECH Advanced Electronics Co. Ltd.	75,000	233,720
	Taiwan Business Bank	23,281,281	9,178,983
#	Taiwan Cement Corp.	19,141,110	19,072,511
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	367,338
	Taiwan Cooperative Financial Holding Co. Ltd.	27,253,278	21,163,997
	Taiwan Fertilizer Co. Ltd.	2,413,000	4,421,251

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	$956,499
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	881,499
# *	Taiwan Glass Industry Corp.	3,675,982	2,074,307
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,290,932	4,010,399
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	809,368
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	64,841
	Taiwan Navigation Co. Ltd.	1,131,000	959,473
	Taiwan Paiho Ltd.	683,000	1,211,545
	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,862,452
	Taiwan Shin Kong Security Co. Ltd.	134,390	165,791
	Taiwan Steel Union Co. Ltd.	8,000	21,422
#	Taiwan Styrene Monomer	477,000	226,981
	Taiwan Surface Mounting Technology Corp.	1,330,991	3,761,403
# *	Taiwan TEA Corp.	2,838,092	1,736,875
#	Taiwan Union Technology Corp.	855,000	2,821,937
	Taiyen Biotech Co. Ltd.	569,217	583,980
# *	Tatung Co. Ltd.	4,848,000	5,372,883
	TBI Motion Technology Co. Ltd.	9,000	8,582
	Te Chang Construction Co. Ltd.	16,260	32,841
	Teco Electric & Machinery Co. Ltd.	5,602,725	7,996,861
	Tera Autotech Corp.	24,863	21,281
	Test Research, Inc.	77,000	142,952
	Test Rite International Co. Ltd.	1,140,266	705,140
*	Tex-Ray Industrial Co. Ltd.	359,000	124,127
	Thinking Electronic Industrial Co. Ltd.	44,000	186,061
	Thye Ming Industrial Co. Ltd.	90,600	153,166
#	Ting Sin Co. Ltd.	65,698	22,934
	Ton Yi Industrial Corp.	3,904,600	1,894,629
#	Tong Hsing Electronic Industries Ltd.	883,480	3,667,041
	Tong Ming Enterprise Co. Ltd.	16,000	15,611
	Tong Yang Industry Co. Ltd.	1,958,000	4,441,756
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	530,186
	Top Union Electronics Corp.	197,973	188,862
	Topco Technologies Corp.	18,000	38,414
	Topkey Corp.	78,000	388,372
#	Topoint Technology Co. Ltd.	663,459	544,519
	Toung Loong Textile Manufacturing	104,040	69,639
	TPK Holding Co. Ltd.	1,941,000	1,923,929
	Transcend Information, Inc.	76,000	172,365
	Tripod Technology Corp.	1,791,000	9,169,220
#	Tsann Kuen Enterprise Co. Ltd.	181,182	215,833
	TSC Auto ID Technology Co. Ltd.	2,199	15,797
	TSRC Corp.	435,000	307,730
	TST Group Holding Ltd.	6,000	23,929
	Tung Ho Steel Enterprise Corp.	2,960,593	5,942,865
	Tung Ho Textile Co. Ltd.	23,000	12,346
	TXC Corp.	1,165,000	3,454,910
	TYC Brother Industrial Co. Ltd.	883,723	1,025,439
# *	Tycoons Group Enterprise	1,678,515	609,815
*	Tyntek Corp.	1,448,097	806,656
#	UDE Corp.	353,000	546,582
#	U-Ming Marine Transport Corp.	1,890,000	2,590,160
#	Unic Technology Corp.	219,000	140,299
#	Union Bank of Taiwan	12,016,836	4,896,480
	Unitech Computer Co. Ltd.	477,739	476,739
#	Unitech Printed Circuit Board Corp.	3,306,346	1,894,920
#	United Microelectronics Corp.	42,425,681	61,012,968
	United Orthopedic Corp.	140,000	288,066

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	20,000	$11,009
	United Renewable Energy Co. Ltd.	450,000	207,297
* ††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	38,213
#	Universal Cement Corp.	2,278,960	1,785,077
	Universal, Inc.	97,000	66,462
#	UPC Technology Corp.	3,688,598	1,683,387
	USI Corp.	4,178,827	2,487,282
#	Usun Technology Co. Ltd.	128,100	112,937
	U-Tech Media Corp.	125,000	59,074
	Utechzone Co. Ltd.	11,000	23,519
	Ve Wong Corp.	912,806	1,212,492
	Ventec International Group Co. Ltd., Class C	9,000	23,484
*	Victory New Materials Ltd. Co.	626,687	215,674
	Viking Tech Corp.	69,000	103,809
	Wafer Works Corp.	515,000	694,929
#	Wah Hong Industrial Corp.	406,516	485,755
	Wah Lee Industrial Corp.	862,100	2,512,367
	Walsin Lihwa Corp.	10,694,972	11,382,469
	Walsin Technology Corp.	1,456,000	4,716,993
#	Walton Advanced Engineering, Inc.	1,262,853	582,261
#	Wan Hai Lines Ltd.	2,713,000	3,877,586
	Wei Chuan Foods Corp.	466,000	266,202
#	Weikeng Industrial Co. Ltd.	2,081,490	1,730,639
	Well Shin Technology Co. Ltd.	444,080	666,712
#	WELLELL, Inc.	134,000	112,528
#	Wha Yu Industrial Co. Ltd.	238,000	136,440
	Win Semiconductors Corp.	186,000	833,665
	Winbond Electronics Corp.	16,131,572	12,500,703
	Winmate, Inc.	28,000	97,839
#	Winstek Semiconductor Co. Ltd.	247,000	645,166
* ††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,926,364	2,487,385
#	Wistron Corp.	7,017,343	19,567,861
	Wistron Information Technology & Services Corp.	10,659	35,933
	Wistron NeWeb Corp.	454,000	1,793,527
	WPG Holdings Ltd.	7,842,284	17,353,621
#	WT Microelectronics Co. Ltd.	2,114,751	7,758,046
#	WUS Printed Circuit Co. Ltd.	844,668	879,261
	Xxentria Technology Materials Corp.	127,400	279,673
	Ya Horng Electronic Co. Ltd.	22,000	32,971
#	Yageo Corp.	1,087,019	17,722,252
#	Yang Ming Marine Transport Corp.	7,544,000	9,832,690
#	YC INOX Co. Ltd.	1,861,446	1,508,292
	YCC Parts Manufacturing Co. Ltd.	21,000	38,354
#	Yea Shin International Development Co. Ltd.	1,067,990	849,599
	Yem Chio Co. Ltd.	2,519,746	1,243,742
#	Yen Sun Technology Corp.	100,000	119,267
# *	Yeong Guan Energy Technology Group Co. Ltd.	386,820	609,390
	YFC-Boneagle Electric Co. Ltd.	35,449	29,051
#	YFY, Inc.	4,577,847	4,215,291
#	Yi Jinn Industrial Co. Ltd.	1,140,142	612,358
*	Yieh Hsing Enterprise Co. Ltd.	216,000	61,835
#	Yieh Phui Enterprise Co. Ltd.	3,778,178	1,803,780
#	Young Fast Optoelectronics Co. Ltd.	432,000	514,532
	Youngtek Electronics Corp.	596,047	1,053,027
	Yuanta Financial Holding Co. Ltd.	38,528,131	28,946,835
#	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	77,914
#	Yulon Motor Co. Ltd.	3,055,350	7,016,839

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	$485,253
	YungShin Global Holding Corp.	184,000	251,196
#	Zeng Hsing Industrial Co. Ltd.	121,358	400,761
#	Zenitron Corp.	940,000	914,560
	Zero One Technology Co. Ltd.	665,391	1,248,642
#	Zhen Ding Technology Holding Ltd.	3,471,000	10,494,353
#	Zig Sheng Industrial Co. Ltd.	1,985,352	610,200
*	Zinwell Corp.	809,000	595,457
	Zippy Technology Corp.	63,000	88,307
#	Zyxel Group Corp.	1,288,793	2,180,226

TOTAL TAIWAN			1,688,222,194

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	85,550	66,645
	AAPICO Hitech PCL	1,078,747	840,368
*	Absolute Clean Energy PCL	333,200	14,091
	AP Thailand PCL	11,783,730	3,540,774
	Asia Green Energy PCL	183,370	9,693
	Bangchak Corp. PCL	5,827,100	6,687,567
	Bangkok Bank PCL	3,293,353	14,431,470
	Bangkok Bank PCL, NVDR	259,600	1,137,567
	Bangkok Commercial Asset Management PCL	2,244,200	558,826
	Bangkok Insurance PCL	181,628	1,510,935
*	Bangkok Land PCL	60,002,696	1,151,891
	Bangkok Life Assurance PCL, NVDR	385,900	249,089
*	Bangkok Ranch PCL	2,100,500	143,764
#	Banpu PCL	29,652,733	6,270,036
	Berli Jucker PCL	3,580,300	2,814,036
	BG Container Glass PCL	161,900	39,639
	Cal-Comp Electronics Thailand PCL, Class F	18,481,921	781,596
	Charoen Pokphand Foods PCL	16,623,600	8,648,851
*	Country Group Development PCL	12,272,400	105,848
*	Country Group Holdings PCL, Class F	1,781,200	36,177
*	Demco PCL	1,585,700	113,824
*	Demco PCL	317,140	0
	Eastern Water Resources Development & Management PCL, Class F	752,100	87,885
	GFPT PCL	1,937,000	549,695
	Global Green Chemicals PCL, Class F	503,800	110,733
	ICC International PCL	2,067,400	2,358,306
	Indorama Ventures PCL	3,939,523	2,597,668
	Interlink Communication PCL	142,500	28,149
	Interlink Telecom PCL	2,081,000	126,218
	IRPC PCL	36,505,400	1,950,069
*	Italian-Thai Development PCL	24,735,500	853,364
	Kasikornbank PCL	66,100	241,835
	Kasikornbank PCL, NVDR	843,501	3,086,051
	Khon Kaen Sugar Industry PCL	8,302,207	660,619
	Kiatnakin Phatra Bank PCL	834,400	1,143,332
	Krung Thai Bank PCL	9,614,300	5,028,833
	Lalin Property PCL	204,200	46,871
	Lanna Resources PCL	386,600	158,114
	LH Financial Group PCL	6,930,046	190,881
#	LPN Development PCL	6,633,702	734,566
	MCS Steel PCL	252,300	45,978
*	Millcon Steel PCL	6,680,850	68,774
*	Nawarat Patanakarn PCL	3,182,100	38,955
	Northeast Rubber PCL	2,094,488	266,892
	Origin Property PCL, Class F	668,300	166,413
	Polyplex Thailand PCL	1,537,425	423,468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Power Solution Technologies PCL, Class F	3,438,240	$86,093
	Precious Shipping PCL	3,636,850	849,956
	Property Perfect PCL	44,279,235	369,584
	Pruksa Holding PCL	3,613,900	1,256,834
	PTT Exploration & Production PCL	4,457,400	20,338,418
	PTT Global Chemical PCL	6,147,241	5,900,530
	PTT PCL	46,991,800	43,471,582
	Quality Houses PCL	23,818,847	1,484,433
	Regional Container Lines PCL	789,100	430,308
	Rojana Industrial Park PCL	3,265,173	545,066
*	S Hotels & Resorts PCL	2,784,826	182,853
	Saha Pathana Inter-Holding PCL	2,248,100	4,221,931
	Saha Pathanapibul PCL	1,052,533	1,815,596
	Saha-Union PCL	1,568,500	1,320,084
	Sansiri PCL	66,481,166	2,829,970
	SC Asset Corp. PCL	8,191,953	770,364
	SCB X PCL	2,709,600	7,425,627
	Sena Development PCL	1,331,366	87,418
	Siam Cement PCL	1,713,200	13,727,526
	Siam City Cement PCL	191,589	711,612
	Siamgas & Petrochemicals PCL	444,700	98,362
	Singha Estate PCL	547,000	13,392
#	Sino-Thai Engineering & Construction PCL	3,262,278	776,030
	SNC Former PCL	95,000	25,638
	Somboon Advance Technology PCL	1,292,800	636,643
	SPCG PCL	1,807,900	648,867
	Sri Trang Agro-Industry PCL	4,460,557	1,787,077
	Sri Trang Gloves Thailand PCL	936,500	152,425
	Srithai Superware PCL	5,665,600	176,545
	Star Petroleum Refining PCL	5,157,987	1,061,949
*	STP & I PCL	4,705,400	361,324
	Supalai PCL	6,428,200	3,290,781
*	Super Energy Corp. PCL	91,283,809	1,092,079
	Susco PCL	912,000	114,690
*	Syntec Construction PCL	5,229,800	222,622
	Tata Steel Thailand PCL	2,480,900	55,219
	Thai Oil PCL	3,665,574	4,793,266
	Thai Stanley Electric PCL, NVDR	19,100	94,856
	Thai Stanley Electric PCL, Class F	170,100	844,762
	Thai Union Group PCL, Class F	10,353,400	3,888,736
	Thai Wacoal PCL	69,500	65,019
	Thai Wah PCL, Class F	204,900	22,917
	Thanachart Capital PCL	797,000	1,086,541
	Thitikorn PCL	1,125,800	166,008
#	Thoresen Thai Agencies PCL	6,998,776	1,002,815
	TKS Technologies PCL	139,600	25,634
	TMBThanachart Bank PCL	75,230,296	3,495,433
	TPI Polene PCL	33,681,040	1,293,172
	TPI Polene Power PCL	7,369,358	676,605
	True Corp. PCL	24,681,178	4,154,445
	TTCL PCL	150,400	15,566
*	Unique Engineering & Construction PCL	979,600	75,768
	Univentures PCL	2,173,700	124,583
	WHA Corp. PCL	446,600	62,127

TOTAL THAILAND			210,344,037

TURKEY — (1.0%)
	Akbank TAS	15,858,240	16,520,381
	Aksa Enerji Uretim AS	93,326	115,471

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Alarko Holding AS	160,880	$575,398
*	Albaraka Turk Katilim Bankasi AS	7,059,701	1,037,678
*	Anadolu Anonim Turk Sigorta Sirketi	608,606	1,265,967
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	2,148,136
	Bera Holding AS	1,352,723	817,101
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	41,490	1,353,768
	Dogan Sirketler Grubu Holding AS	3,974,260	1,922,927
	Enka Insaat ve Sanayi AS	3,990,881	4,281,767
# *	Eregli Demir ve Celik Fabrikalari TAS	3,716,492	4,975,335
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	920,517
	GSD Holding AS	3,960,272	536,122
	KOC Holding AS	3,107,089	15,029,240
	Kordsa Teknik Tekstil AS	41,542	122,482
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	17,384
	Pinar SUT Mamulleri Sanayii AS	8,063	21,135
	Sekerbank Turk AS	5,078,228	1,196,281
*	TAV Havalimanlari Holding AS	545,774	2,210,409
	Tekfen Holding AS	675,012	974,052
*	Turk Hava Yollari AO	2,039,999	15,662,890
#	Turkiye Garanti Bankasi AS	2,472,034	4,109,173
#	Turkiye Is Bankasi AS, Class C	12,531,118	9,314,555
*	Turkiye Sinai Kalkinma Bankasi AS	6,227,331	1,476,439
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	4,951,560
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,938,994	2,271,179
*	Vestel Elektronik Sanayi ve Ticaret AS	511,731	1,103,373
	Yapi ve Kredi Bankasi AS	15,981,002	9,753,409
*	Zorlu Enerji Elektrik Uretim AS	6,323,282	1,183,060

TOTAL TURKEY			105,867,189

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	12,293,935	26,865,682
	Agthia Group PJSC	616,036	746,963
*	AL Seer Marine Supplies & Equipment Co. LLC	18,413	40,444
	Aldar Properties PJSC	11,494,670	16,282,827
	Amanat Holdings PJSC	3,264,535	884,319
*	Amlak Finance PJSC	2,513,517	544,504
	Dana Gas PJSC	16,187,077	3,570,716
*	Deyaar Development PJSC	4,497,156	720,891
	Dubai Investments PJSC	7,340,116	4,510,458
	Dubai Islamic Bank PJSC	1,237,404	1,819,218
	Emaar Development PJSC	4,782,342	8,070,544
	Emaar Properties PJSC	24,247,455	44,173,615
	Emirates NBD Bank PJSC	5,580,590	25,761,509
*	EMSTEEL Building Materials PJSC	347,238	127,704
*	Eshraq Investments PJSC	3,371,519	399,661
*	Islamic Arab Insurance Co.	178,521	28,707
*	Manazel PJSC	1,193,679	117,694
*	RAK Properties PJSC	3,217,238	937,924
	Ras Al Khaimah Ceramics	826,296	546,698
*	Shuaa Capital PSC	1,996,407	142,027
*	Union Properties PJSC	3,928,839	353,783

TOTAL UNITED ARAB EMIRATES			136,645,888

UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	702,492	12,532,457

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED STATES — (0.0%)
* ††	Rexlot Holdings	67,831,618	$0

	TOTAL COMMON STOCKS		9,959,278,532

	PREFERRED STOCKS — (0.9%)
	BRAZIL — (0.8%)
	Banco ABC Brasil SA, 6.373%	538,176	1,997,178
*	Banco ABC Brasil SA	29,250	115,393
Ω	Banco BMG SA, 7.152%	147,500	67,581
	Banco Bradesco SA, 7.205%	11,182,310	31,029,011
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	1,097,345	2,372,403
	Banco Pan SA, 3.575%	819,150	1,142,188
	Eucatex SA Industria e Comercio, 6.424%	297,328	725,370
	Gerdau SA, 14.599%	454,461	1,962,338
	Grazziotin SA, 8.054%	6,731	34,177
	Marcopolo SA, 7.137%	2,325,050	2,416,475
	Petroleo Brasileiro SA, 10.467%	5,630,679	38,797,994
	Randon SA Implementos e Participacoes, 4.690%	370,718	802,208
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	1,493,049	1,957,466

	TOTAL BRAZIL		83,419,782

	COLOMBIA — (0.1%)
	Grupo Argos SA, 8.558%	374,078	590,745
	Grupo Aval Acciones y Valores SA, 6.302%	148,826	16,633
	Grupo de Inversiones Suramericana SA, 9.625%	829,737	2,421,074

	TOTAL COLOMBIA		3,028,452

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	251	31
*	TVS Holdings Ltd.	251,604	31,446

	TOTAL INDIA		31,477

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	489,494

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	4,382,167	894,664

	TOTAL PREFERRED STOCKS		87,863,869

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Grupo Casas Bahia SA Warrants 09/19/2024	2,613,244	20,733

	KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	305,802	6,324

	TAIWAN — (0.0%)
*	Farglory F T Z Investment Holding Co. Ltd. Rights	5,760	1,146
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	50,543	623
*	Winbond Electronics Corp. Rights 11/03/2023	648,506	58,982

	TOTAL TAIWAN		60,751

	THAILAND — (0.0%)
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	14,532,334	8,086

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Millcon Steel PCL Warrants 12/13/2024	1,670,212	$2,324

TOTAL THAILAND			10,410

TOTAL RIGHTS/WARRANTS			98,218

TOTAL INVESTMENT SECURITIES (Cost $ 9,279,218,045)			10,047,240,619

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	10,694,234	123,700,201

TOTAL INVESTMENTS — (100.0%) (Cost $ 9,402,920,240)			$10,170,940,820

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/15/23	$31,896,217	$29,874,000	$(2,022,217)
S&P 500® E-Mini Index	204	12/15/23	44,484,376	42,964,950	(1,519,426)

Total Futures Contracts			$76,380,593	$72,838,950	$(3,541,643)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$440,372,660	$1,391,081	—	$441,763,741
Cayman Islands	—	41,872	—	41,872
Chile	—	53,499,957	—	53,499,957
China	147,179,841	2,459,541,479	$10,357,785	2,617,079,105
Colombia	8,134,954	2,085	—	8,137,039
Czech Republic	—	11,383,173	—	11,383,173
Greece	—	45,968,273	—	45,968,273
Hong Kong	—	140,634	1,898	142,532
Hungary	—	22,255,196	—	22,255,196
India	107,198,961	1,708,224,505	1,079,257	1,816,502,723
Indonesia	—	173,319,703	435,966	173,755,669
Kuwait	17,322,319	3,902,073	—	21,224,392
Malaysia	—	178,401,444	—	178,401,444

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$291,033,142	$6,191,165	—	$297,224,307
Philippines	—	87,185,615	$676,700	87,862,315
Poland	—	98,607,864	—	98,607,864
Qatar	—	68,791,296	—	68,791,296
Saudi Arabia	615,684	378,919,208	—	379,534,892
South Africa	16,997,651	264,484,763	—	281,482,414
South Korea	168,705,665	1,031,877,679	1,425,219	1,202,008,563
Taiwan	15,135,014	1,672,942,363	144,817	1,688,222,194
Thailand	198,740,181	11,603,856	—	210,344,037
Turkey	—	105,867,189	—	105,867,189
United Arab Emirates	—	136,645,888	—	136,645,888
United Kingdom	12,532,457	—	—	12,532,457
Preferred Stocks
Brazil	83,352,201	67,581	—	83,419,782
Colombia	3,028,452	—	—	3,028,452
India	—	31,477	—	31,477
Philippines	—	489,494	—	489,494
Taiwan	—	894,664	—	894,664
Rights/Warrants
Brazil	—	20,733	—	20,733
Kuwait	—	6,324	—	6,324
Taiwan	—	60,751	—	60,751
Thailand	—	10,410	—	10,410
Securities Lending Collateral	—	123,700,201	—	123,700,201
Futures Contracts**	(3,541,643)	—	—	(3,541,643)

TOTAL	$1,506,807,539	$8,646,469,996	$14,121,642^	$10,167,399,177

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	January 8, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date:	January 5, 2024